UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2008

1.810690.104

SEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.	56,949	$ 143,511
Amerigon, Inc. (a)(d)	23,891	89,113
Amerityre Corp. (a)(d)	29,329	16,131
ArvinMeritor, Inc.	79,316	313,298
ATC Technology Corp. (a)	29,044	502,171
BorgWarner, Inc.	124,626	2,948,651
Cooper Tire & Rubber Co.	71,419	342,097
Dana Holding Corp. (a)	83,161	79,003
Dorman Products, Inc. (a)	2,806	33,448
Drew Industries, Inc. (a)(d)	29,514	414,967
Exide Technologies (a)	79,119	356,036
Federal-Mogul Corp. Class A (a)	24,100	127,489
Fuel Systems Solutions, Inc. (a)	12,638	437,148
Gentex Corp.	157,747	1,383,441
Hawk Corp. Class A (a)	8,526	137,695
Hayes Lemmerz International, Inc. (a)	129,780	90,846
Lear Corp. (a)	65,561	155,380
Modine Manufacturing Co.	36,785	176,936
Noble International Ltd.	18,873	8,115
Proliance International, Inc. (a)	3,337	831
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	9,063
Shiloh Industries, Inc.	7,998	29,993
Spartan Motors, Inc.	30,723	91,555
Standard Motor Products, Inc. (d)	9,163	22,816
Stoneridge, Inc. (a)	21,118	97,354
Strattec Security Corp.	1,213	18,195
Superior Industries International, Inc. (d)	30,813	376,843
Tenneco, Inc. (a)	51,608	169,274
TRW Automotive Holdings Corp. (a)	75,211	267,751
Visteon Corp. (a)	115,472	86,604
WABCO Holdings, Inc.	77,372	1,149,748
		10,075,503
Automobiles - 0.0%
Coachmen Industries, Inc. (a)	14,942	25,401
Fleetwood Enterprises, Inc. (a)(d)	65,521	9,828
Monaco Coach Corp.	40,798	34,270
Thor Industries, Inc.	40,141	627,805
Winnebago Industries, Inc.	39,085	229,820
		927,124
Distributors - 0.1%
Amcon Distributing Co.	1,022	15,841
Aristotle Corp. (a)	3,170	11,697
Audiovox Corp. Class A (a)	25,037	145,465
Core-Mark Holding Co., Inc. (a)	13,487	271,358
Design Within Reach, Inc. (a)	7,015	6,314
LKQ Corp. (a)	144,490	1,505,586
Source Interlink Companies, Inc. (a)(d)	25,121	5,024
		1,961,285

	Shares	Value
Diversified Consumer Services - 1.3%
American Public Education, Inc. (d)	17,000	$ 672,520
Brinks Home Security Holdings, Inc. (a)	43,454	869,080
Capella Education Co. (a)	16,170	967,936
Career Education Corp. (a)	101,070	1,867,774
Carriage Services, Inc. Class A (a)	9,225	21,679
Coinstar, Inc. (a)	29,739	551,956
Collectors Universe, Inc.	1,364	3,833
Corinthian Colleges, Inc. (a)(d)	95,502	1,535,672
CPI Corp. (d)	3,642	3,970
DeVry, Inc.	67,180	3,861,506
Hillenbrand, Inc.	69,794	1,111,120
ITT Educational Services, Inc. (a)	42,171	3,798,764
Jackson Hewitt Tax Service, Inc.	27,794	357,709
Learning Tree International, Inc. (a)	12,160	142,394
Mac-Gray Corp. (a)	3,487	24,409
Matthews International Corp. Class A	31,996	1,306,397
Nobel Learning Communities, Inc. (a)	2,715	40,481
Pre-Paid Legal Services, Inc. (a)(d)	11,474	458,960
Princeton Review, Inc. (a)(d)	19,132	99,295
Regis Corp.	51,570	566,754
Service Corp. International	277,157	1,613,054
Sotheby's Class A (ltd. vtg.) (d)	82,352	818,579
Steiner Leisure Ltd. (a)	17,289	418,221
Stewart Enterprises, Inc. Class A	88,229	281,451
Strayer Education, Inc.	15,359	3,680,170
thinkorswim Group, Inc. (a)	49,776	321,553
Universal Technical Institute, Inc. (a)(d)	27,449	527,844
Weight Watchers International, Inc.	42,973	1,216,136
		27,139,217
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	34,768	140,115
Ambassadors Group, Inc.	26,464	239,764
Ambassadors International, Inc. (a)(d)	7,395	7,395
Ameristar Casinos, Inc.	26,350	201,841
ARK Restaurants Corp.	5,734	51,033
Bally Technologies, Inc. (a)	49,488	914,043
Benihana, Inc. Class A (sub. vtg.) (a)	10,026	21,255
BJ's Restaurants, Inc. (a)(d)	20,082	196,402
Bluegreen Corp. (a)	15,202	47,278
Bob Evans Farms, Inc.	31,313	525,119
Boyd Gaming Corp.	78,955	347,402
Brinker International, Inc.	103,009	683,980
Buffalo Wild Wings, Inc. (a)(d)	17,260	396,290
Burger King Holdings, Inc.	97,296	2,092,837
California Pizza Kitchen, Inc. (a)	27,163	210,513
Carrols Restaurant Group, Inc. (a)	13,945	27,611
CBRL Group, Inc.	29,624	572,632
CEC Entertainment, Inc. (a)	28,600	492,206
Cedar Fair LP (depository unit)	52,822	709,928
Century Casinos, Inc. (a)	29,959	27,562
Chipotle Mexican Grill, Inc. Class A (a)(d)	35,663	1,768,172
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	40,293	$ 1,011,757
Churchill Downs, Inc.	15,973	560,013
CKE Restaurants, Inc.	55,663	400,774
Cosi, Inc. (a)	50,022	19,509
Denny's Corp. (a)	103,524	192,555
DineEquity, Inc. (d)	17,704	225,372
Domino's Pizza, Inc. (a)	40,766	157,357
Dover Downs Gaming & Entertainment, Inc.	19,410	70,070
Dover Motorsports, Inc.	22,686	34,029
Einstein Noah Restaurant Group, Inc. (a)	5,000	24,950
Empire Resorts, Inc. (a)	29,497	51,620
Famous Dave's of America, Inc. (a)	10,737	31,137
Frisch's Restaurants, Inc.	2,711	54,030
Gaylord Entertainment Co. (a)(d)	43,063	395,749
Great Wolf Resorts, Inc. (a)	56,227	63,537
Icahn Enterprises LP	5,579	190,802
International Speedway Corp. Class A	35,090	910,586
Interstate Hotels & Resorts, Inc. (a)	17,282	17,282
Interval Leisure Group, Inc. (a)	39,200	207,760
Isle of Capri Casinos, Inc. (a)(d)	25,751	86,523
Jack in the Box, Inc. (a)	56,988	997,290
Jamba, Inc. (a)(d)	20,639	12,796
Krispy Kreme Doughnuts, Inc. (a)(d)	96,746	243,800
Landry's Restaurants, Inc. (d)	12,835	148,758
Las Vegas Sands Corp. (a)	312,109	1,613,604
Life Time Fitness, Inc. (a)(d)	39,810	595,956
Littlefield Corp. (a)	600	174
Lodgian, Inc. (a)	30,634	67,395
Luby's, Inc. (a)	27,286	119,513
Marcus Corp.	29,821	384,393
MAXXAM, Inc. (a)	2,331	27,622
McCormick & Schmick's Seafood Restaurants (a)	24,841	89,428
MGM Mirage, Inc. (a)(d)	107,136	1,283,489
Monarch Casino & Resort, Inc. (a)(d)	14,183	127,647
Morgans Hotel Group Co. (a)	34,281	137,124
Morton's Restaurant Group, Inc. (a)	8,711	24,304
MTR Gaming Group, Inc. (a)	23,573	59,404
Multimedia Games, Inc. (a)(d)	34,474	79,290
O'Charleys, Inc.	29,511	62,563
Orient Express Hotels Ltd. Class A (d)	40,516	277,535
P.F. Chang's China Bistro, Inc. (a)	23,366	437,645
Panera Bread Co. Class A (a)(d)	31,349	1,393,150
Papa John's International, Inc. (a)	22,475	398,257
Peet's Coffee & Tea, Inc. (a)(d)	16,921	381,907
Penn National Gaming, Inc. (a)	80,843	1,713,872
Pinnacle Entertainment, Inc. (a)(d)	89,197	508,423
Premier Exhibitions, Inc. (a)	16,798	12,766
Red Lion Hotels Corp. (a)	13,529	35,175
Red Robin Gourmet Burgers, Inc. (a)(d)	21,860	266,473

	Shares	Value
Riviera Holdings Corp. (a)	9,800	$ 40,670
Royal Caribbean Cruises Ltd. (d)	140,010	1,318,894
Rubio's Restaurants, Inc. (a)	3,930	8,685
Ruby Tuesday, Inc. (a)(d)	49,115	56,482
Ruth's Chris Steak House, Inc. (a)	15,729	23,436
Scientific Games Corp. Class A (a)(d)	73,824	1,108,098
Shuffle Master, Inc. (a)(d)	68,852	294,687
Silverleaf Resorts, Inc. (a)	16,000	11,520
Six Flags, Inc. (a)	81,962	19,671
Sonic Corp. (a)	75,072	634,358
SPEEDUS Corp. (a)	475	143
Speedway Motorsports, Inc.	20,703	286,322
Texas Roadhouse, Inc. Class A (a)(d)	67,648	378,152
The Cheesecake Factory, Inc. (a)	64,435	469,087
The Steak n Shake Co. (a)(d)	28,073	124,083
Town Sports International Holdings, Inc. (a)	11,158	31,577
Trump Entertainment Resorts, Inc. (a)(d)	22,714	7,073
Vail Resorts, Inc. (a)(d)	33,336	725,058
VCG Holding Corp. (a)	18,692	40,935
Wendy's/Arby's Group, Inc.	492,420	1,979,528
WMS Industries, Inc. (a)	44,326	1,092,636
Youbet.com, Inc. (a)	30,676	28,529
		34,558,167
Household Durables - 0.9%
American Greetings Corp. Class A	49,737	572,970
Bassett Furniture Industries, Inc.	8,703	36,988
Beazer Homes USA, Inc. (a)	59,402	107,518
Blyth, Inc.	42,553	352,764
Brookfield Homes Corp. (d)	9,444	44,765
California Coastal Communities, Inc. (a)	7,836	4,075
Cavalier Homes, Inc. (a)	13,027	13,678
Cavco Industries, Inc. (a)	8,826	267,075
Champion Enterprises, Inc. (a)	73,058	53,332
Cobra Electronics Corp.	1,132	1,053
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	840
Craftmade International, Inc.	2,794	4,554
CSS Industries, Inc.	13,990	318,972
DEI Holdings, Inc. (a)	13,160	3,685
Dixie Group, Inc. (a)	6,499	19,627
Emerson Radio Corp. (a)	9,263	5,095
Ethan Allen Interiors, Inc.	29,545	408,016
Flexsteel Industries, Inc.	3,192	22,057
Furniture Brands International, Inc.	52,886	172,408
Garmin Ltd.	134,838	2,303,033
Helen of Troy Ltd. (a)	31,514	493,509
Hooker Furniture Corp.	10,379	69,228
Hovnanian Enterprises, Inc. Class A (a)(d)	63,368	138,776
iRobot Corp. (a)(d)	30,389	317,261
Jarden Corp. (a)(d)	73,948	922,871
La-Z-Boy, Inc. (d)	52,536	172,843
Lenox Group, Inc. (a)	11,079	111
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Libbey, Inc. (d)	18,245	$ 36,490
Lifetime Brands, Inc. (d)	12,011	42,639
M.D.C. Holdings, Inc.	37,199	1,153,169
M/I Homes, Inc.	15,338	161,663
Meritage Homes Corp. (a)	34,685	430,094
Mohawk Industries, Inc. (a)(d)	60,000	1,844,400
National Presto Industries, Inc.	7,882	517,138
NVR, Inc. (a)	5,422	2,354,504
Orleans Homebuilders, Inc. (d)	4,454	9,131
Palm Harbor Homes, Inc. (a)(d)	9,454	70,054
Russ Berrie & Co., Inc. (a)	16,705	34,245
Ryland Group, Inc.	43,209	733,257
Sealy Corp., Inc.	38,709	116,514
Skyline Corp.	6,866	158,399
Standard Pacific Corp. (a)(d)	172,991	333,873
Stanley Furniture Co., Inc.	12,350	76,570
Tempur-Pedic International, Inc. (d)	82,947	579,800
Toll Brothers, Inc. (a)(d)	140,000	2,790,200
Tupperware Brands Corp.	65,391	1,286,241
Universal Electronics, Inc. (a)(d)	19,878	329,975
		19,885,460
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	152,661
Bidz.com, Inc. (a)(d)	8,406	32,027
Blue Nile, Inc. (a)(d)	17,495	417,431
dELiA*s, Inc. (a)	18,288	40,965
Drugstore.com, Inc. (a)	71,510	71,510
eDiets.com, Inc. (a)(d)	14,028	45,591
Gaiam, Inc. Class A (a)	15,653	80,456
Hollywood Media Corp. (a)	26,946	27,215
HSN, Inc. (a)	39,200	146,608
Liberty Media Corp. - Interactive Series A (a)	707,577	1,860,928
Netflix, Inc. (a)(d)	51,730	1,188,755
NutriSystem, Inc.	33,719	472,403
Orbitz Worldwide, Inc. (a)(d)	55,775	135,533
Overstock.com, Inc. (a)	23,064	241,941
PetMed Express, Inc. (a)(d)	33,922	608,221
Priceline.com, Inc. (a)(d)	37,354	2,577,426
Shutterfly, Inc. (a)	15,049	102,935
Stamps.com, Inc. (a)	24,970	221,234
Ticketmaster Entertainment, Inc. (a)	39,200	156,408
US Auto Parts Network, Inc. (a)	28,450	58,607
ValueVision Media, Inc. Class A (a)	31,268	15,634
		8,654,489
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,451	111,629
Brunswick Corp.	97,792	265,016
Callaway Golf Co.	73,786	743,025
Cybex International, Inc. (a)	14,718	18,545

	Shares	Value
Escalade, Inc.	6,336	$ 6,906
Gametech International, Inc. (a)	13,061	14,628
JAKKS Pacific, Inc. (a)	26,514	474,601
Johnson Outdoors, Inc. Class A	1,929	13,214
Leapfrog Enterprises, Inc. Class A (a)(d)	51,847	225,016
Marine Products Corp.	11,382	65,902
Meade Instruments Corp. (a)	4,023	603
Nautilus, Inc. (a)	27,540	80,968
Polaris Industries, Inc. (d)	35,891	979,824
Pool Corp.	54,057	931,402
RC2 Corp. (a)	19,370	205,903
Smith & Wesson Holding Corp. (a)(d)	60,312	124,243
Sport Supply Group, Inc.	9,387	56,510
Steinway Musical Instruments, Inc. (a)	10,524	187,538
Sturm Ruger & Co., Inc. (a)(d)	29,607	174,977
		4,680,450
Media - 2.1%
4Kids Entertainment, Inc. (a)	18,966	57,088
A.H. Belo Corp. Class A	15,726	31,767
Alloy, Inc. (a)	9,144	44,074
Arbitron, Inc.	28,999	406,856
Ascent Media Corp. (a)	19,021	380,420
Ballantyne of Omaha, Inc. (a)	30	51
Beasley Broadcast Group, Inc. Class A	4,117	3,829
Belo Corp. Series A	143,509	276,972
Cablevision Systems Corp. - NY Group Class A (d)	250,342	3,670,014
Carmike Cinemas, Inc.	16,956	51,546
Charter Communications, Inc. Class A (a)	365,261	69,400
Cinemark Holdings, Inc.	48,212	363,036
Citadel Broadcasting Corp. (a)	158,912	28,604
CKX, Inc. (a)	69,580	306,152
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	60,851	445,429
Cox Radio, Inc. Class A (a)(d)	34,485	200,013
Crown Media Holdings, Inc. Class A (a)(d)	4,844	10,318
Cumulus Media, Inc. Class A (a)(d)	58,225	51,238
Discovery Communications, Inc. (a)	327,571	4,913,565
Discovery Communications, Inc. Class C (a)	2,860	43,272
DISH Network Corp. Class A (a)	231,880	2,569,230
Dolan Media Co. (a)(d)	22,203	95,695
DreamWorks Animation SKG, Inc. Class A (a)	65,782	1,519,564
EDCI Holdings, Inc. (a)	6,425	25,443
Emmis Communications Corp. Class A (a)	64,360	19,308
Entercom Communications Corp. Class A	29,619	32,285
Entravision Communication Corp. Class A (a)	60,708	46,745
Fisher Communications, Inc.	11,582	259,437
Franklin Electronic Publishers, Inc. (a)	2,339	1,684
Gray Television, Inc.	51,014	30,098
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	41,822	$ 31,367
Harte-Hanks, Inc.	60,612	361,854
Hearst-Argyle Television, Inc.	22,579	181,084
Image Entertainment, Inc. (a)	7,100	13,845
Insignia Systems, Inc. (a)	4,959	5,752
Interactive Data Corp.	40,495	937,864
John Wiley & Sons, Inc. Class A	52,648	1,893,222
Journal Communications, Inc. Class A	53,079	125,797
Knology, Inc. (a)	30,013	170,474
Lakes Entertainment, Inc. (a)	25,879	81,001
Lamar Advertising Co. Class A (a)(d)	73,644	1,095,086
Lee Enterprises, Inc. (d)	35,207	36,615
Liberty Global, Inc. Class A (a)(d)	343,844	4,982,300
Liberty Media Corp.:
- Capital Series A (a)	134,896	446,506
- Entertainment Class A (a)	551,307	6,544,014
LIN TV Corp. Class A (a)	30,902	45,735
Live Nation, Inc. (a)(d)	73,951	361,620
LodgeNet Entertainment Corp. (a)(d)	28,428	16,773
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	72,458
Marvel Entertainment, Inc. (a)(d)	57,023	1,679,327
Media General, Inc. Class A	21,102	40,727
Mediacom Communications Corp. Class A (a)(d)	57,905	146,500
Medialink Worldwide, Inc. (a)	9,153	686
Morningstar, Inc. (a)(d)	18,339	590,516
National CineMedia, Inc.	61,321	499,153
National Lampoon, Inc. (a)	1,200	756
Navarre Corp. (a)	29,406	18,232
New Frontier Media, Inc.	31,250	44,688
New Motion, Inc.	2,087	2,671
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	3,029
NTN Communications, Inc. (a)	16,316	2,774
Outdoor Channel Holdings, Inc. (a)(d)	22,403	136,210
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	26,218	32,773
Point.360 (a)	2,433	3,309
PRIMEDIA, Inc.	26,029	26,289
R.H. Donnelley Corp. (a)(d)	66,218	36,420
Radio One, Inc. Class D (non-vtg.) (a)	59,150	16,047
RCN Corp. (a)	53,731	375,042
Reading International, Inc. Class A (a)	10,681	45,394
Regal Entertainment Group Class A	85,075	780,138
Regent Communication, Inc. (a)	13,099	1,441
Rentrak Corp. (a)	6,275	62,185
Saga Communications, Inc. Class A (a)	5,932	14,593
Salem Communications Corp. Class A (a)	6,831	5,465
Scholastic Corp.	32,573	497,390
Sinclair Broadcast Group, Inc. Class A	95,619	302,156
Sirius XM Radio, Inc. (a)	3,606,762	751,289

	Shares	Value
Spanish Broadcasting System, Inc. Class A (a)	67,440	$ 10,116
SPAR Group, Inc. (a)	4,346	2,999
The McClatchy Co. Class A (d)	76,034	148,266
Time Warner Cable, Inc. (a)	168,319	3,416,876
Valassis Communications, Inc. (a)	47,531	70,346
Value Line, Inc.	523	16,788
Virgin Media, Inc. (d)	328,270	1,552,717
Warner Music Group Corp. (d)	66,624	198,540
World Wrestling Entertainment, Inc. Class A	30,565	355,471
WPT Enterprises, Inc. (a)	19,388	7,174
		45,250,993
Multiline Retail - 0.3%
99 Cents Only Stores (a)(d)	76,803	827,936
Dillard's, Inc. Class A	65,300	238,998
Dollar Tree, Inc. (a)	96,692	4,095,873
Duckwall-ALCO Stores, Inc. (a)	5,890	59,842
Fred's, Inc. Class A	37,592	432,308
Retail Ventures, Inc. (a)	21,851	27,095
Saks, Inc. (a)(d)	124,415	536,229
The Bon-Ton Stores, Inc. (d)	10,212	12,050
Tuesday Morning Corp. (a)	37,215	41,681
		6,272,012
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	21,671
Aaron Rents, Inc.	48,602	1,284,551
Advance Auto Parts, Inc.	98,530	2,991,371
Aeropostale, Inc. (a)(d)	72,947	1,102,959
America's Car Mart, Inc. (a)(d)	17,119	159,891
American Eagle Outfitters, Inc.	187,051	1,795,690
AnnTaylor Stores Corp. (a)	63,417	284,742
Asbury Automotive Group, Inc.	37,871	190,491
Barnes & Noble, Inc.	40,758	643,161
bebe Stores, Inc.	30,759	190,091
Big 5 Sporting Goods Corp.	20,787	78,783
Blockbuster, Inc. Class A (a)	217,459	258,776
Books-A-Million, Inc.	7,672	16,802
Borders Group, Inc.	62,605	66,987
Brown Shoe Co., Inc.	43,077	242,954
Build-A-Bear Workshop, Inc. (a)	15,816	70,381
Cabela's, Inc. Class A (a)(d)	46,846	292,788
Cache, Inc. (a)	21,416	43,903
CarMax, Inc. (a)(d)	212,585	1,617,772
Casual Male Retail Group, Inc. (a)(d)	41,069	26,284
Charlotte Russe Holding, Inc. (a)	32,846	164,230
Charming Shoppes, Inc. (a)(d)	119,389	179,084
Chico's FAS, Inc. (a)(d)	168,814	430,476
Christopher & Banks Corp.	39,028	131,524
Citi Trends, Inc. (a)	13,118	161,351
Coldwater Creek, Inc. (a)	51,990	99,821
Collective Brands, Inc. (a)	65,714	502,712
Conn's, Inc. (a)(d)	13,453	82,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cost Plus, Inc. (a)(d)	14,259	$ 17,824
Dick's Sporting Goods, Inc. (a)	83,618	1,054,423
Dress Barn, Inc. (a)(d)	52,819	413,573
DSW, Inc. Class A (a)(d)	16,555	166,378
Eddie Bauer Holdings, Inc. (a)	34,117	32,029
Emerging Vision, Inc. (a)	5,700	570
Finish Line, Inc. Class A	49,454	262,601
Foot Locker, Inc.	169,605	1,141,442
Franklin Covey Co. (a)	19,359	98,344
Gander Mountain Co. (a)(d)	2,718	4,050
Genesco, Inc. (a)	25,003	336,540
Group 1 Automotive, Inc.	23,602	247,585
Guess?, Inc.	60,705	803,127
Gymboree Corp. (a)	32,000	804,800
Haverty Furniture Companies, Inc. (d)	36,326	308,408
hhgregg, Inc. (a)	19,000	113,240
Hibbett Sports, Inc. (a)(d)	27,021	384,779
Hot Topic, Inc. (a)	77,371	635,990
J. Crew Group, Inc. (a)(d)	54,523	552,863
Jo-Ann Stores, Inc. (a)	24,709	342,961
Jos. A. Bank Clothiers, Inc. (a)(d)	19,896	388,967
Kirkland's, Inc. (a)	4,549	11,145
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	38,629
Lumber Liquidators, Inc.	11,425	108,309
MarineMax, Inc. (a)(d)	22,612	62,861
Midas, Inc. (a)	16,843	139,460
Monro Muffler Brake, Inc.	25,338	517,149
Mothers Work, Inc. (a)	6,765	55,338
New York & Co., Inc. (a)	32,959	61,963
O'Reilly Automotive, Inc. (a)	141,730	3,694,901
OfficeMax, Inc.	104,737	570,817
Pacific Sunwear of California, Inc. (a)	70,160	105,942
Penske Auto Group, Inc.	41,735	316,351
Perfumania Holdings, Inc. (a)	1,076	4,315
PetSmart, Inc.	136,079	2,388,186
Pier 1 Imports, Inc. (a)	85,092	75,732
Pomeroy IT Solutions, Inc. (a)	3,930	11,908
Rent-A-Center, Inc. (a)	76,693	1,258,532
Rex Stores Corp. (a)	8,776	87,321
Ross Stores, Inc.	144,464	3,828,296
Sally Beauty Holdings, Inc. (a)(d)	95,125	413,794
Select Comfort Corp. (a)	47,386	17,059
Shoe Carnival, Inc. (a)	10,052	94,288
Signet Jewelers Ltd. (d)	88,000	689,040
Sonic Automotive, Inc. Class A (sub. vtg.)	37,224	119,861
Stage Stores, Inc.	43,898	253,730
Stein Mart, Inc. (d)	22,556	35,187
Systemax, Inc.	10,200	99,756
Talbots, Inc. (d)	30,464	72,504
The Buckle, Inc. (d)	24,424	460,637
The Cato Corp. Class A (sub. vtg.)	42,134	588,191

	Shares	Value
The Children's Place Retail Stores, Inc. (a)	24,691	$ 579,004
The Men's Wearhouse, Inc.	47,136	501,527
The Pep Boys - Manny, Moe & Jack	61,404	276,318
The Walking Co. Holdings, Inc. (a)(d)	2,572	6,687
Tractor Supply Co. (a)	34,784	1,335,010
Trans World Entertainment Corp. (a)	16,560	24,840
TravelCenters of America LLC (a)	16,738	20,086
Tween Brands, Inc. (a)	27,587	105,934
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	32,745	235,109
Urban Outfitters, Inc. (a)	123,960	2,252,353
West Marine, Inc. (a)(d)	18,151	82,043
Wet Seal, Inc. Class A (a)	80,362	225,817
Williams-Sonoma, Inc.	94,772	664,352
Winmark Corp. (a)	2,614	33,146
Zale Corp. (a)(d)	48,284	286,324
Zumiez, Inc. (a)(d)	16,813	145,264
		44,197,626
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	35,886	152,516
Carter's, Inc. (a)	60,308	1,140,424
Charles & Colvard Ltd. (a)	5,525	1,658
Cherokee, Inc.	15,151	243,780
Columbia Sportswear Co. (d)	15,887	501,235
Crocs, Inc. (a)	74,870	95,085
Culp, Inc. (a)	4,772	11,023
Deckers Outdoor Corp. (a)	14,384	857,862
Delta Apparel, Inc. (a)	6,654	28,745
FGX International Ltd. (a)	20,000	205,200
Forward Industries, Inc. (NY Shares) (a)	5,267	14,326
Fossil, Inc. (a)	52,644	800,189
G-III Apparel Group Ltd. (a)	17,169	136,150
Hanesbrands, Inc. (a)	98,592	1,273,809
Hartmarx Corp. (a)	38,879	6,609
Heelys, Inc. (a)	13,425	42,155
Iconix Brand Group, Inc. (a)	56,043	474,684
Joe's Jeans, Inc. (a)	3,410	1,228
K-Swiss, Inc. Class A	33,619	423,599
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	138,486
Maidenform Brands, Inc. (a)	25,417	235,361
Movado Group, Inc.	24,592	331,992
Oxford Industries, Inc.	14,226	85,356
Perry Ellis International, Inc. (a)	13,045	70,704
Phillips-Van Heusen Corp.	54,653	953,148
Quiksilver, Inc. (a)	123,224	172,514
R.G. Barry Corp. (a)	9,000	48,420
Rocky Brands, Inc. (a)(d)	2,631	8,051
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	389,109
Steven Madden Ltd. (a)	18,811	321,856
Tandy Brands Accessories, Inc.	1,058	2,148
Tarrant Apparel Group (a)	9,692	6,300
Timberland Co. Class A (a)	56,744	575,952
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
True Religion Apparel, Inc. (a)(d)	18,878	$ 237,674
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	39,300	903,507
Unifi, Inc. (a)	73,841	343,361
Unifirst Corp.	14,626	405,286
Volcom, Inc. (a)(d)	22,941	231,245
Warnaco Group, Inc. (a)	50,112	897,005
Weyco Group, Inc.	13,010	436,616
Wolverine World Wide, Inc.	53,361	1,028,266
		14,232,634
TOTAL CONSUMER DISCRETIONARY		217,834,960
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	12,401	397,824
Central European Distribution Corp. (a)(d)	40,541	958,389
Coca-Cola Bottling Co. Consolidated	5,734	244,039
Hansen Natural Corp. (a)	78,613	2,338,737
Jones Soda Co. (a)(d)	20,735	7,255
MGP Ingredients, Inc.	12,581	10,316
National Beverage Corp. (a)	13,356	118,201
PepsiAmericas, Inc.	81,550	1,366,778
Vermont Pure Holdings Ltd. (a)	4,384	3,025
		5,444,564
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	18,991	240,426
Arden Group, Inc. Class A	749	102,441
BJ's Wholesale Club, Inc. (a)(d)	62,000	2,218,360
Casey's General Stores, Inc.	49,455	1,466,341
Ingles Markets, Inc. Class A	21,255	286,730
Nash-Finch Co.	12,986	582,552
Pricesmart, Inc.	21,057	287,639
Rite Aid Corp. (a)	835,262	434,336
Ruddick Corp.	44,753	1,224,442
Spartan Stores, Inc.	26,862	637,167
Susser Holdings Corp. (a)	10,293	124,957
The Great Atlantic & Pacific Tea Co. (a)(d)	32,462	168,802
The Pantry, Inc. (a)	26,886	519,975
United Natural Foods, Inc. (a)(d)	58,046	1,045,408
Village Super Market, Inc. Class A	2,000	97,920
Weis Markets, Inc.	14,778	467,280
Winn-Dixie Stores, Inc. (a)	51,133	764,438
		10,669,214
Food Products - 1.3%
Alico, Inc. (d)	3,393	110,103
American Italian Pasta Co. Class A (a)	447	6,482
B&G Foods, Inc. Class A (d)	57,060	306,983
Bridgford Foods Corp. (a)	4,789	18,486

	Shares	Value
Bunge Ltd. (d)	129,946	$ 5,517,507
Cal-Maine Foods, Inc. (d)	15,000	378,150
Calavo Growers, Inc.	15,506	136,763
Chiquita Brands International, Inc. (a)	41,815	466,237
Corn Products International, Inc.	79,900	2,189,260
Darling International, Inc. (a)	90,810	454,050
Del Monte Foods Co.	220,758	1,306,887
Diamond Foods, Inc.	17,088	516,399
Farmer Brothers Co. (d)	6,050	143,083
Flowers Foods, Inc.	91,055	2,438,453
Fresh Del Monte Produce, Inc. (a)(d)	49,051	1,238,047
Galaxy Nutritional Foods, Inc. (a)	5,579	893
Green Mountain Coffee Roasters, Inc. (a)(d)	18,699	679,522
Griffin Land & Nurseries, Inc.	1,112	35,161
Hain Celestial Group, Inc. (a)	39,916	628,278
Hormel Foods Corp.	78,789	2,092,636
HQ Sustainable Maritime Industries, Inc. (a)	8,000	42,640
Imperial Sugar Co.	11,785	165,344
J&J Snack Foods Corp.	18,112	538,651
John B. Sanfilippo & Son, Inc. (a)(d)	4,719	26,285
Lancaster Colony Corp.	22,977	692,757
Lance, Inc.	43,125	842,231
Lifeway Foods, Inc. (a)(d)	9,724	65,929
Monterey Gourmet Foods, Inc. (a)	4,304	6,413
Omega Protein Corp. (a)	18,514	77,018
Overhill Farms, Inc. (a)	28,537	92,745
Pilgrims Pride Corp. Class B	48,743	56,054
Ralcorp Holdings, Inc. (a)	58,967	3,688,976
Reddy Ice Holdings, Inc.	33,001	39,601
Sanderson Farms, Inc.	18,882	588,741
Smart Balance, Inc. (a)(d)	86,985	508,862
Smithfield Foods, Inc. (a)(d)	133,809	911,239
Tasty Baking Co.	4,304	14,246
The Inventure Group, Inc. (a)	3,448	6,379
Tootsie Roll Industries, Inc.	29,430	763,709
TreeHouse Foods, Inc. (a)(d)	34,458	819,756
Zapata Corp. (a)	6,888	40,984
		28,651,940
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	263,311
Church & Dwight Co., Inc.	71,578	4,254,596
Energizer Holdings, Inc. (a)	62,372	2,708,192
Oil-Dri Corp. of America	5,650	107,124
Orchids Paper Products Co. (a)	7,624	56,723
Spectrum Brands, Inc. (a)	59,689	11,341
WD-40 Co.	22,854	653,624
		8,054,911
Personal Products - 0.4%
Alberto-Culver Co.	90,195	1,936,487
Bare Escentuals, Inc. (a)	73,243	345,707
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Chattem, Inc. (a)(d)	18,210	$ 1,321,500
Elizabeth Arden, Inc. (a)	40,002	564,028
Herbalife Ltd.	66,672	1,185,428
Integrated Biopharma, Inc. (a)	2,198	857
Inter Parfums, Inc.	24,003	176,662
Mannatech, Inc. (d)	11,829	26,615
MediFast, Inc. (a)(d)	7,496	31,858
Natural Health Trends Corp. (a)	8,588	2,748
NBTY, Inc. (a)	61,290	892,995
Nu Skin Enterprises, Inc. Class A	60,788	654,079
Nutraceutical International Corp. (a)	13,525	95,757
Parlux Fragrances, Inc. (a)	13,118	43,289
Physicians Formula Holdings, Inc. (a)	15,509	45,907
Prestige Brands Holdings, Inc. (a)	52,373	409,557
Reliv International, Inc.	10,690	54,519
Revlon, Inc. (a)	27,182	204,952
Schiff Nutrition International, Inc. (a)	11,731	71,324
USANA Health Sciences, Inc. (a)(d)	10,065	305,674
		8,369,943
Tobacco - 0.1%
Alliance One International, Inc. (a)	93,273	289,146
Star Scientific, Inc. (a)(d)	42,163	129,019
Universal Corp. (d)	26,078	833,714
Vector Group Ltd. (d)	61,609	884,705
		2,136,584
TOTAL CONSUMER STAPLES		63,327,156
ENERGY - 8.2%
Energy Equipment & Services - 2.2%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	177,715
Atwood Oceanics, Inc. (a)	59,282	1,073,004
Axion International Holdings, Inc. (a)	14	14
Basic Energy Services, Inc. (a)	28,570	327,984
Bolt Technology Corp. (a)(d)	9,622	81,017
Boots & Coots/International Well Control, Inc. (a)	49,367	67,139
Bristow Group, Inc. (a)(d)	27,418	620,469
Bronco Drilling Co., Inc. (a)(d)	49,438	315,414
Cal Dive International, Inc. (a)(d)	48,966	299,182
Carbo Ceramics, Inc.	23,508	1,126,033
Complete Production Services, Inc. (a)	51,885	424,938
Dawson Geophysical Co. (a)	7,711	158,615
Diamond Offshore Drilling, Inc.	71,400	5,269,320
Dresser-Rand Group, Inc. (a)	90,975	1,520,192
Dril-Quip, Inc. (a)	38,943	766,398
ENGlobal Corp. (a)	20,365	59,873
Exterran Holdings, Inc. (a)(d)	77,572	1,361,389
FMC Technologies, Inc. (a)	139,831	3,841,158
Global Industries Ltd. (a)	127,774	376,933
Grey Wolf, Inc. (a)(d)	188,672	1,033,923

	Shares	Value
Gulf Island Fabrication, Inc.	19,258	$ 277,508
Gulfmark Offshore, Inc. (a)	27,489	777,939
Helix Energy Solutions Group, Inc. (a)	100,800	648,144
Helmerich & Payne, Inc.	103,000	2,612,080
Hercules Offshore, Inc. (a)	101,381	590,037
Hornbeck Offshore Services, Inc. (a)(d)	28,854	487,056
IHS, Inc. Class A (a)	50,000	1,814,500
ION Geophysical Corp. (a)	95,643	286,929
Key Energy Services, Inc. (a)	156,845	745,014
Lufkin Industries, Inc.	18,829	928,458
Matrix Service Co. (a)	30,075	229,773
Mitcham Industries, Inc. (a)	14,875	63,814
NATCO Group, Inc. Class A (a)	27,374	496,291
Natural Gas Services Group, Inc. (a)	16,146	166,304
Newpark Resources, Inc. (a)	95,000	437,000
Oceaneering International, Inc. (a)	59,972	1,548,477
Oil States International, Inc. (a)	54,000	1,156,680
Omni Energy Services Corp. (a)	31,673	55,111
OYO Geospace Corp. (a)	5,097	116,008
Parker Drilling Co. (a)	119,867	366,793
Particle Drilling Technologies, Inc. (a)	20,038	1,801
Patterson-UTI Energy, Inc.	168,355	2,102,754
PHI, Inc. (non-vtg.) (a)	19,564	241,615
Pioneer Drilling Co. (a)	59,528	436,936
Pride International, Inc. (a)	190,000	3,079,900
Royale Energy, Inc. (a)(d)	5,582	15,741
RPC, Inc.	46,402	399,057
SEACOR Holdings, Inc. (a)(d)	27,260	1,802,704
Sulphco, Inc. (a)(d)	45,227	72,363
Superior Energy Services, Inc. (a)	87,736	1,478,352
Superior Well Services, Inc. (a)	16,970	173,943
T-3 Energy Services, Inc. (a)	18,117	238,239
TETRA Technologies, Inc. (a)	90,558	436,490
TGC Industries, Inc.	13,381	24,487
Tidewater, Inc.	56,147	2,216,684
Trico Marine Services, Inc. (a)(d)	18,908	72,229
Union Drilling, Inc. (a)	22,965	154,784
Unit Corp. (a)	52,619	1,509,113
		47,161,818
Oil, Gas & Consumable Fuels - 6.0%
Abraxas Petroleum Corp. (a)	50,751	62,931
Adams Resources & Energy, Inc.	12,021	179,353
Alliance Holdings GP, LP	13,326	194,560
Alliance Resource Partners LP	22,557	597,535
Alon USA Energy, Inc. (d)	26,000	255,060
Alpha Natural Resources, Inc. (a)	73,879	1,639,375
American Oil & Gas, Inc. NV (a)	44,073	41,869
APCO Argentina, Inc.	10,824	308,484
Approach Resources, Inc.	13,771	119,670
Arch Coal, Inc.	156,000	2,399,280
Arena Resources, Inc. (a)	38,692	1,024,177
Arlington Tankers Ltd.	22,423	214,588
Atlas America, Inc.	49,376	740,146
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Energy Resources LLC	39,857	$ 669,598
Atlas Pipeline Holdings LP	10,000	54,100
Atlas Pipeline Partners, LP	38,104	277,397
ATP Oil & Gas Corp. (a)(d)	40,314	269,298
Aventine Renewable Energy Holdings, Inc. (a)	61,994	49,595
Barnwell Industries, Inc.	3,174	11,268
Berry Petroleum Co. Class A	45,000	526,950
Bill Barrett Corp. (a)	35,096	785,098
Boardwalk Pipeline Partners, LP	37,197	788,204
BP Prudhoe Bay Royalty Trust (d)	25,693	1,813,926
BPZ Energy, Inc. (a)(d)	56,851	350,202
BreitBurn Energy Partners LP	56,806	482,283
Brigham Exploration Co. (a)	55,937	169,489
Buckeye GP Holdings LP	13,298	187,502
Buckeye Partners LP	43,206	1,586,524
Callon Petroleum Co. (a)	25,157	61,635
Calumet Specialty Products Partners LP	13,761	126,601
Cano Petroleum, Inc. (a)	62,407	36,196
Capital Product Partners LP	10,000	86,100
Carrizo Oil & Gas, Inc. (a)(d)	34,345	710,942
Cheniere Energy Partners LP	15,398	76,220
Cheniere Energy, Inc. (a)(d)	78,116	245,284
Cimarex Energy Co. (d)	90,607	2,570,521
Clayton Williams Energy, Inc. (a)	12,451	571,750
Clean Energy Fuels Corp. (a)(d)	47,232	229,075
CNX Gas Corp. (a)	36,250	1,126,288
Comstock Resources, Inc. (a)	49,006	2,054,822
Concho Resources, Inc. (a)	70,000	1,651,300
Contango Oil & Gas Co. (a)(d)	17,158	901,481
Continental Resources, Inc. (a)(d)	48,000	938,400
Copano Energy LLC	54,963	660,106
CREDO Petroleum Corp. (a)	9,108	81,061
Cross Timbers Royalty Trust	12,215	351,792
Crosstex Energy LP	31,913	190,840
Crosstex Energy, Inc. (d)	119,367	495,373
Crusader Energy Group, Inc. (a)	18,000	32,040
CVR Energy, Inc. (a)	144,487	505,705
DCP Midstream Partners LP	24,737	202,843
Delek US Holdings, Inc.	23,193	127,562
Delta Petroleum Corp. (a)(d)	82,290	469,876
Denbury Resources, Inc. (a)	265,767	2,532,760
Dht Maritime, Inc.	69,155	369,979
Dorchester Minerals LP	21,735	430,353
Double Eagle Petroleum Co. (a)	12,444	84,370
Eagle Rock Energy Partners LP	39,918	316,151
Edge Petroleum Corp. (a)	51,074	12,263
El Paso Pipeline Partners LP	24,533	432,762
Enbridge Energy Management LLC	23,584	665,305
Enbridge Energy Partners LP	63,701	1,799,553
Encore Acquisition Co. (a)	56,000	1,480,640

	Shares	Value
Encore Energy Partners LP	14,500	$ 208,655
Endeavor International Corp. (a)	74,100	46,683
Energy Partners Ltd. (a)	39,100	132,158
Energy Transfer Equity LP	123,518	2,036,812
Energy Transfer Partners LP	80,259	2,658,981
Enterprise GP Holdings LP	25,986	485,418
Enterprise Products Partners LP	285,000	6,090,450
EV Energy Partners LP	5,000	66,000
Evergreen Energy, Inc. (a)(d)	63,376	24,083
Evolution Petroleum Corp. (a)	8,208	9,439
EXCO Resources, Inc. (a)	189,670	1,454,769
Forest Oil Corp. (a)	90,000	1,570,500
Foundation Coal Holdings, Inc.	48,000	684,960
Frontier Oil Corp.	137,181	1,637,941
FX Energy, Inc. (a)(d)	67,613	240,026
Gasco Energy, Inc. (a)	127,719	79,173
Gastar Exploration Ltd. (a)	204,100	82,661
General Maritime Corp.	33,021	427,952
Genesis Energy LP	11,331	115,010
Geomet, Inc. (a)	38,693	79,321
Georesources, Inc. (a)	6,110	47,047
Global Energy Holdings Group, Inc. (a)	28,810	4,607
Global Partners LP	5,000	57,000
GMX Resources, Inc. (a)(d)	19,408	557,592
Goodrich Petroleum Corp. (a)(d)	29,606	1,067,888
Green Plains Renewable Energy, Inc. (a)	3,244	9,732
Gulfport Energy Corp. (a)	28,010	138,650
Harvest Natural Resources, Inc. (a)(d)	61,899	398,011
Hiland Partners LP	2,430	25,272
HKN, Inc. (a)	2,038	8,865
Holly Corp.	63,262	1,150,736
Holly Energy Partners LP	8,815	176,388
Houston American Energy Corp.	20,000	51,400
Hugoton Royalty Trust	46,601	943,204
Hyperdynamics Corp. (a)(d)	30,744	22,751
Inergy Holdings LP	5,264	107,912
Inergy LP	40,677	676,865
International Coal Group, Inc. (a)(d)	118,649	336,963
James River Coal Co. (a)(d)	25,621	291,055
K-Sea Transportation Partners LP	4,670	71,218
Kinder Morgan Energy Partners LP	171,493	8,315,696
Kinder Morgan Management LLC	77,105	3,180,581
Linn Energy LLC	137,529	1,870,394
Magellan Midstream Holdings LP	24,924	343,951
Magellan Midstream Partners LP	66,229	1,988,195
Mariner Energy, Inc. (a)	93,777	1,030,609
Markwest Energy Partners LP	48,674	621,567
Martin Midstream Partners LP	4,000	70,680
McMoRan Exploration Co. (a)	61,163	688,084
Meridian Resource Corp. (a)	109,265	102,709
National Coal Corp. (a)	29,899	56,210
Natural Resource Partners LP	30,154	501,159
Newfield Exploration Co. (a)	143,653	3,243,685
NGAS Resources, Inc. (a)(d)	31,511	61,446
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)(d)	13,649	$ 57,189
NuStar Energy LP	54,699	2,177,020
NuStar GP Holdings LLC	59,196	961,343
ONEOK Partners LP	52,000	2,424,760
Overseas Shipholding Group, Inc.	26,557	984,202
Pacific Ethanol, Inc. (a)	36,225	24,271
Panhandle Royalty Co. Class A	14,442	334,332
Parallel Petroleum Corp. (a)	61,031	192,248
Patriot Coal Corp. (a)	82,258	696,725
Penn Virginia Corp.	45,987	1,380,990
Penn Virginia GP Holdings, L.P.	12,000	135,120
Penn Virginia Resource Partners LP	27,914	362,882
Petrohawk Energy Corp. (a)	269,878	4,714,769
Petroleum Development Corp. (a)	24,080	462,336
Petroquest Energy, Inc. (a)	46,033	322,691
Plains Exploration & Production Co. (a)	117,116	2,711,235
PrimeEnergy Corp. (a)(d)	1,965	106,503
Quest Resource Corp. (a)	39,088	12,899
Quicksilver Resources, Inc. (a)	116,000	722,680
Ram Energy Resources, Inc. (a)	61,104	69,659
Regency Energy Partners LP	34,050	309,515
Rentech, Inc. (a)(d)	295,045	188,829
Rex Energy Corp. (a)	27,860	169,946
Rio Vista Energy Partners LP	601	817
Rosetta Resources, Inc. (a)	64,391	484,864
SandRidge Energy, Inc.	109,816	972,970
Semgroup Energy Partners LP	14,471	38,348
Ship Finance International Ltd. (NY Shares) (d)	42,149	501,152
Southern Union Co.	137,231	1,885,554
St. Mary Land & Exploration Co.	69,751	1,402,693
Stone Energy Corp. (a)	38,056	632,491
Sunoco Logistics Partners LP	15,042	668,918
Swift Energy Co. (a)	36,000	769,320
Syntroleum Corp. (a)	20,072	14,853
Targa Resources Partners LP	33,670	291,919
TC Pipelines LP	17,062	385,089
Teekay Corp.	54,261	889,338
Teekay LNG Partners LP	13,806	193,284
TEPPCO Partners LP	70,000	1,588,300
Toreador Resources Corp. (a)(d)	15,374	78,254
Tri-Valley Corp. (a)(d)	35,638	117,962
TXCO Resources, Inc. (a)(d)	41,042	123,126
Ultra Petroleum Corp. (a)	166,000	6,744,580
Uranium Resources, Inc. (a)	45,900	23,409
USEC, Inc. (a)(d)	117,697	453,133
Vaalco Energy, Inc. (a)	88,590	558,117
Venoco, Inc. (a)	21,009	70,170
Verenium Corp. (a)(d)	47,369	36,000
W&T Offshore, Inc.	29,480	412,720
Walter Industries, Inc.	61,000	1,112,640

	Shares	Value
Warren Resources, Inc. (a)	110,163	$ 366,843
Western Gas Partners LP	15,000	201,000
Western Refining, Inc.	59,494	450,965
Westmoreland Coal Co. (a)	12,922	122,501
Whiting Petroleum Corp. (a)	45,679	1,749,506
Williams Partners LP	40,610	570,164
Williams Pipeline Partners LP	14,967	220,763
World Fuel Services Corp.	48,120	1,746,756
		130,176,188
TOTAL ENERGY		177,338,006
FINANCIALS - 24.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	43,437	1,216,236
AllianceBernstein Holding LP	37,550	661,256
BGC Partners, Inc. Class A	116,459	442,544
BlackRock, Inc. Class A	22,260	2,798,305
Broadpoint Securities Group, Inc. (a)	2,377	6,180
Calamos Asset Management, Inc. Class A	22,301	90,765
Cohen & Steers, Inc. (d)	27,733	317,266
Cowen Group, Inc. (a)	23,319	135,483
Deerfield Capital Corp.	4,454	13,896
Diamond Hill Investment Group, Inc.	2,300	129,030
Eaton Vance Corp. (non-vtg.)	125,586	2,401,204
Epoch Holding Corp.	16,336	137,222
Evercore Partners, Inc. Class A	13,116	131,291
FBR Capital Markets Corp. (a)(d)	34,623	173,115
FCStone Group, Inc. (a)(d)	31,967	108,688
FirstCity Financial Corp. (a)	5,260	11,204
Fortress Investment Group LLC (d)	60,206	183,628
GAMCO Investors, Inc. Class A	5,578	153,005
GFI Group, Inc. (d)	59,568	225,763
GLG Partners, Inc. (d)	223,700	568,198
Greenhill & Co., Inc. (d)	12,078	822,512
HFF, Inc. (a)	16,711	35,427
International Assets Holding Corp. (a)(d)	4,586	38,568
Investment Technology Group, Inc. (a)	50,043	837,219
Jefferies Group, Inc.	124,259	1,545,782
JMP Group, Inc.	1,543	5,663
KBW, Inc. (a)(d)	35,855	814,267
Knight Capital Group, Inc. Class A (a)	104,000	1,721,200
LaBranche & Co., Inc. (a)	67,729	331,872
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	101,241
Lazard Ltd. Class A	47,916	1,497,854
Merriman Curhan Ford Group, Inc. (a)	10,677	6,406
MF Global Ltd. (a)(d)	91,946	240,899
National Holdings Corp. (a)	1,000	420
Och-Ziff Capital Management Group LLC Class A	43,816	217,766
optionsXpress Holdings, Inc.	55,676	784,475
Penson Worldwide, Inc. (a)	16,747	110,530
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Piper Jaffray Companies (a)(d)	21,000	$ 795,690
Pzena Investment Management, Inc. (d)	13,002	46,027
Raymond James Financial, Inc. (d)	106,000	2,328,820
Riskmetrics Group, Inc.	39,850	595,359
Sanders Morris Harris Group, Inc.	20,371	107,151
SEI Investments Co.	155,744	2,407,802
Siebert Financial Corp.	7,668	12,345
Stifel Financial Corp. (a)	23,779	1,022,735
SWS Group, Inc.	36,320	530,998
TD Ameritrade Holding Corp. (a)	255,008	3,391,606
The Blackstone Group LP	136,966	857,407
Thomas Weisel Partners Group, Inc. (a)	28,776	122,874
TradeStation Group, Inc. (a)	36,944	259,347
U.S. Global Investments, Inc. Class A	17,919	89,774
W.P. Carey & Co. LLC	25,325	544,994
W.P. Stewart & Co. Ltd. (a)	1,923	7,211
Waddell & Reed Financial, Inc. Class A	95,000	1,276,800
Westwood Holdings Group, Inc.	8,600	269,180
		33,682,500
Commercial Banks - 5.0%
1st Source Corp.	14,667	325,754
Abigail Adams National Bancorp, Inc.	3,050	11,773
Amcore Financial, Inc. (d)	19,154	69,912
American National Bankshares, Inc.	2,434	39,017
AmericanWest Bancorp (d)	13,795	19,589
Ameris Bancorp	15,734	150,417
AmeriServ Financial, Inc.	8,597	19,773
Ames National Corp.	14,284	352,958
Arrow Financial Corp.	12,308	356,809
Associated Banc-Corp.	132,223	2,873,206
BancFirst Corp.	10,580	464,568
Bancorp, Inc., Delaware (a)	13,627	42,380
BancorpSouth, Inc.	84,000	1,868,160
BancTrust Financial Group, Inc. (d)	10,257	128,007
Bank of Florida Corp. (a)	9,353	46,578
Bank of Granite Corp.	16,693	52,917
Bank of Hawaii Corp.	53,000	2,364,330
Bank of Marin Bancorp	4,442	105,675
Bank of the Ozarks, Inc.	15,728	428,116
Banner Corp. (d)	30,082	311,650
Bar Harbor Bankshares	2,569	68,207
BOK Financial Corp.	23,857	1,106,726
Boston Private Financial Holdings, Inc.	71,860	496,553
Bryn Mawr Bank Corp.	2,058	41,654
Cadence Financial Corp.	15,524	81,346
Camden National Corp.	7,896	222,509
Capital Bank Corp.	4,787	33,509
Capital City Bank Group, Inc.	14,530	429,216
Capital Corp. of the West (d)	13,704	17,952
Capitol Bancorp Ltd. (d)	23,433	128,882
Cardinal Financial Corp.	25,899	137,524

	Shares	Value
Cascade Bancorp (d)	37,466	$ 254,769
Cascade Financial Corp. (d)	13,915	73,054
Cathay General Bancorp (d)	58,000	1,190,160
Center Bancorp, Inc.	10,005	83,842
Center Financial Corp., California	24,368	171,551
Central Pacific Financial Corp.	38,761	496,141
Century Bancorp, Inc. Class A (non-vtg.)	2,001	30,015
Chemical Financial Corp.	27,387	677,281
Citizens & Northern Corp. (d)	6,760	149,058
Citizens Banking Corp., Michigan	151,968	358,644
Citizens Financial Services, Inc.	1,545	30,900
City Bank Lynnwood, Washington (d)	16,408	108,129
City Holding Co.	20,606	729,865
City National Corp.	46,000	2,018,480
CoBiz, Inc.	27,397	299,723
Colonial Bancgroup, Inc. (d)	207,996	522,070
Colony Bankcorp, Inc.	4,000	25,120
Columbia Bancorp, Oregon (d)	11,500	25,760
Columbia Banking Systems, Inc.	22,684	227,974
Commerce Bancshares, Inc.	69,000	3,022,890
Community Bancorp (a)(d)	12,885	27,832
Community Bank System, Inc.	34,014	784,363
Community Capital Corp.	2,185	13,634
Community Trust Bancorp, Inc.	18,280	596,842
Cullen/Frost Bankers, Inc.	61,000	3,306,810
CVB Financial Corp. (d)	78,714	883,958
Dearborn Bancorp, Inc. (a)	11,262	28,155
East West Bancorp, Inc.	70,395	1,041,846
Eastern Virgina Bankshares, Inc.	3,012	25,602
Enterprise Financial Services Corp.	14,184	206,377
EuroBancshares, Inc. (a)	10,674	19,320
Fidelity Southern Corp.	4,942	11,120
Financial Institutions, Inc.	10,570	173,031
First Bancorp, North Carolina	24,078	415,105
First Bancorp, Puerto Rico	97,000	1,061,180
First Busey Corp. (d)	35,164	602,359
First Citizen Bancshares, Inc.	6,650	934,658
First Commonwealth Financial Corp.	89,068	1,069,707
First Community Bancshares, Inc.	12,000	348,360
First Financial Bancorp, Ohio	54,270	678,375
First Financial Bankshares, Inc.	22,741	1,188,217
First Financial Corp., Indiana	10,060	419,100
First M&F Corp.	1,684	13,287
First Mariner Bancorp, Inc. (a)	999	1,129
First Merchants Corp.	25,779	519,962
First Midwest Bancorp, Inc., Delaware	56,884	1,047,234
First of Long Island Corp.	1,872	40,997
First Regional Bancorp (a)	14,196	54,087
First Security Group, Inc.	10,700	61,204
First South Bancorp, Inc., Virginia (d)	5,916	73,950
First State Bancorp.	23,559	35,810
First United Corp.	5,930	86,578
Firstbank Corp., Michigan	7,615	60,311
FirstMerit Corp.	82,000	1,804,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FNB Corp., North Carolina	14,866	$ 52,180
FNB Corp., Pennsylvania	98,000	1,211,280
Frontier Financial Corp., Washington (d)	57,476	164,381
Fulton Financial Corp.	196,000	2,179,520
Gateway Financial Holdings, Inc.	10,000	44,200
German American Bancorp, Inc.	17,151	182,658
Glacier Bancorp, Inc. (d)	59,000	1,049,020
Great Southern Bancorp, Inc. (d)	12,120	94,536
Green Bankshares, Inc.	14,985	244,405
Guaranty Bancorp (a)	68,760	136,145
Hancock Holding Co.	29,000	1,250,190
Hanmi Financial Corp. (d)	75,657	177,794
Harleysville National Corp., Pennsylvania	41,652	583,961
Hawthorn Bancshares, Inc.	5,406	93,254
Heartland Financial USA, Inc. (d)	16,000	345,440
Heritage Commerce Corp.	8,124	100,981
Heritage Financial Corp., Washington	4,130	49,932
Home Bancshares, Inc.	17,280	456,538
Horizon Financial Corp. (d)	17,153	38,594
IBERIABANK Corp.	16,000	842,400
Independent Bank Corp., Massachusetts	19,105	452,597
Independent Bank Corp., Michigan	20,910	52,275
Integra Bank Corp.	19,801	50,295
International Bancshares Corp.	65,941	1,549,614
Intervest Bancshares Corp. Class A	9,743	48,715
Investors Bancorp, Inc. (a)	47,000	658,000
Irwin Financial Corp. (d)	23,780	44,944
Lakeland Bancorp, Inc. (d)	31,435	306,491
Lakeland Financial Corp.	14,012	310,926
Macatawa Bank Corp. (d)	20,513	71,796
MainSource Financial Group, Inc.	21,369	333,143
MB Financial, Inc.	42,000	1,095,780
MBT Financial Corp. (d)	10,000	34,500
Mercantile Bancorp, Inc., Illinois (d)	5,364	62,222
Mercantile Bank Corp.	8,789	59,150
Merchants Bancshares, Inc.	6,649	124,868
Metrocorp Bancshares, Inc.	4,282	33,699
Midsouth Bancorp, Inc.	3,481	44,731
Midwest Banc Holdings, Inc.	27,414	48,797
MidWestOne Financial Group, Inc.	3,324	38,193
Nara Bancorp, Inc.	35,509	385,628
National Penn Bancshares, Inc. (d)	90,000	1,384,200
NBT Bancorp, Inc.	39,000	1,034,280
NewBridge Bancorp	11,690	37,876
Nexity Financial Corp. (a)	5,000	3,100
North Valley Bancorp	11,383	54,069
Northern States Financial Corp.	2,836	20,192
Northfield Bancorp, Inc.	20,481	240,857
Northrim Bancorp, Inc.	1,031	13,207
Ohio Valley Banc Corp.	6,000	114,000
Old National Bancorp, Indiana	73,000	1,254,140

	Shares	Value
Old Second Bancorp, Inc.	20,047	$ 300,304
Oriental Financial Group, Inc.	29,839	187,389
PAB Bankshares, Inc. (d)	7,901	39,347
Pacific Capital Bancorp (d)	50,823	803,003
Pacific Mercantile Bancorp	7,285	26,590
PacWest Bancorp	38,734	1,030,324
Park National Corp.	16,668	1,141,591
Peapack-Gladstone Financial Corp. (d)	4,448	137,888
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,180	86,814
Peoples Bancorp, Inc.	11,922	207,920
Peoples Financial Corp., Mississippi	4,312	79,772
Pinnacle Financial Partners, Inc. (a)(d)	28,000	770,000
Popular, Inc. (d)	281,705	1,760,656
Preferred Bank, Los Angeles California (d)	10,547	59,591
PremierWest Bancorp	18,613	126,568
Princeton National Bancorp, Inc.	2,512	59,434
PrivateBancorp, Inc. (d)	34,412	1,072,278
Prosperity Bancshares, Inc.	50,241	1,658,455
Provident Bankshares Corp. (d)	45,394	427,611
QCR Holdings, Inc. (d)	4,300	46,698
Renasant Corp.	26,369	510,240
Republic Bancorp, Inc., Kentucky Class A	17,002	376,594
Republic First Bancorp, Inc. (a)	7,220	60,431
Royal Bancshares of Pennsylvania, Inc. Class A	6,704	24,000
S&T Bancorp, Inc.	31,000	1,053,690
S.Y. Bancorp, Inc.	15,778	417,959
Sandy Spring Bancorp, Inc.	23,440	458,721
Santander Bancorp	4,969	49,094
Savannah Bancorp, Inc.	3,956	46,483
SCBT Financial Corp.	12,900	437,955
Seacoast Banking Corp., Florida (d)	17,060	84,276
Security Bank Corp., Georgia (d)	23,305	27,966
Shore Bancshares, Inc. (d)	5,814	145,873
Sierra Bancorp	13,100	264,489
Signature Bank, New York (a)	32,334	963,553
Simmons First National Corp. Class A	16,580	487,120
Smithtown Bancorp, Inc.	10,655	212,674
South Financial Group, Inc.	98,641	426,129
Southside Bancshares, Inc.	18,588	413,583
Southwest Bancorp, Inc., Oklahoma	21,075	301,162
Southwest Georgia Financial Corp.	835	11,014
State Bancorp, Inc., New York (d)	10,592	127,104
StellarOne Corp.	25,357	418,137
Sterling Bancorp, New York	25,378	330,168
Sterling Bancshares, Inc.	80,143	536,958
Sterling Financial Corp., Washington	53,000	281,960
Suffolk Bancorp	13,174	436,059
Summit Financial Group, Inc.	1,800	15,750
Sun Bancorp, Inc., New Jersey	25,196	197,537
Superior Bancorp (d)	14,301	68,073
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Susquehanna Bancshares, Inc., Pennsylvania	107,746	$ 1,646,359
SVB Financial Group (a)	36,031	1,443,042
Synovus Financial Corp.	302,000	2,512,640
Taylor Capital Group, Inc.	10,172	83,919
TCF Financial Corp.	133,000	2,221,100
Temecula Valley Bancorp, Inc.	12,685	17,759
Tennessee Commerce Bancorp, Inc. (a)(d)	4,775	34,953
Texas Capital Bancshares, Inc. (a)(d)	32,000	513,600
TIB Financial Corp. (d)	6,787	32,238
Tompkins Financial Corp.	9,989	548,896
TowneBank	3,000	67,200
Trico Bancshares	18,477	439,937
Trustmark Corp.	54,098	1,079,796
UCBH Holdings, Inc.	125,795	583,689
UMB Financial Corp.	33,832	1,617,508
Umpqua Holdings Corp. (d)	77,839	1,030,588
Union Bankshares Corp.	17,434	396,449
United Bankshares, Inc., West Virginia	49,000	1,629,250
United Community Banks, Inc., Georgia (d)	60,566	798,260
United Security Bancshares, California (d)	6,332	68,955
Univest Corp. of Pennsylvania	14,500	454,140
Valley National Bancorp	139,000	2,686,870
Vineyard National Bancorp (d)	15,384	902
Virginia Commerce Bancorp, Inc. (d)	30,283	131,428
VIST Financial Corp.	2,051	18,049
W Holding Co., Inc.	130,070	40,322
Washington Banking Co., Oak Harbor	4,700	39,480
Washington Trust Bancorp, Inc.	16,161	317,079
Webster Financial Corp.	58,000	870,000
WesBanco, Inc.	30,295	782,520
West Bancorp., Inc.	13,500	166,050
West Coast Bancorp, Oregon	15,866	77,743
Westamerica Bancorp.	33,000	1,754,280
Western Alliance Bancorp. (a)(d)	37,732	415,807
Whitney Holding Corp.	81,558	1,429,712
Wilmington Trust Corp., Delaware	75,000	1,814,250
Wilshire Bancorp, Inc. (d)	30,000	205,800
Wintrust Financial Corp.	30,675	632,825
		107,995,667
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	55,072	94,173
Advanta Corp. Class B	39,251	115,790
AmeriCredit Corp. (a)(d)	115,710	850,469
Cardtronics, Inc.	21,500	28,810
Cash America International, Inc.	33,000	891,330
CompuCredit Corp. (a)(d)	50,670	169,745
Consumer Portfolio Services, Inc. (a)	11,918	12,156

	Shares	Value
Credit Acceptance Corp. (a)(d)	5,307	$ 69,522
Dollar Financial Corp. (a)	26,308	199,415
EZCORP, Inc. (non-vtg.) Class A (a)	42,000	692,580
First Cash Financial Services, Inc. (a)	24,985	385,269
First Marblehead Corp. (d)	55,188	76,711
Nelnet, Inc. Class A	35,891	472,326
QC Holdings, Inc.	10,421	46,895
Rewards Network, Inc. (a)	22,487	69,710
Student Loan Corp.	7,356	278,572
United Panam Financial Corp. (a)	5,347	5,882
World Acceptance Corp. (a)	13,975	273,491
		4,732,846
Diversified Financial Services - 0.2%
Ampal-American Israel Corp. Class A (a)	4,585	5,135
Asset Acceptance Capital Corp. (a)(d)	17,141	111,074
Asta Funding, Inc. (d)	11,285	30,244
California First National Bancorp	373	2,894
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	218,898
Financial Federal Corp.	30,000	576,600
Interactive Brokers Group, Inc. (a)	47,000	857,280
KKR Financial Holdings LLC	162,868	159,611
Life Partners Holdings, Inc. (d)	6,325	225,803
MarketAxess Holdings, Inc. (a)	34,888	223,283
Marlin Business Services Corp. (a)	7,748	34,479
Medallion Financial Corp.	18,998	132,986
MicroFinancial, Inc.	5,166	11,572
MSCI, Inc. Class A	77,551	1,196,612
NCP Litigation Trust (a)	200	10
NewStar Financial, Inc. (a)(d)	37,643	179,181
PHH Corp. (a)	57,729	439,895
PICO Holdings, Inc. (a)	18,144	411,687
Portfolio Recovery Associates, Inc. (a)(d)	15,839	534,725
Primus Guaranty Ltd. (a)(d)	21,499	19,134
Resource America, Inc. Class A	15,458	64,924
		5,436,027
Insurance - 11.2%
21st Century Holding Co.	8,797	35,628
Alleghany Corp.	6,500	1,722,500
Allied World Assurance Co. Holdings Ltd.	51,000	1,803,360
AMBAC Financial Group, Inc.	306,346	428,884
American Equity Investment Life Holding Co.	63,625	395,748
American Financial Group, Inc.	77,718	1,592,442
American Independence Corp. (a)	3,087	11,731
American National Insurance Co.	17,513	1,292,810
American Physicians Capital, Inc.	12,727	488,080
American Physicians Service Group, Inc.	5,500	112,035
American Safety Insurance Group Ltd. (a)	9,346	83,460
Amerisafe, Inc. (a)	18,790	304,398
Amtrust Financial Services, Inc.	40,549	362,508
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arch Capital Group Ltd. (a)	57,000	$ 3,864,030
Argo Group International Holdings, Ltd. (a)	36,478	1,154,164
Arthur J. Gallagher & Co.	100,000	2,480,000
Aspen Insurance Holdings Ltd.	75,174	1,385,457
Assured Guaranty Ltd.	54,953	617,672
Axis Capital Holdings Ltd.	157,287	3,980,934
Baldwin & Lyons, Inc. Class B	14,444	265,047
Berkshire Hathaway, Inc. Class A (a)(d)	1,294	134,575,945
Brown & Brown, Inc.	121,000	2,407,900
CastlePoint Holdings Ltd.	47,155	483,810
Citizens, Inc. Class A (a)(d)	38,666	365,394
CNA Financial Corp.	35,859	493,420
CNA Surety Corp. (a)	12,254	148,396
Conseco, Inc. (a)	189,886	639,916
Crawford & Co. Class B (a)	30,301	340,583
CRM Holdings Ltd. (a)	9,636	16,670
Delphi Financial Group, Inc. Class A	44,000	532,400
Donegal Group, Inc. Class A	17,200	270,384
Eastern Insurance Holdings, Inc.	11,883	103,620
eHealth, Inc. (a)	32,062	351,720
EMC Insurance Group	12,011	296,552
Employers Holdings, Inc.	50,840	828,184
Endurance Specialty Holdings Ltd.	55,179	1,485,419
Enstar Group Ltd. (a)(d)	6,745	320,590
Erie Indemnity Co. Class A	38,343	1,435,562
Everest Re Group Ltd.	64,000	5,021,440
FBL Financial Group, Inc. Class A	15,302	173,984
Fidelity National Financial, Inc. Class A	217,887	2,686,547
First Acceptance Corp. (a)	24,679	83,909
First Mercury Financial Corp. (a)	24,874	302,468
Flagstone Reinsurance Holdings Ltd.	54,569	560,969
FPIC Insurance Group, Inc. (a)	11,078	513,355
Gainsco, Inc. (a)	196	274
Greenlight Capital Re, Ltd. (a)(d)	32,843	343,538
Hallmark Financial Services, Inc. (a)	12,591	77,812
Hanover Insurance Group, Inc.	51,150	2,062,368
Harleysville Group, Inc.	16,469	620,552
HCC Insurance Holdings, Inc.	120,771	2,815,172
Hilltop Holdings, Inc. (a)	54,151	527,972
Horace Mann Educators Corp.	38,802	330,593
Independence Holding Co.	5,623	28,958
Infinity Property & Casualty Corp.	19,221	882,052
Insure.com, Inc. (a)	779	1,457
Investors Title Co.	1,641	54,974
IPC Holdings Ltd.	55,628	1,557,584
Kansas City Life Insurance Co.	3,631	166,263
Markel Corp. (a)	10,288	3,168,704
Max Capital Group Ltd.	51,868	599,594
Meadowbrook Insurance Group, Inc.	77,171	432,929
Mercer Insurance Group, Inc.	5,069	58,294

	Shares	Value
Mercury General Corp.	36,159	$ 1,644,873
Montpelier Re Holdings Ltd.	98,862	1,361,330
National Financial Partners Corp.	55,801	88,724
National Interstate Corp.	6,658	111,788
National Security Group, Inc.	2,778	14,334
National Western Life Insurance Co. Class A	2,447	393,943
Nationwide Financial Services, Inc. Class A (sub. vtg.) (d)	56,000	2,844,800
Navigators Group, Inc. (a)	12,804	695,257
Nymagic, Inc.	8,426	132,204
OdysseyRe Holdings Corp.	25,213	1,134,333
Old Republic International Corp.	246,092	2,524,904
OneBeacon Insurance Group Ltd.	29,770	324,493
PartnerRe Ltd.	59,000	4,127,640
Philadelphia Consolidated Holdings Corp. (a)	65,000	3,994,250
Phoenix Companies, Inc.	106,254	302,824
Platinum Underwriters Holdings Ltd.	52,605	1,616,552
PMA Capital Corp. Class A (a)	37,128	187,496
Presidential Life Corp.	31,226	335,992
ProAssurance Corp. (a)	29,046	1,585,621
Protective Life Corp.	77,000	717,640
Reinsurance Group of America, Inc.	68,500	2,781,100
RenaissanceRe Holdings Ltd.	65,356	3,080,228
RLI Corp.	23,173	1,351,449
Safety Insurance Group, Inc.	19,783	693,988
SeaBright Insurance Holdings, Inc. (a)	28,567	301,668
Selective Insurance Group, Inc.	58,379	1,340,382
Specialty Underwriters' Alliance, Inc. (a)	14,899	41,717
StanCorp Financial Group, Inc.	52,262	1,740,847
State Auto Financial Corp.	13,588	291,870
Stewart Information Services Corp.	21,216	248,227
Syncora Holdings Ltd. (d)	30,974	16,726
The First American Corp.	85,616	2,056,496
Tower Group, Inc.	21,338	486,720
Transatlantic Holdings, Inc.	29,130	1,154,713
Unico American Corp. (a)	2,607	18,249
United America Indemnity Ltd. Class A (a)	39,190	505,551
United Fire & Casualty Co.	21,092	451,158
Unitrin, Inc.	53,709	1,027,990
Universal Insurance Holdings, Inc.	15,000	39,150
Validus Holdings Ltd.	30,700	713,468
W.R. Berkley Corp.	157,341	4,473,205
Wesco Financial Corp.	1,462	434,214
White Mountains Insurance Group Ltd.	7,962	2,149,740
Zenith National Insurance Corp.	42,127	1,389,770
		241,476,739
Real Estate Investment Trusts - 4.8%
Acadia Realty Trust (SBI)	34,438	481,443
Agree Realty Corp.	11,217	153,336
Alesco Financial, Inc. (d)	40,369	23,818
Alexanders, Inc.	2,732	581,370
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	33,184	$ 1,469,388
AMB Property Corp. (SBI) (d)	99,961	1,721,328
American Campus Communities, Inc.	46,000	1,029,940
American Capital Agency Corp. (d)	16,229	323,606
American Land Lease, Inc.	4,333	22,662
Annaly Capital Management, Inc.	584,208	8,395,069
Anthracite Capital, Inc. (d)	68,320	206,326
Anworth Mortgage Asset Corp.	95,842	606,680
Arbor Realty Trust, Inc. (d)	23,691	64,676
Ashford Hospitality Trust, Inc. (d)	142,369	222,096
Associated Estates Realty Corp.	34,225	299,811
BioMed Realty Trust, Inc.	83,425	777,521
Brandywine Realty Trust (SBI)	104,403	513,663
BRE Properties, Inc.	55,067	1,616,767
BRT Realty Trust (d)	3,818	11,187
Camden Property Trust (SBI)	53,528	1,416,886
Capital Trust, Inc. Class A (d)	26,517	132,585
CapitalSource, Inc. (d)	235,273	1,225,772
CapLease, Inc.	80,502	168,249
Capstead Mortgage Corp.	57,372	601,832
Care Investment Trust, Inc.	4,587	39,678
CBL & Associates Properties, Inc.	95,811	389,951
CBRE Realty Finance, Inc.	27,390	3,424
Cedar Shopping Centers, Inc.	56,297	264,596
Chimera Investment Corp.	159,000	473,820
Cogdell Spencer, Inc.	40,656	325,248
Colonial Properties Trust (SBI)	46,133	261,574
Corporate Office Properties Trust (SBI)	47,189	1,401,985
Cousins Properties, Inc. (d)	48,140	518,949
Crystal River Capital, Inc. (d)	24,451	16,138
DCT Industrial Trust, Inc.	231,344	1,036,421
DiamondRock Hospitality Co.	113,317	421,539
Digital Realty Trust, Inc.	70,529	1,929,673
Douglas Emmett, Inc. (d)	115,640	1,179,528
Duke Realty LP	154,274	1,266,590
DuPont Fabros Technology, Inc.	37,662	80,597
EastGroup Properties, Inc.	29,752	958,907
Education Realty Trust, Inc.	50,625	226,294
Entertainment Properties Trust (SBI)	32,677	801,567
Equity Lifestyle Properties, Inc.	29,657	1,026,132
Equity One, Inc. (d)	35,230	583,057
Essex Property Trust, Inc.	27,700	2,395,219
Extra Space Storage, Inc.	89,055	788,137
Federal Realty Investment Trust (SBI) (d)	64,000	3,701,760
FelCor Lodging Trust, Inc.	78,625	132,876
First Industrial Realty Trust, Inc. (d)	60,983	527,503
First Potomac Realty Trust	32,149	258,156
Franklin Street Properties Corp.	66,177	839,124
Friedman, Billings, Ramsey Group, Inc. Class A (d)	140,622	28,124
Getty Realty Corp.	24,143	451,716

	Shares	Value
Gladstone Commercial Corp.	10,600	$ 135,786
Glimcher Realty Trust	51,154	119,189
Gramercy Capital Corp.	40,689	46,385
Hatteras Financial Corp.	27,549	709,938
Health Care REIT, Inc. (d)	106,962	4,064,556
Healthcare Realty Trust, Inc.	61,197	1,173,758
Hersha Hospitality Trust	83,580	294,202
Highwoods Properties, Inc. (SBI)	61,659	1,472,417
Home Properties, Inc. (d)	36,000	1,404,000
Hospitality Properties Trust (SBI) (d)	126,113	1,445,255
HRPT Properties Trust (SBI)	253,032	698,368
Inland Real Estate Corp.	75,407	842,296
Investors Real Estate Trust	66,191	650,658
iStar Financial, Inc. (d)	129,061	174,232
JER Investments Trust, Inc. (d)	43,034	58,096
Kilroy Realty Corp.	34,511	1,051,550
Kite Realty Group Trust	62,696	245,141
LaSalle Hotel Properties (SBI)	49,345	435,223
Lexington Corporate Properties Trust	90,037	436,679
Liberty Property Trust (SBI)	94,000	1,797,280
LTC Properties, Inc.	19,272	375,419
Mack-Cali Realty Corp.	67,459	1,279,697
Maguire Properties, Inc. (d)	48,565	92,274
Medical Properties Trust, Inc.	68,299	425,503
MFA Mortgage Investments, Inc.	234,085	1,448,986
Mid-America Apartment Communities, Inc.	31,006	1,148,152
Mission West Properties, Inc.	23,945	180,545
Monmouth Real Estate Investment Corp. Class A	15,627	107,670
National Health Investors, Inc.	25,658	578,588
National Retail Properties, Inc.	80,000	1,072,800
Nationwide Health Properties, Inc.	99,041	2,241,298
Newcastle Investment Corp.	55,833	99,941
NorthStar Realty Finance Corp. (d)	79,602	270,647
Omega Healthcare Investors, Inc.	82,376	1,090,658
One Liberty Properties, Inc.	12,885	124,727
Origen Financial, Inc.	17,799	16,019
Parkway Properties, Inc.	25,560	349,405
Pennsylvania Real Estate Investment Trust (SBI)	50,247	226,112
PMC Commercial Trust	6,561	43,499
Post Properties, Inc.	50,327	789,127
Potlatch Corp.	42,000	1,120,560
PS Business Parks, Inc.	23,174	1,104,473
RAIT Financial Trust (SBI) (d)	90,009	213,321
Ramco-Gershenson Properties Trust (SBI)	24,037	118,502
Rayonier, Inc.	89,126	2,976,808
Realty Income Corp.	103,497	2,089,604
Redwood Trust, Inc. (d)	38,784	506,131
Regency Centers Corp.	71,295	2,538,815
Resource Capital Corp.	20,772	63,147
Saul Centers, Inc.	18,800	661,760
Senior Housing Properties Trust (SBI)	117,127	1,631,579
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	60,566	$ 1,148,331
Sovran Self Storage, Inc.	30,151	818,901
Strategic Hotel & Resorts, Inc.	116,092	116,092
Sun Communities, Inc.	35,203	385,473
Sunstone Hotel Investors, Inc.	61,959	295,544
Supertel Hospitality, Inc., Maryland	13,197	25,206
Tanger Factory Outlet Centers, Inc.	32,488	1,190,360
Taubman Centers, Inc.	57,000	1,358,880
The Macerich Co. (d)	78,315	1,054,120
Transcontinental Realty Investors, Inc. (a)	1,497	17,964
U-Store-It Trust	53,157	292,364
UDR, Inc.	130,445	1,973,633
UMH Properties, Inc.	4,453	25,204
Universal Health Realty Income Trust (SBI)	14,027	440,027
Urstadt Biddle Properties, Inc.	5,274	79,110
Urstadt Biddle Properties, Inc. Class A	20,626	324,653
Ventas, Inc.	152,145	3,496,292
Washington (REIT) (SBI) (d)	51,282	1,357,435
Weingarten Realty Investors (SBI)	86,443	1,232,677
Winthrop Realty Trust (d)	91,228	213,474
		102,480,810
Real Estate Management & Development - 0.3%
American Realty Investments, Inc. (a)	1,965	17,685
Avatar Holdings, Inc. (a)	6,380	185,275
Brookfield Properties Corp.	223,691	1,637,418
Consolidated-Tomoka Land Co.	7,270	249,725
Forest City Enterprises, Inc. Class A	73,370	437,285
Forestar Group, Inc. (a)	39,029	180,704
FX Real Estate & Entertainment, Inc. (a)	8,746	2,974
Grubb & Ellis Co.	40,464	53,817
Jones Lang LaSalle, Inc.	33,530	799,020
Market Leader, Inc. (a)	9,851	16,944
Maui Land & Pineapple, Inc. (a)	3,029	34,016
Meruelo Maddux Properties, Inc. (a)	52,210	24,539
Reis, Inc. (a)	2,805	9,705
Stratus Properties, Inc. (a)	2,986	47,716
Tejon Ranch Co. (a)	15,713	410,266
The St. Joe Co. (a)(d)	99,346	2,623,728
Thomas Properties Group, Inc.	49,960	100,919
ZipRealty, Inc. (a)	10,323	23,846
		6,855,582
Thrifts & Mortgage Finance - 1.5%
Abington Bancorp, Inc.	32,172	331,372
American Bancorp of New Jersey, Inc.	20,535	187,485
Anchor BanCorp Wisconsin, Inc.	18,340	53,736
Astoria Financial Corp.	96,024	1,772,603
Bank Mutual Corp.	73,206	750,362
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (d)	9,903	27,233
BankFinancial Corp.	29,332	320,599

	Shares	Value
BankUnited Financial Corp. Class A (d)	33,017	$ 8,584
BCSB Bancorp, Inc. (a)	2,564	22,691
Beneficial Mutual Bancorp, Inc. (a)(d)	43,658	512,982
Berkshire Bancorp, Inc.	1,110	5,661
Berkshire Hills Bancorp, Inc.	14,615	423,835
Beverly Hills Bancorp, Inc. (a)	10,000	4,500
Brookline Bancorp, Inc., Delaware	72,365	817,001
Camco Financial Corp.	7,852	43,029
Capitol Federal Financial	26,341	1,126,605
Centerline Holding Co.	50,006	13,502
CFS Bancorp, Inc.	5,521	40,027
Charter Financial Corp., Georgia	8,305	66,440
Cheviot Financial Corp.	52	341
Citizens First Bancorp, Inc., Delaware	3,754	8,634
Citizens South Banking Corp., Delaware	10,510	72,099
Clifton Savings Bancorp, Inc.	8,458	99,297
Corus Bankshares, Inc. (d)	43,002	51,172
Danvers Bancorp, Inc.	24,000	305,760
Dime Community Bancshares, Inc.	39,027	526,474
Doral Financial Corp. (a)(d)	14,606	106,624
ESB Financial Corp.	7,483	74,830
ESSA Bancorp, Inc.	15,000	202,050
Fannie Mae	1,066,214	1,236,808
Farmer Mac Class C (non-vtg.)	12,702	56,270
First Clover Leaf Financial Corp.	10,566	70,264
First Defiance Financial Corp.	3,003	22,523
First Federal Bancshares of Arkansas, Inc.	3,747	28,852
First Federal Bankshares, Inc.	2,907	7,994
First Financial Holdings, Inc.	22,059	489,489
First Financial Northwest, Inc.	27,660	249,770
First Financial Service Corp.	745	8,933
First Niagara Financial Group, Inc.	121,000	1,876,710
First Place Financial Corp.	18,173	78,326
FirstFed Financial Corp. (a)(d)	16,531	62,322
Flagstar Bancorp, Inc.	35,396	25,131
Flushing Financial Corp.	25,913	353,972
Freddie Mac	749,598	884,526
Guaranty Financial Group, Inc. (a)(d)	30,666	82,798
Harrington West Financial Group, Inc.	4,000	9,680
HMN Financial, Inc.	2,852	11,722
Home Federal Bancorp, Inc.	14,626	153,719
HopFed Bancorp, Inc.	7,731	80,866
Imperial Capital Bancorp, Inc.	5,543	17,128
Indiana Community Bancorp	2,558	30,389
Jefferson Bancshares, Inc., Tennessee	5,738	44,470
Kearny Financial Corp. (d)	25,844	330,028
Legacy Bancorp, Inc.	18,619	210,581
Lincoln Bancorp	3,496	43,700
LSB Corp.	3,904	35,136
MGIC Investment Corp.	130,000	353,600
MutualFirst Financial, Inc.	2,603	17,206
NASB Financial, Inc.	3,384	98,238
New England Bancshares, Inc.	7,230	63,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	386,263	$ 5,040,732
NewAlliance Bancshares, Inc.	118,802	1,637,092
Northeast Community Bancorp, Inc.	8,762	56,953
Northwest Bancorp, Inc. (d)	29,130	624,256
OceanFirst Financial Corp.	20,240	301,981
Ocwen Financial Corp. (a)	44,767	364,851
Oritani Financial Corp. (a)(d)	20,875	352,161
Pamrapo Bancorp, Inc.	2,874	21,929
Parkvale Financial Corp.	2,919	37,918
Peoples Community Bancorp, Inc. (a)	6,000	6,000
Provident Financial Holdings, Inc.	3,631	18,155
Provident Financial Services, Inc.	90,068	1,350,119
Provident New York Bancorp	44,295	538,184
Pulaski Financial Corp.	6,450	45,150
PVF Capital Corp.	5,643	13,487
Radian Group, Inc.	91,569	248,152
Rainier Pacific Financial Group, Inc.	3,186	5,416
Riverview Bancorp, Inc.	13,156	46,046
Rockville Financial, Inc.	7,892	104,648
Roma Financial Corp. (d)	13,524	199,073
Rome Bancorp, Inc.	12,337	112,390
TF Financial Corp.	1,778	33,782
TFS Financial Corp.	99,035	1,270,619
The PMI Group, Inc.	102,461	171,110
TierOne Corp.	17,055	51,336
Timberland Bancorp, Inc.	12,774	88,268
Tree.com, Inc. (a)	6,533	11,955
Triad Guaranty, Inc. (a)(d)	10,834	4,984
Trustco Bank Corp., New York	85,000	900,150
United Community Financial Corp., Ohio	28,069	52,770
ViewPoint Financial Group (d)	20,326	325,013
Washington Federal, Inc.	88,704	1,498,211
Waterstone Financial, Inc. (a)(d)	7,726	36,699
Westfield Financial, Inc.	32,393	334,296
Willow Financial Bancorp, Inc.	16,430	163,479
WSFS Financial Corp.	9,096	398,041
		31,475,348
TOTAL FINANCIALS		534,135,519
HEALTH CARE - 11.2%
Biotechnology - 3.9%
A.P. Pharma, Inc. (a)	4,452	2,181
Aastrom Biosciences, Inc. (a)	75,401	27,898
Abraxis BioScience, Inc. (a)	5,874	342,513
Acadia Pharmaceuticals, Inc. (a)(d)	42,194	54,008
Acorda Therapeutics, Inc. (a)	40,423	732,465
Affymax, Inc. (a)	8,252	96,136
Alexion Pharmaceuticals, Inc. (a)	86,154	2,899,944
Alfacell Corp. (a)	65,656	17,071
Alkermes, Inc. (a)	109,716	809,704

	Shares	Value
Allos Therapeutics, Inc. (a)	66,599	$ 479,513
Alnylam Pharmaceuticals, Inc. (a)	40,831	744,349
Alseres Pharmaceuticals, Inc. (a)	1,366	2,049
Altus Pharmaceuticals, Inc. (a)	23,918	13,633
Amicus Therapeutics, Inc. (a)	10,000	89,000
Amylin Pharmaceuticals, Inc. (a)	149,367	1,106,809
Anadys Pharmaceuticals, Inc. (a)	18,763	36,963
Antigenics, Inc. (a)	19,086	9,734
Arena Pharmaceuticals, Inc. (a)	99,416	383,746
ARIAD Pharmaceuticals, Inc. (a)	86,734	115,356
ArQule, Inc. (a)	42,103	142,729
Array Biopharma, Inc. (a)(d)	77,370	292,459
AspenBio Pharma, Inc. (a)	10,000	49,700
Avalon Pharmaceuticals, Inc. (a)	22,000	6,380
AVI BioPharma, Inc. (a)	25,727	16,717
Avigen, Inc. (a)	22,946	15,374
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	48,544
BioMarin Pharmaceutical, Inc. (a)(d)	113,832	1,938,559
Biosante Pharmaceuticals, Inc. (a)	21,771	38,970
BioSphere Medical, Inc. (a)	4,678	9,356
Cel-Sci Corp. (a)	5,333	1,600
Celera Corp. (a)	93,715	912,784
Cell Genesys, Inc. (a)	88,600	21,264
Celldex Therapeutics, Inc. (a)	18,665	121,136
Cepheid, Inc. (a)	65,719	892,464
Cleveland Biolabs, Inc. (a)(d)	20,722	36,264
Combinatorx, Inc. (a)	22,451	12,797
Cougar Biotechnology, Inc. (a)(d)	18,018	436,036
Cubist Pharmaceuticals, Inc. (a)(d)	61,641	1,513,903
CuraGen Corp. (a)	41,352	24,811
Curis, Inc. (a)	10,011	7,308
CV Therapeutics, Inc. (a)(d)	63,324	573,715
Cytokinetics, Inc. (a)	61,414	159,062
Cytori Therapeutics, Inc. (a)(d)	24,014	54,032
CytRx Corp. (a)	79,740	31,099
Dendreon Corp. (a)(d)	99,179	483,994
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	10,356
Dyax Corp. (a)(d)	92,151	239,593
Dynavax Technologies Corp. (a)	21,508	4,755
Emergent BioSolutions, Inc. (a)	13,717	310,279
EntreMed, Inc. (a)	6,269	1,505
Enzon Pharmaceuticals, Inc. (a)(d)	51,498	252,855
EPIX Pharmaceuticals, Inc. (a)	9,769	2,931
Exact Sciences Corp. (a)	5,146	2,254
Forticell Bioscience, Inc. (a)	2	0
Genelabs Technologies, Inc. (a)	7,653	9,796
Genentech, Inc. (a)	509,470	39,025,402
Genomic Health, Inc. (a)	21,051	390,075
GenVec, Inc. (a)(d)	87,639	39,446
Geron Corp. (a)(d)	117,984	412,944
GTC Biotherapeutics, Inc. (a)	4,398	528
GTx, Inc. (a)(d)	24,446	361,067
Halozyme Therapeutics, Inc. (a)	72,135	267,621
Hana Biosciences, Inc. (a)	18,262	3,105
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Hemispherx Biopharma, Inc. (a)	93,692	$ 42,161
Human Genome Sciences, Inc. (a)	154,154	266,686
Idenix Pharmaceuticals, Inc. (a)(d)	30,801	178,338
Idera Pharmaceuticals, Inc. (a)(d)	26,869	188,889
IDM Pharma, Inc. (a)	908	1,689
ImmunoGen, Inc. (a)(d)	61,988	236,794
Immunomedics, Inc. (a)(d)	65,181	116,022
Incyte Corp. (a)	116,469	389,006
Indevus Pharmaceuticals, Inc. (a)(d)	81,189	202,973
Infinity Pharmaceuticals, Inc. (a)	1,801	11,761
Inhibitex, Inc. (a)	8,093	1,780
InterMune, Inc. (a)(d)	33,697	387,852
Introgen Therapeutics, Inc. (a)(d)	44,401	12,876
Isis Pharmaceuticals, Inc. (a)	99,755	1,144,190
Isolagen, Inc. (a)(d)	33,379	18,692
Keryx Biopharmaceuticals, Inc. (a)	60,465	9,674
La Jolla Pharmaceutical Co. (a)	33,235	23,265
Lexicon Pharmaceuticals, Inc. (a)	93,125	159,244
Ligand Pharmaceuticals, Inc. Class B (a)	70,084	144,373
Manhattan Pharmaceuticals, Inc. (a)	9,897	297
MannKind Corp. (a)(d)	74,374	234,278
Martek Biosciences (d)	34,709	970,117
Maxygen, Inc. (a)	38,092	186,651
Medarex, Inc. (a)	144,392	729,180
Metabasis Therapeutics, Inc. (a)	26,087	11,739
Metabolix, Inc. (a)(d)	27,147	189,758
Micromet, Inc. (a)(d)	42,645	175,271
Momenta Pharmaceuticals, Inc. (a)	34,332	305,555
Myriad Genetics, Inc. (a)	48,551	2,878,103
Nabi Biopharmaceuticals (a)	74,967	299,118
Neose Technologies, Inc. (a)	9,641	3,374
Neurocrine Biosciences, Inc. (a)(d)	87,694	272,728
Neurogen Corp. (a)	14,550	1,448
Northfield Laboratories, Inc. (a)(d)	29,181	20,719
Novavax, Inc. (a)(d)	67,163	142,386
NPS Pharmaceuticals, Inc. (a)	70,931	435,516
Nuvelo, Inc. (a)	36,720	10,649
Omrix Biopharmaceuticals, Inc. (a)(d)	16,963	422,039
ONYX Pharmaceuticals, Inc. (a)(d)	60,694	1,705,501
Orchid Cellmark, Inc. (a)	20,246	17,412
OREXIGEN Therapeutics, Inc. (a)(d)	41,187	287,897
Orthologic Corp. (a)	36,394	16,377
Oscient Pharmaceuticals Corp. (a)(d)	9,344	2,523
OSI Pharmaceuticals, Inc. (a)	61,958	2,304,838
Osiris Therapeutics, Inc. (a)(d)	28,553	543,364
OXiGENE, Inc. (a)	27,796	20,291
Panacos Pharmaceuticals, Inc. (a)	35,312	6,709
PDL BioPharma, Inc.	137,051	1,312,949
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	54,937
Pharmacopeia Drug Discovery, Inc. (a)	41,636	41,220
Pharmasset, Inc. (a)	21,918	360,989

	Shares	Value
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	$ 43,861
Pro-Pharmaceuticals, Inc. (a)	23,828	2,383
Progenics Pharmaceuticals, Inc. (a)(d)	36,573	339,032
Regeneron Pharmaceuticals, Inc. (a)	79,379	1,227,199
Repligen Corp. (a)	34,267	133,641
Rigel Pharmaceuticals, Inc. (a)(d)	40,346	299,367
RXi Pharmaceuticals Corp.	3,977	28,356
Sangamo Biosciences, Inc. (a)(d)	42,750	105,165
Savient Pharmaceuticals, Inc. (a)(d)	65,430	242,091
SciClone Pharmaceuticals, Inc. (a)	14,063	12,657
Seattle Genetics, Inc. (a)(d)	69,909	605,412
Senomyx, Inc. (a)(d)	31,175	93,213
SIGA Technologies, Inc. (a)(d)	5,146	11,681
StemCells, Inc. (a)(d)	127,403	135,047
Sunesis Pharmaceuticals, Inc. (a)	3,400	2,142
Synta Pharmaceuticals Corp. (a)(d)	25,759	136,523
Telik, Inc. (a)(d)	42,903	9,010
Theravance, Inc. (a)(d)	70,171	468,742
TorreyPines Therapeutics, Inc. (a)	1,899	361
Trimeris, Inc. (d)	15,229	36,245
Trubion Pharmaceuticals, Inc. (a)	6,000	7,980
Unigene Laboratories, Inc. (a)	74,735	47,083
United Therapeutics Corp. (a)	25,257	1,384,841
Vanda Pharmaceuticals, Inc. (a)(d)	21,153	13,749
Vertex Pharmaceuticals, Inc. (a)	155,304	3,818,925
Vical, Inc. (a)	34,045	37,790
XOMA Ltd. (a)	145,384	136,661
Zymogenetics, Inc. (a)(d)	60,308	163,435
		84,181,431
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)(d)	22,041	292,264
Abiomed, Inc. (a)(d)	39,562	555,450
Accuray, Inc. (a)(d)	53,812	271,751
Advanced Medical Optics, Inc. (a)(d)	61,300	356,153
AdvanSource Biomaterials Corp. (a)	3,688	1,070
Align Technology, Inc. (a)(d)	79,620	557,340
Alphatec Holdings, Inc. (a)	14,930	29,711
American Medical Systems Holdings, Inc. (a)	78,370	689,656
Analogic Corp.	15,578	608,477
Angiodynamics, Inc. (a)	31,277	373,135
Anika Therapeutics, Inc. (a)(d)	12,355	43,119
ArthroCare Corp. (a)(d)	26,849	351,185
Aspect Medical Systems, Inc. (a)(d)	22,382	68,265
Atrion Corp.	500	47,995
ATS Medical, Inc. (a)	6,269	13,478
Beckman Coulter, Inc.	65,547	2,856,538
BioLase Technology, Inc. (a)	21,417	21,417
Bovie Medical Corp. (a)	18,610	91,561
BSD Medical Corp. (a)(d)	13,363	48,107
Cambridge Heart, Inc. (a)	1,200	180
Candela Corp. (a)	20,642	10,321
Cantel Medical Corp. (a)	13,163	124,390
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiac Science Corp. (a)	24,399	$ 159,325
Cardica, Inc. (a)(d)	18,168	81,211
Cardiodynamics International Corp. (a)	1,977	1,265
Cerus Corp. (a)	40,324	42,340
Clarient, Inc. (a)	8,140	10,501
Conceptus, Inc. (a)(d)	21,558	316,903
CONMED Corp. (a)	31,480	740,095
Cooper Companies, Inc.	46,877	628,152
Cryolife, Inc. (a)	23,279	211,839
Cutera, Inc. (a)	13,073	116,219
Cyberonics, Inc. (a)	28,461	390,770
Cynosure, Inc. Class A (a)	12,274	113,412
Datascope Corp.	14,755	770,359
DexCom, Inc. (a)(d)	35,375	70,750
Digirad Corp. (a)	4,978	2,837
Edwards Lifesciences Corp. (a)	60,000	2,986,200
Electro-Optical Sciences, Inc. (a)(d)	9,000	31,050
Endologix, Inc. (a)	29,516	35,124
Escalon Medical Corp. (a)	3,512	4,566
ev3, Inc. (a)(d)	70,887	354,435
Exactech, Inc. (a)	12,414	217,369
Fonar Corp. (a)	785	707
Gen-Probe, Inc. (a)	57,705	2,126,429
Greatbatch, Inc. (a)(d)	31,384	793,074
Haemonetics Corp. (a)	34,139	1,952,409
Hansen Medical, Inc. (a)(d)	22,435	206,178
HealthTronics, Inc. (a)	18,929	25,554
Hill-Rom Holdings, Inc. (d)	68,900	1,415,206
Hologic, Inc. (a)	279,028	3,923,134
Home Diagnostics, Inc. (a)	19,347	97,315
I-Flow Corp. (a)	39,660	157,847
ICU Medical, Inc. (a)	16,952	512,798
IDEXX Laboratories, Inc. (a)(d)	64,603	1,996,879
Immucor, Inc. (a)	76,244	1,850,442
Insite Vision (a)	62,560	21,270
Insulet Corp. (a)(d)	22,878	111,873
Integra LifeSciences Holdings Corp. (a)(d)	25,212	793,926
Invacare Corp.	38,562	569,946
Inverness Medical Innovations, Inc. (a)(d)	88,181	1,549,340
Iridex Corp. (a)	9,439	8,495
IRIS International, Inc. (a)	21,153	270,758
IVAX Diagnostics, Inc. (a)	7,111	3,911
Kensey Nash Corp. (a)	14,263	263,580
Kinetic Concepts, Inc. (a)(d)	58,824	1,272,951
Masimo Corp. (a)	50,703	1,383,685
Medical Action Industries, Inc. (a)	22,708	195,516
Mentor Corp.	36,815	594,562
Meridian Bioscience, Inc.	43,952	1,047,376
Merit Medical Systems, Inc. (a)	32,942	477,988
Micrus Endovascular Corp. (a)(d)	16,657	176,564
Minrad International, Inc. (a)(d)	24,400	1,952

	Shares	Value
National Dentex Corp. (a)	2,508	$ 12,164
Natus Medical, Inc. (a)	29,511	375,085
Neogen Corp. (a)	16,257	367,246
NeuroMetrix, Inc. (a)	7,830	5,168
NMT Medical, Inc. (a)	16,102	11,271
North American Scientific, Inc. (a)	786	149
Northstar Neuroscience, Inc. (a)(d)	18,816	20,698
NuVasive, Inc. (a)(d)	38,565	1,328,564
NxStage Medical, Inc. (a)(d)	19,789	49,473
OraSure Technologies, Inc. (a)	71,145	244,739
Orthofix International NV (a)	26,773	320,473
Orthovita, Inc. (a)	68,662	230,018
Osteotech, Inc. (a)	4,011	7,862
Palomar Medical Technologies, Inc. (a)(d)	28,352	256,586
Quidel Corp. (a)	32,548	443,629
ResMed, Inc. (a)	83,246	3,025,160
Retractable Technologies, Inc. (a)	5,601	7,113
Rochester Medical Corp. (a)	8,589	116,381
RTI Biologics, Inc. (a)	51,821	140,953
Sirona Dental Systems, Inc. (a)(d)	22,391	268,244
Somanetics Corp. (a)	17,097	299,881
Sonic Innovations, Inc. (a)	31,910	33,825
SonoSite, Inc. (a)(d)	23,832	431,121
Staar Surgical Co. (a)	8,437	15,271
Stereotaxis, Inc. (a)	33,454	160,914
Steris Corp.	61,693	1,705,811
SurModics, Inc. (a)(d)	20,026	455,391
Symmetry Medical, Inc. (a)	34,850	312,256
Synovis Life Technologies, Inc. (a)	20,569	294,342
Teleflex, Inc.	49,920	2,365,210
The Spectranetics Corp. (a)	37,264	105,084
Theragenics Corp. (a)	45,104	65,852
Thermage, Inc. (a)	10,000	17,700
ThermoGenesis Corp. (a)	39,439	15,381
Thoratec Corp. (a)	55,076	1,378,552
TomoTherapy, Inc. (a)	66,645	153,950
Urologix, Inc. (a)	5,053	3,133
Utah Medical Products, Inc.	3,222	72,785
Vascular Solutions, Inc. (a)	21,325	154,393
Vision Sciences, Inc. (a)(d)	8,293	18,659
Vnus Medical Technologies, Inc. (a)	16,000	240,000
Volcano Corp. (a)	31,788	518,780
West Pharmaceutical Services, Inc.	34,773	1,234,442
Wright Medical Group, Inc. (a)	44,917	761,792
Young Innovations, Inc.	6,599	75,889
Zoll Medical Corp. (a)	23,256	414,189
		57,033,529
Health Care Providers & Services - 2.2%
Access Plans USA, Inc. (a)	3,930	1,493
Air Methods Corp. (a)	12,127	192,213
Alliance Imaging, Inc. (a)	44,679	349,390
Allied Healthcare International, Inc. (a)	21,264	26,155
Allion Healthcare, Inc. (a)	19,407	63,267
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Almost Family, Inc. (a)	7,418	$ 326,095
Amedisys, Inc. (a)(d)	27,561	1,071,847
America Service Group, Inc. (a)	8,584	72,964
American Dental Partners, Inc. (a)	13,941	94,938
AMERIGROUP Corp. (a)	58,676	1,441,083
AMN Healthcare Services, Inc. (a)	40,481	361,091
AmSurg Corp. (a)	36,359	724,635
Animal Health International, Inc. (a)	28,873	42,443
Arcadia Resources, Inc. (a)	80,061	36,027
Assisted Living Concepts, Inc. Class A (a)	59,315	277,001
athenahealth, Inc. (a)(d)	22,743	621,566
Bio-Reference Laboratories, Inc. (a)	15,824	352,717
BioScrip, Inc. (a)	44,859	62,803
Brookdale Senior Living, Inc.	46,474	189,149
Capital Senior Living Corp. (a)	24,577	66,849
CardioNet, Inc.	4,000	79,520
Catalyst Health Solutions, Inc. (a)	40,103	902,318
Centene Corp. (a)	49,604	917,674
Chemed Corp.	25,821	1,052,464
Chindex International, Inc. (a)(d)	18,173	109,038
Community Health Systems, Inc. (a)	104,765	1,368,231
Comprehensive Care Corp. (a)	300	141
Corvel Corp. (a)	10,620	234,702
Cross Country Healthcare, Inc. (a)	31,101	270,890
Dialysis Corp. of America (a)	7,648	53,154
Emergency Medical Services Corp. Class A (a)(d)	16,600	563,072
Emeritus Corp. (a)(d)	25,335	172,785
Five Star Quality Care, Inc. (a)	42,257	59,582
Genoptix, Inc. (a)(d)	12,018	381,331
Gentiva Health Services, Inc. (a)	33,997	857,744
Hanger Orthopedic Group, Inc. (a)	21,855	350,773
Health Grades, Inc. (a)	30,002	52,804
Health Management Associates, Inc. Class A (a)	243,048	354,850
Health Net, Inc. (a)	109,447	986,117
HealthSouth Corp. (a)	97,067	955,139
Healthspring, Inc. (a)	58,438	852,610
Healthways, Inc. (a)	39,318	318,083
HearUSA, Inc. (a)	11,117	8,227
Henry Schein, Inc. (a)	99,047	3,538,949
HMS Holdings Corp. (a)	26,921	794,170
Hooper Holmes, Inc. (a)	50,431	12,103
Hythiam, Inc. (a)	35,825	30,451
Integramed America, Inc. (a)	12,500	68,625
InVentiv Health, Inc. (a)	44,929	540,496
IPC The Hospitalist Co., Inc.	13,840	241,508
Kindred Healthcare, Inc. (a)	30,255	324,636
Landauer, Inc.	9,969	572,420
LCA-Vision, Inc. (d)	19,294	76,404
LHC Group, Inc. (a)	16,020	534,748

	Shares	Value
LifePoint Hospitals, Inc. (a)	56,593	$ 1,135,256
Lincare Holdings, Inc. (a)	78,452	1,877,356
Magellan Health Services, Inc. (a)	39,018	1,281,741
Medcath Corp. (a)	24,384	179,954
Medical Staffing Network Holdings, Inc. (a)	8,863	5,495
Metropolitan Health Networks, Inc. (a)	36,067	58,068
Molina Healthcare, Inc. (a)	14,494	343,363
MWI Veterinary Supply, Inc. (a)	13,000	324,350
National Healthcare Corp.	11,227	509,594
National Research Corp.	1,185	31,734
NightHawk Radiology Holdings, Inc. (a)	25,612	74,275
NovaMed Eyecare, Inc. (a)(d)	33,673	120,213
Odyssey Healthcare, Inc. (a)	35,991	294,046
Omnicare, Inc. (d)	117,558	2,834,323
Owens & Minor, Inc.	42,034	1,745,672
PDI, Inc. (a)	3,836	15,344
Pediatrix Medical Group, Inc. (a)	50,407	1,568,666
PharMerica Corp. (a)	30,539	507,558
Providence Service Corp. (a)(d)	11,318	18,562
PSS World Medical, Inc. (a)	67,150	1,167,739
Psychemedics Corp.	3,872	30,202
Psychiatric Solutions, Inc. (a)(d)	56,182	1,421,405
RadNet, Inc. (a)(d)	41,219	145,503
RehabCare Group, Inc. (a)	22,431	326,371
ResCare, Inc. (a)	32,942	429,893
Rural/Metro Corp. (a)(d)	20,488	35,239
Skilled Healthcare Group, Inc.	21,687	234,653
SRI/Surgical Express, Inc. (a)	2,620	3,118
Sun Healthcare Group, Inc. (a)	44,363	444,517
Sunrise Senior Living, Inc. (a)	44,166	33,566
The Ensign Group, Inc.	10,000	146,200
Triple-S Management Corp.	23,906	260,575
U.S. Physical Therapy, Inc. (a)	23,352	282,559
Universal American Financial Corp. (a)	48,000	477,120
Universal Health Services, Inc. Class B	53,605	1,991,426
VCA Antech, Inc. (a)	91,678	1,746,466
Virtual Radiologic Corp. (d)	13,000	94,250
Wellcare Health Plans, Inc. (a)	42,862	384,044
		46,589,901
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	8,646
Allscripts Healthcare Solutions, Inc. (d)	63,626	489,920
AMICAS, Inc. (a)	31,224	46,524
Arrhythmia Research Technology, Inc. (a)	7,380	17,712
Cash Technologies, Inc. (a)	2,900	290
Cerner Corp. (a)(d)	69,000	2,482,620
Computer Programs & Systems, Inc.	17,274	483,327
Eclipsys Corp. (a)(d)	60,547	794,377
Emageon, Inc. (a)	18,876	47,568
HealthAxis, Inc. (a)	190	46
HealthStream, Inc. (a)	6,041	15,103
HLTH Corp. (a)(d)	199,212	1,866,616
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
iCAD, Inc. (a)	48,360	$ 70,606
MedAssets, Inc.	32,205	409,004
Mediware Information Systems, Inc. (a)	1,310	5,240
Merge Healthcare, Inc.	50,544	42,962
Omnicell, Inc. (a)	46,460	526,856
Phase Forward, Inc. (a)	49,756	690,116
Quadramed Corp. (a)	7,152	32,470
Transcend Services, Inc. (a)	14,000	130,060
Vital Images, Inc. (a)	24,037	280,271
		8,440,334
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	29,292	114,239
Affymetrix, Inc. (a)(d)	98,231	269,153
Albany Molecular Research, Inc. (a)	29,143	276,567
AMAG Pharmaceuticals, Inc. (a)	20,475	689,598
Arrowhead Research Corp. (a)	22,957	29,615
Bio-Imaging Technologies, Inc. (a)	2,110	5,570
Bio-Rad Laboratories, Inc. Class A (a)	20,917	1,551,205
Bioanalytical Systems, Inc. (a)	4,772	13,171
Biodelivery Sciences International, Inc. (a)	20,000	51,400
Bruker BioSciences Corp. (a)	60,406	283,908
Caliper Life Sciences, Inc. (a)(d)	28,993	32,762
Cambrex Corp. (a)	43,404	151,046
Charles River Laboratories International, Inc. (a)	74,006	1,687,337
Clinical Data, Inc. (a)(d)	12,139	115,321
Covance, Inc. (a)	68,356	2,671,352
Cryo-Cell International, Inc. (a)	6,550	3,799
Dionex Corp. (a)	21,964	1,126,534
Encorium Group, Inc. (a)	7,298	2,043
Enzo Biochem, Inc. (a)(d)	38,087	193,863
eResearchTechnology, Inc. (a)	43,611	245,966
Exelixis, Inc. (a)(d)	141,120	436,061
Harvard Bioscience, Inc. (a)	8,617	17,579
Illumina, Inc. (a)(d)	123,817	2,725,212
Interleukin Genetics, Inc. (a)	6,973	2,650
Kendle International, Inc. (a)	13,470	275,731
Luminex Corp. (a)(d)	41,189	906,570
Medivation, Inc. (a)	31,145	464,372
Medtox Scientific, Inc. (a)	8,211	70,615
Nektar Therapeutics (a)(d)	106,738	507,006
PAREXEL International Corp. (a)	56,170	467,334
Pharmaceutical Product Development, Inc.	111,800	2,944,812
PharmaNet Development Group, Inc. (a)	19,840	24,006
Sequenom, Inc. (a)	49,634	829,384
Strategic Diagnostics, Inc. (a)	3,743	3,668
Techne Corp.	41,780	2,590,778
Varian, Inc. (a)	35,328	1,293,005
		23,073,232

	Shares	Value
Pharmaceuticals - 1.0%
Acusphere, Inc. (a)	1,403	$ 856
Adolor Corp. (a)	74,840	141,448
Akorn, Inc. (a)	56,621	92,858
Alexza Pharmaceuticals, Inc. (a)(d)	30,076	54,137
Alpharma, Inc. Class A (a)	44,734	1,614,897
Auxilium Pharmaceuticals, Inc. (a)(d)	42,653	928,982
AVANIR Pharmaceuticals Class A (a)	14,261	3,993
Biodel, Inc. (a)	19,000	52,250
BioMimetic Therapeutics, Inc. (a)(d)	18,723	161,018
Cadence Pharmaceuticals, Inc. (a)(d)	36,197	241,072
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	87,772
Columbia Laboratories, Inc. (a)(d)	71,340	119,138
Corcept Therapeutics, Inc. (a)	7,957	9,389
CPEX Pharmaceuticals, Inc. (a)	2,342	24,591
Cypress Bioscience, Inc. (a)(d)	51,091	273,848
DepoMed, Inc. (a)	68,230	105,757
Discovery Laboratories, Inc. (a)(d)	161,735	160,118
Durect Corp. (a)(d)	73,527	308,813
Emisphere Technologies, Inc. (a)	22,624	22,398
Endo Pharmaceuticals Holdings, Inc. (a)	132,514	2,913,983
Heska Corp. (a)	20,430	5,925
Hi-Tech Pharmacal Co., Inc. (a)(d)	9,053	43,273
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	6,017
Immtech Pharmaceuticals, Inc. (a)	2,377	832
Inspire Pharmaceuticals, Inc. (a)	46,517	167,461
Ista Pharmaceuticals, Inc. (a)	7,132	3,388
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	29,314
KV Pharmaceutical Co. Class A (a)	41,227	188,820
Matrixx Initiatives, Inc. (a)	18,280	274,931
MDRNA, Inc. (a)	27,713	8,037
Medicines Co. (a)	58,885	759,028
Medicis Pharmaceutical Corp. Class A	58,576	716,384
MiddleBrook Pharmaceuticals, Inc. (a)(d)	56,776	76,080
NitroMed, Inc. (a)	19,202	4,801
Noven Pharmaceuticals, Inc. (a)	33,333	381,663
Nutrition 21, Inc. (a)(d)	16,280	4,070
Obagi Medical Products, Inc. (a)	17,005	115,124
Optimer Pharmaceuticals, Inc. (a)(d)	31,237	248,334
Pain Therapeutics, Inc. (a)	46,059	404,398
Par Pharmaceutical Companies, Inc. (a)	43,743	510,043
Penwest Pharmaceuticals Co. (a)	18,669	17,922
Perrigo Co.	85,379	2,937,891
Pozen, Inc. (a)(d)	22,220	151,318
Questcor Pharmaceuticals, Inc. (a)	62,597	535,204
Repros Therapeutics, Inc. (a)(d)	15,715	142,378
Salix Pharmaceuticals Ltd. (a)(d)	59,634	483,035
Santarus, Inc. (a)	45,220	101,293
SCOLR Pharma, Inc. (a)	17,200	13,416
Sepracor, Inc. (a)	122,270	1,437,895
Somaxon Pharmaceuticals, Inc. (a)	7,756	9,385
Spectrum Pharmaceuticals, Inc. (a)	57,989	81,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	$ 42,910
SuperGen, Inc. (a)	50,317	89,564
Valeant Pharmaceuticals International (a)	83,751	1,631,469
ViroPharma, Inc. (a)(d)	77,129	871,558
Vivus, Inc. (a)	76,859	456,542
Warner Chilcott Ltd. (a)(d)	97,504	1,291,928
XenoPort, Inc. (a)	22,723	714,411
		22,274,545
TOTAL HEALTH CARE		241,592,972
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
AAR Corp. (a)(d)	38,238	647,752
AeroVironment, Inc. (a)	15,521	500,242
Alabama Aircraft Industries, Inc. (a)	664	870
Alliant Techsystems, Inc. (a)(d)	35,892	2,950,322
American Science & Engineering, Inc.	9,514	721,827
Applied Energetics, Inc. (a)(d)	50,433	16,139
Applied Signal Technology, Inc.	17,972	281,981
Argon ST, Inc. (a)	20,181	395,346
Ascent Solar Technologies, Inc. (a)(d)	22,936	85,551
Astronics Corp.	8,502	68,866
Axsys Technologies, Inc. (a)	11,318	790,110
BE Aerospace, Inc. (a)	95,018	777,247
Breeze Industrial Products Corp. (a)	9,000	69,750
Ceradyne, Inc. (a)	26,376	692,634
CPI Aerostructures, Inc. (a)	1,677	9,978
Cubic Corp.	19,229	508,415
Curtiss-Wright Corp.	45,599	1,523,007
Ducommun, Inc.	10,449	174,707
DynCorp International, Inc. Class A (a)	24,151	358,642
Esterline Technologies Corp. (a)	29,079	1,073,306
GenCorp, Inc. (non-vtg.) (a)	61,833	176,842
Heico Corp. Class A	19,833	460,919
Herley Industries, Inc. (a)	16,228	194,736
Hexcel Corp. (a)	102,577	769,328
Innovative Solutions & Support, Inc.	8,701	35,587
Kratos Defense & Security Solutions, Inc. (a)	21,324	23,670
Ladish Co., Inc. (a)	23,791	394,217
LMI Aerospace, Inc. (a)	12,245	134,450
Moog, Inc. Class A (a)	46,409	1,493,442
Orbital Sciences Corp. (a)	60,365	1,038,278
Spirit AeroSystems Holdings, Inc. Class A (a)	115,299	1,043,456
Stanley, Inc. (a)	21,490	685,531
Sypris Solutions, Inc.	8,306	6,230
Taser International, Inc. (a)(d)	59,232	257,659
Teledyne Technologies, Inc. (a)	34,929	1,418,816

	Shares	Value
The Allied Defense Group, Inc. (a)	7,168	$ 41,431
Todd Shipyards Corp.	6,043	64,298
TransDigm Group, Inc. (a)(d)	25,983	922,397
Triumph Group, Inc.	17,945	613,719
TVI Corp. (a)	29,926	4,489
		21,426,187
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	26,241
Atlas Air Worldwide Holdings, Inc. (a)	15,089	230,862
Dynamex, Inc. (a)	16,027	292,813
Forward Air Corp.	37,345	863,416
Hub Group, Inc. Class A (a)	41,531	1,108,878
Pacer International, Inc.	38,096	369,150
Park-Ohio Holdings Corp. (a)	8,657	39,562
UTI Worldwide, Inc.	97,000	1,039,840
		3,970,762
Airlines - 0.8%
AirTran Holdings, Inc. (a)	131,541	448,555
Alaska Air Group, Inc. (a)	41,257	946,848
Allegiant Travel Co. (a)	14,299	616,859
AMR Corp. (a)	282,836	2,483,300
Continental Airlines, Inc. Class B (a)	119,000	1,746,920
Delta Air Lines, Inc. (a)(d)	649,996	5,726,465
ExpressJet Holdings, Inc. (a)	3,420	4,275
Hawaiian Holdings, Inc. (a)	42,525	190,512
JetBlue Airways Corp. (a)	209,724	1,098,954
Mesa Air Group, Inc. (a)	31,372	6,274
Pinnacle Airlines Corp. (a)(d)	20,690	67,449
Republic Airways Holdings, Inc. (a)	42,937	599,830
SkyWest, Inc.	69,997	1,063,954
UAL Corp.	137,137	1,542,791
US Airways Group, Inc. (a)	112,161	668,480
		17,211,466
Building Products - 0.4%
Aaon, Inc.	23,521	447,840
American Woodmark Corp.	14,070	231,170
Ameron International Corp.	8,607	463,745
Apogee Enterprises, Inc.	31,197	243,337
Armstrong World Industries, Inc.	20,296	345,032
Builders FirstSource, Inc. (a)(d)	13,109	15,338
Gibraltar Industries, Inc.	35,039	452,003
Griffon Corp. (a)	76,109	608,872
Insteel Industries, Inc.	17,667	172,430
Lennox International, Inc.	56,770	1,569,123
NCI Building Systems, Inc. (a)	19,180	291,920
Owens Corning (a)	95,000	1,515,250
PGT, Inc. (a)	17,454	17,454
Quanex Building Products Corp.	34,776	322,026
Simpson Manufacturing Co. Ltd. (d)	39,297	1,021,722
Trex Co., Inc. (a)(d)	23,394	317,223
Universal Forest Products, Inc.	18,247	383,734
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
US Home Systems, Inc. (a)	9,441	$ 17,749
USG Corp. (a)(d)	73,191	691,655
		9,127,623
Commercial Services & Supplies - 1.8%
A.T. Cross Co. Class A (a)	7,939	31,359
ABM Industries, Inc.	47,282	797,647
ACCO Brands Corp. (a)	91,582	84,255
American Ecology Corp.	21,967	388,377
American Reprographics Co. (a)	34,197	267,763
Amrep Corp. (a)	2,187	62,767
APAC Customer Services, Inc. (a)	13,380	14,317
Bowne & Co., Inc.	48,366	172,183
Casella Waste Systems, Inc. Class A (a)	29,398	147,284
CECO Environmental Corp. (a)(d)	10,861	23,351
Cenveo, Inc. (a)(d)	73,124	274,946
Clean Harbors, Inc. (a)	22,376	1,412,597
Comfort Systems USA, Inc.	42,341	353,547
Consolidated Graphics, Inc. (a)	11,385	163,602
Copart, Inc. (a)	70,724	1,886,209
Cornell Companies, Inc. (a)	14,736	347,770
Corrections Corp. of America (a)	136,000	2,460,240
Courier Corp.	15,869	289,292
Covanta Holding Corp. (a)	136,931	2,731,773
Deluxe Corp.	59,302	623,857
Document Security Systems, Inc. (a)(d)	9,753	18,433
EnergySolutions, Inc.	73,660	335,890
Ennis, Inc.	31,555	320,914
Food Technology Service, Inc. (a)	6,071	6,132
Fuel Tech, Inc. (a)(d)	31,416	277,717
G&K Services, Inc. Class A	24,583	575,242
GeoEye, Inc. (a)(d)	20,442	408,636
Healthcare Services Group, Inc. (d)	43,324	688,852
Herman Miller, Inc.	59,512	875,422
HNI Corp. (d)	34,454	459,961
Humitech International Group, Inc. (a)	75	0
ICT Group, Inc. (a)	7,987	26,836
InnerWorkings, Inc. (a)(d)	45,820	257,050
Innotrac Corp. (a)	3,181	5,567
Interface, Inc. Class A	56,518	313,110
Intersections, Inc. (a)	3,842	16,674
Iron Mountain, Inc. (a)(d)	197,093	4,282,831
Kaiser Ventures LLC Class A (a)	100	0
Kimball International, Inc. Class B	40,994	274,250
Knoll, Inc.	51,127	550,638
M&F Worldwide Corp. (a)	13,753	216,610
McGrath RentCorp.	22,234	399,767
Metalico, Inc. (a)(d)	33,538	84,180
Mine Safety Appliances Co.	36,670	896,582
Mobile Mini, Inc. (a)(d)	39,799	516,989
Multi-Color Corp.	14,502	194,327

	Shares	Value
North American Galvanizing & Coatings, Inc. (a)	21,665	$ 78,211
Perma-Fix Environmental Services, Inc. (a)	8,161	6,937
PRG-Schultz International, Inc. (a)	19,296	86,446
Protection One, Inc. (a)(d)	2,194	13,164
Republic Services, Inc.	179,133	4,299,192
Rollins, Inc.	56,094	971,548
Schawk, Inc. Class A	17,283	236,259
Standard Parking Corp. (a)	12,744	254,880
Standard Register Co.	23,184	130,062
Steelcase, Inc. Class A	82,408	531,532
Superior Uniform Group, Inc.	4,343	33,571
Sykes Enterprises, Inc. (a)	35,265	654,166
Team, Inc. (a)	18,690	527,432
Tetra Tech, Inc. (a)	63,887	1,280,295
The Brink's Co.	43,454	945,994
The Geo Group, Inc. (a)	53,959	1,041,409
TRC Companies, Inc. (a)	3,649	5,838
United Stationers, Inc. (a)	27,725	881,932
Viad Corp.	21,193	566,065
Virco Manufacturing Co.	4,818	10,551
Waste Connections, Inc. (a)	82,078	2,317,062
Waterlink, Inc. (a)	13,000	3
WCA Waste Corp. (a)	14,127	50,716
		39,459,011
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	81,000	2,145,690
Dycom Industries, Inc. (a)	41,110	244,193
EMCOR Group, Inc. (a)	67,507	1,064,585
Foster Wheeler Ltd. (a)(d)	154,368	3,436,232
Furmanite Corp. (a)	33,501	180,235
Granite Construction, Inc.	35,219	1,510,543
Great Lakes Dredge & Dock Corp.	43,369	116,229
Insituform Technologies, Inc. Class A (a)(d)	33,807	548,011
Integrated Electrical Services, Inc. (a)	10,323	64,416
KBR, Inc.	189,607	2,610,888
Layne Christensen Co. (a)	19,385	437,713
MasTec, Inc. (a)	60,829	389,914
Michael Baker Corp. (a)	11,252	370,191
Northwest Pipe Co. (a)	8,811	253,052
Orion Marine Group, Inc. (a)	24,458	187,104
Perini Corp. (a)	47,726	913,953
Pike Electric Corp. (a)	16,493	200,390
Quanta Services, Inc. (a)	192,000	3,121,920
Shaw Group, Inc. (a)	83,778	1,541,515
Sterling Construction Co., Inc. (a)	13,692	225,370
URS Corp. (a)	93,000	3,530,280
		23,092,424
Electrical Equipment - 1.7%
A.O. Smith Corp.	25,782	844,103
Active Power, Inc. (a)	42,574	12,772
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Acuity Brands, Inc.	43,138	$ 1,163,000
Advanced Battery Technologies, Inc. (a)(d)	30,270	62,356
Akeena Solar, Inc. (a)(d)	35,000	73,500
Allied Motion Technologies, Inc. (a)	3,555	7,110
American Superconductor Corp. (a)(d)	40,221	526,493
AMETEK, Inc.	109,000	3,807,370
AZZ, Inc. (a)(d)	14,388	346,175
Baldor Electric Co.	47,828	788,205
Beacon Power Corp. (a)(d)	103,037	66,974
Belden, Inc.	44,401	773,465
Brady Corp. Class A	53,000	1,094,450
BTU International, Inc. (a)	5,333	20,852
C&D Technologies, Inc. (a)(d)	41,016	58,653
Capstone Turbine Corp. (a)	164,367	141,356
Chase Corp.	10,862	125,999
Coleman Cable, Inc. (a)(d)	9,142	48,910
Daystar Technologies, Inc. (a)(d)	55,291	60,267
Digital Power Corp. (a)	4,959	3,323
Encore Wire Corp. (d)	16,325	276,872
Ener1, Inc. (a)(d)	51,521	414,229
Energy Conversion Devices, Inc. (a)(d)	47,120	1,318,418
Energy Focus, Inc. (a)	9,000	9,900
EnergyConnect Group, Inc. (a)	20,770	2,492
EnerSys (a)	42,456	362,150
Evergreen Solar, Inc. (a)(d)	154,273	421,165
EXX, Inc. Class A (a)	3,975	3,578
First Solar, Inc. (a)(d)	49,466	6,175,335
Franklin Electric Co., Inc. (d)	21,966	648,436
FuelCell Energy, Inc. (a)(d)	76,681	334,329
General Cable Corp. (a)(d)	59,919	989,263
GrafTech International Ltd. (a)	124,531	833,112
GT Solar International, Inc.	32,702	115,111
Hoku Scientific, Inc. (a)(d)	35,507	113,267
Hubbell, Inc. Class B	57,649	1,723,705
II-VI, Inc. (a)	24,899	500,968
LaBarge, Inc. (a)	20,481	256,013
LSI Industries, Inc.	22,573	155,077
MagneTek, Inc. (a)	24,905	53,297
Medis Technologies Ltd. (a)(d)	30,558	20,474
Microvision, Inc. (a)(d)	92,242	114,380
Orion Energy Systems, Inc. (d)	15,000	57,600
Plug Power, Inc. (a)	99,558	102,545
Polypore International, Inc. (a)	20,844	94,006
Powell Industries, Inc. (a)	8,427	201,068
Power-One, Inc. (a)(d)	77,604	97,005
PowerSecure International, Inc. (a)(d)	19,994	92,372
Preformed Line Products Co. (d)	2,387	92,568
Regal-Beloit Corp.	37,098	1,247,977
Roper Industries, Inc.	96,944	4,437,127
Satcon Technology Corp. (a)(d)	5,988	10,120

	Shares	Value
Spire Corp. (a)	200	$ 696
Sunpower Corp.:
Class A (a)(d)	52,230	1,813,948
Class B (a)	40,044	1,041,945
Technology Research Corp.	3,139	5,430
Thomas & Betts Corp. (a)	60,665	1,152,028
Ultralife Corp. (a)(d)	14,770	150,654
Universal Security Instruments, Inc. (a)	4,000	10,040
UQM Technologies, Inc. (a)	9,558	11,565
Valence Technology, Inc. (a)(d)	60,894	119,961
Vicor Corp.	24,837	143,806
Woodward Governor Co.	60,000	1,274,400
		37,023,765
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	64,489	1,369,101
McDermott International, Inc. (a)	245,847	2,397,008
Otter Tail Corp.	34,711	652,220
Raven Industries, Inc.	17,290	441,760
Seaboard Corp.	345	310,845
Standex International Corp.	18,917	398,770
Tredegar Corp.	32,239	506,797
United Capital Corp. (a)	2,068	40,905
		6,117,406
Machinery - 2.8%
3D Systems Corp. (a)(d)	19,147	138,816
Actuant Corp. Class A	61,101	1,096,152
AGCO Corp. (a)	101,000	2,486,620
Alamo Group, Inc.	9,165	115,387
Albany International Corp. Class A	28,158	433,070
Altra Holdings, Inc. (a)	31,400	241,780
American Railcar Industries, Inc. (d)	10,875	93,525
Ampco-Pittsburgh Corp.	11,263	187,529
Astec Industries, Inc. (a)	16,319	493,650
Badger Meter, Inc.	15,000	470,550
Baldwin Technology Co., Inc. Class A (a)	3,555	6,577
Barnes Group, Inc.	73,304	981,541
Basin Water, Inc. (a)(d)	20,625	16,500
Blount International, Inc. (a)	43,706	395,539
Briggs & Stratton Corp.	58,375	821,920
Bucyrus International, Inc. Class A	79,838	1,559,236
Cascade Corp.	10,800	291,816
Chart Industries, Inc. (a)	28,453	272,011
CIRCOR International, Inc.	22,000	480,260
CLARCOR, Inc.	54,800	1,759,628
Colfax Corp.	35,116	335,709
Columbus McKinnon Corp. (NY Shares) (a)	17,143	200,916
Commercial Vehicle Group, Inc. (a)	23,576	26,405
Crane Co.	55,730	825,919
Donaldson Co., Inc.	73,813	2,525,881
Dynamic Materials Corp.	11,531	183,343
Eastern Co.	7,453	68,940
Energy Recovery, Inc. (d)	12,743	89,328
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
EnPro Industries, Inc. (a)	20,407	$ 380,999
ESCO Technologies, Inc. (a)(d)	26,210	801,502
Federal Signal Corp.	53,998	379,066
Flanders Corp. (a)	10,793	59,685
Flow International Corp. (a)	49,040	106,907
Force Protection, Inc. (a)	103,426	411,635
FreightCar America, Inc.	14,535	315,991
Gardner Denver, Inc. (a)	57,020	1,411,245
Gorman-Rupp Co.	18,366	506,902
Graco, Inc.	68,251	1,464,666
Graham Corp.	10,094	91,855
Greenbrier Companies, Inc.	15,064	114,034
Hardinge, Inc.	9,527	37,346
Harsco Corp.	90,660	2,280,099
Hirsch International Corp. Class A (a)	2,100	588
Hurco Companies, Inc. (a)	6,978	117,021
IDEX Corp.	97,000	2,231,000
John Bean Technologies Corp.	28,098	245,296
Joy Global, Inc.	120,000	2,794,800
K-Tron International, Inc. (a)	3,234	232,686
Kadant, Inc. (a)	23,543	352,674
Kaydon Corp.	27,179	838,472
Kennametal, Inc.	79,358	1,483,995
Key Technology, Inc. (a)	5,197	81,853
L.B. Foster Co. Class A (a)	12,118	386,201
Lincoln Electric Holdings, Inc.	44,044	2,012,370
Lindsay Corp. (d)	11,015	428,594
Lydall, Inc. (a)	19,210	101,429
Met-Pro Corp.	23,574	277,466
MFRI, Inc. (a)	7,618	40,452
Middleby Corp. (a)(d)	19,167	620,436
Miller Industries, Inc. (a)	8,914	57,941
Mueller Industries, Inc.	44,323	1,032,726
Mueller Water Products, Inc. Class B (d)	138,187	819,449
NACCO Industries, Inc. Class A	7,254	264,771
Navistar International Corp. (a)	68,522	1,497,206
NN, Inc.	18,519	25,927
Nordson Corp.	33,949	1,101,645
Omega Flex, Inc.	3,426	85,650
Oshkosh Co.	80,538	563,766
Paragon Technologies, Inc. (a)	1,565	4,617
Pentair, Inc.	105,000	2,610,300
PMFG, Inc. (a)(d)	13,162	106,612
Portec Rail Products, Inc.	5,406	29,246
RBC Bearings, Inc. (a)	22,455	510,178
Robbins & Myers, Inc.	30,000	675,000
Sauer-Danfoss, Inc.	10,641	86,086
SPX Corp.	57,224	2,135,600
Sun Hydraulics Corp.	15,960	242,911
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	210,006

	Shares	Value
Tennant Co.	17,405	$ 419,286
Terex Corp. (a)	104,000	1,483,040
The L.S. Starrett Co. Class A	5,190	80,186
Thermadyne Holdings Corp. (a)	12,828	83,382
Timken Co.	82,569	1,198,076
Titan International, Inc. (d)	34,263	326,869
Titan Machinery, Inc.	13,509	157,920
Toro Co. (d)	42,313	1,203,382
TriMas Corp. (a)	13,518	23,792
Trinity Industries, Inc. (d)	86,974	1,293,303
TurboChef Technologies, Inc. (a)(d)	22,172	83,810
Twin Disc, Inc.	12,210	81,074
Valmont Industries, Inc.	19,182	1,060,765
Wabash National Corp.	46,716	230,310
Wabtec Corp.	51,303	1,979,783
Watts Water Technologies, Inc. Class A	31,936	718,560
Xerium Technologies, Inc.	21,467	25,546
		59,714,534
Marine - 0.2%
Alexander & Baldwin, Inc.	42,475	1,097,979
American Commercial Lines, Inc. (a)	48,129	215,137
Eagle Bulk Shipping, Inc.	53,729	232,647
Excel Maritime Carriers Ltd.	46,702	266,668
Genco Shipping & Trading Ltd. (d)	36,680	334,155
Horizon Lines, Inc. Class A	32,349	129,396
International Shipholding Corp.	4,464	98,208
Kirby Corp. (a)	58,483	1,487,223
OceanFreight, Inc.	19,019	65,616
TBS International Ltd. Class A (a)(d)	13,512	63,506
		3,990,535
Professional Services - 1.2%
Administaff, Inc.	23,121	394,907
Advisory Board Co. (a)	22,949	574,872
Barrett Business Services, Inc.	6,200	65,844
CBIZ, Inc. (a)	60,148	482,988
CDI Corp.	21,666	221,643
Competitive Technologies, Inc. (a)	3,836	4,220
Comsys IT Partners, Inc. (a)	21,618	68,961
Corporate Executive Board Co.	43,319	998,936
CoStar Group, Inc. (a)	24,162	788,164
CRA International, Inc. (a)	12,297	356,859
Diamond Management & Technology Consultants, Inc.	25,988	115,387
Duff & Phelps Corp. Class A (a)	17,945	206,368
Dun & Bradstreet Corp.	61,735	4,938,800
Exponent, Inc. (a)	15,355	468,635
First Advantage Corp. Class A (a)	15,252	191,718
FTI Consulting, Inc. (a)	54,000	2,961,360
GP Strategies Corp. (a)	14,690	67,280
Heidrick & Struggles International, Inc.	21,525	445,568
Hill International, Inc. (a)	31,475	173,113
Hudson Highland Group, Inc. (a)	28,033	88,024
Huron Consulting Group, Inc. (a)	20,333	1,059,349
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	9,874	$ 193,530
Kelly Services, Inc. Class A (non-vtg.)	39,594	461,270
Kforce, Inc. (a)	42,225	287,130
Korn/Ferry International (a)	50,788	625,200
LECG Corp. (a)	28,005	147,306
Manpower, Inc.	84,751	2,667,961
MPS Group, Inc. (a)	95,492	632,157
Navigant Consulting, Inc. (a)	52,986	1,001,965
Odyssey Marine Exploration, Inc. (a)(d)	69,200	227,668
On Assignment, Inc. (a)	54,114	311,156
RCM Technologies, Inc. (a)	14,333	13,186
Resources Connection, Inc. (a)	56,300	974,553
School Specialty, Inc. (a)	19,272	308,737
Spherion Corp. (a)	59,543	133,972
Spherix, Inc. (a)	5,297	2,622
TrueBlue, Inc. (a)	41,139	304,840
UTEK Corp. (a)(d)	10,333	95,064
Volt Information Sciences, Inc. (a)	18,549	112,778
VSE Corp. (d)	2,868	95,676
Watson Wyatt Worldwide, Inc. Class A	45,000	1,814,400
Westaff, Inc. (a)	6,445	2,320
		25,086,487
Road & Rail - 0.7%
AMERCO (a)(d)	7,255	268,798
Arkansas Best Corp.	21,525	571,489
Avis Budget Group, Inc. (a)	133,756	101,655
Celadon Group, Inc. (a)	27,289	210,398
Con-way, Inc.	48,331	1,351,818
Covenant Transport Group, Inc. Class A (a)	4,491	6,737
Dollar Thrifty Automotive Group, Inc. (a)(d)	20,712	25,683
Frozen Food Express Industries, Inc.	4,026	22,948
Genesee & Wyoming, Inc. Class A (a)	38,427	1,167,412
Heartland Express, Inc.	66,575	1,027,918
Hertz Global Holdings, Inc. (a)	146,332	510,699
J.B. Hunt Transport Services, Inc.	118,000	3,163,580
Kansas City Southern (a)	100,000	2,192,000
Knight Transportation, Inc.	56,808	895,294
Landstar System, Inc.	53,189	1,709,494
Marten Transport Ltd. (a)	18,360	346,086
Old Dominion Freight Lines, Inc. (a)	34,916	831,001
P.A.M. Transportation Services, Inc. (a)	12,026	60,130
Patriot Transportation Holding, Inc. (a)	534	36,953
Quality Distribution, Inc. (a)	6,526	12,595
Saia, Inc. (a)	23,699	211,158
Universal Truckload Services, Inc. (a)	5,000	90,200
USA Truck, Inc. (a)	9,594	128,080
Werner Enterprises, Inc.	55,000	955,900
YRC Worldwide, Inc. (a)(d)	61,226	243,679
		16,141,705

	Shares	Value
Trading Companies & Distributors - 0.5%
Aceto Corp.	25,271	$ 223,396
Aircastle Ltd. (d)	60,060	326,726
Applied Industrial Technologies, Inc.	42,000	800,520
Beacon Roofing Supply, Inc. (a)(d)	57,192	676,009
BlueLinx Corp.	14,464	31,387
DXP Enterprises, Inc. (a)	10,192	134,636
Empire Resources, Inc.	3,903	6,245
GATX Corp.	45,894	1,291,916
H&E Equipment Services, Inc. (a)(d)	22,445	151,055
Houston Wire & Cable Co.	23,346	181,632
Huttig Building Products, Inc. (a)	6,924	4,847
Interline Brands, Inc. (a)	45,062	416,373
Kaman Corp.	29,288	690,025
Lawson Products, Inc.	2,516	57,440
MSC Industrial Direct Co., Inc. Class A	50,825	1,759,053
RSC Holdings, Inc. (a)(d)	51,463	418,909
Rush Enterprises, Inc. Class A (a)	37,813	331,998
TAL International Group, Inc.	21,941	247,714
Textainer Group Holdings Ltd.	17,000	172,210
United Rentals, Inc.	51,570	416,170
Watsco, Inc. (d)	25,090	987,041
WESCO International, Inc. (a)	46,762	691,610
Willis Lease Finance Corp. (a)	2,246	19,922
		10,036,834
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	62,339
Macquarie Infrastructure Co. LLC	54,411	253,555
Quixote Corp.	10,799	59,395
		375,289
TOTAL INDUSTRIALS		272,774,028
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.4%
3Com Corp. (a)	444,953	894,356
Acme Packet, Inc. (a)	38,829	151,433
ADC Telecommunications, Inc. (a)(d)	136,434	970,046
Adtran, Inc.	71,076	1,009,279
Airspan Networks, Inc. (a)	55,386	8,862
Airvana, Inc. (a)(d)	28,000	132,160
Alliance Fiber Optic Products, Inc. (a)	23,499	15,979
AltiGen Communications, Inc. (a)	1,965	1,376
Anaren, Inc. (a)	22,340	239,708
Arris Group, Inc. (a)	149,655	1,076,019
Aruba Networks, Inc. (a)(d)	29,767	70,548
Avanex Corp. (a)	13,281	15,140
Avocent Corp. (a)	53,935	1,014,517
Aware, Inc. (a)	10,854	19,429
Bel Fuse, Inc. Class B (non-vtg.)	16,174	315,231
BigBand Networks, Inc. (a)	58,244	212,008
Black Box Corp.	18,367	449,624
Blue Coat Systems, Inc. (a)	39,590	351,955
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bookham, Inc. (a)	57,200	$ 26,026
Brocade Communications Systems, Inc. (a)	404,690	1,303,102
Comarco, Inc. (a)	2,807	3,088
CommScope, Inc. (a)	70,035	790,695
Communications Systems, Inc.	2,049	16,945
Comtech Telecommunications Corp. (a)	25,194	1,194,951
DG FastChannel, Inc. (a)(d)	22,418	375,502
Digi International, Inc. (a)	32,262	297,456
Ditech Networks, Inc. (a)	24,840	23,598
EchoStar Holding Corp. Class A (a)	50,963	869,938
EMS Technologies, Inc. (a)	19,139	463,355
Emulex Corp. (a)	83,779	597,344
Endwave Corp. (a)	18,064	55,095
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	344,600
F5 Networks, Inc. (a)	88,937	2,214,531
Finisar Corp. (a)	444,159	195,430
Foundry Networks, Inc. (a)	138,019	2,137,914
Globecomm Systems, Inc. (a)	28,319	146,976
Harmonic, Inc. (a)	106,028	546,044
Harris Stratex Networks, Inc. Class A (a)	25,381	126,651
Hughes Communications, Inc. (a)	8,804	154,070
Infinera Corp. (a)(d)	108,795	1,061,839
InterDigital, Inc. (a)	52,009	1,379,279
ISCO International, Inc. (a)	19,929	933
Ixia (a)	47,514	291,736
JDS Uniphase Corp. (a)	60	163
KVH Industries, Inc. (a)	19,517	87,436
Lantronix, Inc. (a)	17,964	9,880
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	14
Loral Space & Communications Ltd. (a)	12,027	101,628
MRV Communications, Inc. (a)	91,561	55,852
NETGEAR, Inc. (a)	47,322	572,596
Network Engines, Inc. (a)	9,093	3,364
Network Equipment Technologies, Inc. (a)	26,253	89,785
Neutral Tandem, Inc.	26,544	390,462
Nextwave Wireless, Inc. (a)(d)	87,587	10,510
NMS Communications Corp. (a)	36,033	3,063
NumereX Corp. Class A (a)	4,959	16,315
Occam Networks, Inc. (a)	8,924	20,347
Oplink Communications, Inc. (a)	24,767	186,991
Opnext, Inc. (a)	21,452	44,406
Optelecom Nkf, Inc. (a)	1,053	5,423
Optical Cable Corp. (a)	1,228	3,451
ORBCOMM, Inc. (a)(d)	46,095	85,276
Parkervision, Inc. (a)(d)	28,207	104,366
PC-Tel, Inc.	22,837	137,935
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	0
Performance Technologies, Inc. (a)	4,304	14,375

	Shares	Value
Plantronics, Inc.	52,208	$ 663,564
Polycom, Inc. (a)	95,000	1,788,850
Powerwave Technologies, Inc. (a)	140,885	67,625
Proxim Wireless Corp. (a)	2,250	360
Riverbed Technology, Inc. (a)	58,701	551,202
SCM Microsystems, Inc. (a)	4,117	5,434
SeaChange International, Inc. (a)	31,672	250,842
ShoreTel, Inc. (a)	27,518	121,630
Sonus Networks, Inc. (a)(d)	272,135	421,809
Starent Networks Corp. (a)	28,090	279,496
Sycamore Networks, Inc. (a)	238,685	732,763
Symmetricom, Inc. (a)	61,266	256,092
Tekelec (a)	62,915	770,709
Telular Corp. (a)	14,093	19,871
Tollgrade Communications, Inc. (a)	15,734	76,310
UTStarcom, Inc. (a)	98,847	187,809
Veramark Technologies, Inc. (a)	1,700	510
ViaSat, Inc. (a)	36,243	776,687
Wegener Corp. (a)	11,602	4,293
Westell Technologies, Inc. Class A (a)	93,476	26,070
		30,510,332
Computers & Peripherals - 0.8%
ActivIdentity Corp. (a)	30,377	54,071
Adaptec, Inc. (a)	145,519	408,908
Avid Technology, Inc. (a)	47,014	588,615
Concurrent Computer Corp. (a)	7,911	25,711
CopyTele, Inc. (a)	16,655	5,663
Cray, Inc. (a)	29,711	55,857
Data Domain, Inc. (a)(d)	37,761	613,616
Datalink Corp. (a)	2,058	5,989
Dataram Corp.	3,649	4,379
Diebold, Inc.	69,452	1,944,656
Dot Hill Systems Corp. (a)	30,475	27,428
Electronics for Imaging, Inc. (a)	63,518	620,571
En Pointe Technologies, Inc. (a)	2,994	1,826
Hauppauge Digital, Inc. (a)	4,117	3,623
Hutchinson Technology, Inc. (a)	27,474	76,927
Hypercom Corp. (a)(d)	60,574	47,853
iGO, Inc. (a)	18,109	18,290
Imation Corp.	31,408	417,098
Immersion Corp. (a)(d)	32,589	126,119
InFocus Corp. (a)	16,952	9,154
Intermec, Inc. (a)	54,534	724,212
Interphase Corp. (a)	2,203	5,485
Intevac, Inc. (a)	25,932	128,104
Isilon Systems, Inc. (a)(d)	51,704	168,555
LaserCard Corp. (a)	11,480	43,624
NCR Corp. (a)	174,126	2,643,233
Novatel Wireless, Inc. (a)	33,008	126,421
Overland Storage, Inc. (a)	6,049	3,085
Palm, Inc. (d)	122,952	293,855
Presstek, Inc. (a)(d)	39,299	96,283
Qualstar Corp.	2,735	5,990
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Quantum Corp. (a)	267,685	$ 32,122
Rackable Systems, Inc. (a)(d)	33,538	133,817
Rimage Corp. (a)	17,322	244,587
Seagate Technology	520,050	2,189,411
Silicon Graphics, Inc. (a)	8,036	21,697
STEC, Inc. (a)(d)	38,975	212,414
Stratasys, Inc. (a)	23,546	262,773
Super Micro Computer, Inc. (a)	44,834	233,585
Synaptics, Inc. (a)(d)	36,630	804,761
Transact Technologies, Inc. (a)	9,830	52,984
ViewCast.com, Inc. (a)	10,386	3,531
Western Digital Corp. (a)	234,076	2,855,727
		16,342,610
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)(d)	28,810	82,397
Advanced Photonix, Inc. Class A (a)(d)	11,134	8,239
Agilysys, Inc. (d)	29,348	111,229
American Technology Corp. (a)	2,713	1,085
Anixter International, Inc. (a)(d)	31,304	857,730
Arrow Electronics, Inc. (a)	126,229	1,741,960
Avnet, Inc. (a)	156,673	2,231,024
AVX Corp.	70,116	612,814
Axcess, Inc. (a)	6,529	2,612
Benchmark Electronics, Inc. (a)	70,653	895,880
Brightpoint, Inc. (a)	74,889	308,543
CalAmp Corp. (a)	25,303	16,449
Checkpoint Systems, Inc. (a)	46,934	542,557
Clearfield, Inc. (a)	3,836	2,877
Cogent, Inc. (a)	46,583	626,076
Cognex Corp.	45,672	622,509
Coherent, Inc. (a)	25,998	647,090
Comverge, Inc. (a)(d)	21,737	88,252
CPI International, Inc. (a)	8,558	79,932
CTS Corp.	44,375	245,394
Daktronics, Inc. (d)	55,000	501,050
DDi Corp. (a)	20,393	70,560
Digital Ally, Inc. (a)(d)	16,594	64,385
Dolby Laboratories, Inc. Class A (a)	56,053	1,671,500
DTS, Inc. (a)	18,680	309,528
Echelon Corp. (a)(d)	36,963	236,194
Electro Rent Corp.	28,950	319,319
Electro Scientific Industries, Inc. (a)	32,818	223,491
Entorian Technologies, Inc. (a)	7,258	1,887
FARO Technologies, Inc. (a)(d)	27,041	389,120
FLIR Systems, Inc. (a)	153,034	4,747,115
Frequency Electronics, Inc.	1,170	2,960
Gerber Scientific, Inc. (a)	34,143	81,943
Giga-Tronics, Inc. (a)	4,585	3,438
GTSI Corp. (a)	3,743	19,688
I. D. Systems Inc. (a)(d)	11,645	50,656

	Shares	Value
Ingram Micro, Inc. Class A (a)	147,814	$ 1,591,957
InPlay Technologies, Inc. (a)	4,023	563
Insight Enterprises, Inc. (a)	52,859	215,136
Intelli-Check, Inc. (a)	1,429	2,744
IPG Photonics Corp. (a)(d)	28,222	383,537
Iteris, Inc. (a)	4,304	6,456
Itron, Inc. (a)(d)	36,782	1,742,731
Jaco Electronics, Inc. (a)	3,836	2,532
Keithley Instruments, Inc.	19,213	42,845
KEMET Corp. (a)	91,290	38,342
L-1 Identity Solutions, Inc. (a)(d)	87,196	509,225
LeCroy Corp. (a)	12,897	45,011
LightPath Technologies, Inc. Class A (a)	1,150	736
Littelfuse, Inc. (a)	27,357	411,449
LoJack Corp. (a)	17,896	70,689
Lumera Corp. (a)(d)	13,075	3,923
Mace Security International, Inc. (a)	8,918	7,402
Maxwell Technologies, Inc. (a)(d)	22,337	109,005
MDI, Inc. (a)	7,859	1,258
Measurement Specialties, Inc. (a)	15,913	93,409
Mercury Computer Systems, Inc. (a)	28,979	79,402
Merix Corp. (a)	15,740	5,509
Mesa Laboratories, Inc.	4,207	77,830
Methode Electronics, Inc. Class A	45,732	386,893
Mettler-Toledo International, Inc. (a)	38,131	3,136,275
Micronetics, Inc. (a)	3,743	11,603
MTS Systems Corp.	18,579	483,240
Multi-Fineline Electronix, Inc. (a)	6,965	72,715
Napco Security Systems, Inc. (a)	17,472	24,985
National Instruments Corp.	59,037	1,423,382
NetList, Inc. (a)	15,000	5,550
Newport Corp. (a)	44,542	258,789
NU Horizons Electronics Corp. (a)	14,521	19,894
OSI Systems, Inc. (a)	20,267	281,306
Par Technology Corp. (a)	6,450	21,285
Park Electrochemical Corp.	22,343	397,259
PC Connection, Inc. (a)	13,930	71,461
PC Mall, Inc. (a)	3,555	13,082
Perceptron, Inc. (a)	2,600	7,098
Planar Systems, Inc. (a)	18,106	15,028
Plexus Corp. (a)	45,355	756,521
RadiSys Corp. (a)(d)	24,357	146,142
RAE Systems, Inc. (a)	46,052	42,368
Research Frontiers, Inc. (a)(d)	22,011	43,362
RF Industries Ltd.	2,339	9,286
RF Monolithics, Inc. (a)	3,462	935
Richardson Electronics Ltd.	33,307	101,919
Rofin-Sinar Technologies, Inc. (a)(d)	34,967	830,117
Rogers Corp. (a)	18,502	521,756
Sanmina-SCI Corp. (a)	555,153	355,298
ScanSource, Inc. (a)	34,240	582,422
Sigmatron International, Inc. (a)	762	2,141
SMART Modular Technologies (WWH), Inc. (a)	33,557	30,201
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Spectrum Control, Inc. (a)	14,200	$ 59,214
StockerYale, Inc. (a)	2,400	502
SYNNEX Corp. (a)(d)	18,111	189,441
Tech Data Corp. (a)	62,236	1,085,396
Technitrol, Inc.	64,084	224,294
Tessco Technologies, Inc. (a)	4,000	42,080
Trimble Navigation Ltd. (a)	129,931	2,645,395
TTM Technologies, Inc. (a)	59,591	304,510
Universal Display Corp. (a)(d)	52,827	385,109
Vicon Industries, Inc. (a)	18,575	78,944
Vishay Intertechnology, Inc. (a)	203,362	886,658
X-Rite, Inc. (a)(d)	41,424	99,003
Zones, Inc. (a)	3,275	20,141
Zygo Corp. (a)	17,642	116,614
		40,048,788
Internet Software & Services - 0.9%
Answers Corp. (a)(d)	6,496	37,157
Ariba, Inc. (a)	93,028	748,875
Art Technology Group, Inc. (a)	135,173	259,532
Autobytel, Inc. (a)	47,104	28,262
Bankrate, Inc. (a)(d)	20,760	570,277
Chordiant Software, Inc. (a)	23,568	64,812
Communication Intelligence Corp. (a)	7,900	711
comScore, Inc. (a)	16,228	151,245
Constant Contact, Inc. (a)	18,299	255,271
DealerTrack Holdings, Inc. (a)	47,229	559,664
Dice Holdings, Inc. (a)	26,816	85,543
Digital River, Inc. (a)	38,827	820,415
DivX, Inc. (a)(d)	39,119	188,554
EarthLink, Inc. (a)	111,671	743,729
EasyLink Services International Corp. (a)	3,400	5,712
EDGAR Online, Inc. (a)	3,836	4,526
Equinix, Inc. (a)(d)	34,666	1,574,183
Goldleaf Financial Solutions, Inc. (a)	12,407	9,802
GSI Commerce, Inc. (a)(d)	18,751	149,258
I-Many, Inc. (a)	9,263	1,482
IAC/InterActiveCorp (a)	98,000	1,449,420
iMergent, Inc.	8,356	51,389
InfoSpace, Inc.	47,502	370,991
Innodata Isogen, Inc. (a)	7,485	13,248
InsWeb Corp. (a)	283	569
Internap Network Services Corp. (a)(d)	52,295	143,288
Internet America, Inc. (a)	6,082	791
Internet Brands, Inc. Class A	10,000	62,700
Internet Capital Group, Inc. (a)	40,804	150,159
Interwoven, Inc. (a)	49,092	638,687
iPass, Inc. (a)(d)	58,644	85,620
j2 Global Communications, Inc. (a)	49,083	958,100
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	31,939	8,624
Keynote Systems, Inc. (a)	23,393	178,255

	Shares	Value
Limelight Networks, Inc. (a)(d)	37,810	$ 102,465
Liquidity Services, Inc. (a)	19,229	141,525
LivePerson, Inc. (a)	43,962	64,624
LoopNet, Inc. (a)	30,820	197,864
Marchex, Inc. Class B	49,302	275,105
MIVA, Inc. (a)	33,689	9,096
ModusLink Global Solutions, Inc. (a)	64,659	287,086
Move, Inc. (a)	151,118	179,830
NaviSite, Inc. (a)	8,077	4,039
NIC, Inc.	50,395	233,329
Omniture, Inc. (a)(d)	84,121	836,163
On2.Com, Inc. (a)(d)	162,348	38,964
Onstream Media Corp. (a)	1,100	330
Onvia.com, Inc. (a)(d)	1,133	4,079
Openwave Systems, Inc. (a)	93,277	50,370
Perficient, Inc. (a)	33,787	103,050
PlanetOut, Inc. (a)	1,261	679
RealNetworks, Inc. (a)	101,380	385,244
S1 Corp. (a)	55,793	417,332
Saba Software, Inc. (a)	24,380	29,500
SAVVIS, Inc. (a)(d)	41,251	324,645
Selectica, Inc. (a)	7,017	6,315
SonicWALL, Inc. (a)	65,928	258,438
Supportsoft, Inc. (a)	35,140	70,631
Switch & Data Facilities Co., Inc. (a)	22,752	118,538
TechTarget, Inc. (a)	6,000	27,480
Terremark Worldwide, Inc. (a)	39,407	143,047
The Knot, Inc. (a)	43,086	324,007
TheStreet.com, Inc.	23,106	78,329
Travelzoo, Inc. (a)(d)	7,829	55,742
United Online, Inc.	87,076	577,314
US Dataworks, Inc. (a)	4,512	677
ValueClick, Inc. (a)	100,769	621,745
Vignette Corp. (a)	39,841	346,617
VistaPrint Ltd. (a)	40,002	654,033
Vocus, Inc. (a)	16,061	291,828
Web.com, Inc. (a)	31,630	80,024
WebMD Health Corp. Class A (a)(d)	9,120	174,922
Websense, Inc. (a)	49,688	803,455
Zix Corp. (a)(d)	83,740	124,773
		18,814,085
IT Services - 3.8%
Accenture Ltd. Class A (d)	610,285	18,906,629
Acxiom Corp.	74,946	562,844
Alliance Data Systems Corp. (a)(d)	80,000	3,464,800
Analysts International Corp. (a)	9,684	5,520
Broadridge Financial Solutions, Inc.	150,000	1,710,000
CACI International, Inc. Class A (a)	32,000	1,421,120
Cass Information Systems, Inc.	8,516	302,318
Ciber, Inc. (a)	62,222	266,932
Computer Task Group, Inc. (a)	11,529	49,344
CSG Systems International, Inc. (a)	42,838	721,392
CSP, Inc. (a)	3,555	10,096
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CyberSource Corp. (a)(d)	78,736	$ 730,670
DST Systems, Inc. (a)(d)	44,937	1,699,068
Edgewater Technology, Inc. (a)	4,972	10,193
eLoyalty Corp. (a)	4,735	10,654
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	57,905	493,930
ExlService Holdings, Inc. (a)	14,112	100,195
Forrester Research, Inc. (a)	20,849	477,859
Gartner, Inc. Class A (a)(d)	67,013	1,029,320
Genpact Ltd. (a)	54,500	432,185
Gevity HR, Inc.	18,970	30,162
Global Cash Access Holdings, Inc. (a)	43,141	133,306
Global Payments, Inc.	83,813	3,031,516
Hackett Group, Inc. (a)	44,735	133,310
Heartland Payment Systems, Inc. (d)	39,418	677,201
Hewitt Associates, Inc. Class A (a)	96,116	2,746,995
iGate Corp. (a)	37,687	229,891
infoGROUP, Inc.	35,867	140,957
Integral Systems, Inc. (a)	27,146	651,504
INX, Inc. (a)	7,038	34,908
Lender Processing Services, Inc.	99,759	2,200,684
Lionbridge Technologies, Inc. (a)	91,247	88,510
ManTech International Corp. Class A (a)	21,000	1,142,820
Mastech Holdings, Inc. (a)	2,512	4,421
Maximus, Inc.	21,263	667,658
Metavante Holding Co. (a)	111,323	1,922,548
MoneyGram International, Inc.	85,260	87,818
NCI, Inc. Class A (a)	14,000	402,920
NeuStar, Inc. Class A (a)	86,958	1,665,246
New Century Equity Holdings Corp. (a)	5,500	715
Newtek Business Services, Inc. (a)	5,503	1,332
Online Resources Corp. (a)	30,274	96,271
Perot Systems Corp. Class A (a)	95,706	1,194,411
PFSweb, Inc. (a)	2,844	2,275
Rainmaker Systems, Inc. (a)	15,480	11,920
RightNow Technologies, Inc. (a)	25,654	206,771
Safeguard Scientifics, Inc. (a)	102,664	71,865
SAIC, Inc. (a)	194,000	3,453,200
Sapient Corp. (a)	82,546	325,231
SI International, Inc. (a)	17,883	546,147
SM&A (a)	4,117	22,396
SRA International, Inc. Class A (a)	44,434	667,399
StarTek, Inc. (a)	4,563	10,495
Storage Engine, Inc. (a)	500	0
Syntel, Inc. (d)	13,822	332,004
Technology Solutions Co. (a)	479	599
TechTeam Global, Inc. (a)	6,114	26,535
Teletech Holdings, Inc. (a)	42,497	374,824
The Management Network Group, Inc. (a)	14,649	9,815
TNS, Inc. (a)	28,549	244,094

	Shares	Value
TSR, Inc.	4,079	$ 7,669
VeriFone Holdings, Inc. (a)	74,060	304,387
Virtusa Corp. (a)	13,000	64,480
Visa, Inc.	490,218	25,765,858
WidePoint Corp. (a)	5,600	1,232
WPCS International, Inc. (a)	8,000	17,120
Wright Express Corp. (a)	45,634	519,315
		82,675,804
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	74,033	1,566,538
Semiconductors & Semiconductor Equipment - 2.1%
Actel Corp. (a)	31,263	289,495
Advanced Analogic Technologies, Inc. (a)	48,433	121,567
Advanced Energy Industries, Inc. (a)	32,839	255,487
AEHR Test Systems (a)	9,000	19,710
Aetrium, Inc. (a)	100	214
Amkor Technology, Inc. (a)	104,774	230,503
Amtech Systems, Inc. (a)	4,491	15,584
ANADIGICS, Inc. (a)(d)	56,555	70,128
Applied Micro Circuits Corp. (a)	83,431	308,695
Asyst Technologies, Inc. (a)	69,950	30,778
Atheros Communications, Inc. (a)	63,683	929,772
Atmel Corp. (a)	482,266	1,350,345
ATMI, Inc. (a)	37,614	448,359
AuthenTec, Inc. (a)(d)	20,883	33,413
Axcelis Technologies, Inc. (a)	97,665	57,622
AXT, Inc. (a)	32,208	36,717
Brooks Automation, Inc. (a)	68,568	264,672
Cabot Microelectronics Corp. (a)(d)	25,144	622,817
California Micro Devices Corp. (a)	27,193	47,316
Cavium Networks, Inc. (a)(d)	43,487	471,834
Ceva, Inc. (a)	31,474	232,593
Cirrus Logic, Inc. (a)	75,191	317,306
Cohu, Inc.	26,971	302,075
Conexant Systems, Inc. (a)	70,115	71,517
Cree, Inc. (a)	84,648	1,344,210
Cymer, Inc. (a)	33,055	776,462
Cypress Semiconductor Corp. (a)	157,198	586,349
Diodes, Inc. (a)(d)	33,101	154,582
DSP Group, Inc. (a)	40,671	232,638
Electroglas, Inc. (a)	6,456	4,196
EMCORE Corp. (a)(d)	63,786	125,021
Entegris, Inc. (a)	156,901	218,092
Entropic Communications, Inc.	12,900	12,900
Exar Corp. (a)(d)	65,969	444,631
Fairchild Semiconductor International, Inc. (a)	136,814	545,888
FEI Co. (a)	44,237	898,896
FormFactor, Inc. (a)(d)	51,962	703,046
FSI International, Inc. (a)	31,373	15,310
Hi/fn, Inc. (a)	3,346	7,930
Hittite Microwave Corp. (a)	18,142	530,109
Ikanos Communications, Inc. (a)	35,716	42,145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Implant Sciences Corp. (a)	468	$ 131
Integrated Device Technology, Inc. (a)	177,700	918,709
Integrated Silicon Solution, Inc. (a)	27,319	50,267
International Rectifier Corp. (a)	78,782	920,962
Intersil Corp. Class A	133,541	1,209,881
IXYS Corp.	37,083	269,964
Kopin Corp. (a)	72,672	152,611
Kulicke & Soffa Industries, Inc. (a)	55,666	78,489
Lam Research Corp. (a)	133,300	2,692,660
Lattice Semiconductor Corp. (a)	185,120	281,382
Leadis Technology, Inc. (a)	36,160	17,718
Logic Devices, Inc. (a)	8,982	6,916
LTX-Credence Corp. (a)	107,108	39,630
Marvell Technology Group Ltd. (a)	512,180	2,970,644
Mattson Technology, Inc. (a)	59,441	106,994
Maxim Integrated Products, Inc.	362,329	4,482,010
Micrel, Inc.	61,893	458,008
Micro Component Technology, Inc. (a)	6,643	11
Microsemi Corp. (a)	71,934	1,401,994
Microtune, Inc. (a)	62,874	144,610
Mindspeed Technologies, Inc. (a)(d)	14,694	13,665
MIPS Technologies, Inc. (a)	61,059	82,430
MKS Instruments, Inc. (a)	48,188	689,570
Monolithic Power Systems, Inc. (a)	30,125	288,296
MoSys, Inc. (a)	21,647	51,736
Nanometrics, Inc. (a)	3,555	4,017
Netlogic Microsystems, Inc. (a)(d)	19,098	355,987
NVE Corp. (a)	3,977	91,829
Omnivision Technologies, Inc. (a)	68,871	413,226
ON Semiconductor Corp. (a)	431,450	1,259,834
PDF Solutions, Inc. (a)	29,912	60,422
Pericom Semiconductor Corp. (a)	43,926	237,640
Photronics, Inc. (a)	45,499	20,475
Pixelworks, Inc. (a)	8,415	8,078
PLX Technology, Inc. (a)	37,123	77,587
PMC-Sierra, Inc. (a)	241,680	969,137
Power Integrations, Inc.	32,097	587,375
QuickLogic Corp. (a)	5,545	3,327
Rambus, Inc. (a)(d)	114,025	1,175,598
Ramtron International Corp. (a)	4,828	8,159
RF Micro Devices, Inc. (a)	250,018	332,524
Rubicon Technology, Inc.	13,140	59,918
Rudolph Technologies, Inc. (a)	38,778	127,967
Semitool, Inc. (a)	27,663	103,183
Semtech Corp. (a)	73,322	830,005
Sigma Designs, Inc. (a)	25,616	238,997
Silicon Image, Inc. (a)	82,230	310,829
Silicon Laboratories, Inc. (a)(d)	49,225	1,031,756
Silicon Storage Technology, Inc. (a)	124,888	378,411
SiRF Technology Holdings, Inc. (a)	84,125	121,981
Skyworks Solutions, Inc. (a)	181,369	977,579

	Shares	Value
Spansion, Inc. Class A (a)	204,506	$ 51,127
SRS Labs, Inc. (a)	19,110	76,440
Standard Microsystems Corp. (a)	24,796	377,891
Supertex, Inc. (a)	11,908	248,282
Techwell, Inc. (a)	25,794	143,157
Tegal Corp. (a)	888	1,146
Tessera Technologies, Inc. (a)	54,034	993,145
Transmeta Corp. (a)	16,578	297,575
Transwitch Corp. (a)	179,990	55,797
Trident Microsystems, Inc. (a)	87,114	146,352
TriQuint Semiconductor, Inc. (a)	162,820	420,076
Ultra Clean Holdings, Inc. (a)	19,832	41,846
Ultratech, Inc. (a)	26,400	331,320
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	1,517,356
Veeco Instruments, Inc. (a)	35,310	209,388
Virage Logic Corp. (a)	6,362	21,567
Volterra Semiconductor Corp. (a)	28,282	211,549
White Electronic Designs Corp. (a)	5,571	20,111
Zilog, Inc. (a)	8,368	22,761
Zoran Corp. (a)	57,242	430,460
		45,903,399
Software - 2.7%
Access Integrated Technologies, Inc. Class A (a)	30,643	22,063
ACI Worldwide, Inc. (a)(d)	39,415	618,816
Activision Blizzard, Inc. (a)	668,698	7,823,767
Actuate Corp. (a)	69,217	182,041
Adept Technology, Inc. (a)	1,291	3,111
Advent Software, Inc. (a)(d)	24,913	555,560
American Software, Inc. Class A	22,733	92,523
Ansys, Inc. (a)	96,513	2,785,365
ArcSight, Inc.	23,305	128,178
Authentidate Holding Corp. (a)	8,307	2,907
Avatech Solutions, Inc. (a)	735	235
Bitstream, Inc. Class A (a)	3,682	15,243
Blackbaud, Inc.	51,045	638,063
Blackboard, Inc. (a)	28,981	713,802
Borland Software Corp. (a)	89,834	116,784
Bottomline Technologies, Inc. (a)	31,276	212,677
BSQUARE Corp. (a)	2,830	7,018
Cadence Design Systems, Inc. (a)	298,879	1,153,673
Callidus Software, Inc. (a)(d)	15,599	31,822
Catapult Communications Corp. (a)	20,366	110,180
CommVault Systems, Inc. (a)	44,051	451,523
Concur Technologies, Inc. (a)(d)	52,644	1,445,078
Convera Corp. Class A (a)(d)	32,212	14,495
Datawatch Corp. (a)	3,120	3,962
Deltek, Inc.	8,835	42,408
DemandTec, Inc. (a)	21,979	159,568
Double-Take Software, Inc. (a)	16,543	130,524
Dynamics Research Corp. (a)	2,901	17,609
ebix.com, Inc. (a)	7,962	206,415
Entrust, Inc. (a)(d)	55,731	78,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Epicor Software Corp. (a)(d)	66,918	$ 274,364
EPIQ Systems, Inc. (a)	39,988	649,405
Evans & Sutherland Computer Corp. (a)	4,929	1,479
Evolving Systems, Inc. (a)	3,885	3,458
FactSet Research Systems, Inc. (d)	48,000	1,920,000
Fair Isaac Corp.	53,352	754,397
FalconStor Software, Inc. (a)	35,338	102,480
Glu Mobile, Inc. (a)	12,704	3,176
GSE Systems, Inc. (a)(d)	1,893	10,128
Guardian Technologies International (a)	560	101
Guidance Software, Inc. (a)	15,000	50,850
i2 Technologies, Inc. (a)(d)	19,061	158,206
Informatica Corp. (a)	94,360	1,309,717
Interactive Intelligence, Inc. (a)(d)	11,678	87,001
Jack Henry & Associates, Inc.	90,154	1,659,735
JDA Software Group, Inc. (a)	31,778	418,834
Kenexa Corp. (a)	28,062	169,494
Lawson Software, Inc. (a)	138,784	544,033
Logility, Inc. (a)	7,206	28,103
Macrovision Solutions Corp. (a)	88,080	1,035,821
Magma Design Automation, Inc. (a)	41,993	74,748
Majesco Entertainment Co. (a)	18,551	10,018
Manhattan Associates, Inc. (a)	26,126	401,034
McAfee, Inc. (a)	164,416	4,986,737
Mentor Graphics Corp. (a)	96,611	655,023
MICROS Systems, Inc. (a)	90,000	1,498,500
MicroStrategy, Inc. Class A (a)	11,183	399,009
Midway Games, Inc. (a)(d)	19,693	7,483
Monotype Imaging Holdings, Inc. (a)	25,273	136,474
MSC.Software Corp. (a)	49,187	368,903
NetScout Systems, Inc. (a)	30,257	240,543
NetSol Technologies, Inc. (a)	880	607
NetSuite, Inc. (d)	22,097	191,581
Nuance Communications, Inc. (a)(d)	191,787	1,760,605
OpenTV Corp. Class A (a)(d)	89,696	104,047
Opnet Technologies, Inc. (a)	18,393	203,059
Parametric Technology Corp. (a)	119,770	1,384,541
Peerless Systems Corp. (a)	6,456	12,525
Pegasystems, Inc.	16,702	197,919
Pervasive Software, Inc. (a)	3,743	14,411
Phoenix Technologies Ltd. (a)	29,298	97,855
Plato Learning, Inc. (a)	26,002	27,302
Progress Software Corp. (a)	48,889	1,040,358
PROS Holdings, Inc. (a)	20,929	100,878
QAD, Inc.	13,833	56,300
Quality Systems, Inc. (d)	20,664	621,366
Quest Software, Inc. (a)	73,487	981,051
Radiant Systems, Inc. (a)	41,420	202,958
Red Hat, Inc. (a)	200,689	1,856,373
Renaissance Learning, Inc.	9,747	92,597
Salary.com, Inc. (a)	11,000	26,070

	Shares	Value
Scientific Learning Corp. (a)	3,264	$ 7,768
Simulations Plus, Inc. (a)	24,000	24,240
Smith Micro Software, Inc. (a)(d)	42,258	215,938
Soapstone Networks, Inc. (a)	20,518	45,140
Solera Holdings, Inc. (a)	76,176	1,490,764
Sonic Foundry, Inc. (a)	10,711	6,212
Sonic Solutions, Inc.	36,717	46,998
Sourcefire, Inc. (a)	11,817	68,302
SourceForge, Inc. (a)	41,920	28,086
SPSS, Inc. (a)	19,956	487,725
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (d)	39,424	244,429
SumTotal Systems, Inc. (a)	25,611	74,016
Sybase, Inc. (a)	82,617	2,035,683
Symyx Technologies, Inc. (a)	49,606	199,416
Synchronoss Technologies, Inc. (a)(d)	17,924	125,826
Synopsys, Inc. (a)	155,000	2,484,650
Take-Two Interactive Software, Inc.	83,183	1,010,673
Taleo Corp. Class A (a)	24,632	159,123
TeleCommunication Systems, Inc. Class A (a)	34,846	275,283
THQ, Inc. (a)	64,420	305,351
TIBCO Software, Inc. (a)	227,656	1,101,855
TiVo, Inc. (a)(d)	108,227	543,300
Tyler Technologies, Inc. (a)	40,070	506,084
Ultimate Software Group, Inc. (a)	27,908	427,271
Unica Corp. (a)(d)	7,764	30,202
Vasco Data Security International, Inc. (a)	37,283	389,235
Versant Corp. (a)	5,415	65,467
VirnetX Holding Corp. (a)	1,100	2,640
VMware, Inc. Class A (a)(d)	42,018	813,048
Wind River Systems, Inc. (a)	75,126	626,551
		58,536,924
TOTAL INFORMATION TECHNOLOGY		294,398,480
MATERIALS - 4.4%
Chemicals - 2.1%
A. Schulman, Inc.	30,067	408,009
ADA-ES, Inc. (a)	6,212	16,710
Airgas, Inc.	82,443	2,947,337
Albemarle Corp.	100,693	2,047,089
Altair Nanotechnologies, Inc. (a)(d)	91,411	138,031
American Pacific Corp. (a)	6,762	68,567
American Vanguard Corp.	24,106	235,275
Arch Chemicals, Inc.	27,758	801,651
Ashland, Inc.	72,000	687,600
Balchem Corp.	21,936	570,994
Cabot Corp.	57,159	1,182,620
Calgon Carbon Corp. (a)	45,949	586,769
Celanese Corp. Class A	165,000	1,905,750
Chemtura Corp.	277,284	463,064
Cytec Industries, Inc.	53,000	1,167,590
Eden Bioscience Corp. (a)	1,247	1,085
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ferro Corp.	46,983	$ 302,101
Flotek Industries, Inc. (a)	21,847	65,759
FMC Corp.	80,848	3,533,058
GenTek, Inc. (a)	15,509	285,676
Georgia Gulf Corp.	33,843	71,070
H.B. Fuller Co.	59,759	1,060,125
Hawkins, Inc.	5,284	83,329
Huntsman Corp.	109,317	781,617
ICO, Inc. (a)(d)	24,602	110,463
Innophos Holdings, Inc.	19,269	317,553
Intrepid Potash, Inc. (d)	35,014	672,269
KMG Chemicals, Inc.	10,001	28,203
Koppers Holdings, Inc.	20,351	435,918
Kronos Worldwide, Inc.	4,133	47,860
Landec Corp. (a)	24,673	171,231
LSB Industries, Inc. (a)	12,393	111,289
Lubrizol Corp.	76,174	2,675,231
Material Sciences Corp. (a)	8,000	12,000
Minerals Technologies, Inc.	19,764	927,920
Nalco Holding Co.	153,497	1,751,401
Nanophase Technologies Corp. (a)	5,146	5,249
NewMarket Corp.	15,561	520,982
NL Industries, Inc.	5,181	59,374
Olin Corp.	68,990	1,130,056
OM Group, Inc. (a)	35,794	706,216
OMNOVA Solutions, Inc. (a)	52,546	55,699
Penford Corp.	12,815	144,425
PolyOne Corp. (a)	87,616	247,953
Quaker Chemical Corp.	13,460	172,423
Rockwood Holdings, Inc. (a)	51,160	457,370
RPM International, Inc.	137,014	1,642,798
Sensient Technologies Corp.	48,346	1,162,238
Solutia, Inc. (a)	100,409	682,781
Spartech Corp.	31,204	180,983
Stepan Co.	11,390	523,712
Terra Industries, Inc.	100,000	1,471,000
Terra Nitrogen Co. LP	7,339	740,799
The Mosaic Co.	158,499	4,810,445
The Scotts Miracle-Gro Co. Class A	44,187	1,429,891
Valhi, Inc.	8,061	112,854
Valspar Corp.	97,291	1,908,849
W.R. Grace & Co. (a)	62,008	318,101
Westlake Chemical Corp. (d)	17,796	300,396
Zep, Inc.	28,577	517,529
Zoltek Companies, Inc. (a)(d)	29,479	237,306
		46,211,643
Construction Materials - 0.3%
Eagle Materials, Inc. (d)	48,000	1,008,000
Headwaters, Inc. (a)(d)	70,631	401,184
Martin Marietta Materials, Inc. (d)	45,109	3,953,353

	Shares	Value
Texas Industries, Inc. (d)	30,000	$ 925,800
U.S. Concrete, Inc. (a)	45,634	146,941
		6,435,278
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	9,338	193,577
Aptargroup, Inc.	71,742	2,399,052
Boise, Inc. (a)	30,919	15,460
Caraustar Industries, Inc. (a)	16,241	4,551
Constar International, Inc. (a)	2,862	916
Crown Holdings, Inc. (a)	175,000	2,808,750
Graphic Packaging Holding Co. (a)	111,482	183,945
Greif, Inc. Class A	34,000	1,127,100
MOD-PAC Corp. (sub. vtg.) (a)	1,684	3,621
Myers Industries, Inc.	34,334	208,751
Owens-Illinois, Inc. (a)	178,000	3,599,160
Packaging Corp. of America	113,886	1,700,318
Rock-Tenn Co. Class A	39,000	1,317,030
Silgan Holdings, Inc.	30,272	1,369,505
Smurfit-Stone Container Corp. (a)	275,522	157,048
Sonoco Products Co.	111,818	2,806,632
Temple-Inland, Inc.	92,000	290,720
		18,186,136
Metals & Mining - 1.0%
A.M. Castle & Co.	17,194	156,122
Allied Nevada Gold Corp. (a)(d)	56,082	159,834
Amcol International Corp.	32,085	646,192
Brush Engineered Materials, Inc. (a)(d)	36,496	422,624
Carpenter Technology Corp.	48,440	807,010
Century Aluminum Co. (a)	36,508	297,540
Cliffs Natural Resources, Inc.	116,294	2,761,983
Coeur d'Alene Mines Corp. (a)	542,464	368,876
Commercial Metals Co.	126,201	1,511,888
Compass Minerals International, Inc.	35,000	1,959,650
Friedman Industries	7,344	35,618
General Moly, Inc. (a)(d)	72,081	82,893
Haynes International, Inc. (a)	12,635	230,336
Hecla Mining Co. (a)	165,808	384,675
Horsehead Holding Corp. (a)	30,075	93,233
Kaiser Aluminum Corp.	17,238	363,894
Metalline Mining Co. (a)	25,343	7,603
Mines Management, Inc. (a)	11,916	11,559
Olympic Steel, Inc.	10,769	188,458
Reliance Steel & Aluminum Co.	70,000	1,443,400
Rock of Ages Corp. Class A (a)	600	1,182
Royal Gold, Inc.	38,804	1,552,160
RTI International Metals, Inc. (a)(d)	23,916	287,470
Schnitzer Steel Industries, Inc. Class A (d)	21,500	580,500
Southern Copper Corp. (d)	250,545	3,447,499
Steel Dynamics, Inc. (d)	217,197	1,794,047
Stillwater Mining Co. (a)(d)	43,478	136,086
Synalloy Corp.	7,000	33,180
Universal Stainless & Alloy Products, Inc. (a)	10,258	125,148
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
US Energy Corp. (a)	20,737	$ 35,046
US Gold Corp. (a)	55,552	52,774
Vista Gold Corp. (a)	32,930	41,163
Worthington Industries, Inc. (d)	77,789	1,033,038
		21,052,681
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	53,201	36,709
Buckeye Technologies, Inc. (a)	67,813	305,837
Deltic Timber Corp.	13,372	640,786
Domtar Corp. (a)	522,144	731,002
Glatfelter	50,270	478,570
Kapstone Paper & Packaging Corp. (a)	15,000	66,450
Louisiana-Pacific Corp.	106,813	246,738
Neenah Paper, Inc.	24,499	200,402
Schweitzer-Mauduit International, Inc.	28,287	521,612
Verso Paper Corp.	10,000	12,800
Wausau-Mosinee Paper Corp.	63,737	655,854
		3,896,760
TOTAL MATERIALS		95,782,498
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)(d)	9,978	4,878
Alaska Communication Systems Group, Inc. (d)	53,492	518,872
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc.	25,856	57,659
Atlantic Tele-Network, Inc.	9,462	217,058
Cbeyond, Inc. (a)(d)	28,675	436,147
Cincinnati Bell, Inc. (a)	240,647	416,319
Cogent Communications Group, Inc. (a)(d)	44,941	247,176
Consolidated Communications Holdings, Inc.	33,648	342,537
D&E Communications, Inc.	15,104	113,129
FairPoint Communications, Inc.	109,733	384,066
Fibernet Telecom Group, Inc. (a)(d)	17,000	119,000
Fonix Corp. (a)	595	0
General Communications, Inc. Class A (a)	51,018	399,471
Global Crossing Ltd. (a)	26,046	199,773
Globalstar, Inc. (a)	41,574	8,731
HickoryTech Corp.	10,207	59,201
Hungarian Telephone & Cable Corp. (a)	3,053	28,393
iBasis, Inc. (a)	25,502	35,448
IDT Corp. Class B (a)	76,678	32,972
Iowa Telecommunication Services, Inc. (d)	45,167	690,603
Level 3 Communications, Inc. (a)(d)	1,691,007	1,590,054
NTELOS Holdings Corp.	29,915	664,412
PAETEC Holding Corp. (a)	132,769	192,515

	Shares	Value
Pervasip Corp. (a)	14,200	$ 2,840
Premiere Global Services, Inc. (a)	70,557	430,398
Shenandoah Telecommunications Co.	27,682	688,175
SureWest Communications	18,890	230,647
tw telecom, inc. (a)	163,323	1,246,154
Vonage Holdings Corp. (a)(d)	38,962	40,910
Warwick Valley Telephone Co.	842	7,662
XETA Technologies, Inc. (a)	3,181	6,267
		9,411,467
Wireless Telecommunication Services - 0.9%
Centennial Communications Corp. Class A (a)	77,316	597,653
Clearwire Corp. (a)	94,996	628,874
Crown Castle International Corp. (a)	260,668	3,667,599
FiberTower Corp. (a)	94,661	52,064
ICO Global Communications Holdings Ltd. Class A (a)	94,000	159,800
IPCS, Inc. (a)	17,803	132,632
Leap Wireless International, Inc. (a)(d)	51,649	1,032,980
MetroPCS Communications, Inc. (a)	193,491	2,832,708
NII Holdings, Inc. (a)	178,538	3,470,779
SBA Communications Corp. Class A (a)(d)	110,485	1,744,558
SkyTerra Communications, Inc. (a)	1,881	4,514
Syniverse Holdings, Inc. (a)	32,836	320,808
Telephone & Data Systems, Inc.	114,279	3,708,354
Terrestar Corp. (a)	63,700	27,391
U.S. Cellular Corp. (a)	18,932	746,489
USA Mobility, Inc.	41,123	448,241
Virgin Mobile USA, Inc. Class A (a)	25,688	25,688
		19,601,132
TOTAL TELECOMMUNICATION SERVICES		29,012,599
UTILITIES - 5.4%
Electric Utilities - 1.3%
Allete, Inc.	26,906	920,723
Brookfield Infrastructure Partners LP	10,000	117,500
Central Vermont Public Service Corp.	14,473	273,395
Cleco Corp.	62,020	1,461,811
DPL, Inc.	115,000	2,394,300
El Paso Electric Co. (a)	46,504	838,002
Empire District Electric Co.	41,330	724,928
Enernoc, Inc. (a)(d)	8,321	59,578
Great Plains Energy, Inc.	128,885	2,421,749
Hawaiian Electric Industries, Inc. (d)	103,990	2,835,807
IDACORP, Inc.	45,549	1,384,690
ITC Holdings Corp.	50,425	2,117,850
MGE Energy, Inc.	26,846	950,348
Northeast Utilities	160,975	3,750,718
NV Energy, Inc.	254,162	2,409,456
Portland General Electric Co.	77,814	1,424,774
UIL Holdings Corp.	29,756	886,431
Unisource Energy Corp.	33,612	943,489
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Unitil Corp.	2,839	$ 68,079
Westar Energy, Inc. (d)	110,611	2,237,661
		28,221,289
Gas Utilities - 1.6%
AGL Resources, Inc.	79,108	2,381,942
Amerigas Partners LP	30,217	810,118
Atmos Energy Corp.	107,414	2,677,831
Chesapeake Utilities Corp.	15,188	480,700
Delta Natural Gas Co., Inc.	2,782	65,071
Energen Corp.	72,000	2,217,600
Equitable Resources, Inc.	140,820	4,699,163
Ferrellgas Partners LP	32,639	454,335
Laclede Group, Inc.	31,598	1,664,583
National Fuel Gas Co. New Jersey	83,331	2,710,757
New Jersey Resources Corp.	43,281	1,738,165
Northwest Natural Gas Co.	25,059	1,251,697
ONEOK, Inc.	109,717	3,219,097
Piedmont Natural Gas Co., Inc.	74,178	2,492,381
South Jersey Industries, Inc.	41,186	1,606,254
Southwest Gas Corp.	39,521	1,023,594
Star Gas Partners LP (a)	57,420	115,988
Suburban Propane Partners LP	31,501	937,155
UGI Corp.	108,767	2,540,797
WGL Holdings, Inc.	46,000	1,660,600
		34,747,828
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	47,074	1,214,980
Calpine Corp. (a)	388,207	3,478,335
Environmental Power Corp. (a)	10,176	8,853
Mirant Corp. (a)	225,000	3,874,500
NRG Energy, Inc. (a)(d)	257,075	6,090,107
Ormat Technologies, Inc.	18,648	561,305
Reliant Energy, Inc. (a)	366,704	2,104,881
Renegy Holdings, Inc. (a)	1,177	377
		17,333,338
Multi-Utilities - 1.4%
Alliant Energy Corp.	124,934	3,981,647
Avista Corp.	53,083	937,977
CH Energy Group, Inc.	23,611	1,032,745
Florida Public Utilities Co.	5,845	54,359
MDU Resources Group, Inc.	194,159	3,947,252
NorthWestern Energy Corp.	58,864	1,216,130
NSTAR	114,000	4,047,000
OGE Energy Corp.	112,355	2,976,284
PNM Resources, Inc.	86,623	905,210
Puget Energy, Inc.	120,000	2,937,600
SCANA Corp.	120,430	4,184,943
Vectren Corp.	101,894	2,869,335
		29,090,482

	Shares	Value
Water Utilities - 0.3%
American States Water Co.	15,979	$ 559,744
American Water Works Co., Inc.	55,200	1,119,456
Aqua America, Inc. (d)	134,642	2,920,385
Artesian Resources Corp. Class A	3,763	60,170
Cadiz, Inc. (a)(d)	14,433	175,938
California Water Service Group	15,853	673,753
Connecticut Water Service, Inc.	10,523	262,444
Middlesex Water Co.	12,279	211,199
Pure Cycle Corp. (a)	23,077	62,539
SJW Corp.	11,852	331,856
Southwest Water Co.	32,857	138,985
York Water Co.	12,649	142,301
		6,658,770
TOTAL UTILITIES		116,051,707
TOTAL COMMON STOCKS (Cost $3,170,060,561)		2,042,247,925
U.S. Treasury Obligations - 0.7%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.51% 12/26/08 to 7/30/09 (e) (Cost $15,212,674)	$ 15,270,000	15,258,456
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	87,597,561	87,597,561
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	276,780,833	276,780,833
TOTAL MONEY MARKET FUNDS (Cost $364,378,394)		364,378,394
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $3,549,651,629)	2,421,884,775
NET OTHER ASSETS - (12.4)%	(266,483,528)
NET ASSETS - 100%	$ 2,155,401,247
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 1,522,010	$ 33,880
653 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2008	33,564,200	(7,786)
69 CME S&P 500 Index Contracts	Dec. 2008	15,443,925	(152,409)
1,224 Russell 2000 Index Contracts	Dec. 2008	57,858,480	(516,071)
TOTAL EQUITY INDEX CONTRACTS		$ 108,388,615	$ (642,386)
The face value of futures purchased as a percentage of net assets - 5.1%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 4,627,600	$ (704,736)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,258,456.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,758,640
Fidelity Securities Lending Cash Central Fund	7,165,921
Total	$ 8,924,561
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,421,884,775	$ 2,406,626,292	$ 15,258,483	$ -
Other Financial Instruments*	$ (1,347,122)	$ (642,386)	$ (704,736)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,558,056,076. Net unrealized depreciation aggregated $1,136,171,301, of which $223,484,561 related to appreciated investment securities and $1,359,655,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2008

1.810719.104

SPI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	254,850	$ 2,555,734
Alumina Ltd.	948,184	789,289
Amcor Ltd.	446,143	1,734,077
AMP Ltd.	973,657	3,427,045
Aristocrat Leisure Ltd. (d)	183,651	473,070
Asciano Group unit	311,912	213,643
ASX Ltd.	95,640	1,927,633
Australia & New Zealand Banking Group Ltd.	1,149,562	11,151,510
AXA Asia Pacific Holdings Ltd.	521,887	1,539,319
Babcock & Brown Ltd.	138,498	22,695
Bendigo & Adelaide Bank Ltd.	152,594	1,110,197
BHP Billiton Ltd.	1,901,685	38,118,599
Billabong International Ltd.	90,526	628,954
BlueScope Steel Ltd.	428,226	1,122,723
Boral Ltd. (d)	373,710	977,343
Brambles Ltd.	805,785	3,829,100
Caltex Australia Ltd.	65,991	320,078
CFS Retail Property Trust (d)	933,704	1,285,192
Coca-Cola Amatil Ltd.	340,235	1,929,011
Cochlear Ltd.	36,639	1,327,551
Commonwealth Bank of Australia	801,331	17,905,173
Computershare Ltd.	252,146	1,089,123
Crown Ltd.	241,988	735,955
CSL Ltd.	337,204	7,669,407
CSR Ltd.	759,334	676,879
DEXUS Property Group unit	1,685,767	917,097
Fortescue Metals Group Ltd. (a)	693,852	936,858
Fosters Group Ltd.	1,117,292	4,013,163
Goodman Fielder Ltd.	727,027	640,933
Goodman Group unit	1,441,674	907,147
Harvey Norman Holdings Ltd.	249,277	351,286
Incitec Pivot Ltd.	659,900	1,146,208
Insurance Australia Group Ltd.	1,151,363	2,762,059
John Fairfax Holdings Ltd.	789,694	698,767
Leighton Holdings Ltd. (d)	93,379	1,489,124
Lend Lease Corp. Ltd.	194,393	986,191
Lion Nathan Ltd.	161,257	917,440
Macquarie Airports unit	398,785	530,609
Macquarie Group Ltd. (d)	155,556	3,028,188
Macquarie Infrastructure Group unit	1,269,406	1,456,056
Macquarie Office Trust	1,211,233	238,171
Metcash Ltd.	455,654	1,185,674
Mirvac Group unit	838,314	752,778
National Australia Bank Ltd.	1,076,985	14,118,196
Newcrest Mining Ltd.	255,700	4,114,545
Nufarm Ltd.	57,858	346,237
OneSteel Ltd.	441,758	744,144
Orica Ltd.	202,634	2,058,655
Origin Energy Ltd.	506,140	5,307,991
OZ Minerals Ltd.	1,642,531	592,128
Perpetual Trustees Australia Ltd.	26,501	552,369

	Shares	Value
Qantas Airways Ltd.	448,528	$ 682,051
QBE Insurance Group Ltd.	504,905	7,859,825
Rio Tinto Ltd.	162,775	4,971,795
Santos Ltd.	343,117	3,395,930
Sims Metal Management Ltd.	89,773	806,131
Sonic Healthcare Ltd.	207,836	1,824,068
Stockland Corp. Ltd. unit	786,621	2,284,067
Suncorp-Metway Ltd.	526,047	2,706,660
Tabcorp Holdings Ltd.	291,540	1,339,540
Tattersall's Ltd.	704,335	1,163,374
Telstra Corp. Ltd.	2,468,674	6,569,455
The GPT Group unit	2,631,273	1,621,188
Toll Holdings Ltd.	373,582	1,412,867
Transurban Group unit	717,392	2,336,966
Wesfarmers Ltd.	368,510	4,492,642
Wesfarmers Ltd. (price protected shares)	78,427	958,189
Westfield Group unit	995,666	9,776,087
Westpac Banking Corp.	1,060,218	12,432,117
Westpac Banking Corp. (a)	418,902	4,873,605
Woodside Petroleum Ltd.	271,005	6,403,570
Woolworths Ltd.	696,922	12,242,174
WorleyParsons Ltd.	87,784	772,160
TOTAL AUSTRALIA		244,275,775
Austria - 0.3%
Erste Bank AG (d)	106,228	2,436,354
OMV AG	97,512	2,472,924
Osterreichische Elektri Aktien	46,114	2,049,461
Raiffeisen International Bank Holding AG (d)	28,915	810,121
Strabag SE	32,576	565,967
Telekom Austria AG	210,349	2,810,627
Vienna Insurance Group	21,380	594,660
voestalpine AG	66,281	1,408,783
Wienerberger AG	51,859	736,178
TOTAL AUSTRIA		13,885,075
Belgium - 0.7%
Almancora SCA (Certificaten Van Aandelen)	15,585	255,357
Anheuser-Busch InBev NV (d)	104,511	1,722,075
Anheuser-Busch InBev NV rights 12/9/08 (a)(d)	104,511	1,269,639
Belgacom SA	98,164	3,560,129
Colruyt NV	9,385	2,027,357
Compagnie Nationale A Portefeuille (CNP)	25,540	1,319,370
Delhaize Group SA	59,165	3,562,669
Dexia SA (d)	330,261	1,446,884
Fortis:
rights (a)	1,232,370	16
(Belgium)	1,232,370	1,172,136
Groupe Bruxelles Lambert SA	48,656	3,600,116
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	31
Common Stocks - continued
	Shares	Value
Belgium - continued
KBC Groupe SA	89,703	$ 2,729,971
Mobistar SA	18,454	1,266,639
Solvay SA	31,837	2,281,373
UCB SA	53,376	1,605,477
Umicore SA	69,243	1,253,620
TOTAL BELGIUM		29,072,859
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,124,308
Chinese Estates Holdings Ltd.	425,758	313,683
Frontline Ltd. (d)	35,280	1,013,286
Noble Group Ltd.	952,400	626,828
NWS Holdings Ltd.	397,000	455,904
Pacific Basin Shipping Ltd.	928,000	395,143
Seadrill Ltd.	154,300	1,260,733
TOTAL BERMUDA		5,189,885
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,153,000	297,545
Hutchison Telecommunications International Ltd.	1,100,000	306,577
Kingboard Chemical Holdings Ltd.	286,500	422,906
TOTAL CAYMAN ISLANDS		1,027,028
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	328	1,693,550
Series B (d)	619	3,194,885
Carlsberg AS Series B	42,051	1,275,060
Coloplast AS Series B	16,010	961,586
Danisco AS	31,875	1,456,100
Danske Bank AS (d)	237,448	2,793,889
DSV de Sammensluttede Vognmaend AS (d)	117,240	1,282,007
FLS Industries (d)	27,150	875,853
Jyske Bank AS (Reg.) (a)	30,900	720,065
Novo Nordisk AS Series B	253,985	13,047,321
Novozymes AS Series B	28,804	2,036,367
Topdanmark AS (a)	8,515	1,018,934
Trygvesta AS (d)	18,850	1,096,838
Vestas Wind Systems AS (a)	106,841	4,845,805
William Demant Holding AS (a)(d)	12,767	414,397
TOTAL DENMARK		36,712,657
Finland - 1.4%
Elisa Corp. (A Shares)	81,981	1,182,637
Fortum Oyj	255,431	5,136,151
Kesko Oyj	46,608	1,144,631
Kone Oyj (B Shares)	94,654	1,880,062
Metso Corp.	68,595	829,248
Neste Oil Oyj	64,628	911,349
Nokia Corp.	2,171,205	30,778,656
Nokian Tyres Ltd.	61,683	724,825

	Shares	Value
OKO Bank (A Shares)	73,520	$ 944,095
Orion Oyj (B Shares)	52,103	763,913
Outokumpu Oyj (A Shares)	61,452	620,569
Rautaruukki Oyj (K Shares)	42,837	655,360
Sampo Oyj (A Shares)	233,726	4,352,739
Sanoma-WSOY Oyj (d)	52,657	733,699
Stora Enso Oyj (R Shares)	318,586	2,596,124
UPM-Kymmene Corp.	293,357	4,234,572
Wartsila Corp.	43,659	1,024,601
TOTAL FINLAND		58,513,231
France - 9.9%
Accor SA (d)	114,357	4,416,316
Aeroports de Paris	17,169	979,796
Air France KLM (Reg.)	73,572	960,382
Alcatel-Lucent SA (a)	1,360,258	2,913,369
Alstom SA	122,007	6,542,073
Atos Origin SA	36,368	806,334
AXA SA	860,067	16,352,815
BIC SA	18,348	933,735
BNP Paribas SA	469,742	26,044,199
Bouygues SA	134,701	5,541,101
Bureau Veritas SA	20,933	751,445
Cap Gemini SA	81,248	2,621,338
Carrefour SA	350,887	13,302,926
Casino Guichard Perrachon et Compagnie	25,112	1,538,398
Christian Dior SA	29,987	1,385,159
CNP Assurances	21,842	1,410,153
Compagnie de St. Gobain	168,506	6,781,021
Compagnie Generale de Geophysique SA (a)(d)	70,490	1,165,145
Credit Agricole SA	510,454	5,706,926
Dassault Systemes SA (d)	39,184	1,522,582
Eiffage SA (d)	20,528	938,144
Electricite de France	113,656	6,635,220
Eramet SA	2,686	502,085
Essilor International SA	113,445	4,555,525
Eurazeo SA	13,520	703,235
Eutelsat Communications	45,620	959,341
France Telecom SA	1,036,764	26,684,612
GDF Suez	614,469	24,716,356
Gecina SA	11,048	546,464
Groupe Danone	251,404	14,497,872
Hermes International SA (d)	38,929	4,921,624
ICADE	10,100	643,453
Iliad Group SA	8,930	671,468
Imerys	19,851	748,374
JC Decaux SA (d)	33,361	472,043
Klepierre SA (d)	34,227	696,394
Klepierre SA rights 11/20/08 (a)(d)	34,227	6,889
L'Air Liquide SA	6,477	552,676
L'Air Liquide SA	74,736	6,388,899
L'Air Liquide SA	56,030	4,789,794
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	141,105	$ 11,441,390
Lafarge SA	43,250	2,389,543
Lafarge SA (a)	28,286	1,562,789
Lafarge SA (Bearer)	6,000	331,912
Lagardere S.C.A. (Reg.)	64,037	2,346,973
Legrand SA	55,067	873,968
LVMH Moet Hennessy - Louis Vuitton	133,632	7,598,668
M6 Metropole Television SA	47,281	796,153
Michelin SA (Compagnie Generale des Etablissements) Series B	84,098	4,040,471
Natixis SA	579,564	1,185,596
Neopost SA	16,483	1,182,200
PagesJaunes Groupe SA (d)	65,759	606,036
Pernod Ricard SA	94,947	5,602,170
Peugeot Citroen SA	80,785	1,470,446
Pinault Printemps-Redoute SA	41,133	1,962,400
Publicis Groupe SA	69,974	1,632,183
Renault SA	112,806	2,496,551
Safran SA (d)	118,331	1,541,648
Sanofi-Aventis	593,075	32,803,310
Schneider Electric SA	128,786	8,134,559
SCOR SE	93,322	1,831,893
Societe Des Autoroutes Paris-Rhin-Rhone	10,614	700,169
Societe Generale Series A	267,696	11,481,778
Sodexo SA	52,996	2,677,063
Suez Environnement SA (a)	154,635	2,665,585
Technip SA	55,602	1,702,718
Television Francaise 1 SA (d)	71,975	990,623
Thales SA	53,842	2,020,399
Total SA:
(strip VVPR) (a)	3,096	39
Series B	1,205,951	63,390,371
Unibail-Rodamco	46,075	6,194,672
Valeo SA (d)	53,222	670,981
Vallourec SA	28,879	3,084,656
Veolia Environnement	215,797	5,410,675
VINCI SA	234,048	9,449,492
Vivendi	656,472	18,654,393
Wendel	13,351	611,940
Zodiac SA (d)	23,220	829,167
TOTAL FRANCE		424,671,261
Germany - 7.7%
Adidas-Salomon AG	119,306	3,731,758
Allianz AG (Reg.)	254,217	21,198,912
BASF AG	532,619	17,095,632
Bayer AG (d)	429,290	22,331,942
Bayerische Motoren Werke AG (BMW)	190,089	4,782,627
Beiersdorf AG	52,387	2,914,121
Celesio AG	41,840	1,069,545
Commerzbank AG	396,795	3,660,980
Daimler AG (Reg.)	493,969	15,573,975

	Shares	Value
Deutsche Bank AG (d)	306,723	$ 10,974,603
Deutsche Boerse AG	110,693	7,958,034
Deutsche Lufthansa AG (Reg.)	109,292	1,444,420
Deutsche Post AG	481,050	6,945,107
Deutsche Postbank AG	45,882	941,699
Deutsche Telekom AG (Reg.)	1,604,152	22,339,229
E.ON AG	1,071,672	37,727,921
Fraport AG Frankfurt Airport Services Worldwide	19,293	670,817
Fresenius AG	19,026	944,734
Fresenius Medical Care AG	111,333	4,880,446
GEA Group AG	73,859	1,147,558
Hamburger Hafen und Logistik AG	14,672	439,223
Hannover Rueckversicherungs AG	42,608	982,385
HeidelbergCement AG (d)	13,680	653,738
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	71,328	1,774,085
Hochtief AG	22,499	876,083
Hypo Real Estate Holding AG (d)	103,440	366,406
Infineon Technologies AG (a)	469,516	1,110,751
K&S AG	85,434	3,852,191
Linde AG	71,650	5,261,987
MAN AG	58,072	2,647,409
Merck KGaA	37,820	3,186,661
Metro AG	80,606	2,484,158
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	115,379	15,781,306
Puma AG	3,762	644,690
Q-Cells SE (a)(d)	39,558	1,327,879
RWE AG	255,004	21,548,240
Salzgitter AG	21,352	1,483,724
SAP AG	484,754	16,637,907
Siemens AG (Reg.)	490,644	29,532,858
SolarWorld AG (d)	43,497	779,834
Thyssenkrupp AG	207,853	4,242,130
TUI AG (d)	127,879	1,433,329
United Internet AG (d)	65,158	423,279
Volkswagen AG (d)	66,000	23,659,649
Wacker Chemie AG	8,871	900,035
TOTAL GERMANY		330,363,997
Greece - 0.5%
Alpha Bank AE	223,939	2,290,787
Coca-Cola Hellenic Bottling Co. SA	90,735	1,407,090
EFG Eurobank Ergasias SA	166,553	1,395,199
Greek Organization of Football Prognostics SA	120,453	2,984,727
Hellenic Petroleum SA	66,967	509,120
Hellenic Telecommunication Organization SA (OTE)	158,758	2,304,070
Marfin Financial Group Holdings SA	335,340	1,253,589
National Bank of Greece SA	273,138	5,259,048
Piraeus Bank SA	170,989	1,687,679
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece	67,888	$ 1,000,041
Titan Cement Co. SA (Reg.)	30,761	527,864
TOTAL GREECE		20,619,214
Hong Kong - 1.9%
ASM Pacific Technology Ltd.	139,529	387,075
Bank of East Asia Ltd.	874,292	1,895,215
BOC Hong Kong Holdings Ltd.	2,097,566	2,414,200
Cathay Pacific Airways Ltd.	645,327	626,167
Cheung Kong Holdings Ltd.	781,449	7,360,650
CLP Holdings Ltd.	1,189,157	8,439,070
Esprit Holdings Ltd.	593,623	2,795,737
Hang Lung Group Ltd.	477,000	1,575,618
Hang Lung Properties Ltd.	1,147,423	2,472,480
Hang Seng Bank Ltd.	450,101	5,743,795
Henderson Land Development Co. Ltd.	655,963	2,226,013
Hong Kong & China Gas Co. Ltd.	2,377,615	4,233,634
Hong Kong Aircraft & Engineering Co.	43,200	390,189
Hong Kong Electric Holdings Ltd.	821,176	4,609,122
Hong Kong Exchanges & Clearing Ltd.	566,298	4,457,256
Hopewell Holdings Ltd.	385,000	998,503
Hutchison Whampoa Ltd.	1,200,158	5,955,184
Hysan Development Co. Ltd.	281,352	442,897
Kerry Properties Ltd.	319,681	705,352
Li & Fung Ltd.	1,385,623	2,538,786
Lifestyle International Holdings Ltd.	294,000	212,436
Link (REIT)	1,289,811	2,453,106
Mongolia Energy Corp. Ltd. (a)	1,718,000	476,600
MTR Corp. Ltd.	853,113	1,895,538
New World Development Co. Ltd.	1,295,015	1,019,289
Orient Overseas International Ltd.	143,400	227,957
PCCW Ltd.	2,531,751	1,156,424
Shangri-La Asia Ltd.	855,380	1,103,702
Sino Land Co.	806,380	593,072
Sun Hung Kai Properties Ltd.	798,141	6,318,106
Swire Pacific Ltd. (A Shares)	468,884	3,146,020
Television Broadcasts Ltd.	200,000	683,862
Wharf Holdings Ltd.	728,585	1,729,779
Wheelock & Co. Ltd.	412,000	781,461
Wing Hang Bank Ltd.	103,000	479,110
Yue Yuen Industrial Holdings Ltd.	474,500	863,273
TOTAL HONG KONG		83,406,678
Ireland - 0.3%
Allied Irish Banks PLC	46,058	158,725
Allied Irish Banks PLC	393,460	1,363,765
Anglo Irish Bank Corp. PLC	331,052	360,758
Bank of Ireland	76,504	147,135
Bank of Ireland	433,118	793,160
CRH PLC	277,838	6,056,852
Elan Corp. PLC (a)	242,397	1,511,704

	Shares	Value
Kerry Group PLC Class A	71,827	$ 1,499,582
Ryanair Holdings PLC (a)	197,226	753,737
TOTAL IRELAND		12,645,418
Italy - 3.4%
A2A SpA	755,956	1,324,935
Alleanza Assicurazioni SpA (d)	260,856	1,765,214
Assicurazioni Generali SpA	608,728	14,708,546
Atlantia SpA	142,736	2,299,208
Autogrill SpA	52,815	397,301
Banca Carige SpA (d)	416,861	930,201
Banca Monte dei Paschi di Siena SpA (d)	1,452,156	2,672,950
Banca Popolare di Milano	223,183	1,178,592
Banco Popolare Scarl	359,172	3,296,364
Bulgari SpA	84,019	515,475
Enel SpA	2,486,464	15,559,781
ENI SpA	1,455,299	33,048,637
Fiat SpA	417,310	3,081,037
Finmeccanica SpA	242,412	3,033,724
Fondiaria-Sai SpA	49,221	895,759
IFIL Finanziaria di Partecipazioni SpA	151,820	442,112
Intesa Sanpaolo SpA	4,284,786	12,912,339
Italcementi SpA (d)	38,500	426,741
Lottomatica SpA	35,597	843,745
Luxottica Group SpA (d)	75,890	1,411,949
Mediaset SpA	388,383	2,103,928
Mediobanca SpA	292,928	3,022,761
Mediolanum SpA	100,728	411,870
Parmalat SpA	1,035,920	1,680,288
Pirelli & C SpA	1,430,544	493,099
Prysmian SpA	69,542	774,613
Saipem SpA	158,444	2,462,643
Saras Raffinerie Sarde SpA	113,747	428,079
Snam Rete Gas SpA	467,478	2,448,882
Telecom Italia SpA	5,684,760	7,746,555
Terna SpA	653,589	1,942,290
UniCredit SpA	6,391,024	14,620,078
Unione di Banche Italiane Scpa	346,762	5,002,673
Unipol Gruppo Finanziario SpA	455,077	655,967
TOTAL ITALY		144,538,336
Japan - 23.8%
77 Bank Ltd.	209,223	987,335
ABC-Mart, Inc.	12,000	408,078
ACOM Co. Ltd. (d)	36,770	1,458,180
Advantest Corp.	92,190	1,198,075
Aeon Co. Ltd.	370,000	3,283,039
Aeon Credit Service Co. Ltd.	41,400	515,930
Aeon Mall Co. Ltd.	32,500	683,530
Aioi Insurance Co. Ltd.	243,000	963,660
Aisin Seiki Co. Ltd.	101,500	1,341,368
Ajinomoto Co., Inc.	361,866	3,824,262
Alfresa Holdings Corp.	14,600	641,624
All Nippon Airways Co. Ltd.	392,000	1,423,292
Common Stocks - continued
	Shares	Value
Japan - continued
Alps Electric Co. Ltd.	102,277	$ 454,826
Amada Co. Ltd.	243,000	1,116,219
Aozora Bank Ltd.	333,000	379,795
Asahi Breweries Ltd.	226,903	3,950,681
Asahi Glass Co. Ltd.	578,677	3,245,484
Asahi Kasei Corp.	639,727	2,704,298
Asics Corp.	92,000	555,446
Astellas Pharma, Inc.	270,300	11,002,062
Bank of Kyoto Ltd. (d)	179,000	1,798,054
Bank of Yokohama Ltd.	730,084	3,781,433
Benesse Corp.	40,200	1,699,362
Bridgestone Corp.	345,179	5,786,092
Brother Industries Ltd.	116,300	788,557
Canon Marketing Japan, Inc.	44,100	662,631
Canon, Inc.	595,544	17,970,998
Casio Computer Co. Ltd.	135,600	767,601
Central Japan Ry Co.	880	7,439,992
Chiba Bank Ltd.	410,674	1,946,587
Chubu Electric Power Co., Inc.	370,864	10,186,440
Chugai Pharmaceutical Co. Ltd.	122,825	2,115,412
Chugokun Electric Power Co.	164,200	4,063,336
Chuo Mitsui Trust Holdings, Inc.	577,300	2,156,494
Citizen Holdings Co. Ltd.	213,166	988,098
Coca-Cola West Japan Co. Ltd.	32,700	696,291
Cosmo Oil Co. Ltd.	276,000	681,553
Credit Saison Co. Ltd.	88,052	1,171,938
Dai Nippon Printing Co. Ltd.	330,242	3,476,232
Daicel Chemical Industries Ltd.	150,000	667,050
Daido Steel Co. Ltd.	168,000	516,815
Daihatsu Motor Co. Ltd.	130,000	939,939
Daiichi Sankyo Co. Ltd.	386,170	7,818,761
Daikin Industries Ltd.	155,794	4,067,239
Dainippon Sumitomo Pharma Co. Ltd.	77,000	649,388
Daito Trust Construction Co.	51,363	2,182,001
Daiwa House Industry Co. Ltd.	306,184	2,550,199
Daiwa Securities Group, Inc.	777,985	3,980,691
DeNA Co. Ltd. (d)	139	344,118
Denki Kagaku Kogyo KK	242,358	545,223
Denso Corp.	277,838	4,587,511
Dentsu, Inc. (d)	1,198	2,124,736
Dic Corp.	323,995	555,982
Dowa Holdings Co. Ltd.	139,168	425,207
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	9,525
East Japan Railway Co.	1,924	14,796,903
Eisai Co. Ltd.	138,778	4,690,310
Electric Power Development Co. Ltd.	76,880	2,678,774
Elpida Memory, Inc. (a)(d)	63,400	295,208
FamilyMart Co. Ltd.	30,400	1,237,376
Fanuc Ltd.	108,872	6,709,805
Fast Retailing Co. Ltd.	26,900	3,082,087
Fuji Electric Holdings Co. Ltd.	325,153	421,879

	Shares	Value
Fuji Heavy Industries Ltd.	369,000	$ 1,108,120
Fuji Media Holdings, Inc.	186	258,847
Fujifilm Holdings Corp.	277,505	6,791,176
Fujitsu Ltd.	1,048,075	4,540,160
Fukuoka Financial Group, Inc.	403,300	1,308,183
Furukawa Electric Co. Ltd.	383,790	1,469,783
Gunma Bank Ltd.	200,663	1,175,801
Hakuhodo DY Holdings, Inc.	10,980	561,810
Hankyu Hanshin Holdings, Inc.	690,200	3,430,418
Haseko Corp.	716,000	606,843
Hikari Tsushin, Inc.	16,700	282,556
Hino Motors Ltd.	165,000	341,844
Hirose Electric Co. Ltd. (d)	17,098	1,545,744
Hiroshima Bank Ltd.	264,000	950,256
Hisamitsu Pharmaceutical Co., Inc.	32,900	1,315,036
Hitachi Chemical Co. Ltd.	60,800	585,288
Hitachi Construction Machinery Co. Ltd.	55,000	615,204
Hitachi High-Technologies Corp.	35,400	663,403
Hitachi Ltd.	1,909,271	8,874,578
Hitachi Metals Ltd.	98,000	582,442
Hokkaido Electric Power Co., Inc.	117,400	2,739,374
Hokuhoku Financial Group, Inc.	658,715	1,364,713
Hokuriku Electric Power Co., Inc.	85,400	2,166,946
Honda Motor Co. Ltd.	933,560	20,903,939
Hoya Corp.	230,716	3,312,152
Ibiden Co. Ltd.	74,200	1,161,486
Idemitsu Kosan Co., Ltd.	13,800	856,273
Inpex Corp.	477	3,054,557
Isetan Mitsukoshi Holdings Ltd.	174,287	1,278,384
Ishikawajima-Harima Heavy Industries Co. Ltd.	793,185	929,546
Isuzu Motors Ltd.	697,000	860,584
Ito En Ltd. (d)	29,200	467,163
Itochu Corp.	878,986	4,442,296
ITOCHU Techno-Solutions Corp.	17,200	440,034
Iyo Bank Ltd.	129,000	1,417,286
J Front Retailing Co. Ltd.	271,800	1,069,340
JAFCO Co. Ltd.	20,500	554,489
Japan Airlines Corp. (a)	425,420	983,759
Japan Petroleum Exploration Co. Ltd.	17,100	685,288
Japan Prime Realty Investment Corp.	308	605,881
Japan Real Estate Investment Corp.	233	2,045,485
Japan Retail Fund Investment Corp.	180	672,387
Japan Steel Works Ltd.	209,000	2,140,954
Japan Tobacco, Inc.	2,568	9,404,625
JFE Holdings, Inc.	298,575	7,232,407
JGC Corp.	125,117	1,447,938
Joyo Bank Ltd.	403,941	1,973,846
Js Group Corp.	157,359	2,209,645
JSR Corp.	104,316	1,127,534
JTEKT Corp.	128,200	957,778
Jupiter Telecommunications Co.	1,726	1,329,221
Kajima Corp.	441,317	1,279,113
Kamigumi Co. Ltd.	168,663	1,307,725
Common Stocks - continued
	Shares	Value
Japan - continued
Kaneka Corp.	210,559	$ 962,795
Kansai Electric Power Co., Inc.	430,336	11,639,831
Kansai Paint Co. Ltd.	121,000	583,666
Kao Corp.	278,750	7,962,619
Kawasaki Heavy Industries Ltd.	953,945	2,036,254
Kawasaki Kisen Kaisha Ltd.	339,000	1,362,101
KDDI Corp.	1,660	10,769,070
Keihin Electric Express Railway Co. Ltd. (d)	261,061	2,201,686
Keio Corp.	234,410	1,263,170
Keisei Electric Railway Co.	156,000	807,994
Keyence Corp.	21,300	3,536,999
Kikkoman Corp.	108,849	1,224,366
Kinden Corp.	66,000	593,910
Kintetsu Corp. (d)	858,100	3,420,907
Kirin Holdings Co. Ltd.	440,256	5,334,482
Kobe Steel Ltd.	1,413,000	2,336,026
Komatsu Ltd.	506,345	6,061,093
Konami Corp.	58,900	1,331,213
Konica Minolta Holdings, Inc.	281,500	2,067,731
Kubota Corp.	627,864	3,646,171
Kuraray Co. Ltd.	216,986	1,757,321
Kuraya Sanseido, Inc.	69,800	750,805
Kurita Water Industries Ltd.	65,500	1,545,490
Kyocera Corp.	92,702	5,794,592
Kyowa Hakko Kirin Co., Ltd.	169,689	1,436,417
Kyushu Electric Power Co., Inc.	216,770	5,114,747
Lawson, Inc.	36,116	1,806,367
Leopalace21 Corp.	87,600	821,279
Mabuchi Motor Co. Ltd.	16,821	719,869
Makita Corp.	71,400	1,382,128
Marubeni Corp.	902,244	3,153,181
Marui Group Co. Ltd.	146,849	792,865
Maruichi Steel Tube Ltd. (d)	20,700	497,086
Matsui Securities Co. Ltd.	57,500	383,253
Matsushita Electric Industrial Co. Ltd.	1,056,073	12,823,775
Matsushita Electric Works Coltd(OLD)	239,000	1,953,113
Mazda Motor Corp.	548,000	940,379
Meiji Dairies Corp.	137,000	709,585
Minebea Co. Ltd.	191,008	579,600
Mitsubishi Chemical Holdings Corp.	717,775	2,996,675
Mitsubishi Corp.	752,202	9,326,770
Mitsubishi Electric Corp.	1,109,106	5,941,847
Mitsubishi Estate Co. Ltd.	665,723	9,891,459
Mitsubishi Gas Chemical Co., Inc.	195,867	746,004
Mitsubishi Heavy Industries Ltd.	1,771,256	7,172,503
Mitsubishi Logistics Corp.	55,000	621,534
Mitsubishi Materials Corp.	631,937	1,269,561
Mitsubishi Motors Corp. of Japan (a)(d)	2,102,000	2,925,249
Mitsubishi Rayon Co. Ltd. (d)	268,312	682,221
Mitsubishi Tanabe Pharma Corp.	125,000	1,556,451
Mitsubishi UFJ Financial Group, Inc.	5,830,830	32,379,521

	Shares	Value
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,360	$ 488,156
Mitsui & Co. Ltd.	969,123	8,578,823
Mitsui Chemicals, Inc.	347,683	1,404,265
Mitsui Engineering & Shipbuilding Co. (d)	361,000	491,054
Mitsui Fudosan Co. Ltd.	466,677	7,158,612
Mitsui Mining & Smelting Co. Ltd.	240,154	462,366
Mitsui O.S.K. Lines Ltd.	680,285	3,608,920
Mitsui Sumitomo Insurance Group Holdings, Inc.	215,642	5,121,977
Mitsumi Electric Co. Ltd. (d)	47,300	603,314
Mizuho Financial Group, Inc. (d)	5,461	14,171,058
Mizuho Trust & Banking Co. Ltd. (d)	905,000	1,041,645
Murata Manufacturing Co. Ltd.	121,754	4,178,645
Namco Bandai Holdings, Inc.	99,450	987,528
NEC Corp.	1,120,951	3,143,402
NEC Electronics Corp. (a)	22,300	216,303
NGK Insulators Ltd.	138,309	1,470,356
NGK Spark Plug Co. Ltd. (d)	88,000	736,633
NHK Spring Co. Ltd.	72,000	258,407
Nidec Corp.	64,542	3,228,113
Nikon Corp.	197,838	2,227,411
Nintendo Co. Ltd.	56,096	17,430,150
Nippon Building Fund, Inc.	300	2,966,412
Nippon Electric Glass Co. Ltd.	214,000	1,220,362
Nippon Express Co. Ltd.	505,546	2,258,744
Nippon Meat Packers, Inc.	90,740	1,135,556
Nippon Mining Holdings, Inc.	490,000	1,440,724
Nippon Oil Corp.	770,129	2,884,861
Nippon Paper Group, Inc.	575	1,907,241
Nippon Sheet Glass Co. Ltd.	400,000	1,159,360
Nippon Steel Corp.	2,931,661	9,110,635
Nippon Telegraph & Telephone Corp.	2,938	12,937,933
Nippon Yusen KK	666,578	3,605,952
Nipponkoa Insurance Co. Ltd.	391,000	2,471,110
Nishi-Nippon City Bank Ltd.	456,000	949,503
Nissan Chemical Industries Co. Ltd.	86,000	752,286
Nissan Motor Co. Ltd.	1,309,948	4,414,075
Nissay Dowa General Insurance Co. Ltd.	65,000	299,937
Nisshin Seifun Group, Inc.	87,590	980,656
Nisshin Steel Co. Ltd.	503,000	731,579
Nisshinbo Industries, Inc.	75,000	517,160
Nissin Food Holdings Co. Ltd.	44,323	1,576,836
Nitori Co. Ltd.	23,750	1,689,861
Nitto Denko Corp.	88,494	1,475,054
NOK Corp.	53,600	403,248
Nomura Holdings, Inc.	1,016,747	7,381,322
Nomura Real Estate Holdings, Inc. (d)	42,800	638,171
Nomura Real Estate Office Fund, Inc.	131	759,381
Nomura Research Institute Ltd.	71,600	1,348,540
NSK Ltd.	241,576	889,764
NTN Corp.	237,611	718,527
NTT Data Corp.	698	2,512,420
NTT DoCoMo, Inc.	8,899	14,885,630
Common Stocks - continued
	Shares	Value
Japan - continued
NTT Urban Development Co.	748	$ 760,758
Obayashi Corp.	386,704	2,201,182
Obic Co. Ltd.	5,580	870,543
Odakyu Electric Railway Co. Ltd. (d)	334,000	2,537,240
Oji Paper Co. Ltd.	494,352	2,379,428
Olympus Corp. (d)	133,429	2,772,732
Omron Corp.	110,860	1,443,024
Ono Pharmaceutical Co. Ltd.	51,100	2,251,031
Onward Holdings Co. Ltd.	77,000	572,041
Oracle Corp. Japan	28,300	1,175,589
Oriental Land Co. Ltd. (d)	27,856	2,089,856
ORIX Corp.	53,228	3,286,023
Osaka Gas Co. Ltd.	1,116,525	4,240,856
Osaka Titanium Technolo Co. Ltd. (d)	7,800	195,061
Otsuka Corp.	8,500	385,110
Promise Co. Ltd. (d)	32,225	663,248
Rakuten, Inc. (d)	3,692	2,016,558
Resona Holdings, Inc. (d)	2,989	4,159,642
Ricoh Co. Ltd.	375,770	3,908,291
Rohm Co. Ltd.	54,244	2,576,831
Sankyo Co. Ltd. (Gunma)	32,900	1,793,544
Santen Pharmaceutical Co. Ltd.	41,600	1,101,266
Sanyo Electric Co. Ltd. (a)(d)	889,382	1,405,218
Sapporo Breweries Ltd.	146,578	854,284
Sapporo Hokuyo Holdings, Inc.	163	615,706
SBI Holdings, Inc.	9,841	1,531,188
Secom Co. Ltd.	111,467	5,166,881
Sega Sammy Holdings, Inc.	110,300	1,062,952
Seiko Epson Corp.	70,400	1,012,870
Sekisui Chemical Co. Ltd.	225,293	1,247,044
Sekisui House Ltd.	250,467	2,036,338
Seven & I Holdings Co. Ltd.	476,800	13,470,336
Seven Bank Ltd.	200	707,335
Sharp Corp.	584,675	3,939,842
Shikoku Electric Power Co., Inc.	86,400	2,662,426
Shimadzu Corp.	169,000	1,126,431
Shimamura Co. Ltd.	14,200	1,083,164
SHIMANO, Inc.	35,600	1,318,657
SHIMIZU Corp.	345,416	1,814,365
Shin-Etsu Chemical Co. Ltd.	227,462	8,663,406
Shinko Electric Industries Co.Ltd. (d)	34,500	201,434
Shinko Securities Co. Ltd.	337,000	677,033
Shinsei Bank Ltd. (d)	837,000	1,331,213
Shionogi & Co. Ltd.	170,091	3,684,089
Shiseido Co. Ltd.	173,950	3,228,914
Shizuoka Bank Ltd.	342,274	3,355,768
Showa Denko KK	656,336	961,463
Showa Shell Sekiyu KK	93,300	771,236
SMC Corp.	31,971	2,856,883
Softbank Corp. (d)	425,930	5,802,667
Sojitz Corp.	647,600	982,547
Sompo Japan Insurance, Inc.	494,712	2,857,393

	Shares	Value
Sony Corp.	576,785	$ 11,219,353
Sony Financial Holdings, Inc.	469	1,388,794
Square Enix Holdings Co. Ltd.	35,300	1,004,667
Stanley Electric Co. Ltd.	79,925	957,561
Sumco Corp.	69,500	672,675
Sumitomo Chemical Co. Ltd.	940,334	3,276,460
Sumitomo Corp.	617,242	5,412,251
Sumitomo Electric Industries Ltd.	406,906	3,065,526
Sumitomo Heavy Industries Ltd.	322,822	1,205,896
Sumitomo Metal Industries Ltd.	2,192,966	5,598,867
Sumitomo Metal Mining Co. Ltd.	296,065	2,812,881
Sumitomo Mitsui Financial Group, Inc.	3,781	13,649,106
Sumitomo Realty & Development Co. Ltd.	224,000	3,283,708
Sumitomo Rubber Industries Ltd.	95,800	871,091
Sumitomo Trust & Banking Co. Ltd.	817,344	3,686,045
Suzuken Co. Ltd.	34,560	772,058
Suzuki Motor Corp.	203,500	2,740,447
T&D Holdings, Inc.	113,300	4,232,301
Taiheiyo Cement Corp.	562,684	788,947
Taisei Corp.	618,594	1,216,864
Taisho Pharmaceutical Co. Ltd.	83,524	1,489,222
Taiyo Nippon Sanso Corp.	132,000	925,395
Takashimaya Co. Ltd.	178,000	1,277,681
Takeda Pharmaceutical Co. Ltd.	460,542	22,215,117
Takefuji Corp. (d)	61,941	432,945
TDK Corp.	66,725	2,255,119
Teijin Ltd.	510,341	1,415,092
Terumo Corp.	91,412	4,227,698
The Chugoku Bank Ltd.	91,000	1,255,928
The Hachijuni Bank Ltd.	235,000	1,199,958
The Suruga Bank Ltd.	135,000	1,364,550
THK Co. Ltd.	59,000	590,185
Tobu Railway Co. Ltd. (d)	498,297	2,695,611
Toho Co. Ltd. (d)	73,854	1,479,862
Toho Gas Co. Ltd.	271,000	1,570,932
Tohoku Electric Power Co., Inc.	247,690	5,999,816
Tokio Marine Holdings, Inc.	381,900	9,337,455
Tokuyama Corp.	130,000	987,548
Tokyo Broadcasting System, Inc.	17,300	227,541
Tokyo Electric Power Co.	696,718	20,667,528
Tokyo Electron Ltd.	97,318	2,642,463
Tokyo Gas Co. Ltd.	1,323,395	5,954,378
Tokyo Steel Manufacturing Co. Ltd.	60,500	561,510
Tokyo Tatemono Co. Ltd.	151,000	494,538
Tokyu Corp.	678,954	2,699,618
Tokyu Land Corp.	237,000	657,162
TonenGeneral Sekiyu KK (d)	160,856	1,546,789
Toppan Printing Co. Ltd.	298,013	2,229,563
Toray Industries, Inc. (d)	773,883	3,741,069
Toshiba Corp.	1,730,880	6,302,671
Tosoh Corp.	287,816	596,291
Toto Ltd.	157,185	967,090
Toyo Seikan Kaisha Ltd.	104,200	1,477,357
Toyo Suisan Kaisha Ltd.	45,000	1,050,016
Common Stocks - continued
	Shares	Value
Japan - continued
Toyoda Gosei Co. Ltd.	38,100	$ 478,791
Toyota Boshoku Corp.	39,500	316,595
Toyota Industries Corp.	95,086	1,857,545
Toyota Motor Corp.	1,570,851	50,352,736
Toyota Tsusho Corp.	114,300	1,083,560
Trend Micro, Inc.	55,500	1,614,419
Tsumura & Co.	28,300	906,121
Ube Industries Ltd.	503,605	1,001,203
Uni-Charm Corp.	21,860	1,502,775
UNY Co. Ltd.	98,000	862,384
Ushio, Inc.	59,500	705,384
USS Co. Ltd.	14,140	883,288
West Japan Railway Co.	1,006	4,463,158
Yahoo! Japan Corp. (d)	8,419	2,730,868
Yakult Honsha Co. Ltd. (d)	47,366	866,336
Yamada Denki Co. Ltd.	49,905	2,584,804
Yamaguchi Financial Group, Inc.	107,000	1,006,519
Yamaha Corp.	82,343	757,345
Yamaha Motor Co. Ltd.	126,300	1,193,355
Yamato Holdings Co. Ltd.	216,232	2,807,826
Yamato Kogyo Co. Ltd.	27,500	612,902
Yamazaki Baking Co. Ltd.	84,000	1,114,492
Yaskawa Electric Corp.	166,000	722,570
Yokogawa Electric Corp.	146,200	764,884
TOTAL JAPAN		1,025,654,354
Luxembourg - 0.4%
ArcelorMittal SA (France)	500,869	12,073,560
Millicom International Cellular SA unit	38,150	1,409,110
SES SA FDR (France) unit	170,542	2,998,312
Tenaris SA	255,098	2,677,388
TOTAL LUXEMBOURG		19,158,370
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,917,000	434,135
Netherlands - 2.4%
Aegon NV	809,726	3,847,944
Akzo Nobel NV	148,800	5,088,970
ASML Holding NV (Netherlands)	246,277	3,759,162
Corio NV	23,283	1,064,129
EADS NV (d)	178,623	2,843,541
Fugro NV (Certificaten Van Aandelen) unit	36,851	1,174,736
Heineken Holding NV (A Shares)	66,200	1,720,910
Heineken NV (Bearer)	141,125	3,895,903
ING Groep NV (Certificaten Van Aandelen)	1,124,891	9,499,025
James Hardie Industries NV unit	232,144	578,203
Koninklijke Ahold NV	655,613	7,312,751
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	30,000	858,851
Koninklijke KPN NV	1,024,047	14,151,321

	Shares	Value
Koninklijke Philips Electronics NV	595,534	$ 9,724,332
Randstad Holdings NV (d)	53,212	996,288
Reed Elsevier NV	337,975	3,998,126
Royal DSM NV	72,529	1,682,508
SBM Offshore NV	79,084	1,237,512
SNS Reaal (a)	70,218	435,302
STMicroelectronics NV	387,082	2,555,345
TNT NV	209,829	4,398,289
Unilever NV (Certificaten Van Aandelen)	921,703	21,528,128
Wolters Kluwer NV (Certificaten Van Aandelen)	159,021	2,694,900
TOTAL NETHERLANDS		105,046,176
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	744,967
Contact Energy Ltd.	185,189	687,264
Fletcher Building Ltd.	350,759	1,076,088
Sky City Entertainment Group Ltd.	289,621	501,586
Telecom Corp. of New Zealand Ltd.	1,193,653	1,630,773
TOTAL NEW ZEALAND		4,640,678
Norway - 0.6%
Aker Solutions ASA	95,050	550,664
DnB Nor ASA	446,259	1,701,516
Norsk Hydro ASA	391,130	1,427,882
Orkla ASA (A Shares)	486,145	2,814,353
Renewable Energy Corp. AS (a)(d)	81,600	770,730
StatoilHydro ASA	741,181	12,588,790
Telenor ASA	468,508	2,552,224
Yara International ASA (d)	102,167	1,703,517
TOTAL NORWAY		24,109,676
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	1,502,067	1,533,942
Banco Espirito Santo SA (BES) (Reg.)	130,832	967,031
Brisa Auto-Estradas de Portugal SA (d)	166,305	1,251,620
Cimpor-Cimentos de Portugal SGPS SA (d)	177,684	826,801
Energias de Portugal SA	1,096,731	3,732,899
Galp Energia SGPS SA Class B	101,175	1,111,646
Jeronimo Martins SGPS SA	120,000	627,654
Portugal Telecom SGPS SA (Reg.)	379,825	2,823,447
ZON MULTIMEDIA - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (d)	100,950	492,541
TOTAL PORTUGAL		13,367,581
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	586,100	573,772
CapitaLand Ltd.	1,009,000	1,848,743
CapitaMall Trust	788,000	886,096
City Developments Ltd.	275,000	1,051,396
ComfortDelgro Corp. Ltd.	1,139,784	1,025,338
Cosco Corp. Singapore Ltd.	462,000	216,973
Common Stocks - continued
	Shares	Value
Singapore - continued
DBS Group Holdings Ltd.	655,361	$ 4,074,873
Fraser & Neave Ltd.	493,150	926,410
Jardine Cycle & Carriage Ltd.	85,267	589,954
Keppel Corp. Ltd.	641,000	1,780,791
Neptune Orient Lines Ltd.	230,000	158,222
Olam International Ltd. (d)	574,800	357,396
Oversea-Chinese Banking Corp. Ltd.	1,432,968	4,881,456
Parkway Holdings Ltd.	583,362	497,775
SembCorp Industries Ltd.	493,130	717,612
SembCorp Marine Ltd.	481,800	509,909
Singapore Airlines Ltd.	293,425	2,018,534
Singapore Exchange Ltd. (d)	522,000	1,691,890
Singapore Press Holdings Ltd.	940,021	2,207,352
Singapore Technologies Engineering Ltd.	896,161	1,398,955
Singapore Telecommunications Ltd.	4,576,827	7,719,876
United Overseas Bank Ltd.	696,846	6,075,162
UOL Group Ltd.	414,984	562,718
Wilmar International Ltd.	465,000	855,073
TOTAL SINGAPORE		42,626,276
Spain - 4.1%
Abertis Infraestructuras SA	148,483	2,515,236
Acerinox SA	77,561	1,044,411
Actividades de Construccion y Servicios SA (ACS)	111,168	4,411,175
Banco Bilbao Vizcaya Argentaria SA	1,998,243	20,749,910
Banco de Sabadell SA (d)	523,275	3,470,781
Banco de Valencia SA	100,201	1,003,857
Banco Popular Espanol SA (Reg.) (d)	445,711	3,562,079
Banco Santander SA	4,475,840	36,796,328
Bankinter SA	141,913	1,223,869
Cintra Concesiones de Infrastructuras de Transporte SA (d)	143,451	1,147,256
Corporacion Mapfre SA:
rights 11/28/08 (a)	442,393	5,657
(Reg.)	442,393	1,395,964
Criteria CaixaCorp, SA	438,725	1,498,474
EDP Renovaveis SA	96,250	602,223
Enagas SA	110,229	2,052,297
Fomento Construcciones y Contratas SA (FOCSA)	22,033	805,258
Gamesa Corporacion Tecnologica, SA	100,127	1,683,006
Gas Natural SDG SA Series E	60,438	1,677,178
Gestevision Telecinco SA (d)	85,744	758,315
Grifols SA	74,398	1,285,175
Grupo Acciona SA	15,962	1,452,735
Grupo Ferrovial SA	32,656	823,679
Iberdrola Renovables SA	482,388	1,627,033
Iberdrola SA	1,972,981	14,655,829
Iberia Lineas Aereas de Espana SA	226,270	562,589
Inditex SA	117,712	3,956,790
Indra Sistemas SA	57,627	1,177,474

	Shares	Value
Red Electrica Corporacion SA	59,607	$ 2,641,655
Repsol YPF SA	416,332	8,025,904
Telefonica SA	2,401,346	48,691,674
Union Fenosa SA	206,911	4,513,203
Vallehermoso SA (d)	40,258	389,461
Zardoya Otis SA (d)	74,583	1,295,906
TOTAL SPAIN		177,502,381
Sweden - 1.9%
Alfa Laval AB	199,000	1,561,147
Assa Abloy AB (B Shares)	192,121	1,861,666
Atlas Copco AB:
(A Shares)	357,960	2,524,314
(B Shares)	231,110	1,446,487
Electrolux AB (B Shares) (d)	155,044	1,315,484
Getinge AB:
rights 12/18/08 (a)	106,136	0
(B Shares) (d)	106,136	1,271,223
H&M Hennes & Mauritz AB (B Shares) (d)	290,481	10,726,088
Holmen AB (B Shares)	28,800	696,583
Husqvarna AB (B Shares) (d)	183,319	1,063,149
Investor AB (B Shares)	268,150	3,789,316
Lundin Petroleum AB (a)(d)	113,400	553,355
Modern Times Group MTG AB (B Shares)	25,800	450,982
Nordea Bank AB	1,164,968	8,393,750
Sandvik AB	589,014	3,469,704
Scania AB (B Shares)	190,916	1,502,521
Securitas AB (B Shares)	169,008	1,601,621
Skandinaviska Enskilda Banken AB (A Shares) (d)	251,075	2,122,772
Skanska AB (B Shares)	202,269	1,495,844
SKF AB (B Shares) (d)	191,400	1,524,504
SSAB Svenskt Stal AB:
(A Shares)	100,046	799,020
(B Shares)	43,508	329,395
Svenska Cellulosa AB (SCA) (B Shares)	301,612	2,439,658
Svenska Handelsbanken AB (A Shares)	264,064	4,392,661
Swedbank AB:
rights 12/16/08 (a)	209,387	0
(A Shares) (d)	209,387	1,508,583
Swedish Match Co.	134,750	2,056,381
TELE2 AB (B Shares)	157,259	1,284,186
Telefonaktiebolaget LM Ericsson (B Shares)	1,697,804	11,891,146
TeliaSonera AB	1,196,135	5,369,110
Volvo AB:
(A Shares)	210,160	966,690
(B Shares) (d)	657,834	2,931,216
TOTAL SWEDEN		81,338,556
Switzerland - 7.9%
ABB Ltd. (Reg.)	1,240,953	16,089,179
Actelion Ltd. (Reg.) (a)	55,349	2,494,310
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	73,289	$ 2,178,591
ARYZTA AG (a)	45,120	1,213,536
Baloise Holdings AG (Reg.)	29,422	1,645,071
BKW FMB Energie AG	9,979	916,296
Compagnie Financiere Richemont Series A	296,057	5,172,669
Credit Suisse Group (Reg.)	610,149	17,885,894
EFG International	29,984	480,957
Geberit AG (Reg.)	22,328	2,055,806
Givaudan AG	3,927	2,578,228
Holcim Ltd. (Reg.)	118,551	5,277,418
Julius Baer Holding Ltd.	116,042	3,809,312
Kuehne & Nagel International AG	33,261	2,030,116
Lindt & Spruengli AG	62	1,527,785
Lindt & Spruengli AG (participation certificate)	576	1,116,517
Logitech International SA (Reg.) (a)	91,601	1,196,001
Lonza Group AG	27,398	2,259,919
Nestle SA (Reg.)	2,195,385	79,528,397
Nobel Biocare Holding AG (Switzerland)	70,606	1,072,230
Novartis AG (Reg.)	1,354,270	63,208,951
Oc Oerlikon Corp. AG (Reg.) (a)(d)	3,613	260,136
Pargesa Holding SA	16,816	1,300,355
Roche Holding AG (participation certificate)	400,159	56,071,574
Schindler Holding AG (participation certificate)	30,666	1,247,632
SGS Societe Generale de Surveillance Holding SA (Reg.) (d)	2,911	2,478,466
Sonova Holding AG	25,693	1,388,313
Straumann Holding AG (d)	5,371	714,481
Sulzer AG (Reg.)	15,900	853,166
Swiss Life Holding AG	19,359	1,193,287
Swiss Reinsurance Co. (Reg.)	200,737	8,203,523
Swisscom AG (Reg.)	14,328	4,104,384
Syngenta AG (Switzerland)	58,547	10,527,164
The Swatch Group AG:
(Bearer)	18,340	2,167,588
(Reg.)	28,374	635,516
UBS AG (For. Reg.)	1,664,091	20,794,314
Zurich Financial Services AG (Reg.)	82,041	16,004,868
TOTAL SWITZERLAND		341,681,950
United Kingdom - 20.8%
3i Group PLC	231,544	1,472,492
Admiral Group PLC	99,981	1,517,418
AMEC PLC	174,822	1,419,378
Anglo American PLC (United Kingdom)	734,930	17,494,917
Antofagasta PLC	220,985	1,477,641
Associated British Foods PLC	214,169	2,237,788
AstraZeneca PLC (United Kingdom)	817,715	30,829,831
Aviva PLC	1,483,097	9,206,515
BAE Systems PLC	1,954,234	10,697,693

	Shares	Value
Balfour Beatty PLC	249,994	$ 1,179,664
Barclays PLC	4,566,015	12,106,886
Berkeley Group Holdings PLC unit	44,096	574,028
BG Group PLC	1,888,861	26,954,211
BHP Billiton PLC	1,244,087	22,509,933
BP PLC	10,668,981	86,463,517
British Airways PLC	297,921	715,375
British American Tobacco PLC (United Kingdom)	1,084,579	28,389,488
British Energy Group PLC	580,974	6,697,594
British Land Co. PLC (d)	268,286	2,171,562
British Sky Broadcasting Group PLC (BSkyB)	643,561	4,356,376
BT Group PLC	4,412,804	9,131,819
Bunzl PLC	154,773	1,513,211
Burberry Group PLC	270,236	858,008
Cable & Wireless PLC	1,420,960	3,273,751
Cadbury PLC	743,500	6,295,359
Cairn Energy PLC (a)	70,013	1,829,827
Capita Group PLC	358,041	3,844,391
Carnival PLC	100,737	2,149,543
Carphone Warehouse Group PLC (d)	188,870	342,722
Centrica PLC	2,030,488	7,415,960
Centrica PLC rights 12/12/08 (a)	761,433	871,688
Cobham PLC	708,689	1,940,938
Compass Group PLC	1,024,240	4,846,996
Daily Mail & General Trust PLC Class A	162,018	738,665
Diageo PLC	1,379,871	19,238,122
Drax Group PLC	185,000	1,742,872
Eurasian Natural Resources Corp. PLC	172,914	744,593
Experian PLC	607,994	3,696,858
FirstGroup PLC	260,362	1,889,137
Friends Provident PLC	1,442,399	1,638,415
G4S PLC (United Kingdom)	715,020	2,239,978
Genting International PLC (a)	1,721,000	449,659
GKN PLC	400,495	511,949
GlaxoSmithKline PLC	3,014,819	52,139,453
Hammerson PLC (d)	154,457	1,234,792
Hays PLC	948,674	1,075,007
HBOS PLC	3,094,692	4,368,470
Home Retail Group PLC	455,895	1,431,196
HSBC Holdings PLC (United Kingdom) (Reg.)	6,820,473	74,400,700
Icap PLC	266,711	1,208,027
IMI PLC	211,274	837,703
Imperial Tobacco Group PLC	573,735	14,321,785
InterContinental Hotel Group PLC	155,271	1,268,087
International Power PLC	869,566	3,457,265
Invensys PLC (a)	452,871	1,153,705
Investec PLC	223,317	918,387
ITV PLC	1,895,460	1,036,717
J Sainsbury PLC	770,626	3,415,259
Johnson Matthey PLC	133,815	1,788,958
Kazakhmys PLC	115,397	461,578
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	1,334,092	$ 2,458,795
Land Securities Group PLC	260,313	3,793,765
Legal & General Group PLC	3,201,296	3,347,431
Liberty International PLC (d)	138,721	1,161,314
Lloyds TSB Group PLC	3,282,459	8,473,648
LogicaCMG PLC	810,055	827,083
London Stock Exchange Group PLC (d)	84,691	800,865
Lonmin PLC	84,647	1,112,349
Man Group PLC	991,932	3,862,504
Marks & Spencer Group PLC	910,976	3,180,601
Meggitt PLC	373,783	836,826
National Express Group PLC Class L	60,703	529,668
National Grid PLC	1,375,910	14,349,287
NEXT PLC	109,719	1,879,146
Old Mutual PLC	2,745,756	2,328,317
Pearson PLC	400,743	3,833,501
Prudential PLC	1,403,773	7,358,554
Reckitt Benckiser Group PLC	333,872	14,191,352
Reed Elsevier PLC	564,718	4,698,389
Rexam PLC	314,919	1,694,342
Rio Tinto PLC (Reg.)	564,174	14,031,523
Rolls-Royce Group PLC	1,040,844	5,021,276
Royal & Sun Alliance Insurance Group PLC	1,688,675	3,983,542
Royal Bank of Scotland Group PLC	9,163,893	7,866,656
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,021,230	54,287,353
Class B	1,528,130	40,120,959
SABMiller PLC	511,284	8,293,958
Sage Group PLC	678,943	1,741,920
Schroders PLC	76,285	998,001
Scottish & Southern Energy PLC	488,872	8,316,363
Segro PLC	231,621	794,512
Serco Group PLC	256,847	1,575,398
Severn Trent PLC	130,807	2,306,289
Shire PLC	307,312	4,278,779
Smith & Nephew PLC	519,106	3,882,267
Smiths Group PLC	212,027	2,739,143
Stagecoach Group PLC	301,322	811,567
Standard Chartered PLC:
rights 12/17/08 (a)	264,936	1,680,439
(United Kingdom)	803,642	10,484,718
Standard Life PLC	1,270,351	5,153,816
Tate & Lyle PLC	232,395	1,402,399
Tesco PLC	4,502,625	20,524,022
Thomas Cook Group PLC	240,632	605,032
Thomson Reuters PLC	119,712	2,405,028
Tomkins PLC	511,767	865,218
TUI Travel PLC	332,347	1,089,947
Tullow Oil PLC	414,024	3,340,044

	Shares	Value
Unilever PLC	731,856	$ 16,803,183
United Business Media Ltd.	140,213	923,795
United Utilities Group PLC	407,535	3,820,633
Vedanta Resources PLC	77,177	729,202
Vodafone Group PLC	29,968,826	58,776,959
Whitbread PLC	94,579	1,228,785
William Morrison Supermarkets PLC	1,398,255	5,234,122
Wolseley PLC	371,160	1,746,913
WPP PLC	610,358	3,406,346
Xstrata PLC	362,881	5,230,422
TOTAL UNITED KINGDOM		897,412,123
United States of America - 0.1%
Synthes, Inc.	34,434	3,990,793
TOTAL COMMON STOCKS (Cost $6,522,333,348)		4,141,884,463
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	34,341	629,734
Fresenius AG (non-vtg.)	47,894	2,670,927
Henkel AG & Co. KGaA	96,689	2,744,889
Porsche Automobil Holding SE	51,416	3,328,244
RWE AG (non-vtg.)	21,813	1,288,701
Volkswagen AG	61,040	2,497,809
TOTAL GERMANY		13,160,304
Italy - 0.1%
Intesa Sanpaolo SpA	494,288	1,060,942
Italcementi SpA Risp (non-vtg.)	37,590	220,812
Telecom Italia SpA (Risp)	3,274,139	2,806,889
UNIPOL Assicurazioni SpA	592,373	597,269
TOTAL ITALY		4,685,912
United Kingdom - 0.0%
Rolls-Royce Group PLC C Shares 0.00% (a)	55,501,960	85,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,084,262)		17,931,567
Government Obligations - 0.7%
Principal Amount
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.51% 12/26/08 to 6/4/09 (e) (Cost $30,694,775)	$ 30,800,000	30,782,783
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 1.29% (b)	106,946,546	$ 106,946,546
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	176,571,838	176,571,838
TOTAL MONEY MARKET FUNDS (Cost $283,518,384)		283,518,384
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $6,870,630,769)	4,474,117,197
NET OTHER ASSETS - (3.9)%	(166,540,834)
NET ASSETS - 100%	$ 4,307,576,363
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
134 CAC 40 10 Euro Index Contracts (France)	Dec. 2008	$ 5,559,705	$ 184,700
32 EUREX DAX Index Contracts (Germany)	Dec. 2008	4,748,508	(388,972)
918 EUREX Dow Jones EURO STOXX 50 Index Contracts	Dec. 2008	28,309,375	(3,657,833)
564 FTSE 100 Index Contracts (United Kingdom)	Dec. 2008	37,181,974	(2,542,477)
19 Hang Seng Index Contracts (Hong Kong)	Dec. 2008	1,714,636	127,409
25 IBEX 35 Index Contracts (Spain)	Dec. 2008	2,832,281	133,141
19 MIB S&P Index Contracts (Italy)	Dec. 2008	2,402,626	(589,472)
42 MSCI Index Contracts (Singapore)	Dec. 2008	1,162,932	44,117
476 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2008	3,768,104	188,039
152 SFE SPI 200 Index Contracts (Australia)	Dec. 2008	9,292,839	(1,538,980)
469 TOPIX 150 Index Contracts (Japan)	Dec. 2008	40,903,162	(10,172,492)
TOTAL EQUITY INDEX CONTRACTS		$ 137,876,142	$ (18,212,820)
The face value of futures purchased as a percentage of net assets - 3.2%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
14,020,000 AUD	Dec. 2008	$ 9,180,338	$ (1,617,803)
35,300,000 EUR	Dec. 2008	44,859,669	(1,720,357)
24,500,000 GBP	Dec. 2008	37,677,755	(4,599,674)
3,947,000,000 JPY	Dec. 2008	41,335,194	3,699,988
31,400,000 SEK	Dec. 2008	3,864,806	(689,366)
		$ 136,917,762	$ (4,927,212)
(Payable Amount $141,844,974)
The value of contracts to buy as a percentage of net assets - 3.2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,782,783.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,565,504
Fidelity Securities Lending Cash Central Fund	2,524,852
Total	$ 6,090,356
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,474,117,197	$ 1,410,378,378	$ 3,063,716,108	$ 22,711
Other Financial Instruments*	$ (23,140,032)	$ (18,212,820)	$ (4,927,212)	$ -
*Other financial instruments include Futures Contracts and Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 401,814
Total Realized Gain (Loss)	(838,423)
Total Unrealized Gain (Loss)	(1,315,313)
Cost of Purchases	329,874
Proceeds of Sales	(314,805)
Amortization/Accretion	-
Transfer in/out of Level 3	1,759,564
Ending Balance	$ 22,711

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $6,892,335,992. Net unrealized depreciation aggregated $2,418,218,795, of which $201,087,617 related to appreciated investment securities and $2,619,306,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2008

1.810711.104

STI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	21,960	$ 55,339
Amerigon, Inc. (a)(d)	19,084	71,183
ArvinMeritor, Inc.	36,209	143,026
ATC Technology Corp. (a)	13,201	228,245
BorgWarner, Inc.	81,589	1,930,396
Cooper Tire & Rubber Co.	67,375	322,726
Dana Holding Corp. (a)	36,800	34,960
Drew Industries, Inc. (a)	13,018	183,033
Exide Technologies (a)	67,099	301,946
Federal-Mogul Corp. Class A (a)	12,900	68,241
Fuel Systems Solutions, Inc. (a)	8,138	281,493
Gentex Corp.	122,769	1,076,684
Hayes Lemmerz International, Inc. (a)	23,987	16,791
Johnson Controls, Inc.	371,938	6,568,425
Lear Corp. (a)	74,632	176,878
Modine Manufacturing Co.	18,795	90,404
Noble International Ltd. (d)	15,109	6,497
Proliance International, Inc. (a)	1,414	352
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	18,321	14,290
Spartan Motors, Inc.	9,796	29,192
Standard Motor Products, Inc. (d)	5,058	12,594
Stoneridge, Inc. (a)	3,821	17,615
Strattec Security Corp.	781	11,715
Superior Industries International, Inc. (d)	18,127	221,693
Tenneco, Inc. (a)	40,482	132,781
The Goodyear Tire & Rubber Co. (a)	164,158	1,055,536
TRW Automotive Holdings Corp. (a)	29,395	104,646
Visteon Corp. (a)	75,964	56,973
WABCO Holdings, Inc.	41,436	615,739
		13,829,393
Automobiles - 0.1%
Coachmen Industries, Inc. (a)	3,894	6,620
Fleetwood Enterprises, Inc. (a)(d)	39,400	5,910
Ford Motor Co. (a)(d)	1,226,411	3,299,046
General Motors Corp. (d)	298,144	1,562,275
Harley-Davidson, Inc. (d)	147,848	2,514,894
Monaco Coach Corp.	30,658	25,753
Thor Industries, Inc.	18,266	285,680
Winnebago Industries, Inc.	26,601	156,414
		7,856,592
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	24,286
Core-Mark Holding Co., Inc. (a)	4,000	80,480
Genuine Parts Co.	100,085	3,918,328
LKQ Corp. (a)	109,133	1,137,166
Source Interlink Companies, Inc. (a)(d)	5,135	1,027
		5,161,287

	Shares	Value
Diversified Consumer Services - 0.4%
American Public Education, Inc.	15,237	$ 602,776
Apollo Group, Inc. Class A (non-vtg.) (a)	85,269	6,552,070
Brinks Home Security Holdings, Inc. (a)	25,000	500,000
Capella Education Co. (a)	15,227	911,488
Career Education Corp. (a)	59,456	1,098,747
Coinstar, Inc. (a)	25,148	466,747
Corinthian Colleges, Inc. (a)(d)	57,826	929,842
CPI Corp. (d)	2,388	2,603
DeVry, Inc.	39,731	2,283,738
H&R Block, Inc.	216,723	4,145,911
Hillenbrand, Inc.	45,573	725,522
ITT Educational Services, Inc. (a)	25,328	2,281,546
Jackson Hewitt Tax Service, Inc.	41,725	537,001
Learning Tree International, Inc. (a)	3,821	44,744
Matthews International Corp. Class A	21,051	859,512
Nobel Learning Communities, Inc. (a)	1,000	14,910
Pre-Paid Legal Services, Inc. (a)(d)	3,986	159,440
Princeton Review, Inc. (a)(d)	17,342	90,005
Regis Corp.	25,600	281,344
Service Corp. International	165,000	960,300
Sotheby's Class A (ltd. vtg.) (d)	71,779	713,483
Steiner Leisure Ltd. (a)	8,837	213,767
Stewart Enterprises, Inc. Class A	64,820	206,776
Strayer Education, Inc.	9,147	2,191,713
thinkorswim Group, Inc. (a)	23,100	149,226
Universal Technical Institute, Inc. (a)(d)	34,066	655,089
Weight Watchers International, Inc.	31,703	897,195
		28,475,495
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (a)	14,058	56,654
Ambassadors Group, Inc.	12,856	116,475
Ameristar Casinos, Inc.	11,703	89,645
Bally Technologies, Inc. (a)	40,848	754,463
BJ's Restaurants, Inc. (a)(d)	15,962	156,108
Bluegreen Corp. (a)	13,016	40,480
Bob Evans Farms, Inc.	23,966	401,910
Boyd Gaming Corp.	28,934	127,310
Brinker International, Inc.	49,637	329,590
Buffalo Wild Wings, Inc. (a)(d)	11,242	258,116
Burger King Holdings, Inc.	50,060	1,076,791
California Pizza Kitchen, Inc. (a)	20,879	161,812
Carnival Corp. unit	276,865	5,814,165
CBRL Group, Inc.	21,638	418,263
CEC Entertainment, Inc. (a)	25,244	434,449
Cedar Fair LP (depository unit)	26,153	351,496
Chipotle Mexican Grill, Inc. Class A (a)(d)	24,992	1,239,103
Choice Hotels International, Inc. (d)	20,476	514,152
Churchill Downs, Inc.	8,627	302,463
CKE Restaurants, Inc.	30,748	221,386
Darden Restaurants, Inc.	71,470	1,307,186
Denny's Corp. (a)	50,513	93,954
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc. (d)	14,923	$ 189,970
Domino's Pizza, Inc. (a)	20,289	78,316
Dover Downs Gaming & Entertainment, Inc.	1,755	6,336
Dover Motorsports, Inc.	11,625	17,438
Empire Resorts, Inc. (a)	15,456	27,048
Gaylord Entertainment Co. (a)(d)	24,853	228,399
Great Wolf Resorts, Inc. (a)	13,290	15,018
Icahn Enterprises LP	6,318	216,076
International Game Technology	184,816	1,979,379
International Speedway Corp. Class A	19,173	497,539
Interstate Hotels & Resorts, Inc. (a)	156	156
Interval Leisure Group, Inc. (a)	22,863	121,174
Isle of Capri Casinos, Inc. (a)(d)	7,404	24,877
Jack in the Box, Inc. (a)	30,018	525,315
Jamba, Inc. (a)(d)	40,851	25,328
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	138,189
Landry's Restaurants, Inc. (d)	4,778	55,377
Las Vegas Sands Corp. (a)	178,939	925,115
Life Time Fitness, Inc. (a)(d)	18,493	276,840
Littlefield Corp. (a)	2,520	731
Lodgian, Inc. (a)	4,642	10,212
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	74,460
Marcus Corp.	23,391	301,510
Marriott International, Inc. Class A	186,216	3,126,567
McCormick & Schmick's Seafood Restaurants (a)	16,005	57,618
McDonald's Corp.	731,898	42,999,008
MGM Mirage, Inc. (a)(d)	61,883	741,358
Monarch Casino & Resort, Inc. (a)(d)	5,587	50,283
Morgans Hotel Group Co. (a)(d)	24,428	97,712
MTR Gaming Group, Inc. (a)	6,687	16,851
Multimedia Games, Inc. (a)(d)	5,149	11,843
O'Charleys, Inc.	4,598	9,748
Orient Express Hotels Ltd. Class A (d)	21,956	150,399
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	612,171
Panera Bread Co. Class A (a)(d)	19,435	863,691
Papa John's International, Inc. (a)	24,389	432,173
Peet's Coffee & Tea, Inc. (a)(d)	12,913	291,446
Penn National Gaming, Inc. (a)	58,555	1,241,366
Pinnacle Entertainment, Inc. (a)(d)	115,133	656,258
Premier Exhibitions, Inc. (a)	1,600	1,216
Red Robin Gourmet Burgers, Inc. (a)(d)	11,155	135,979
Riviera Holdings Corp. (a)	6,000	24,900
Royal Caribbean Cruises Ltd. (d)	70,950	668,349
Rubio's Restaurants, Inc. (a)	5,755	12,719
Ruby Tuesday, Inc. (a)(d)	26,983	31,030
Ruth's Chris Steak House, Inc. (a)	25,925	38,628
Scientific Games Corp. Class A (a)(d)	46,137	692,516

	Shares	Value
Shuffle Master, Inc. (a)(d)	37,346	$ 159,841
Six Flags, Inc. (a)	72,418	17,380
Sonic Corp. (a)	71,268	602,215
SPEEDUS Corp. (a)	1,550	465
Speedway Motorsports, Inc.	7,046	97,446
Starbucks Corp. (a)	461,025	4,116,953
Starwood Hotels & Resorts Worldwide, Inc.	104,699	1,765,225
Texas Roadhouse, Inc. Class A (a)(d)	91,170	509,640
The Cheesecake Factory, Inc. (a)	34,919	254,210
The Steak n Shake Co. (a)	14,127	62,441
Town Sports International Holdings, Inc. (a)	15,248	43,152
Trump Entertainment Resorts, Inc. (a)(d)	19,908	6,199
Vail Resorts, Inc. (a)(d)	15,616	339,648
Wendy's/Arby's Group, Inc.	282,093	1,134,014
WMS Industries, Inc. (a)	34,550	851,658
Wyndham Worldwide Corp.	102,910	491,910
Wynn Resorts Ltd. (d)	35,259	1,404,013
Yum! Brands, Inc.	295,145	7,951,206
		92,772,219
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	1,524
American Greetings Corp. Class A	35,079	404,110
Bassett Furniture Industries, Inc.	2,149	9,133
Beazer Homes USA, Inc. (a)	17,239	31,203
Black & Decker Corp.	34,980	1,484,551
Blyth, Inc.	10,848	89,930
Brookfield Homes Corp. (d)	6,161	29,203
California Coastal Communities, Inc. (a)	6,643	3,454
Cavco Industries, Inc. (a)	10,167	307,653
Centex Corp.	93,463	856,121
Champion Enterprises, Inc. (a)	91,135	66,529
Cobra Electronics Corp.	1,200	1,116
Craftmade International, Inc.	2,030	3,309
CSS Industries, Inc.	12,000	273,600
D.R. Horton, Inc.	157,525	1,082,197
Dixie Group, Inc. (a)	3,463	10,458
Ethan Allen Interiors, Inc.	15,440	213,226
Flexsteel Industries, Inc.	2,030	14,027
Fortune Brands, Inc.	96,332	3,641,350
Furniture Brands International, Inc.	30,000	97,800
Garmin Ltd.	89,468	1,528,113
Harman International Industries, Inc.	34,012	511,881
Helen of Troy Ltd. (a)	41,487	649,686
Hooker Furniture Corp.	15,000	100,050
Hovnanian Enterprises, Inc. Class A (a)	21,663	47,442
iRobot Corp. (a)(d)	17,599	183,734
Jarden Corp. (a)	38,231	477,123
KB Home	41,336	480,738
Koss Corp.	1,552	17,507
La-Z-Boy, Inc. (d)	24,674	81,177
Leggett & Platt, Inc.	100,000	1,460,000
Lennar Corp. Class A	90,467	643,220
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lenox Group, Inc. (a)	2,200	$ 22
Libbey, Inc. (d)	3,319	6,638
Lifetime Brands, Inc. (d)	300	1,065
M.D.C. Holdings, Inc.	20,248	627,688
M/I Homes, Inc.	15,821	166,753
Meritage Homes Corp. (a)	34,176	423,782
Mohawk Industries, Inc. (a)(d)	29,202	897,669
National Presto Industries, Inc.	3,694	242,363
Newell Rubbermaid, Inc.	172,753	2,307,980
NVR, Inc. (a)	2,698	1,171,607
Orleans Homebuilders, Inc. (d)	3,981	8,161
Palm Harbor Homes, Inc. (a)(d)	5,872	43,512
Pulte Homes, Inc.	130,025	1,384,766
Rockford Corp. (a)	2,500	1,875
Russ Berrie & Co., Inc. (a)	3,505	7,185
Ryland Group, Inc.	37,577	637,682
Sealy Corp., Inc.	21,635	65,121
Skyline Corp. (d)	6,539	150,855
Snap-On, Inc.	34,091	1,228,981
Standard Pacific Corp. (a)(d)	114,480	220,946
Stanley Furniture Co., Inc.	5,015	31,093
Tempur-Pedic International, Inc.	42,000	293,580
The Stanley Works	45,853	1,457,667
Toll Brothers, Inc. (a)(d)	80,021	1,594,819
Tupperware Brands Corp.	45,380	892,625
Universal Electronics, Inc. (a)(d)	4,760	79,016
Whirlpool Corp. (d)	45,000	1,772,100
		30,516,716
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	105,029
Amazon.com, Inc. (a)(d)	195,467	8,346,441
Blue Nile, Inc. (a)(d)	13,187	314,642
dELiA*s, Inc. (a)	3,463	7,757
Drugstore.com, Inc. (a)	8,721	8,721
Expedia, Inc. (a)	134,594	1,130,590
Gaiam, Inc. Class A (a)	14,668	75,394
Hollywood Media Corp. (a)	1,200	1,212
HSN, Inc. (a)	22,863	85,508
Liberty Media Corp. - Interactive Series A (a)	352,121	926,078
Netflix, Inc. (a)(d)	33,534	770,611
NutriSystem, Inc.	14,474	202,781
Orbitz Worldwide, Inc. (a)(d)	15,000	36,450
Overstock.com, Inc. (a)	2,976	31,218
PetMed Express, Inc. (a)(d)	25,619	459,349
Priceline.com, Inc. (a)(d)	23,826	1,643,994
Shutterfly, Inc. (a)(d)	15,019	102,730
Stamps.com, Inc. (a)	4,851	42,980

	Shares	Value
Ticketmaster Entertainment, Inc. (a)	22,863	$ 91,223
ValueVision Media, Inc. Class A (a)	21,687	10,844
		14,393,552
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	5,971	36,125
Brunswick Corp.	159,627	432,589
Callaway Golf Co.	72,163	726,681
Eastman Kodak Co. (d)	194,231	1,470,329
Hasbro, Inc.	77,355	2,073,114
JAKKS Pacific, Inc. (a)	19,673	352,147
Johnson Outdoors, Inc. Class A	2,747	18,817
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	109,229
Marine Products Corp.	13,658	79,080
Mattel, Inc.	217,792	2,977,217
Meade Instruments Corp. (a)	2,600	390
Nautilus, Inc. (a)	6,001	17,643
Polaris Industries, Inc. (d)	17,627	481,217
Pool Corp.	47,772	823,112
RC2 Corp. (a)	10,486	111,466
Smith & Wesson Holding Corp. (a)(d)	23,199	47,790
Steinway Musical Instruments, Inc. (a)	5,374	95,765
Sturm Ruger & Co., Inc. (a)(d)	42,290	249,934
		10,102,645
Media - 2.3%
4Kids Entertainment, Inc. (a)	12,821	38,591
A.H. Belo Corp. Class A	8,701	17,576
Alloy, Inc. (a)	1,732	8,348
Arbitron, Inc.	16,342	229,278
Ascent Media Corp. (a)	8,597	171,940
Ballantyne of Omaha, Inc. (a)	100	171
Belo Corp. Series A	43,507	83,969
Cablevision Systems Corp. - NY Group Class A (d)	142,736	2,092,510
Carmike Cinemas, Inc.	16,306	49,570
CBS Corp. Class B	395,193	2,631,985
Charter Communications, Inc. Class A (a)	192,995	36,669
Cinemark Holdings, Inc.	31,385	236,329
Citadel Broadcasting Corp. (a)	81,876	14,738
CKX, Inc. (a)	23,871	105,032
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	26,451	193,621
Comcast Corp. Class A	1,786,176	30,972,292
Cox Radio, Inc. Class A (a)(d)	27,951	162,116
Crown Media Holdings, Inc. Class A (a)(d)	9,666	20,589
Cumulus Media, Inc. Class A (a)(d)	44,350	39,028
Discovery Communications, Inc. (a)	174,826	2,622,390
Discovery Communications, Inc. Class C (a)	1,648	24,934
DISH Network Corp. Class A (a)	141,965	1,572,972
Dolan Media Co. (a)(d)	10,000	43,100
DreamWorks Animation SKG, Inc. Class A (a)	40,000	924,000
E.W. Scripps Co. Class A	13,637	39,956
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
EDCI Holdings, Inc. (a)	859	$ 3,402
Emmis Communications Corp. Class A (a)	9,275	2,783
Entercom Communications Corp. Class A	17,572	19,153
Entravision Communication Corp. Class A (a)	53,671	41,327
Fisher Communications, Inc.	3,105	69,552
Gannett Co., Inc.	136,804	1,191,563
Gray Television, Inc.	8,695	5,130
Harris Interactive, Inc. (a)	6,269	4,702
Harte-Hanks, Inc.	52,908	315,861
Hearst-Argyle Television, Inc.	9,723	77,978
Image Entertainment, Inc. (a)	700	1,365
Insignia Systems, Inc. (a)	2,664	3,090
Interactive Data Corp.	21,445	496,666
Interpublic Group of Companies, Inc. (a)	281,949	1,153,171
John Wiley & Sons, Inc. Class A	34,061	1,224,834
Journal Communications, Inc. Class A	22,879	54,223
Knology, Inc. (a)(d)	33,900	192,552
Lamar Advertising Co. Class A (a)(d)	56,277	836,839
Lee Enterprises, Inc. (d)	27,681	28,788
Liberty Global, Inc. Class A (a)(d)	198,763	2,880,076
Liberty Media Corp.:
- Capital Series A (a)	88,904	294,272
- Entertainment Class A (a)	323,000	3,834,010
LIN TV Corp. Class A (a)	41,885	61,990
Live Nation, Inc. (a)(d)	34,464	168,529
LodgeNet Entertainment Corp. (a)	15,151	8,939
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	67,435
Marvel Entertainment, Inc. (a)(d)	34,169	1,006,277
McGraw-Hill Companies, Inc. (d)	207,037	5,175,925
Media General, Inc. Class A	25,296	48,821
Mediacom Communications Corp. Class A (a)(d)	70,280	177,808
Meredith Corp.	20,290	327,481
Morningstar, Inc. (a)(d)	12,506	402,693
National CineMedia, Inc.	37,485	305,128
Navarre Corp. (a)	6,926	4,294
New Frontier Media, Inc.	5,971	8,539
News Corp. Class A	1,518,548	11,996,529
Omnicom Group, Inc.	195,000	5,516,550
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	4,445	5,556
PRIMEDIA, Inc.	6,332	6,395
R.H. Donnelley Corp. (a)	35,467	19,507
Radio One, Inc. Class D (non-vtg.) (a)	27,442	7,445
RCN Corp. (a)	19,644	137,115
Regal Entertainment Group Class A	45,163	414,145
Regent Communication, Inc. (a)	7,397	814
Rentrak Corp. (a)	600	5,946
Saga Communications, Inc. Class A (a)	932	2,293

	Shares	Value
Salem Communications Corp. Class A (a)	2,015	$ 1,612
Scholastic Corp.	20,042	306,041
Scripps Networks Interactive, Inc. Class A	47,911	1,331,447
Sinclair Broadcast Group, Inc. Class A	28,926	91,406
Sirius XM Radio, Inc. (a)	2,211,957	460,751
Spanish Broadcasting System, Inc. Class A (a)	8,120	1,218
The DIRECTV Group, Inc. (a)	375,272	8,259,737
The McClatchy Co. Class A (d)	23,941	46,685
The New York Times Co. Class A (d)	75,000	565,500
The Walt Disney Co.	1,133,813	25,533,469
Time Warner Cable, Inc. (a)	101,995	2,070,499
Time Warner, Inc.	2,408,625	21,798,056
Valassis Communications, Inc. (a)	32,378	47,919
Viacom, Inc. Class B (non-vtg.) (a)	347,571	5,533,330
Virgin Media, Inc. (d)	212,123	1,003,342
Warner Music Group Corp. (d)	28,685	85,481
Washington Post Co. Class B (d)	3,838	1,519,464
World Wrestling Entertainment, Inc. Class A	31,232	363,228
		149,958,380
Multiline Retail - 0.6%
99 Cents Only Stores (a)	39,655	427,481
Big Lots, Inc. (a)(d)	50,502	884,795
Dillard's, Inc. Class A	44,543	163,027
Dollar Tree, Inc. (a)	59,115	2,504,111
Family Dollar Stores, Inc.	76,753	2,132,198
Fred's, Inc. Class A	51,615	593,573
JCPenney Co., Inc. (d)	118,000	2,240,820
Kohl's Corp. (a)	183,410	5,990,171
Macy's, Inc.	260,000	1,929,200
Nordstrom, Inc.	113,160	1,286,629
Retail Ventures, Inc. (a)	12,266	15,210
Saks, Inc. (a)(d)	70,770	305,019
Sears Holdings Corp. (a)(d)	43,256	1,568,030
Target Corp. (d)	452,556	15,278,291
The Bon-Ton Stores, Inc. (d)	8,752	10,327
Tuesday Morning Corp. (a)	10,850	12,152
		35,341,034
Specialty Retail - 1.8%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	3,776
Aaron Rents, Inc.	40,571	1,072,292
Abercrombie & Fitch Co. Class A	59,069	1,141,804
Advance Auto Parts, Inc.	56,033	1,701,162
Aeropostale, Inc. (a)(d)	40,000	604,800
America's Car Mart, Inc. (a)(d)	3,150	29,421
American Eagle Outfitters, Inc.	104,167	1,000,003
AnnTaylor Stores Corp. (a)	32,435	145,633
Asbury Automotive Group, Inc.	15,449	77,708
AutoNation, Inc. (a)	70,170	599,252
AutoZone, Inc. (a)	27,774	3,033,476
Barnes & Noble, Inc.	31,168	491,831
bebe Stores, Inc.	8,695	53,735
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	157,538	$ 3,196,446
Best Buy Co., Inc.	214,950	4,451,615
Big 5 Sporting Goods Corp.	18,888	71,586
Blockbuster, Inc. Class A (a)(d)	111,889	133,148
Books-A-Million, Inc.	5,135	11,246
Borders Group, Inc.	41,722	44,643
Brown Shoe Co., Inc.	58,199	328,242
Build-A-Bear Workshop, Inc. (a)	4,710	20,960
Cabela's, Inc. Class A (a)	22,572	141,075
Cache, Inc. (a)	3,350	6,868
CarMax, Inc. (a)(d)	123,190	937,476
Casual Male Retail Group, Inc. (a)(d)	8,101	5,185
Charlotte Russe Holding, Inc. (a)	4,919	24,595
Charming Shoppes, Inc. (a)(d)	65,546	98,319
Chico's FAS, Inc. (a)(d)	88,466	225,588
Christopher & Banks Corp.	21,140	71,242
Citi Trends, Inc. (a)	9,399	115,608
Coldwater Creek, Inc. (a)	20,231	38,844
Collective Brands, Inc. (a)	45,368	347,065
Conn's, Inc. (a)(d)	7,047	43,410
Cost Plus, Inc. (a)(d)	4,090	5,113
Dick's Sporting Goods, Inc. (a)	55,422	698,871
Dress Barn, Inc. (a)(d)	60,608	474,561
DSW, Inc. Class A (d)	18,311	184,026
Eddie Bauer Holdings, Inc. (a)	33,562	31,508
Emerging Vision, Inc. (a)	3,800	380
Finish Line, Inc. Class A	34,767	184,613
Foot Locker, Inc.	82,534	555,454
Gamestop Corp. Class A (a)	92,235	2,015,335
Gap, Inc.	337,962	4,400,265
Genesco, Inc. (a)	12,717	171,171
Group 1 Automotive, Inc.	48,665	510,496
Guess?, Inc.	30,361	401,676
Gymboree Corp. (a)	20,000	503,000
Haverty Furniture Companies, Inc. (d)	4,389	37,263
Hibbett Sports, Inc. (a)(d)	26,443	376,548
Home Depot, Inc.	1,097,268	25,357,863
Hot Topic, Inc. (a)	59,826	491,770
J. Crew Group, Inc. (a)(d)	42,069	426,580
Jo-Ann Stores, Inc. (a)	16,826	233,545
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	240,817
Kirkland's, Inc. (a)	2,250	5,513
Limited Brands, Inc.	199,728	1,859,468
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	5,804
Lowe's Companies, Inc.	942,177	19,465,377
MarineMax, Inc. (a)	3,071	8,537
Midas, Inc. (a)	17,549	145,306
Monro Muffler Brake, Inc.	15,678	319,988
Mothers Work, Inc. (a)	1,194	9,767
New York & Co., Inc. (a)	22,599	42,486
O'Reilly Automotive, Inc. (a)	89,461	2,332,248

	Shares	Value
Office Depot, Inc. (a)	155,219	$ 305,781
OfficeMax, Inc.	37,180	202,631
Pacific Sunwear of California, Inc. (a)	42,886	64,758
Penske Auto Group, Inc.	31,974	242,363
Perfumania Holdings, Inc. (a)(d)	325	1,303
PetSmart, Inc.	82,981	1,456,317
Pier 1 Imports, Inc. (a)	64,537	57,438
Pomeroy IT Solutions, Inc. (a)	3,416	10,350
RadioShack Corp.	79,250	780,613
Rent-A-Center, Inc. (a)	35,909	589,267
Rex Stores Corp. (a)	3,513	34,954
Ross Stores, Inc.	79,952	2,118,728
Sally Beauty Holdings, Inc. (a)(d)	63,165	274,768
Select Comfort Corp. (a)	29,583	10,650
Sherwin-Williams Co.	56,706	3,341,685
Shoe Carnival, Inc. (a)	3,092	29,003
Signet Jewelers Ltd. (d)	62,810	491,802
Sonic Automotive, Inc. Class A (sub. vtg.)	32,899	105,935
Sport Chalet:
Class A (a)	175	114
Class B (a)	25	19
Stage Stores, Inc.	23,109	133,570
Staples, Inc.	463,841	8,052,280
Stein Mart, Inc. (d)	10,292	16,056
Systemax, Inc.	7,631	74,631
Talbots, Inc. (d)	11,749	27,963
The Buckle, Inc. (d)	20,272	382,330
The Cato Corp. Class A (sub. vtg.)	24,368	340,177
The Children's Place Retail Stores, Inc. (a)	21,041	493,411
The Men's Wearhouse, Inc.	22,298	237,251
The Pep Boys - Manny, Moe & Jack	13,830	62,235
Tiffany & Co., Inc.	73,099	1,446,629
TJX Companies, Inc.	268,939	6,137,188
Tractor Supply Co. (a)	17,878	686,158
Trans World Entertainment Corp. (a)	3,463	5,195
TravelCenters of America LLC (a)	9,983	11,980
Tween Brands, Inc. (a)	17,713	68,018
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	21,560	154,801
Urban Outfitters, Inc. (a)	64,815	1,177,689
West Marine, Inc. (a)(d)	3,821	17,271
Wet Seal, Inc. Class A (a)	63,290	177,845
Williams-Sonoma, Inc.	47,290	331,503
Zale Corp. (a)(d)	26,205	155,396
Zumiez, Inc. (a)(d)	15,094	130,412
		112,201,871
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)(d)	34,191	145,312
Carter's, Inc. (a)	40,282	761,733
Cherokee, Inc.	7,207	115,961
Coach, Inc. (a)	201,185	3,601,212
Columbia Sportswear Co.	8,418	265,588
Crocs, Inc. (a)	38,013	48,277
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)	10,669	$ 636,299
Fossil, Inc. (a)	24,493	372,294
G-III Apparel Group Ltd. (a)	10,000	79,300
Hanesbrands, Inc. (a)	59,639	770,536
Iconix Brand Group, Inc. (a)	46,366	392,720
Jones Apparel Group, Inc.	55,726	285,874
K-Swiss, Inc. Class A	15,228	191,873
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	96,836
Liz Claiborne, Inc.	51,997	148,191
Maidenform Brands, Inc. (a)	15,782	146,141
Movado Group, Inc.	10,191	137,579
NIKE, Inc. Class B	227,443	12,111,340
Oxford Industries, Inc.	10,105	60,630
Perry Ellis International, Inc. (a)	2,923	15,843
Phillips-Van Heusen Corp.	37,458	653,268
Polo Ralph Lauren Corp. Class A (d)	33,080	1,429,056
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	78,427
Skechers U.S.A., Inc. Class (sub. vtg.) (a)	13,559	163,250
Steven Madden Ltd. (a)	16,880	288,817
Tarrant Apparel Group (a)	2,700	1,755
Timberland Co. Class A (a)	58,515	593,927
True Religion Apparel, Inc. (a)(d)	16,963	213,564
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	715,702
Unifi, Inc. (a)	65,760	305,784
Unifirst Corp.	6,314	174,961
VF Corp.	52,631	2,752,075
Volcom, Inc. (a)(d)	13,377	134,840
Warnaco Group, Inc. (a)	30,096	538,718
Wolverine World Wide, Inc.	36,170	696,996
		29,124,679
TOTAL CONSUMER DISCRETIONARY		529,733,863
CONSUMER STAPLES - 11.0%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	10,271	329,494
Brown-Forman Corp. Class B (non-vtg.)	55,342	2,428,960
Central European Distribution Corp. (a)	29,008	685,749
Coca-Cola Bottling Co. Consolidated	3,600	153,216
Coca-Cola Enterprises, Inc.	205,563	1,887,068
Constellation Brands, Inc. Class A (sub. vtg.) (a)	118,084	1,506,752
Dr Pepper Snapple Group, Inc. (a)(d)	168,188	2,714,554
Hansen Natural Corp. (a)	45,140	1,342,915
Jones Soda Co. (a)	17,449	6,105
Molson Coors Brewing Co. Class B	96,348	4,284,596

	Shares	Value
National Beverage Corp. (a)	8,950	$ 79,208
Pepsi Bottling Group, Inc.	81,051	1,466,213
PepsiAmericas, Inc.	35,504	595,047
PepsiCo, Inc.	1,015,044	57,552,995
The Coca-Cola Co.	1,380,432	64,700,848
		139,733,720
Food & Staples Retailing - 2.8%
Andersons, Inc. (d)	16,319	206,599
Arden Group, Inc. Class A	100	13,677
BJ's Wholesale Club, Inc. (a)(d)	39,726	1,421,396
Casey's General Stores, Inc.	25,817	765,474
Costco Wholesale Corp.	285,377	14,688,354
CVS Caremark Corp.	927,343	26,828,033
Ingles Markets, Inc. Class A	17,056	230,085
Kroger Co.	382,886	10,590,627
Nash-Finch Co.	13,340	598,432
Pricesmart, Inc.	7,191	98,229
Rite Aid Corp. (a)	341,401	177,529
Ruddick Corp.	23,792	650,949
Safeway, Inc.	274,244	5,978,519
Spartan Stores, Inc.	19,591	464,699
SUPERVALU, Inc.	130,365	1,552,647
Susser Holdings Corp. (a)	7,000	84,980
Sysco Corp.	388,479	9,109,833
The Great Atlantic & Pacific Tea Co. (a)(d)	22,907	119,116
The Pantry, Inc. (a)	24,367	471,258
United Natural Foods, Inc. (a)(d)	29,881	538,157
Wal-Mart Stores, Inc.	1,581,770	88,389,308
Walgreen Co.	638,293	15,791,369
Weis Markets, Inc.	5,971	188,803
Whole Foods Market, Inc. (d)	90,167	953,967
Winn-Dixie Stores, Inc. (a)	49,208	735,660
		180,647,700
Food Products - 1.6%
Alico, Inc. (d)	200	6,490
American Italian Pasta Co. Class A (a)	70	1,015
Archer Daniels Midland Co.	374,054	10,241,599
B&G Foods, Inc. Class A (d)	10,692	57,523
Bridgford Foods Corp. (a)	400	1,544
Bunge Ltd. (d)	81,383	3,455,522
Cal-Maine Foods, Inc. (d)	13,323	335,873
Campbell Soup Co.	149,580	4,794,039
Chiquita Brands International, Inc. (a)	28,314	315,701
ConAgra Foods, Inc.	287,184	4,235,964
Corn Products International, Inc.	43,177	1,183,050
Darling International, Inc. (a)	56,190	280,950
Dean Foods Co. (a)	97,825	1,424,332
Del Monte Foods Co.	171,807	1,017,097
Diamond Foods, Inc.	21,341	644,925
Farmer Brothers Co. (d)	3,606	85,282
Flowers Foods, Inc.	57,553	1,541,269
Fresh Del Monte Produce, Inc. (a)(d)	34,840	879,362
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.	203,395	$ 12,848,462
Green Mountain Coffee Roasters, Inc. (a)(d)	17,968	652,957
H.J. Heinz Co.	199,904	7,764,271
Hain Celestial Group, Inc. (a)	27,071	426,098
Hershey Co.	104,892	3,776,112
Hormel Foods Corp.	50,957	1,353,418
J&J Snack Foods Corp.	8,901	264,716
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	16,515
Kellogg Co.	153,887	6,683,312
Kraft Foods, Inc. Class A	868,698	23,637,273
Lancaster Colony Corp.	17,449	526,087
Lance, Inc. (d)	38,093	743,956
McCormick & Co., Inc. (non-vtg.)	69,908	2,081,161
Omega Protein Corp. (a)	7,368	30,651
Pilgrims Pride Corp. Class B	21,585	24,823
Ralcorp Holdings, Inc. (a)	32,674	2,044,085
Reddy Ice Holdings, Inc.	29,155	34,986
Sanderson Farms, Inc.	20,062	625,533
Sara Lee Corp.	443,142	4,068,044
Seneca Foods Group Class A (a)	2,582	45,676
Smithfield Foods, Inc. (a)(d)	102,558	698,420
Tasty Baking Co.	200	662
The J.M. Smucker Co.	72,921	3,308,426
Tootsie Roll Industries, Inc.	12,340	320,223
TreeHouse Foods, Inc. (a)(d)	17,645	419,775
Tyson Foods, Inc. Class A	152,436	1,022,846
Zapata Corp. (a)	880	5,236
		103,925,261
Household Products - 2.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	161,269
Church & Dwight Co., Inc.	41,165	2,446,848
Clorox Co.	89,071	5,269,440
Colgate-Palmolive Co.	328,847	21,398,074
Energizer Holdings, Inc. (a)	34,159	1,483,184
Kimberly-Clark Corp.	265,539	15,345,499
Oil-Dri Corp. of America	750	14,220
Procter & Gamble Co.	1,920,354	123,574,780
Spectrum Brands, Inc. (a)	7,046	1,339
WD-40 Co.	17,261	493,665
		170,188,318
Personal Products - 0.2%
Alberto-Culver Co.	63,990	1,373,865
Avon Products, Inc.	278,080	5,867,488
Bare Escentuals, Inc. (a)	59,157	279,221
Chattem, Inc. (a)(d)	10,426	756,615
Elizabeth Arden, Inc. (a)	20,607	290,559
Estee Lauder Companies, Inc. Class A	64,978	1,812,886
Herbalife Ltd.	35,081	623,740
Inter Parfums, Inc.	7,707	56,724

	Shares	Value
Mannatech, Inc. (d)	6,969	$ 15,680
NBTY, Inc. (a)	36,685	534,500
Nu Skin Enterprises, Inc. Class A	61,777	664,721
Prestige Brands Holdings, Inc. (a)	29,135	227,836
Revlon, Inc. (a)	12,057	90,910
USANA Health Sciences, Inc. (a)(d)	2,496	75,804
		12,670,549
Tobacco - 1.5%
Alliance One International, Inc. (a)	62,572	193,973
Altria Group, Inc.	1,329,418	21,377,041
Lorillard, Inc.	108,811	6,575,449
Philip Morris International, Inc.	1,362,594	57,446,963
Reynolds American, Inc.	110,063	4,521,388
Star Scientific, Inc. (a)(d)	17,410	53,275
Universal Corp. (d)	18,429	589,175
UST, Inc.	86,759	5,964,681
Vector Group Ltd. (d)	24,140	346,650
		97,068,595
TOTAL CONSUMER STAPLES		704,234,143
ENERGY - 12.8%
Energy Equipment & Services - 2.0%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	140,871
Atwood Oceanics, Inc. (a)	32,070	580,467
Baker Hughes, Inc.	196,545	6,845,662
Basic Energy Services, Inc. (a)	25,150	288,722
BJ Services Co.	189,562	2,272,848
Bristow Group, Inc. (a)(d)	26,059	589,715
Bronco Drilling Co., Inc. (a)(d)	23,244	148,297
Cal Dive International, Inc. (a)(d)	40,601	248,072
Cameron International Corp. (a)	144,027	3,038,970
Carbo Ceramics, Inc.	19,165	918,004
Complete Production Services, Inc. (a)	25,671	210,245
Dawson Geophysical Co. (a)	5,936	122,104
Diamond Offshore Drilling, Inc.	41,525	3,064,545
Dresser-Rand Group, Inc. (a)	55,969	935,242
Dril-Quip, Inc. (a)	15,639	307,776
ENSCO International, Inc.	87,799	2,845,566
Exterran Holdings, Inc. (a)	41,449	727,430
Exterran Partners LP	10,000	108,700
FMC Technologies, Inc. (a)	84,294	2,315,556
Global Industries Ltd. (a)	59,392	175,206
Grey Wolf, Inc. (a)(d)	141,083	773,135
Gulf Island Fabrication, Inc.	12,498	180,096
Gulfmark Offshore, Inc. (a)	15,302	433,047
Halliburton Co.	562,767	9,904,699
Helix Energy Solutions Group, Inc. (a)	46,821	301,059
Helmerich & Payne, Inc.	61,471	1,558,905
Hercules Offshore, Inc. (a)	96,203	559,901
Hornbeck Offshore Services, Inc. (a)(d)	14,462	244,119
IHS, Inc. Class A (a)	26,000	943,540
ION Geophysical Corp. (a)	40,726	122,178
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Key Energy Services, Inc. (a)	130,150	$ 618,213
Lufkin Industries, Inc.	8,637	425,890
Matrix Service Co. (a)	13,631	104,141
Mitcham Industries, Inc. (a)	1,791	7,683
Nabors Industries Ltd. (a)	186,549	2,704,961
NATCO Group, Inc. Class A (a)	17,884	324,237
National Oilwell Varco, Inc. (a)	267,290	7,561,634
Natural Gas Services Group, Inc. (a)	22,504	231,791
Newpark Resources, Inc. (a)	71,959	331,011
Noble Corp.	159,359	4,269,228
Oceaneering International, Inc. (a)	41,676	1,076,074
Oil States International, Inc. (a)	28,576	612,098
OYO Geospace Corp. (a)	1,552	35,324
Parker Drilling Co. (a)	58,520	179,071
Patterson-UTI Energy, Inc.	90,000	1,124,100
PHI, Inc. (non-vtg.) (a)	17,859	220,559
Pioneer Drilling Co. (a)	45,844	336,495
Pride International, Inc. (a)	107,602	1,744,228
Rowan Companies, Inc.	59,523	1,032,724
RPC, Inc.	19,909	171,217
Schlumberger Ltd. (NY Shares)	771,220	39,131,703
SEACOR Holdings, Inc. (a)(d)	24,139	1,596,312
Smith International, Inc.	135,442	3,960,324
Superior Energy Services, Inc. (a)	45,772	771,258
Superior Well Services, Inc. (a)	13,630	139,708
T-3 Energy Services, Inc. (a)	9,010	118,482
TETRA Technologies, Inc. (a)	38,187	184,061
Tidewater, Inc.	33,470	1,321,396
Transocean, Inc. (a)	204,631	13,685,721
Trico Marine Services, Inc. (a)(d)	3,463	13,229
Union Drilling, Inc. (a)	1,488	10,029
Unit Corp. (a)	26,446	758,471
Weatherford International Ltd. (a)	438,661	5,601,701
		131,307,751
Oil, Gas & Consumable Fuels - 10.8%
Alliance Resource Partners LP	12,763	338,092
Alon USA Energy, Inc. (d)	10,971	107,626
Alpha Natural Resources, Inc. (a)	42,854	950,930
Anadarko Petroleum Corp.	303,845	12,472,837
Apache Corp.	213,084	16,471,393
Arch Coal, Inc.	81,316	1,250,640
Arena Resources, Inc. (a)	21,322	564,393
Arlington Tankers Ltd.	16,838	161,140
Atlas America, Inc.	30,664	459,653
Atlas Energy Resources LLC	22,000	369,600
Atlas Pipeline Partners, LP	31,913	232,327
ATP Oil & Gas Corp. (a)(d)	14,183	94,742
Aventine Renewable Energy Holdings, Inc. (a)	13,661	10,929
Berry Petroleum Co. Class A	37,030	433,621
Bill Barrett Corp. (a)	31,882	713,200

	Shares	Value
Boardwalk Pipeline Partners, LP	23,345	$ 494,681
BP Prudhoe Bay Royalty Trust (d)	15,544	1,097,406
BPZ Energy, Inc. (a)(d)	33,632	207,173
BreitBurn Energy Partners LP	30,000	254,700
Brigham Exploration Co. (a)	22,535	68,281
Buckeye GP Holdings LP	7,000	98,700
Buckeye Partners LP	37,417	1,373,952
Cabot Oil & Gas Corp.	63,279	1,896,472
Callon Petroleum Co. (a)	25,119	61,542
Calumet Specialty Products Partners LP	7,489	68,899
Capital Product Partners LP	8,000	68,880
Carrizo Oil & Gas, Inc. (a)(d)	32,186	666,250
Cheniere Energy, Inc. (a)(d)	23,057	72,399
Chesapeake Energy Corp.	350,176	6,016,024
Chevron Corp.	1,330,008	105,083,932
Cimarex Energy Co.	50,000	1,418,500
Clayton Williams Energy, Inc. (a)	9,020	414,198
Clean Energy Fuels Corp. (a)(d)	25,224	122,336
CNX Gas Corp. (a)	21,396	664,774
Comstock Resources, Inc. (a)	34,313	1,438,744
Concho Resources, Inc. (a)	45,000	1,061,550
ConocoPhillips	908,029	47,689,683
CONSOL Energy, Inc. (d)	122,885	3,559,978
Contango Oil & Gas Co. (a)(d)	9,837	516,836
Continental Resources, Inc. (a)(d)	25,537	499,248
Copano Energy LLC	42,176	506,534
Cross Timbers Royalty Trust	9,000	259,200
Crosstex Energy LP	31,449	188,065
Crosstex Energy, Inc. (d)	29,878	123,994
CVR Energy, Inc. (a)	42,262	147,917
DCP Midstream Partners LP	25,948	212,774
Delek US Holdings, Inc.	38,177	209,974
Delta Petroleum Corp. (a)(d)	39,234	224,026
Denbury Resources, Inc. (a)	161,937	1,543,260
Devon Energy Corp.	269,225	19,475,737
Dht Maritime, Inc.	24,991	133,702
Dorchester Minerals LP	21,580	427,284
Duncan Energy Partners L.P.	9,000	116,280
Eagle Rock Energy Partners LP	10,000	79,200
Edge Petroleum Corp. (a)	12,945	3,108
El Paso Corp.	466,880	3,450,243
El Paso Pipeline Partners LP	13,577	239,498
Enbridge Energy Management LLC	9,174	258,799
Enbridge Energy Partners LP	38,000	1,073,500
Encore Acquisition Co. (a)	32,292	853,800
Encore Energy Partners LP	6,000	86,340
Energy Partners Ltd. (a)	16,402	55,439
Energy Transfer Equity LP	82,027	1,352,625
Energy Transfer Partners LP	46,449	1,538,855
Enterprise GP Holdings LP	25,000	467,000
Enterprise Products Partners LP	180,368	3,854,464
EOG Resources, Inc.	159,976	13,601,160
Evergreen Energy, Inc. (a)(d)	25,886	9,837
EXCO Resources, Inc. (a)	116,368	892,543
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	3,362,944	$ 269,539,910
Forest Oil Corp. (a)	44,530	777,049
Foundation Coal Holdings, Inc.	24,547	350,286
Frontier Oil Corp.	56,246	671,577
FX Energy, Inc. (a)(d)	15,412	54,713
Gasco Energy, Inc. (a)	113,818	70,556
General Maritime Corp.	37,703	488,631
Genesis Energy LP	15,445	156,767
GMX Resources, Inc. (a)(d)	13,349	383,517
Goodrich Petroleum Corp. (a)(d)	16,672	601,359
Gulfport Energy Corp. (a)	10,000	49,500
Harvest Natural Resources, Inc. (a)	18,697	120,222
Hess Corp.	188,144	10,167,302
HKN, Inc. (a)	68	296
Holly Corp.	24,445	444,655
Holly Energy Partners LP	2,500	50,025
Hugoton Royalty Trust	30,923	625,882
Inergy LP	24,477	407,297
International Coal Group, Inc. (a)	93,832	266,483
James River Coal Co. (a)(d)	20,322	230,858
K-Sea Transportation Partners LP	6,393	97,493
Kinder Morgan Energy Partners LP	105,976	5,138,776
Kinder Morgan Management LLC	44,455	1,833,769
Legacy Reserves LP	9,781	88,127
Linn Energy LLC	85,178	1,158,421
Magellan Midstream Holdings LP	16,165	223,077
Magellan Midstream Partners LP	46,328	1,390,767
Marathon Oil Corp.	460,341	12,051,727
Mariner Energy, Inc. (a)	47,703	524,256
Markwest Energy Partners LP	30,000	383,100
Massey Energy Co.	47,491	741,809
McMoRan Exploration Co. (a)	30,549	343,676
Meridian Resource Corp. (a)	10,597	9,961
Murphy Oil Corp.	118,857	5,235,651
Natural Resource Partners LP	18,742	311,492
Newfield Exploration Co. (a)	86,025	1,942,445
Noble Energy, Inc.	108,118	5,652,409
NuStar Energy LP	29,285	1,165,543
NuStar GP Holdings LLC	36,997	600,831
Occidental Petroleum Corp.	530,238	28,707,085
ONEOK Partners LP	31,000	1,445,530
Overseas Shipholding Group, Inc.	12,480	462,509
Pacific Ethanol, Inc. (a)(d)	13,826	9,263
Parallel Petroleum Corp. (a)	33,729	106,246
Patriot Coal Corp. (a)	44,344	375,594
Peabody Energy Corp.	171,628	4,021,244
Penn Virginia Corp.	23,690	711,411
Penn Virginia GP Holdings, L.P.	11,500	129,490
Penn Virginia Resource Partners LP	14,674	190,762

	Shares	Value
Petrohawk Energy Corp. (a)	159,738	$ 2,790,623
Petroleum Development Corp. (a)	12,746	244,723
Petroquest Energy, Inc. (a)	31,286	219,315
Pioneer Natural Resources Co.	83,179	1,670,234
Plains Exploration & Production Co. (a)	68,000	1,574,200
Quest Energy Partners LP	10,000	35,000
Quicksilver Resources, Inc. (a)	61,354	382,235
Range Resources Corp.	95,435	3,957,689
Regency Energy Partners LP	31,246	284,026
Rentech, Inc. (a)(d)	48,574	31,087
Rex Energy Corp. (a)	16,433	100,241
Rosetta Resources, Inc. (a)	40,250	303,083
SandRidge Energy, Inc.	81,277	720,114
Semgroup Energy Partners LP	8,000	21,200
Ship Finance International Ltd. (NY Shares) (d)	34,139	405,913
Southern Union Co.	75,563	1,038,236
Southwestern Energy Co. (a)	217,846	7,487,367
Spectra Energy Corp.	406,477	6,609,316
St. Mary Land & Exploration Co.	36,528	734,578
Stone Energy Corp. (a)	25,572	425,007
Sunoco Logistics Partners LP	11,551	513,673
Sunoco, Inc. (d)	71,267	2,832,151
Swift Energy Co. (a)	22,000	470,140
Syntroleum Corp. (a)	28,735	21,264
Targa Resources Partners LP	30,098	260,950
TC Pipelines LP	7,861	177,423
Teekay Corp.	27,734	454,560
Teekay LNG Partners LP	13,391	187,474
Teekay Offshore Partners LP	17,000	170,000
TEPPCO Partners LP	56,669	1,285,820
Tesoro Corp.	75,867	697,218
Toreador Resources Corp. (a)(d)	11,881	60,474
Transmontaigne Partners LP	5,000	70,000
TXCO Resources, Inc. (a)(d)	40,650	121,950
Ultra Petroleum Corp. (a)	98,387	3,997,464
Uranium Resources, Inc. (a)	35,013	17,857
USEC, Inc. (a)(d)	131,090	504,697
Vaalco Energy, Inc. (a)	43,000	270,900
Valero Energy Corp.	334,289	6,134,203
Venoco, Inc. (a)	12,178	40,675
Verenium Corp. (a)(d)	7,284	5,536
W&T Offshore, Inc.	21,307	298,298
Walter Industries, Inc.	32,000	583,680
Warren Resources, Inc. (a)	39,635	131,985
Western Refining, Inc.	33,616	254,809
Westmoreland Coal Co. (a)	6,000	56,880
Whiting Petroleum Corp. (a)	24,054	921,268
Williams Companies, Inc.	364,481	5,911,882
Williams Partners LP	38,333	538,195
Williams Pipeline Partners LP	10,000	147,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	17,378	$ 630,821
XTO Energy, Inc.	352,548	13,481,436
		691,726,138
TOTAL ENERGY		823,033,889
FINANCIALS - 15.0%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	25,000	700,000
AllianceBernstein Holding LP	30,489	536,911
Ameriprise Financial, Inc.	130,232	2,404,083
Bank of New York Mellon Corp.	739,980	22,354,796
BGC Partners, Inc. Class A	66,078	251,096
BlackRock, Inc. Class A	14,473	1,819,401
Broadpoint Securities Group, Inc. (a)	1,530	3,978
Calamos Asset Management, Inc. Class A	25,805	105,026
Charles Schwab Corp.	602,177	11,037,904
Cohen & Steers, Inc. (d)	20,212	231,225
Deerfield Capital Corp.	4,533	14,143
E*TRADE Financial Corp. (a)(d)	315,712	426,211
Eaton Vance Corp. (non-vtg.)	74,361	1,421,782
Evercore Partners, Inc. Class A	10,000	100,100
FBR Capital Markets Corp. (a)(d)	20,000	100,000
FCStone Group, Inc. (a)(d)	11,523	39,178
Federated Investors, Inc. Class B (non-vtg.)	67,548	1,340,828
Fortress Investment Group LLC	15,000	45,750
Franklin Resources, Inc.	101,953	6,193,645
GAMCO Investors, Inc. Class A	7,076	194,095
GFI Group, Inc. (d)	130,042	492,859
GLG Partners, Inc. (d)	122,500	311,150
Goldman Sachs Group, Inc.	260,229	20,555,489
Greenhill & Co., Inc. (d)	5,719	389,464
HFF, Inc. (a)	4,989	10,577
Invesco Ltd.	248,773	3,122,101
Investment Technology Group, Inc. (a)	26,281	439,681
Janus Capital Group, Inc.	98,588	803,492
Jefferies Group, Inc.	66,276	824,473
JMP Group, Inc.	3,457	12,687
KBW, Inc. (a)(d)	25,676	583,102
Knight Capital Group, Inc. Class A (a)	70,244	1,162,538
LaBranche & Co., Inc. (a)	68,828	337,257
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	2,003
Lazard Ltd. Class A	26,955	842,613
Legg Mason, Inc.	79,237	1,427,851
Merrill Lynch & Co., Inc.	841,127	11,119,699
MF Global Ltd. (a)(d)	44,000	115,280
Morgan Stanley	647,536	9,551,156
National Holdings Corp. (a)	1,200	504

	Shares	Value
Northern Trust Corp.	143,285	$ 6,575,349
Och-Ziff Capital Management Group LLC Class A (d)	18,000	89,460
optionsXpress Holdings, Inc.	43,413	611,689
Paulson Capital Corp. (a)	3,105	3,974
Penson Worldwide, Inc. (a)	12,876	84,982
Piper Jaffray Companies (a)(d)	12,762	483,552
Raymond James Financial, Inc. (d)	54,754	1,202,945
Riskmetrics Group, Inc.	21,527	321,613
Sanders Morris Harris Group, Inc.	28,032	147,448
SEI Investments Co.	96,300	1,488,798
Siebert Financial Corp.	2,700	4,347
State Street Corp.	279,857	11,784,778
Stifel Financial Corp. (a)	12,012	516,636
SWS Group, Inc.	20,138	294,418
T. Rowe Price Group, Inc. (d)	169,082	5,784,295
TD Ameritrade Holding Corp. (a)	166,073	2,208,771
The Blackstone Group LP	74,868	468,674
Thomas Weisel Partners Group, Inc. (a)(d)	30,673	130,974
TradeStation Group, Inc. (a)	25,693	180,365
U.S. Global Investments, Inc. Class A	8,884	44,509
W.P. Carey & Co. LLC	12,742	274,208
W.P. Stewart & Co. Ltd. (a)	2,090	7,838
Waddell & Reed Financial, Inc. Class A	48,665	654,058
Westwood Holdings Group, Inc.	1,501	46,981
		134,834,790
Commercial Banks - 3.5%
1st Source Corp.	5,265	116,936
Abigail Adams National Bancorp, Inc.	302	1,166
Amcore Financial, Inc. (d)	14,975	54,659
AmericanWest Bancorp (d)	9,499	13,489
Ameris Bancorp	7,595	72,608
Arrow Financial Corp.	4,861	140,920
Associated Banc-Corp.	74,000	1,608,020
BancFirst Corp.	5,958	261,616
BancorpSouth, Inc.	50,000	1,112,000
BancTrust Financial Group, Inc. (d)	4,882	60,927
Bank of Granite Corp.	15,998	50,714
Bank of Hawaii Corp.	35,000	1,561,350
Bank of the Ozarks, Inc.	28,624	779,145
Banner Corp. (d)	11,743	121,657
Bar Harbor Bankshares	3,125	82,969
BB&T Corp. (d)	349,131	10,463,456
BOK Financial Corp.	12,475	578,715
Boston Private Financial Holdings, Inc.	52,878	365,387
Bryn Mawr Bank Corp.	2,149	43,496
Capital City Bank Group, Inc.	6,535	193,044
Capital Corp. of the West (d)	10,237	13,410
Capitol Bancorp Ltd.	7,732	42,526
Cascade Bancorp (d)	17,960	122,128
Cathay General Bancorp	32,511	667,126
Center Bancorp, Inc.	5,075	42,529
Central Pacific Financial Corp.	43,309	554,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Chemical Financial Corp.	22,038	$ 545,000
Citizens & Northern Corp. (d)	10,210	225,131
Citizens Banking Corp., Michigan	60,213	142,103
City Bank Lynnwood, Washington (d)	15,020	98,982
City Holding Co.	15,865	561,938
City National Corp.	22,649	993,838
CoBiz, Inc.	13,382	146,399
Colonial Bancgroup, Inc. (d)	149,746	375,862
Columbia Banking Systems, Inc.	14,593	146,660
Comerica, Inc.	96,211	2,169,558
Commerce Bancshares, Inc.	39,900	1,748,019
Community Bancorp (a)(d)	13,777	29,758
Community Bank System, Inc.	22,618	521,571
Community Capital Corp.	483	3,014
Community Trust Bancorp, Inc.	9,412	307,302
Cullen/Frost Bankers, Inc.	33,600	1,821,456
CVB Financial Corp. (d)	51,544	578,839
East West Bancorp, Inc.	50,534	747,903
Eastern Virgina Bankshares, Inc.	955	8,118
Enterprise Financial Services Corp.	4,000	58,200
Fidelity Southern Corp.	3,480	7,830
Fifth Third Bancorp	358,028	3,422,748
Financial Institutions, Inc.	2,005	32,822
First Bancorp, North Carolina	10,694	184,365
First Bancorp, Puerto Rico	61,810	676,201
First Busey Corp. (d)	20,930	358,531
First Citizen Bancshares, Inc.	2,945	413,920
First Commonwealth Financial Corp.	56,201	674,974
First Community Bancshares, Inc.	8,000	232,240
First Financial Bancorp, Ohio	31,451	393,138
First Financial Bankshares, Inc. (d)	14,300	747,175
First Financial Corp., Indiana	8,925	371,816
First Horizon National Corp.	144,111	1,540,547
First M&F Corp.	2,524	19,914
First Merchants Corp.	18,116	365,400
First Midwest Bancorp, Inc., Delaware	45,414	836,072
First Regional Bancorp (a)	6,000	22,860
First State Bancorp.	16,034	24,372
First United Corp.	3,511	51,261
FirstMerit Corp.	43,708	961,576
FNB Corp., North Carolina	2,866	10,060
FNB Corp., Pennsylvania	55,526	686,301
Frontier Financial Corp., Washington (d)	26,384	75,458
Fulton Financial Corp.	110,295	1,226,480
Glacier Bancorp, Inc. (d)	33,042	587,487
Great Southern Bancorp, Inc. (d)	7,927	61,831
Green Bankshares, Inc.	8,000	130,480
Guaranty Bancorp (a)	16,227	32,129
Hancock Holding Co.	21,218	914,708
Hanmi Financial Corp. (d)	31,850	74,848
Harleysville National Corp., Pennsylvania	11,970	167,819

	Shares	Value
Hawthorn Bancshares, Inc.	1,433	$ 24,719
Heartland Financial USA, Inc. (d)	8,001	172,742
Heritage Commerce Corp.	7,114	88,427
Heritage Financial Corp., Washington	1,630	19,707
Home Bancshares, Inc.	26,545	701,319
Horizon Financial Corp. (d)	11,055	24,874
Huntington Bancshares, Inc.	230,448	1,843,584
IBERIABANK Corp.	15,932	838,820
Independent Bank Corp., Massachusetts	19,867	470,649
Independent Bank Corp., Michigan	13,306	33,265
Integra Bank Corp.	11,329	28,776
International Bancshares Corp.	37,525	881,838
Intervest Bancshares Corp. Class A	7,165	35,825
Investors Bancorp, Inc. (a)	30,000	420,000
Irwin Financial Corp. (d)	12,090	22,850
KeyCorp	336,074	3,152,374
Lakeland Bancorp, Inc. (d)	10,000	97,500
Lakeland Financial Corp.	8,000	177,520
M&T Bank Corp.	49,000	3,148,250
Macatawa Bank Corp. (d)	13,284	46,494
MainSource Financial Group, Inc.	8,776	136,818
Marshall & Ilsley Corp.	149,399	2,308,215
MB Financial, Inc.	34,327	895,591
MBT Financial Corp. (d)	1,800	6,210
Merchants Bancshares, Inc.	4,149	77,918
Midsouth Bancorp, Inc.	4,009	51,516
Midwest Banc Holdings, Inc.	4,350	7,743
Nara Bancorp, Inc.	20,658	224,346
National City Corp.	508,937	1,022,963
National Penn Bancshares, Inc. (d)	62,132	955,590
NBT Bancorp, Inc.	22,155	587,551
NewBridge Bancorp	8,389	27,180
North Valley Bancorp	4,941	23,470
Northern States Financial Corp.	1,314	9,356
Northrim Bancorp, Inc.	3,414	43,733
Northway Financial, Inc.	956	12,906
Old National Bancorp, Indiana	47,675	819,057
Old Second Bancorp, Inc.	7,309	109,489
Oriental Financial Group, Inc.	23,277	146,180
Pacific Capital Bancorp	28,849	455,814
Pacific Premier Bancorp, Inc. (a)	40	147
PacWest Bancorp	28,746	764,644
Park National Corp.	8,529	584,151
Peoples Bancorp, Inc.	1,660	28,950
Peoples Financial Corp., Mississippi	3,102	57,387
Pinnacle Financial Partners, Inc. (a)(d)	14,086	387,365
PNC Financial Services Group, Inc. (d)	221,662	11,697,104
Popular, Inc. (d)	161,476	1,009,225
Preferred Bank, Los Angeles California (d)	6,582	37,188
Princeton National Bancorp, Inc.	2,956	69,939
PrivateBancorp, Inc. (d)	25,680	800,189
Prosperity Bancshares, Inc.	29,030	958,280
Provident Bankshares Corp. (d)	63,757	600,591
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	443,584	$ 4,520,121
Renasant Corp.	18,028	348,842
Republic Bancorp, Inc., Kentucky Class A	21,178	469,093
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	11,241
S&T Bancorp, Inc.	20,636	701,418
S.Y. Bancorp, Inc.	7,621	201,880
Sandy Spring Bancorp, Inc.	12,869	251,846
SCBT Financial Corp.	5,000	169,750
Seacoast Banking Corp., Florida (d)	15,254	75,355
Security Bank Corp., Georgia (d)	13,464	16,157
Shore Bancshares, Inc. (d)	3,440	86,310
Signature Bank, New York (a)	27,723	826,145
Simmons First National Corp. Class A	5,974	175,516
South Financial Group, Inc.	77,559	335,055
Southside Bancshares, Inc.	9,608	213,778
Southwest Bancorp, Inc., Oklahoma	11,359	162,320
State Bancorp, Inc., New York (d)	4,423	53,076
StellarOne Corp.	9,915	163,498
Sterling Bancorp, New York	14,289	185,900
Sterling Bancshares, Inc.	95,935	642,765
Sterling Financial Corp., Washington	32,433	172,544
Suffolk Bancorp	9,724	321,864
Sun Bancorp, Inc., New Jersey	3,796	29,761
SunTrust Banks, Inc.	224,819	7,133,507
Superior Bancorp	3,571	16,998
Susquehanna Bancshares, Inc., Pennsylvania	59,662	911,635
SVB Financial Group (a)(d)	21,316	853,706
Synovus Financial Corp.	158,110	1,315,475
Taylor Capital Group, Inc.	7,332	60,489
TCF Financial Corp.	72,689	1,213,906
Temecula Valley Bancorp, Inc.	10,000	14,000
Texas Capital Bancshares, Inc. (a)(d)	13,293	213,353
TIB Financial Corp. (d)	2,191	10,407
Tompkins Financial Corp.	4,441	244,033
Trico Bancshares	14,031	334,078
Trustmark Corp.	48,414	966,343
U.S. Bancorp, Delaware	1,119,073	30,192,590
UCBH Holdings, Inc.	76,200	353,568
UMB Financial Corp.	21,290	1,017,875
Umpqua Holdings Corp. (d)	61,601	815,597
Union Bankshares Corp.	7,261	165,115
United Bankshares, Inc., West Virginia	24,558	816,554
United Community Banks, Inc., Georgia (d)	43,050	567,399
Valley National Bancorp	78,341	1,514,332
Vineyard National Bancorp (d)	16,431	963
Virginia Commerce Bancorp, Inc.	28,207	122,418
VIST Financial Corp.	1,594	14,027
W Holding Co., Inc.	63,508	19,687

	Shares	Value
Wachovia Corp.	1,409,149	$ 7,919,417
Washington Banking Co., Oak Harbor	6,532	54,869
Washington Trust Bancorp, Inc.	6,654	130,551
Webster Financial Corp.	50,225	753,375
Wells Fargo & Co.	2,266,815	65,488,285
WesBanco, Inc.	21,326	550,851
West Coast Bancorp, Oregon	16,191	79,336
Westamerica Bancorp.	19,075	1,014,027
Western Alliance Bancorp. (a)(d)	15,894	175,152
Whitney Holding Corp.	43,848	768,655
Wilmington Trust Corp., Delaware	49,762	1,203,743
Wilshire Bancorp, Inc. (d)	14,330	98,304
Wintrust Financial Corp. (d)	31,370	647,163
Zions Bancorp	68,000	2,168,520
		222,880,239
Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	28,794	49,238
Advanta Corp. Class B	19,860	58,587
American Express Co.	667,175	15,551,849
AmeriCredit Corp. (a)(d)	82,315	605,015
Capital One Financial Corp.	243,482	8,378,216
Cash America International, Inc.	19,211	518,889
CompuCredit Corp. (a)(d)	12,844	43,027
Consumer Portfolio Services, Inc. (a)	2,866	2,923
Discover Financial Services	262,762	2,688,055
Dollar Financial Corp. (a)(d)	20,747	157,262
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	509,393
First Cash Financial Services, Inc. (a)	11,672	179,982
First Marblehead Corp. (d)	26,295	36,550
Nelnet, Inc. Class A	25,839	340,041
Rewards Network, Inc. (a)	2,818	8,736
SLM Corp. (a)	302,955	2,790,216
Student Loan Corp.	1,260	47,716
United Panam Financial Corp. (a)	2,785	3,064
World Acceptance Corp. (a)	15,763	308,482
		32,277,241
Diversified Financial Services - 2.8%
Asset Acceptance Capital Corp. (a)(d)	7,523	48,749
Asta Funding, Inc. (d)	5,197	13,928
Bank of America Corp.	3,239,852	52,647,595
CIT Group, Inc.	177,649	593,348
Citigroup, Inc.	3,518,714	29,170,139
CME Group, Inc.	49,961	10,589,234
Encore Capital Group, Inc. (a)(d)	11,268	94,200
Financial Federal Corp.	19,924	382,939
Interactive Brokers Group, Inc. (a)	26,308	479,858
IntercontinentalExchange, Inc. (a)	45,382	3,340,115
JPMorgan Chase & Co.	2,235,989	70,791,412
KKR Financial Holdings LLC	100,684	98,670
Leucadia National Corp.	103,302	2,019,554
MarketAxess Holdings, Inc. (a)	26,498	169,587
Marlin Business Services Corp. (a)	13,466	59,924
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Medallion Financial Corp.	100	$ 700
MicroFinancial, Inc.	100	224
Moody's Corp. (d)	124,753	2,708,388
MSCI, Inc. Class A	40,443	624,035
NewStar Financial, Inc. (a)(d)	20,000	95,200
NYSE Euronext	144,695	3,445,188
PHH Corp. (a)	82,017	624,970
PICO Holdings, Inc. (a)	10,575	239,947
Portfolio Recovery Associates, Inc. (a)(d)	12,533	423,114
Resource America, Inc. Class A	2,747	11,537
The NASDAQ Stock Market, Inc. (a)(d)	96,879	2,082,899
		180,755,454
Insurance - 4.0%
21st Century Holding Co.	1,486	6,018
AFLAC, Inc.	306,197	14,176,921
Alleghany Corp. (d)	3,546	939,690
Allied World Assurance Co. Holdings Ltd.	27,000	954,720
Allstate Corp.	341,326	8,683,333
AMBAC Financial Group, Inc.	170,549	238,769
American Equity Investment Life Holding Co.	55,540	345,459
American Financial Group, Inc.	40,143	822,530
American Independence Corp. (a)(d)	587	2,231
American International Group, Inc.	1,449,220	2,912,932
American National Insurance Co.	7,054	520,726
American Physicians Capital, Inc.	8,587	329,311
Amerisafe, Inc. (a)	19,586	317,293
Amtrust Financial Services, Inc.	20,904	186,882
Aon Corp.	157,607	7,139,597
Arch Capital Group Ltd. (a)	32,655	2,213,682
Argo Group International Holdings, Ltd. (a)	14,976	473,841
Arthur J. Gallagher & Co.	62,655	1,553,844
Aspen Insurance Holdings Ltd.	46,213	851,706
Assurant, Inc.	58,000	1,262,660
Assured Guaranty Ltd.	38,194	429,301
Axis Capital Holdings Ltd.	101,545	2,570,104
Baldwin & Lyons, Inc. Class B	4,120	75,602
Berkshire Hathaway, Inc. Class A (a)	763	79,352,000
Brown & Brown, Inc.	76,582	1,523,982
CastlePoint Holdings Ltd.	16,100	165,186
Cincinnati Financial Corp.	99,956	2,922,713
Citizens, Inc. Class A (a)(d)	10,251	96,872
CNA Financial Corp.	15,858	218,206
CNA Surety Corp. (a)	10,202	123,546
Conseco, Inc. (a)	255,122	859,761
Crawford & Co. Class B (a)	12,173	136,825
Delphi Financial Group, Inc. Class A	27,295	330,270
eHealth, Inc. (a)	26,465	290,321
EMC Insurance Group	5,875	145,054

	Shares	Value
Employers Holdings, Inc.	42,267	$ 688,529
Endurance Specialty Holdings Ltd.	38,455	1,035,209
Enstar Group Ltd. (a)(d)	2,212	105,136
Erie Indemnity Co. Class A	22,010	824,054
Everest Re Group Ltd.	35,207	2,762,341
FBL Financial Group, Inc. Class A	15,106	171,755
Fidelity National Financial, Inc. Class A	128,782	1,587,882
First Acceptance Corp. (a)	4,717	16,038
First Mercury Financial Corp. (a)	10,000	121,600
Flagstone Reinsurance Holdings Ltd.	22,474	231,033
FPIC Insurance Group, Inc. (a)	8,482	393,056
Gainsco, Inc. (a)	123	172
Genworth Financial, Inc. Class A (non-vtg.)	282,624	409,805
Greenlight Capital Re, Ltd. (a)(d)	10,000	104,600
Hanover Insurance Group, Inc.	28,536	1,150,572
Harleysville Group, Inc.	9,568	360,522
Hartford Financial Services Group, Inc.	190,307	1,608,094
HCC Insurance Holdings, Inc.	66,133	1,541,560
Hilltop Holdings, Inc. (a)	49,607	483,668
Horace Mann Educators Corp.	27,796	236,822
Independence Holding Co.	2,923	15,053
Infinity Property & Casualty Corp.	16,435	754,202
Investors Title Co.	1,263	42,311
IPC Holdings Ltd.	43,667	1,222,676
Kansas City Life Insurance Co.	1,314	60,168
Lincoln National Corp.	155,907	2,140,603
Loews Corp.	233,219	6,387,868
Markel Corp. (a)	6,839	2,106,412
Marsh & McLennan Companies, Inc.	325,029	8,288,240
Max Capital Group Ltd.	52,456	606,391
MBIA, Inc. (d)	132,748	776,576
Meadowbrook Insurance Group, Inc.	54,430	305,352
Mercury General Corp.	16,723	760,729
MetLife, Inc. (d)	315,034	9,060,378
Montpelier Re Holdings Ltd.	74,764	1,029,500
National Financial Partners Corp. (d)	44,490	70,739
National Security Group, Inc.	1,845	9,520
National Western Life Insurance Co. Class A	1,133	182,402
Nationwide Financial Services, Inc. Class A (sub. vtg.) (d)	36,393	1,848,764
Navigators Group, Inc. (a)	13,450	730,335
Nymagic, Inc.	5,552	87,111
OdysseyRe Holdings Corp.	12,963	583,205
Old Republic International Corp.	158,026	1,621,347
OneBeacon Insurance Group Ltd.	15,601	170,051
PartnerRe Ltd.	32,469	2,271,531
Philadelphia Consolidated Holdings Corp. (a)	43,441	2,669,449
Phoenix Companies, Inc.	71,358	203,370
Platinum Underwriters Holdings Ltd.	33,130	1,018,085
PMA Capital Corp. Class A (a)	23,448	118,412
Presidential Life Corp.	6,351	68,337
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	150,839	$ 2,083,087
ProAssurance Corp. (a)	15,839	864,651
Progressive Corp.	416,361	6,253,742
Protective Life Corp.	39,211	365,447
Prudential Financial, Inc.	269,464	5,847,369
Reinsurance Group of America, Inc.	44,172	1,793,383
RenaissanceRe Holdings Ltd.	40,987	1,931,717
RLI Corp.	12,647	737,573
Safety Insurance Group, Inc.	7,319	256,751
SeaBright Insurance Holdings, Inc. (a)	11,665	123,182
Selective Insurance Group, Inc.	40,110	920,926
StanCorp Financial Group, Inc.	27,820	926,684
State Auto Financial Corp.	7,238	155,472
Stewart Information Services Corp.	6,986	81,736
Syncora Holdings Ltd. (d)	25,165	13,589
The Chubb Corp.	230,798	11,853,785
The First American Corp.	47,418	1,138,980
The Travelers Companies, Inc.	376,879	16,450,768
Torchmark Corp.	49,295	1,782,014
Tower Group, Inc.	23,335	532,271
Transatlantic Holdings, Inc.	21,540	853,846
Unico American Corp. (a)	4,102	28,714
United America Indemnity Ltd. Class A (a)	16,775	216,398
United Fire & Casualty Co.	14,183	303,374
Unitrin, Inc.	41,693	798,004
Unum Group	230,893	3,440,306
UTG, Inc. (a)	300	2,490
Validus Holdings Ltd.	16,600	385,784
W.R. Berkley Corp.	80,702	2,294,358
Wesco Financial Corp.	578	171,666
White Mountains Insurance Group Ltd.	5,658	1,527,660
XL Capital Ltd. Class A	205,012	1,031,210
Zenith National Insurance Corp.	29,762	981,848
		258,362,238
Real Estate Investment Trusts - 1.6%
Acadia Realty Trust (SBI)	30,459	425,817
Agree Realty Corp.	8,779	120,009
Alesco Financial, Inc. (d)	80,057	47,234
Alexanders, Inc.	2,401	510,933
Alexandria Real Estate Equities, Inc.	21,532	953,437
AMB Property Corp. (SBI) (d)	57,000	981,540
American Campus Communities, Inc.	34,771	778,523
American Land Lease, Inc.	3,584	18,744
Annaly Capital Management, Inc.	330,388	4,747,676
Anthracite Capital, Inc. (d)	24,616	74,340
Anworth Mortgage Asset Corp.	56,509	357,702
Apartment Investment & Management Co. Class A	53,511	613,771
Arbor Realty Trust, Inc. (d)	16,496	45,034
Ashford Hospitality Trust, Inc.	84,350	131,586

	Shares	Value
Associated Estates Realty Corp.	9,366	$ 82,046
AvalonBay Communities, Inc.	45,000	2,730,150
BioMed Realty Trust, Inc.	70,370	655,848
Boston Properties, Inc.	69,000	3,684,600
Brandywine Realty Trust (SBI)	59,818	294,305
BRE Properties, Inc.	30,000	880,800
BRT Realty Trust (d)	5,453	15,977
Camden Property Trust (SBI)	35,053	927,853
Capital Trust, Inc. Class A (d)	10,158	50,790
CapitalSource, Inc. (d)	130,341	679,077
CapLease, Inc. (d)	36,578	76,448
Capstead Mortgage Corp.	62,067	651,083
Care Investment Trust, Inc.	10,413	90,072
CBL & Associates Properties, Inc.	33,314	135,588
CBRE Realty Finance, Inc.	40,000	5,000
Cedar Shopping Centers, Inc.	41,816	196,535
Chimera Investment Corp.	90,000	268,200
Colonial Properties Trust (SBI)	37,575	213,050
Corporate Office Properties Trust (SBI)	23,798	707,039
Cousins Properties, Inc. (d)	20,981	226,175
Crystal River Capital, Inc. (d)	13,087	8,637
DCT Industrial Trust, Inc.	180,385	808,125
Developers Diversified Realty Corp.	91,875	441,000
DiamondRock Hospitality Co.	85,378	317,606
Digital Realty Trust, Inc.	41,476	1,134,783
Douglas Emmett, Inc. (d)	70,542	719,528
Duke Realty LP	106,138	871,393
DuPont Fabros Technology, Inc.	16,600	35,524
EastGroup Properties, Inc.	14,313	461,308
Education Realty Trust, Inc.	23,412	104,652
Entertainment Properties Trust (SBI)	18,000	441,540
Equity Lifestyle Properties, Inc.	12,301	425,615
Equity One, Inc. (d)	14,649	242,441
Equity Residential (SBI)	172,103	5,237,094
Essex Property Trust, Inc.	17,443	1,508,296
Extra Space Storage, Inc.	55,004	486,785
Federal Realty Investment Trust (SBI) (d)	37,000	2,140,080
FelCor Lodging Trust, Inc.	96,391	162,901
First Industrial Realty Trust, Inc. (d)	24,246	209,728
First Potomac Realty Trust	29,473	236,668
Franklin Street Properties Corp.	67,924	861,276
Friedman, Billings, Ramsey Group, Inc. Class A (d)	117,368	23,474
General Growth Properties, Inc.	150,665	207,918
Getty Realty Corp.	9,860	184,481
Gladstone Commercial Corp.	1,075	13,771
Glimcher Realty Trust	20,141	46,929
Gramercy Capital Corp.	15,559	17,737
Hatteras Financial Corp.	33,076	852,369
HCP, Inc.	151,596	3,133,489
Health Care REIT, Inc. (d)	62,000	2,356,000
Healthcare Realty Trust, Inc.	34,076	653,578
Hersha Hospitality Trust	41,950	147,664
Highwoods Properties, Inc. (SBI)	35,428	846,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	20,000	$ 780,000
Hospitality Properties Trust (SBI) (d)	55,415	635,056
Host Hotels & Resorts, Inc.	310,000	2,331,200
HRPT Properties Trust (SBI)	142,536	393,399
Inland Real Estate Corp.	49,435	552,189
Investors Real Estate Trust	24,777	243,558
iStar Financial, Inc. (d)	83,192	112,309
JER Investments Trust, Inc. (d)	14,053	18,972
Kilroy Realty Corp.	18,543	565,005
Kimco Realty Corp.	132,151	1,869,937
Kite Realty Group Trust	17,912	70,036
LaSalle Hotel Properties (SBI)	28,143	248,221
Lexington Corporate Properties Trust	41,316	200,383
Liberty Property Trust (SBI)	56,000	1,070,720
LTC Properties, Inc.	15,991	311,505
Mack-Cali Realty Corp.	40,000	758,800
Maguire Properties, Inc. (d)	23,156	43,996
Medical Properties Trust, Inc. (d)	60,649	377,843
MFA Mortgage Investments, Inc.	106,340	658,245
Mid-America Apartment Communities, Inc.	25,168	931,971
Mission West Properties, Inc.	21,235	160,112
Monmouth Real Estate Investment Corp. Class A	6,448	44,427
National Health Investors, Inc.	21,217	478,443
National Retail Properties, Inc.	52,876	709,067
Nationwide Health Properties, Inc. (d)	62,574	1,416,050
Newcastle Investment Corp.	28,577	51,153
NorthStar Realty Finance Corp. (d)	101,615	345,491
Omega Healthcare Investors, Inc.	45,000	595,800
One Liberty Properties, Inc.	11,695	113,208
Parkway Properties, Inc.	32,639	446,175
Pennsylvania Real Estate Investment Trust (SBI)	63,690	286,605
Plum Creek Timber Co., Inc. (d)	102,000	3,630,180
Post Properties, Inc.	21,746	340,977
Potlatch Corp.	30,259	807,310
ProLogis Trust (d)	152,434	583,822
PS Business Parks, Inc.	15,160	722,526
Public Storage	82,206	5,745,377
RAIT Financial Trust (SBI) (d)	28,276	67,014
Ramco-Gershenson Properties Trust (SBI)	27,394	135,052
Rayonier, Inc.	48,961	1,635,297
Realty Income Corp.	57,902	1,169,041
Redwood Trust, Inc. (d)	15,917	207,717
Regency Centers Corp.	44,782	1,594,687
Resource Capital Corp.	19,474	59,201
Saul Centers, Inc.	8,021	282,339
Senior Housing Properties Trust (SBI)	65,000	905,450
Simon Property Group, Inc.	143,354	6,809,315
SL Green Realty Corp.	36,500	692,040

	Shares	Value
Sovran Self Storage, Inc.	25,331	$ 687,990
Strategic Hotel & Resorts, Inc.	85,107	85,107
Sun Communities, Inc. (d)	28,385	310,816
Sunstone Hotel Investors, Inc.	27,687	132,067
Tanger Factory Outlet Centers, Inc.	15,447	565,978
Taubman Centers, Inc.	36,964	881,222
The Macerich Co. (d)	51,139	688,331
Transcontinental Realty Investors, Inc. (a)	600	7,200
U-Store-It Trust	33,000	181,500
UDR, Inc.	71,566	1,082,794
UMH Properties, Inc.	5,458	30,892
Universal Health Realty Income Trust (SBI)	6,111	191,702
Urstadt Biddle Properties, Inc.	365	5,475
Urstadt Biddle Properties, Inc. Class A	18,855	296,778
Ventas, Inc.	85,000	1,953,300
Vornado Realty Trust	89,537	4,785,753
Washington (REIT) (SBI) (d)	40,563	1,073,703
Weingarten Realty Investors (SBI)	45,000	641,700
Winthrop Realty Trust (d)	28,581	66,880
		103,591,802
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	1,964	57,035
Brookfield Properties Corp.	144,329	1,056,488
CB Richard Ellis Group, Inc. Class A (a)(d)	115,308	525,804
Consolidated-Tomoka Land Co.	2,829	97,176
Forest City Enterprises, Inc. Class A	46,164	275,137
Forestar Group, Inc. (a)(d)	15,504	71,784
FX Real Estate & Entertainment, Inc. (a)	4,774	1,623
Jones Lang LaSalle, Inc.	17,951	427,772
Maui Land & Pineapple, Inc. (a)	300	3,369
Meruelo Maddux Properties, Inc. (a)	13,300	6,251
Tejon Ranch Co. (a)(d)	9,238	241,204
The St. Joe Co. (a)(d)	58,103	1,534,500
Thomas Properties Group, Inc.	17,236	34,817
		4,332,960
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc.	23,617	69,198
Astoria Financial Corp.	62,011	1,144,723
Bank Mutual Corp.	45,827	469,727
BankAtlantic Bancorp, Inc. (non-vtg.) Class A	2,150	5,910
BankFinancial Corp.	10,309	112,677
BankUnited Financial Corp. Class A (d)	24,961	6,490
BCSB Bancorp, Inc. (a)	1,892	16,744
Beneficial Mutual Bancorp, Inc. (a)(d)	16,000	188,000
Berkshire Hills Bancorp, Inc.	6,481	187,949
Brookline Bancorp, Inc., Delaware	70,300	793,687
Camco Financial Corp.	404	2,214
Capitol Federal Financial	19,206	821,441
Centerline Holding Co.	38,417	10,373
CFS Bancorp, Inc.	800	5,800
Charter Financial Corp., Georgia	976	7,808
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Citizens South Banking Corp., Delaware	4,457	$ 30,575
Clifton Savings Bancorp, Inc.	17,436	204,699
Corus Bankshares, Inc. (d)	27,734	33,003
Dime Community Bancshares, Inc.	26,225	353,775
Doral Financial Corp. (a)(d)	1,074	7,840
ESB Financial Corp.	6,022	60,220
Fannie Mae	571,925	663,433
Farmer Mac Class C (non-vtg.)	7,000	31,010
First Defiance Financial Corp.	3,662	27,465
First Financial Holdings, Inc.	7,180	159,324
First Financial Service Corp.	2,933	35,167
First Niagara Financial Group, Inc.	79,012	1,225,476
First Place Financial Corp.	7,637	32,915
FirstFed Financial Corp. (a)	11,125	41,941
Flagstar Bancorp, Inc.	25,355	18,002
Flushing Financial Corp.	9,744	133,103
Freddie Mac	381,911	450,655
Guaranty Federal Bancshares, Inc.	1,075	5,977
Guaranty Financial Group, Inc. (a)(d)	15,504	41,861
HF Financial Corp.	3,182	42,957
Hingham Institution for Savings	1,751	46,839
Hudson City Bancorp, Inc.	307,706	5,141,767
Imperial Capital Bancorp, Inc.	5,075	15,682
Indiana Community Bancorp	2,634	31,292
MGIC Investment Corp.	103,137	280,533
NASB Financial, Inc.	1,400	40,642
New York Community Bancorp, Inc.	210,000	2,740,500
NewAlliance Bancshares, Inc.	65,417	901,446
Northwest Bancorp, Inc. (d)	16,404	351,538
OceanFirst Financial Corp.	6,806	101,546
Ocwen Financial Corp. (a)	16,398	133,644
Oritani Financial Corp. (a)(d)	4,300	72,541
Pamrapo Bancorp, Inc.	3,273	24,973
Parkvale Financial Corp.	597	7,755
People's United Financial, Inc.	106,000	2,021,420
Provident Financial Holdings, Inc.	1,612	8,060
Provident Financial Services, Inc.	44,816	671,792
Provident New York Bancorp	30,838	374,682
PVF Capital Corp.	4,876	11,654
Radian Group, Inc.	83,311	225,773
Riverview Bancorp, Inc.	7,997	27,990
Sovereign Bancorp, Inc.	466,199	1,151,512
TF Financial Corp.	1,890	35,910
TFS Financial Corp.	66,712	855,915
The PMI Group, Inc.	44,028	73,527
TierOne Corp.	11,942	35,945
Timberland Bancorp, Inc.	5,856	40,465
Tree.com, Inc. (a)	3,810	6,972
Triad Guaranty, Inc. (a)(d)	5,075	2,335
Trustco Bank Corp., New York	67,794	717,938
United Community Financial Corp., Ohio	12,926	24,301

	Shares	Value
ViewPoint Financial Group	10,000	$ 159,900
Washington Federal, Inc.	60,000	1,013,400
Westfield Financial, Inc.	8,879	91,631
Willow Financial Bancorp, Inc.	5,198	51,720
WSFS Financial Corp.	4,835	211,580
		25,147,259
TOTAL FINANCIALS		962,181,983
HEALTH CARE - 13.3%
Biotechnology - 2.4%
Aastrom Biosciences, Inc. (a)	1,900	703
Abraxis BioScience, Inc. (a)	2,220	129,448
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	29,376
Acorda Therapeutics, Inc. (a)	24,000	434,880
Alexion Pharmaceuticals, Inc. (a)	52,936	1,781,826
Alkermes, Inc. (a)	59,000	435,420
Alnylam Pharmaceuticals, Inc. (a)	22,000	401,060
Alseres Pharmaceuticals, Inc. (a)	1,080	1,620
Amgen, Inc. (a)	686,249	38,114,269
Amylin Pharmaceuticals, Inc. (a)	93,000	689,130
Antigenics, Inc. (a)	5,388	2,748
Arena Pharmaceuticals, Inc. (a)(d)	59,842	230,990
ARIAD Pharmaceuticals, Inc. (a)	84,946	112,978
ArQule, Inc. (a)	4,060	13,763
Array Biopharma, Inc. (a)(d)	66,004	249,495
AVI BioPharma, Inc. (a)	2,700	1,754
Avigen, Inc. (a)	1,600	1,072
BioCryst Pharmaceuticals, Inc. (a)	12,030	17,203
Biogen Idec, Inc. (a)	188,892	7,992,021
BioMarin Pharmaceutical, Inc. (a)(d)	61,480	1,047,004
BioSphere Medical, Inc. (a)	800	1,600
Celera Corp. (a)	51,459	501,211
Celgene Corp. (a)	294,513	15,344,127
Cell Genesys, Inc. (a)	103,415	24,820
Cephalon, Inc. (a)(d)	42,000	3,086,160
Cepheid, Inc. (a)	45,427	616,899
Cougar Biotechnology, Inc. (a)(d)	9,000	217,800
Cubist Pharmaceuticals, Inc. (a)(d)	35,855	880,599
CuraGen Corp. (a)	5,707	3,424
CV Therapeutics, Inc. (a)	43,000	389,580
Cytokinetics, Inc. (a)	14,366	37,208
Dendreon Corp. (a)(d)	116,579	568,906
Dyax Corp. (a)(d)	46,447	120,762
Dynavax Technologies Corp. (a)	35,880	7,933
Emergent BioSolutions, Inc. (a)	21,536	487,144
EntreMed, Inc. (a)	3,700	888
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	226,935
EPIX Pharmaceuticals, Inc. (a)	2,304	691
Exact Sciences Corp. (a)	3,245	1,421
Genelabs Technologies, Inc. (a)	1,960	2,509
Genentech, Inc. (a)	302,938	23,205,051
GenVec, Inc. (a)(d)	20,350	9,160
Genzyme Corp. (a)	172,285	11,029,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Geron Corp. (a)(d)	39,828	$ 139,398
Gilead Sciences, Inc. (a)	596,770	26,729,328
GTC Biotherapeutics, Inc. (a)	4,100	492
GTx, Inc. (a)(d)	15,000	221,550
Halozyme Therapeutics, Inc. (a)	46,200	171,402
Hemispherx Biopharma, Inc. (a)	800	360
Human Genome Sciences, Inc. (a)	109,259	189,018
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	26,067
Idera Pharmaceuticals, Inc. (a)(d)	9,000	63,270
IDM Pharma, Inc. (a)	442	822
ImmunoGen, Inc. (a)(d)	2,572	9,825
Immunomedics, Inc. (a)(d)	5,227	9,304
Incyte Corp. (a)	56,318	188,102
Indevus Pharmaceuticals, Inc. (a)(d)	49,609	124,023
Infinity Pharmaceuticals, Inc. (a)	53	346
InterMune, Inc. (a)(d)	32,726	376,676
Introgen Therapeutics, Inc. (a)(d)	6,886	1,997
Isis Pharmaceuticals, Inc. (a)(d)	74,678	856,557
Keryx Biopharmaceuticals, Inc. (a)	23,883	3,821
La Jolla Pharmaceutical Co. (a)	2,083	1,458
Lexicon Pharmaceuticals, Inc. (a)	6,506	11,125
Ligand Pharmaceuticals, Inc. Class B (a)	44,933	92,562
MannKind Corp. (a)(d)	36,288	114,307
Martek Biosciences (d)	26,025	727,399
Maxygen, Inc. (a)	6,687	32,766
Medarex, Inc. (a)	92,442	466,832
Metabolix, Inc. (a)(d)	16,896	118,103
Momenta Pharmaceuticals, Inc. (a)	11,130	99,057
Myriad Genetics, Inc. (a)(d)	30,636	1,816,102
Nabi Biopharmaceuticals (a)	12,447	49,664
Neose Technologies, Inc. (a)	1,356	475
Neurocrine Biosciences, Inc. (a)(d)	15,860	49,325
Neurogen Corp. (a)	500	50
Northfield Laboratories, Inc. (a)(d)	11,290	8,016
Novavax, Inc. (a)(d)	6,883	14,592
NPS Pharmaceuticals, Inc. (a)	65,066	399,505
Nuvelo, Inc. (a)	19,505	5,656
Omrix Biopharmaceuticals, Inc. (a)(d)	9,333	232,205
ONYX Pharmaceuticals, Inc. (a)(d)	40,824	1,147,154
Orchid Cellmark, Inc. (a)	3,164	2,721
OREXIGEN Therapeutics, Inc. (a)(d)	12,000	83,880
Orthologic Corp. (a)	7,445	3,350
Oscient Pharmaceuticals Corp. (a)	693	187
OSI Pharmaceuticals, Inc. (a)	39,211	1,458,649
Osiris Therapeutics, Inc. (a)(d)	10,000	190,300
Panacos Pharmaceuticals, Inc. (a)	50,213	9,540
PDL BioPharma, Inc.	82,000	785,560
Peregrine Pharmaceuticals, Inc. (a)	8,337	3,168
Pharmacopeia Drug Discovery, Inc. (a)	2,082	2,061
Pharmasset, Inc. (a)	18,329	301,879
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	141,553

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	39,166	$ 605,506
Repligen Corp. (a)	6,096	23,774
Rigel Pharmaceuticals, Inc. (a)(d)	23,551	174,748
Sangamo Biosciences, Inc. (a)(d)	43,327	106,584
Savient Pharmaceuticals, Inc. (a)(d)	30,093	111,344
SciClone Pharmaceuticals, Inc. (a)	7,834	7,051
Seattle Genetics, Inc. (a)(d)	42,640	369,262
Senomyx, Inc. (a)(d)	21,458	64,159
StemCells, Inc. (a)(d)	7,323	7,762
Telik, Inc. (a)(d)	13,264	2,785
Theravance, Inc. (a)(d)	50,642	338,289
TorreyPines Therapeutics, Inc. (a)	3,331	633
Trimeris, Inc. (d)	16,866	40,141
United Therapeutics Corp. (a)	16,533	906,504
Vanda Pharmaceuticals, Inc. (a)(d)	9,603	6,242
Vertex Pharmaceuticals, Inc. (a)	86,624	2,130,084
Vical, Inc. (a)	1,900	2,109
XOMA Ltd. (a)	118,882	111,749
Zymogenetics, Inc. (a)(d)	47,216	127,955
		151,069,514
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)(d)	35,896	475,981
Abiomed, Inc. (a)(d)	36,112	507,012
Accuray, Inc. (a)(d)	17,900	90,395
Advanced Medical Optics, Inc. (a)(d)	52,734	306,385
Align Technology, Inc. (a)(d)	51,536	360,752
American Medical Systems Holdings, Inc. (a)	51,602	454,098
Analogic Corp.	8,043	314,160
Angiodynamics, Inc. (a)	30,684	366,060
ArthroCare Corp. (a)(d)	17,284	226,075
Aspect Medical Systems, Inc. (a)(d)	6,586	20,087
Atrion Corp.	239	22,942
Baxter International, Inc.	408,188	21,593,145
Beckman Coulter, Inc.	35,798	1,560,077
Becton, Dickinson & Co.	144,072	9,152,894
BioLase Technology, Inc. (a)	4,009	4,009
Boston Scientific Corp. (a)	935,200	5,770,184
C.R. Bard, Inc.	60,915	4,996,857
Candela Corp. (a)	10,141	5,071
Cantel Medical Corp. (a)	10,922	103,213
Cardiac Science Corp. (a)	18,171	118,657
Cardiodynamics International Corp. (a)	1,172	750
Cerus Corp. (a)	7,762	8,150
Clarient, Inc. (a)	3,500	4,515
Conceptus, Inc. (a)(d)	36,912	542,606
CONMED Corp. (a)	22,708	533,865
Cooper Companies, Inc.	22,174	297,132
Covidien Ltd.	314,008	11,571,195
Cryolife, Inc. (a)	24,384	221,894
Cutera, Inc. (a)	17,971	159,762
Cyberonics, Inc. (a)	28,539	391,840
Cynosure, Inc. Class A (a)	4,942	45,664
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Datascope Corp.	8,463	$ 441,853
DENTSPLY International, Inc.	86,204	2,248,200
DexCom, Inc. (a)(d)	17,534	35,068
Edwards Lifesciences Corp. (a)	30,426	1,514,302
ev3, Inc. (a)(d)	46,492	232,460
Exactech, Inc. (a)	2,735	47,890
Fonar Corp. (a)	837	753
Gen-Probe, Inc. (a)	31,709	1,168,477
Greatbatch, Inc. (a)(d)	28,241	713,650
Haemonetics Corp. (a)(d)	14,315	818,675
HealthTronics, Inc. (a)	8,119	10,961
Hill-Rom Holdings, Inc. (d)	43,235	888,047
Hologic, Inc. (a)	172,228	2,421,526
Hospira, Inc. (a)	97,086	2,915,493
I-Flow Corp. (a)	11,248	44,767
ICU Medical, Inc. (a)	21,567	652,402
IDEXX Laboratories, Inc. (a)(d)	39,739	1,228,332
Immucor, Inc. (a)(d)	49,842	1,209,665
Insulet Corp. (a)(d)	6,260	30,611
Integra LifeSciences Holdings Corp. (a)(d)	13,035	410,472
Intuitive Surgical, Inc. (a)	25,221	3,342,539
Invacare Corp.	38,841	574,070
Inverness Medical Innovations, Inc. (a)(d)	52,028	914,132
IRIS International, Inc. (a)	15,470	198,016
IVAX Diagnostics, Inc. (a)	3,600	1,980
Kensey Nash Corp. (a)	28,556	527,715
Kewaunee Scientific Corp.	1,601	14,089
Kinetic Concepts, Inc. (a)	31,102	673,047
Masimo Corp. (a)	28,837	786,962
Medical Action Industries, Inc. (a)	15,016	129,288
Medtronic, Inc.	722,408	22,047,892
Mentor Corp. (d)	18,763	303,022
Meridian Bioscience, Inc.	30,499	726,791
Merit Medical Systems, Inc. (a)	27,493	398,923
Misonix, Inc. (a)	3,000	2,790
Natus Medical, Inc. (a)	19,219	244,273
Neogen Corp. (a)	7,911	178,709
Neoprobe Corp. (a)	100	58
North American Scientific, Inc. (a)	541	102
NuVasive, Inc. (a)(d)	32,642	1,124,517
NxStage Medical, Inc. (a)(d)	36,056	90,140
OraSure Technologies, Inc. (a)	23,767	81,758
Orthofix International NV (a)	8,645	103,481
Osteotech, Inc. (a)	3,427	6,717
Palomar Medical Technologies, Inc. (a)(d)	10,806	97,794
PLC Systems, Inc. (a)	400	14
Quidel Corp. (a)	35,947	489,958
ResMed, Inc. (a)	44,644	1,622,363
Retractable Technologies, Inc. (a)	6,105	7,753
RTI Biologics, Inc. (a)	25,405	69,102
Sirona Dental Systems, Inc. (a)	13,981	167,492

	Shares	Value
Somanetics Corp. (a)	5,971	$ 104,731
Sonic Innovations, Inc. (a)	3,941	4,177
SonoSite, Inc. (a)(d)	29,185	527,957
St. Jude Medical, Inc. (a)	213,824	5,993,487
Staar Surgical Co. (a)	3,978	7,200
Stereotaxis, Inc. (a)	28,535	137,253
Steris Corp.	32,480	898,072
Stryker Corp. (d)	204,130	7,944,740
SurModics, Inc. (a)(d)	11,705	266,172
Symmetry Medical, Inc. (a)	14,077	126,130
Synovis Life Technologies, Inc. (a)	11,000	157,410
Teleflex, Inc.	22,935	1,086,660
The Spectranetics Corp. (a)	20,955	59,093
Theragenics Corp. (a)	1,300	1,898
ThermoGenesis Corp. (a)	73,719	28,750
Thoratec Corp. (a)	33,069	827,717
TomoTherapy, Inc. (a)	19,200	44,352
Urologix, Inc. (a)	3,800	2,356
Varian Medical Systems, Inc. (a)(d)	80,038	3,230,334
Vnus Medical Technologies, Inc. (a)	10,000	150,000
Volcano Corp. (a)	19,293	314,862
West Pharmaceutical Services, Inc.	22,446	796,833
Wright Medical Group, Inc. (a)	29,021	492,196
Young Innovations, Inc.	2,508	28,842
Zimmer Holdings, Inc. (a)	142,616	5,322,429
Zoll Medical Corp. (a)	19,936	355,060
		141,093,229
Health Care Providers & Services - 1.9%
Aetna, Inc.	306,948	6,697,605
Air Methods Corp. (a)	13,436	212,961
Alliance Imaging, Inc. (a)	5,330	41,681
Almost Family, Inc. (a)	6,641	291,938
Amedisys, Inc. (a)	16,197	629,901
America Service Group, Inc. (a)	11,000	93,500
American Dental Partners, Inc. (a)	4,710	32,075
AMERIGROUP Corp. (a)	35,062	861,123
AmerisourceBergen Corp.	102,318	3,207,669
AMN Healthcare Services, Inc. (a)	24,202	215,882
AmSurg Corp. (a)	29,663	591,184
Animal Health International, Inc. (a)	5,300	7,791
Assisted Living Concepts, Inc. Class A (a)	49,001	228,835
athenahealth, Inc. (a)(d)	22,920	626,404
Bio-Reference Laboratories, Inc. (a)	13,966	311,302
BioScrip, Inc. (a)	8,518	11,925
Brookdale Senior Living, Inc.	26,715	108,730
Capital Senior Living Corp. (a)	30,965	84,225
Cardinal Health, Inc.	227,150	7,386,918
Catalyst Health Solutions, Inc. (a)	18,378	413,505
Centene Corp. (a)	31,879	589,762
Chemed Corp.	11,792	480,642
Chindex International, Inc. (a)(d)	10,687	64,122
CIGNA Corp.	163,000	1,973,930
Community Health Systems, Inc. (a)	54,081	706,298
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Corvel Corp. (a)	2,959	$ 65,394
Coventry Health Care, Inc. (a)	87,763	1,094,405
Cross Country Healthcare, Inc. (a)	17,031	148,340
DaVita, Inc. (a)	60,765	3,053,441
Dialysis Corp. of America (a)	3,005	20,885
Emergency Medical Services Corp. Class A (a)(d)	14,071	477,288
Express Scripts, Inc. (a)	133,018	7,649,865
Five Star Quality Care, Inc. (a)	28,197	39,758
Genoptix, Inc. (a)	7,604	241,275
Gentiva Health Services, Inc. (a)	28,072	708,257
Hanger Orthopedic Group, Inc. (a)	31,595	507,100
Health Management Associates, Inc. Class A (a)	124,688	182,044
Health Net, Inc. (a)	60,163	542,069
HealthSouth Corp. (a)(d)	67,868	667,821
Healthspring, Inc. (a)	40,674	593,434
Healthways, Inc. (a)	39,343	318,285
Henry Schein, Inc. (a)	52,635	1,880,649
HMS Holdings Corp. (a)(d)	18,275	539,113
Hooper Holmes, Inc. (a)	7,290	1,750
Humana, Inc. (a)	110,826	3,350,270
InVentiv Health, Inc. (a)	48,357	581,735
Kindred Healthcare, Inc. (a)	18,367	197,078
Laboratory Corp. of America Holdings (a)	72,233	4,576,683
Landauer, Inc.	12,764	732,909
LCA-Vision, Inc. (d)	8,343	33,038
LHC Group, Inc. (a)	14,902	497,429
LifePoint Hospitals, Inc. (a)	29,832	598,430
Lincare Holdings, Inc. (a)	39,845	953,491
Magellan Health Services, Inc. (a)	30,345	996,833
McKesson Corp.	179,139	6,259,117
Medcath Corp. (a)	8,479	62,575
Medco Health Solutions, Inc. (a)	321,270	13,493,340
Medical Staffing Network Holdings, Inc. (a)	4,777	2,962
Molina Healthcare, Inc. (a)	5,873	139,131
MWI Veterinary Supply, Inc. (a)	21,455	535,302
National Healthcare Corp.	2,394	108,664
NightHawk Radiology Holdings, Inc. (a)	15,857	45,985
Odyssey Healthcare, Inc. (a)	33,808	276,211
Omnicare, Inc.	73,202	1,764,900
Owens & Minor, Inc.	23,016	955,854
Patterson Companies, Inc. (a)	71,841	1,352,048
PDI, Inc. (a)	1,588	6,352
Pediatrix Medical Group, Inc. (a)	25,276	786,589
PharMerica Corp. (a)	13,819	229,672
Providence Service Corp. (a)(d)	15,408	25,269
PSS World Medical, Inc. (a)	37,351	649,534
Psychiatric Solutions, Inc. (a)(d)	32,367	818,885
Quest Diagnostics, Inc.	97,193	4,526,278

	Shares	Value
RehabCare Group, Inc. (a)	15,055	$ 219,050
ResCare, Inc. (a)	18,619	242,978
Rural/Metro Corp. (a)(d)	7,404	12,735
Skilled Healthcare Group, Inc.	11,461	124,008
SRI/Surgical Express, Inc. (a)	900	1,071
Sun Healthcare Group, Inc. (a)	24,223	242,714
Sunrise Senior Living, Inc. (a)	36,429	27,686
Tenet Healthcare Corp. (a)	298,034	360,621
Triple-S Management Corp.	16,998	185,278
U.S. Physical Therapy, Inc. (a)	12,075	146,108
UnitedHealth Group, Inc.	794,382	16,689,966
Universal American Financial Corp. (a)	13,972	138,882
Universal Health Services, Inc. Class B	30,000	1,114,500
VCA Antech, Inc. (a)	45,340	863,727
Wellcare Health Plans, Inc. (a)	24,178	216,635
WellPoint, Inc. (a)	330,067	11,750,385
		121,493,989
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	5,940
Allscripts Healthcare Solutions, Inc. (d)	36,249	279,117
AMICAS, Inc. (a)	9,737	14,508
Cash Technologies, Inc. (a)	3,400	340
Cerner Corp. (a)(d)	40,226	1,447,331
Computer Programs & Systems, Inc.	11,546	323,057
Eclipsys Corp. (a)(d)	40,841	535,834
Emageon, Inc. (a)	20,901	52,671
HLTH Corp. (a)(d)	102,138	957,033
IMS Health, Inc.	117,624	1,546,756
MedAssets, Inc.	14,182	180,111
Merge Healthcare, Inc.	11,344	9,642
Omnicell, Inc. (a)	29,246	331,650
Phase Forward, Inc. (a)	49,420	685,455
ProxyMed, Inc. (a)	63	0
Vital Images, Inc. (a)	11,918	138,964
		6,508,409
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	4,972	19,391
Affymetrix, Inc. (a)	95,802	262,497
Albany Molecular Research, Inc. (a)	27,799	263,813
AMAG Pharmaceuticals, Inc. (a)	17,373	585,123
Bio-Rad Laboratories, Inc. Class A (a)	13,098	971,348
Bruker BioSciences Corp. (a)	56,937	267,604
Caliper Life Sciences, Inc. (a)(d)	5,632	6,364
Cambrex Corp. (a)	21,547	74,984
Charles River Laboratories International, Inc. (a)	44,816	1,021,805
Covance, Inc. (a)	39,622	1,548,428
Cryo-Cell International, Inc. (a)	9,581	5,557
Dionex Corp. (a)	12,755	654,204
Enzo Biochem, Inc. (a)(d)	17,097	87,024
eResearchTechnology, Inc. (a)	28,484	160,650
Exelixis, Inc. (a)(d)	97,443	301,099
Harvard Bioscience, Inc. (a)	786	1,603
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)(d)	70,631	$ 1,554,588
Kendle International, Inc. (a)(d)	12,762	261,238
Life Technologies Corp. (a)(d)	104,403	2,724,918
Luminex Corp. (a)(d)	32,926	724,701
Medivation, Inc. (a)	20,015	298,424
Millipore Corp. (a)(d)	35,641	1,805,573
Nektar Therapeutics (a)(d)	124,526	591,499
PAREXEL International Corp. (a)	33,808	281,283
PerkinElmer, Inc.	75,005	1,354,590
Pharmaceutical Product Development, Inc.	74,806	1,970,390
PharmaNet Development Group, Inc. (a)	11,555	13,982
Sequenom, Inc. (a)	41,541	694,150
Strategic Diagnostics, Inc. (a)	3,100	3,038
Techne Corp.	27,995	1,735,970
Thermo Fisher Scientific, Inc. (a)	267,102	9,530,199
Varian, Inc. (a)	25,094	918,440
Waters Corp. (a)	64,417	2,655,913
		33,350,390
Pharmaceuticals - 6.2%
Abbott Laboratories	994,971	52,126,531
Acusphere, Inc. (a)	2,800	1,708
Adolor Corp. (a)	25,094	47,428
Akorn, Inc. (a)	30,000	49,200
Alexza Pharmaceuticals, Inc. (a)(d)	13,000	23,400
Allergan, Inc.	196,250	7,394,700
Alpharma, Inc. Class A (a)	32,656	1,178,882
Auxilium Pharmaceuticals, Inc. (a)(d)	31,359	682,999
AVANIR Pharmaceuticals Class A (a)	21,996	6,159
Barr Pharmaceuticals, Inc. (a)	68,274	4,464,437
BioMimetic Therapeutics, Inc. (a)(d)	5,000	43,000
Bristol-Myers Squibb Co.	1,270,057	26,290,180
Columbia Laboratories, Inc. (a)	7,190	12,007
CPEX Pharmaceuticals, Inc. (a)	293	3,077
Cypress Bioscience, Inc. (a)(d)	31,654	169,665
DepoMed, Inc. (a)	8,176	12,673
Discovery Laboratories, Inc. (a)(d)	3,800	3,762
Durect Corp. (a)	39,673	166,627
Eli Lilly & Co.	626,907	21,408,874
Emisphere Technologies, Inc. (a)	3,941	3,902
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,748,975
Forest Laboratories, Inc. (a)	195,921	4,737,370
Hi-Tech Pharmacal Co., Inc. (a)(d)	2,015	9,632
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	1,157
Immtech Pharmaceuticals, Inc. (a)	1,200	420
Inspire Pharmaceuticals, Inc. (a)(d)	17,519	63,068
Johnson & Johnson	1,809,102	105,977,195
King Pharmaceuticals, Inc. (a)	143,736	1,381,303
KV Pharmaceutical Co. Class A (a)(d)	25,710	117,752
Matrixx Initiatives, Inc. (a)	3,709	55,783
MDRNA, Inc. (a)	25,476	7,388

	Shares	Value
Medicines Co. (a)	30,000	$ 386,700
Medicis Pharmaceutical Corp. Class A	45,977	562,299
Merck & Co., Inc.	1,389,980	37,140,266
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	3,752
Mylan, Inc. (a)(d)	216,422	2,036,531
NitroMed, Inc. (a)	7,065	1,766
Noven Pharmaceuticals, Inc. (a)	16,093	184,265
Obagi Medical Products, Inc. (a)	10,991	74,409
Pain Therapeutics, Inc. (a)(d)	35,234	309,355
Par Pharmaceutical Companies, Inc. (a)	22,867	266,629
Penwest Pharmaceuticals Co. (a)	3,340	3,206
Perrigo Co.	47,847	1,646,415
Pfizer, Inc.	4,370,473	71,806,871
Pozen, Inc. (a)	20,149	137,215
Questcor Pharmaceuticals, Inc. (a)	36,295	310,322
Salix Pharmaceuticals Ltd. (a)(d)	52,287	423,525
Santarus, Inc. (a)	14,630	32,771
Schering-Plough Corp.	1,045,648	17,577,343
Sepracor, Inc. (a)	66,403	780,899
Spectrum Pharmaceuticals, Inc. (a)	192	269
SuperGen, Inc. (a)	6,806	12,115
Valeant Pharmaceuticals International (a)(d)	56,317	1,097,055
ViroPharma, Inc. (a)(d)	40,812	461,176
Vivus, Inc. (a)	73,666	437,576
Warner Chilcott Ltd. (a)(d)	68,854	912,316
Watson Pharmaceuticals, Inc. (a)	67,777	1,609,704
Wyeth	863,507	31,094,887
XenoPort, Inc. (a)	15,634	491,533
		397,990,424
TOTAL HEALTH CARE		851,505,955
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.1%
AAR Corp. (a)(d)	26,763	453,365
AeroCentury Corp. (a)	800	7,720
AeroVironment, Inc. (a)	8,200	264,286
Alliant Techsystems, Inc. (a)	19,500	1,602,900
American Science & Engineering, Inc.	10,706	812,264
Applied Signal Technology, Inc.	15,269	239,571
Argon ST, Inc. (a)	14,975	293,360
Astronics Corp.	2,747	22,251
Axsys Technologies, Inc. (a)	10,223	713,668
BE Aerospace, Inc. (a)	79,310	648,756
Ceradyne, Inc. (a)	20,000	525,200
Cubic Corp.	15,635	413,389
Curtiss-Wright Corp.	34,523	1,153,068
Ducommun, Inc.	3,105	51,916
DynCorp International, Inc. Class A (a)	8,722	129,522
Esterline Technologies Corp. (a)	20,000	738,200
GenCorp, Inc. (non-vtg.) (a)	32,091	91,780
General Dynamics Corp.	214,722	11,094,686
Goodrich Corp.	74,381	2,502,921
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp. Class A	13,890	$ 322,804
Herley Industries, Inc. (a)	9,619	115,428
Hexcel Corp. (a)	52,628	394,710
Honeywell International, Inc.	441,590	12,302,697
Innovative Solutions & Support, Inc.	23,580	96,442
Kratos Defense & Security Solutions, Inc. (a)	9,297	10,320
L-3 Communications Holdings, Inc.	77,866	5,230,259
Ladish Co., Inc. (a)	5,776	95,708
LMI Aerospace, Inc. (a)	8,000	87,840
Lockheed Martin Corp.	204,910	15,800,610
Moog, Inc. Class A (a)(d)	31,269	1,006,236
Northrop Grumman Corp.	198,527	8,129,681
Orbital Sciences Corp. (a)	37,000	636,400
Precision Castparts Corp.	90,184	5,654,537
Raytheon Co.	268,605	13,107,924
Rockwell Collins, Inc.	102,457	3,491,735
Spirit AeroSystems Holdings, Inc. Class A (a)	63,523	574,883
Stanley, Inc. (a)	19,051	607,727
Sypris Solutions, Inc.	3,224	2,418
Taser International, Inc. (a)(d)	42,685	185,680
Teledyne Technologies, Inc. (a)	18,970	770,561
The Boeing Co.	424,926	18,114,595
TransDigm Group, Inc. (a)(d)	15,000	532,500
Triumph Group, Inc.	11,289	386,084
United Technologies Corp.	574,946	27,902,129
		137,318,731
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	17,036	5,448
Atlas Air Worldwide Holdings, Inc. (a)	11,680	178,704
C.H. Robinson Worldwide, Inc.	108,594	5,546,982
Dynamex, Inc. (a)	4,777	87,276
Expeditors International of Washington, Inc.	131,304	4,389,493
FedEx Corp.	187,129	13,220,664
Forward Air Corp.	23,713	548,245
Hub Group, Inc. Class A (a)	29,382	784,499
Pacer International, Inc.	34,535	334,644
United Parcel Service, Inc. Class B	424,022	24,423,667
UTI Worldwide, Inc.	55,295	592,762
		50,112,384
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	62,329	212,542
Alaska Air Group, Inc. (a)	27,766	637,230
Allegiant Travel Co. (a)	12,630	544,858
AMR Corp. (a)	158,241	1,389,356
Continental Airlines, Inc. Class B (a)	62,192	912,979
Delta Air Lines, Inc. (a)	382,447	3,369,358
ExpressJet Holdings, Inc. (a)	4,266	5,333
Hawaiian Holdings, Inc. (a)	30,307	135,775

	Shares	Value
JetBlue Airways Corp. (a)	131,473	$ 688,919
Mesa Air Group, Inc. (a)	12,128	2,426
Pinnacle Airlines Corp. (a)	13,246	43,182
Republic Airways Holdings, Inc. (a)	14,499	202,551
SkyWest, Inc.	40,454	614,901
Southwest Airlines Co.	456,421	3,948,042
UAL Corp.	91,001	1,023,761
US Airways Group, Inc. (a)(d)	79,026	470,995
		14,202,208
Building Products - 0.1%
Aaon, Inc.	14,021	266,960
American Woodmark Corp.	8,120	133,412
Ameron International Corp.	7,610	410,027
Apogee Enterprises, Inc.	31,812	248,134
Armstrong World Industries, Inc.	10,573	179,741
Builders FirstSource, Inc. (a)(d)	7,165	8,383
Gibraltar Industries, Inc.	19,000	245,100
Griffon Corp. (a)	45,173	361,384
Insteel Industries, Inc.	19,514	190,457
Lennox International, Inc.	32,284	892,330
Masco Corp.	229,530	2,198,897
NCI Building Systems, Inc. (a)	8,960	136,371
Owens Corning (a)	56,779	905,625
Quanex Building Products Corp.	21,263	196,895
Simpson Manufacturing Co. Ltd. (d)	24,564	638,664
Trex Co., Inc. (a)	1,672	22,672
Universal Forest Products, Inc.	10,472	220,226
USG Corp. (a)(d)	39,649	374,683
		7,629,961
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	38,140	643,422
ACCO Brands Corp. (a)	27,832	25,605
Allied Waste Industries, Inc. (a)	236,775	2,542,964
American Ecology Corp.	14,777	261,257
American Reprographics Co. (a)	18,051	141,339
APAC Customer Services, Inc. (a)	4,300	4,601
Avery Dennison Corp.	51,610	1,605,071
Bowne & Co., Inc.	30,535	108,705
Casella Waste Systems, Inc. Class A (a)	27,789	139,223
Cenveo, Inc. (a)(d)	19,834	74,576
Cintas Corp.	75,810	1,820,956
Clean Harbors, Inc. (a)	12,500	789,125
Comfort Systems USA, Inc.	22,487	187,766
Consolidated Graphics, Inc. (a)	10,742	154,363
Copart, Inc. (a)	37,737	1,006,446
Cornell Companies, Inc. (a)	1,672	39,459
Corrections Corp. of America (a)	72,354	1,308,884
Courier Corp.	2,999	54,672
Covanta Holding Corp. (a)	75,603	1,508,280
Deluxe Corp.	56,165	590,856
EnergySolutions, Inc.	116,914	533,128
Ennis, Inc.	20,422	207,692
Fuel Tech, Inc. (a)	12,102	106,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	11,022	$ 257,915
GeoEye, Inc. (a)(d)	16,127	322,379
Healthcare Services Group, Inc. (d)	26,140	415,626
Herman Miller, Inc.	27,876	410,056
HNI Corp. (d)	29,786	397,643
ICT Group, Inc. (a)	4,570	15,355
InnerWorkings, Inc. (a)	33,190	186,196
Innotrac Corp. (a)	1,400	2,450
Interface, Inc. Class A	32,273	178,792
Intersections, Inc. (a)	8,825	38,301
Iron Mountain, Inc. (a)(d)	113,181	2,459,423
Kimball International, Inc. Class B	18,777	125,618
Knoll, Inc.	22,702	244,501
M&F Worldwide Corp. (a)	6,880	108,360
McGrath RentCorp.	20,429	367,313
Metalico, Inc. (a)(d)	15,943	40,017
Mine Safety Appliances Co.	16,439	401,934
Mobile Mini, Inc. (a)(d)	17,986	233,638
Multi-Color Corp.	6,000	80,400
Pitney Bowes, Inc.	128,843	3,183,711
Protection One, Inc. (a)(d)	1,019	6,114
R.R. Donnelley & Sons Co.	131,462	1,677,455
Republic Services, Inc.	104,946	2,518,704
Rollins, Inc.	31,849	551,625
Schawk, Inc. Class A	4,896	66,928
Standard Register Co.	7,404	41,536
Steelcase, Inc. Class A	73,329	472,972
Stericycle, Inc. (a)	54,000	3,094,200
Superior Uniform Group, Inc.	1,000	7,730
Sykes Enterprises, Inc. (a)	34,180	634,039
Team, Inc. (a)(d)	16,100	454,342
Tetra Tech, Inc. (a)	38,472	770,979
The Brink's Co.	25,000	544,250
The Geo Group, Inc. (a)	45,990	887,607
TRC Companies, Inc. (a)	5,282	8,451
United Stationers, Inc. (a)	13,932	443,177
Viad Corp.	16,478	440,127
Virco Manufacturing Co.	3,120	6,833
Waste Connections, Inc. (a)	45,758	1,291,748
Waste Management, Inc.	313,631	9,158,025
		46,401,842
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	44,551	1,180,156
Dycom Industries, Inc. (a)	23,493	139,548
EMCOR Group, Inc. (a)	32,086	505,996
Fluor Corp.	114,705	5,223,666
Foster Wheeler Ltd. (a)(d)	94,161	2,096,024
Furmanite Corp. (a)	20,546	110,537
Granite Construction, Inc.	26,266	1,126,549
Great Lakes Dredge & Dock Corp.	45,451	121,809

	Shares	Value
Insituform Technologies, Inc. Class A (a)(d)	21,456	$ 347,802
Integrated Electrical Services, Inc. (a)	13,972	87,185
Jacobs Engineering Group, Inc. (a)	83,162	3,723,163
KBR, Inc.	123,453	1,699,948
Layne Christensen Co. (a)	17,863	403,347
MasTec, Inc. (a)	36,581	234,484
Michael Baker Corp. (a)	5,000	164,500
Northwest Pipe Co. (a)	12,239	351,504
Orion Marine Group, Inc. (a)	10,000	76,500
Perini Corp. (a)	26,344	504,488
Pike Electric Corp. (a)	13,966	169,687
Quanta Services, Inc. (a)	107,000	1,739,820
Shaw Group, Inc. (a)	43,000	791,200
Sterling Construction Co., Inc. (a)	10,000	164,600
URS Corp. (a)	51,845	1,968,036
		22,930,549
Electrical Equipment - 0.7%
A.O. Smith Corp.	12,801	419,105
Active Power, Inc. (a)	10,509	3,153
Acuity Brands, Inc.	26,000	700,960
Allied Motion Technologies, Inc. (a)	4,896	9,792
American Superconductor Corp. (a)(d)	45,910	600,962
AMETEK, Inc.	64,096	2,238,873
AZZ, Inc. (a)(d)	14,324	344,635
Baldor Electric Co.	31,504	519,186
Beacon Power Corp. (a)	362	235
Belden, Inc.	28,834	502,288
Brady Corp. Class A	38,539	795,830
C&D Technologies, Inc. (a)(d)	5,300	7,579
Capstone Turbine Corp. (a)(d)	191,870	165,008
Chase Corp.	1,000	11,600
Coleman Cable, Inc. (a)	900	4,815
Cooper Industries Ltd. Class A	110,172	2,659,552
Emerson Electric Co.	490,001	17,586,136
Encore Wire Corp. (d)	24,064	408,125
Energy Conversion Devices, Inc. (a)(d)	27,072	757,475
Energy Focus, Inc. (a)	3,941	4,335
EnerSys (a)	56,442	481,450
Espey Manufacturing & Electronics Corp.	1,488	29,611
Evergreen Solar, Inc. (a)(d)	84,676	231,165
First Solar, Inc. (a)(d)	29,245	3,650,946
Franklin Electric Co., Inc. (d)	16,711	493,309
FuelCell Energy, Inc. (a)(d)	59,982	261,522
General Cable Corp. (a)(d)	28,716	474,101
GrafTech International Ltd. (a)	65,885	440,771
GT Solar International, Inc.	21,000	73,920
Hubbell, Inc. Class B	30,447	910,365
II-VI, Inc. (a)	14,172	285,141
LSI Industries, Inc.	12,688	87,167
MagneTek, Inc. (a)	3,582	7,665
Medis Technologies Ltd. (a)(d)	4,420	2,961
Microvision, Inc. (a)	3,976	4,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Nexxus Lighting, Inc. (a)	2,100	$ 13,440
Nortech Systems, Inc. (a)	1,634	8,382
Plug Power, Inc. (a)	25,662	26,432
Polypore International, Inc. (a)	9,236	41,654
Powell Industries, Inc. (a)	3,702	88,330
Power-One, Inc. (a)	23,022	28,778
PowerSecure International, Inc. (a)(d)	3,463	15,999
Regal-Beloit Corp.	18,753	630,851
Rockwell Automation, Inc.	90,662	2,824,121
Roper Industries, Inc. (d)	57,963	2,652,967
Satcon Technology Corp. (a)(d)	1,200	2,028
SL Industries, Inc. (a)	2,508	14,672
Sunpower Corp.:
Class A (a)(d)	36,894	1,281,329
Class B (a)	17,576	457,328
Tech/Ops Sevcon, Inc.	2,508	4,840
Thomas & Betts Corp. (a)	33,906	643,875
Ultralife Corp. (a)	15,600	159,120
UQM Technologies, Inc. (a)	3,800	4,598
Valence Technology, Inc. (a)(d)	12,072	23,782
Valpey Fisher Corp.	2,100	2,667
Vicor Corp.	5,067	29,338
Woodward Governor Co.	36,446	774,113
		44,903,312
Industrial Conglomerates - 2.4%
3M Co.	415,902	27,836,321
Carlisle Companies, Inc.	41,111	872,787
General Electric Co.	6,506,567	111,717,755
McDermott International, Inc. (a)	152,153	1,483,492
Otter Tail Corp.	37,712	708,608
Raven Industries, Inc.	17,449	445,822
Seaboard Corp.	119	107,219
Standex International Corp.	6,568	138,453
Textron, Inc.	152,340	2,320,138
Tredegar Corp.	28,430	446,920
Tyco International Ltd.	314,569	6,574,492
United Capital Corp. (a)	2,262	44,742
		152,696,749
Machinery - 1.8%
3D Systems Corp. (a)(d)	2,508	18,183
Actuant Corp. Class A	38,259	686,366
AGCO Corp. (a)	56,000	1,378,720
Alamo Group, Inc.	8,200	103,238
Albany International Corp. Class A	18,400	282,992
Altra Holdings, Inc. (a)	22,128	170,386
American Railcar Industries, Inc. (d)	10,474	90,076
Ampco-Pittsburgh Corp.	6,549	109,041
Astec Industries, Inc. (a)	13,584	410,916
Badger Meter, Inc.	23,687	743,061
Barnes Group, Inc.	30,587	409,560

	Shares	Value
Blount International, Inc. (a)	31,035	$ 280,867
Briggs & Stratton Corp.	49,425	695,904
Bucyrus International, Inc. Class A	51,952	1,014,623
Cascade Corp.	6,465	174,684
Caterpillar, Inc.	398,104	16,318,283
Chart Industries, Inc. (a)	19,020	181,831
CIRCOR International, Inc.	14,659	320,006
CLARCOR, Inc.	35,512	1,140,290
Colfax Corp.	10,800	103,248
Columbus McKinnon Corp. (NY Shares) (a)	8,038	94,205
Commercial Vehicle Group, Inc. (a)	19,815	22,193
Crane Co.	36,024	533,876
Cummins, Inc.	109,839	2,809,682
Danaher Corp. (d)	156,200	8,690,968
Deere & Co.	275,668	9,596,003
Donaldson Co., Inc.	40,645	1,390,872
Dover Corp.	112,000	3,340,960
Dynamic Materials Corp.	10,162	161,576
Eaton Corp.	105,965	4,910,418
EnPro Industries, Inc. (a)	29,592	552,483
ESCO Technologies, Inc. (a)(d)	15,486	473,562
Federal Signal Corp.	42,097	295,521
Flanders Corp. (a)	9,957	55,062
Flow International Corp. (a)	28,106	61,271
Flowserve Corp.	34,000	1,711,220
Force Protection, Inc. (a)	28,600	113,828
FreightCar America, Inc.	19,278	419,104
Gardner Denver, Inc. (a)	31,535	780,491
Gorman-Rupp Co.	10,248	282,845
Graco, Inc.	47,766	1,025,058
Greenbrier Companies, Inc.	4,470	33,838
Hardinge, Inc.	11,551	45,280
Harsco Corp.	62,697	1,576,830
Hirsch International Corp. Class A (a)	900	252
Hurco Companies, Inc. (a)	3,204	53,731
IDEX Corp.	60,393	1,389,039
Illinois Tool Works, Inc.	284,442	9,705,161
Ingersoll-Rand Co. Ltd. Class A (d)	191,396	3,001,089
ITT Corp.	114,543	4,794,770
John Bean Technologies Corp.	15,759	137,576
Joy Global, Inc.	66,000	1,537,140
K-Tron International, Inc. (a)	1,000	71,950
Kadant, Inc. (a)	14,460	216,611
Kaydon Corp.	19,607	604,876
Kennametal, Inc.	45,728	855,114
L.B. Foster Co. Class A (a)	12,372	394,296
Lincoln Electric Holdings, Inc.	22,247	1,016,465
Lindsay Corp. (d)	11,966	465,597
Manitowoc Co., Inc.	72,478	571,127
Middleby Corp. (a)(d)	19,442	629,338
Miller Industries, Inc. (a)	360	2,340
Mueller Industries, Inc.	22,488	523,970
Mueller Water Products, Inc. Class B	61,652	365,596
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NACCO Industries, Inc. Class A	2,834	$ 103,441
Navistar International Corp. (a)	36,100	788,785
NN, Inc.	14,100	19,740
Nordson Corp.	19,922	646,469
Omega Flex, Inc.	300	7,500
Oshkosh Co.	44,807	313,649
PACCAR, Inc.	229,752	6,403,188
Pall Corp.	72,554	1,995,961
Parker Hannifin Corp.	111,218	4,568,835
Pentair, Inc.	60,000	1,491,600
RBC Bearings, Inc. (a)	25,395	576,974
Robbins & Myers, Inc.	31,812	715,770
Sauer-Danfoss, Inc.	8,867	71,734
SPX Corp.	32,000	1,194,240
Sun Hydraulics Corp.	15,000	228,300
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	257,286
Tennant Co.	16,284	392,282
Terex Corp. (a)	55,079	785,427
Timken Co.	45,022	653,269
Titan International, Inc. (d)	19,673	187,680
Titan Machinery, Inc.	13,614	159,148
Toro Co.	28,710	816,512
Trinity Industries, Inc.	46,212	687,172
Twin Disc, Inc.	8,348	55,431
Valmont Industries, Inc.	9,929	549,074
Wabash National Corp.	10,432	51,430
Wabtec Corp.	25,638	989,370
Watts Water Technologies, Inc. Class A	14,756	332,010
		114,987,736
Marine - 0.0%
Alexander & Baldwin, Inc.	27,063	699,579
American Commercial Lines, Inc. (a)(d)	51,850	231,770
Eagle Bulk Shipping, Inc. (d)	38,563	166,978
Excel Maritime Carriers Ltd. (d)	24,380	139,210
Genco Shipping & Trading Ltd. (d)	31,967	291,219
Horizon Lines, Inc. Class A	12,977	51,908
Kirby Corp. (a)	39,326	1,000,060
OceanFreight, Inc.	15,914	54,903
TBS International Ltd. Class A (a)	8,358	39,283
		2,674,910
Professional Services - 0.3%
Administaff, Inc.	13,010	222,211
Advisory Board Co. (a)	12,585	315,254
Barrett Business Services, Inc.	2,508	26,635
CBIZ, Inc. (a)	13,495	108,365
CDI Corp.	7,155	73,196
Comsys IT Partners, Inc. (a)	36	115
Corporate Executive Board Co.	28,235	651,099
CoStar Group, Inc. (a)	12,805	417,699

	Shares	Value
CRA International, Inc. (a)	9,397	$ 272,701
Diamond Management & Technology Consultants, Inc.	6,807	30,223
Duff & Phelps Corp. Class A (a)	6,000	69,000
Dun & Bradstreet Corp.	34,387	2,750,960
Equifax, Inc.	91,067	2,317,655
Exponent, Inc. (a)	10,000	305,200
First Advantage Corp. Class A (a)	10,000	125,700
FTI Consulting, Inc. (a)	31,000	1,700,040
GP Strategies Corp. (a)	1,600	7,328
Heidrick & Struggles International, Inc.	25,893	535,985
Hudson Highland Group, Inc. (a)	6,919	21,726
Huron Consulting Group, Inc. (a)(d)	19,198	1,000,216
Kelly Services, Inc. Class A (non-vtg.)	22,445	261,484
Kforce, Inc. (a)	30,240	205,632
Korn/Ferry International (a)	27,902	343,474
LECG Corp. (a)	11,382	59,869
Manpower, Inc.	49,000	1,542,520
Monster Worldwide, Inc. (a)	81,702	937,122
MPS Group, Inc. (a)	54,337	359,711
Navigant Consulting, Inc. (a)	31,134	588,744
On Assignment, Inc. (a)	30,613	176,025
RCM Technologies, Inc. (a)	1,400	1,288
Resources Connection, Inc. (a)	37,123	642,599
Robert Half International, Inc.	96,000	2,005,440
School Specialty, Inc. (a)	6,351	101,743
Spherion Corp. (a)	36,388	81,873
Spherix, Inc. (a)	2,713	1,343
TrueBlue, Inc. (a)	16,970	125,748
Volt Information Sciences, Inc. (a)	2,508	15,249
Watson Wyatt Worldwide, Inc. Class A	26,000	1,048,320
		19,449,492
Road & Rail - 1.0%
AMERCO (a)(d)	5,493	203,516
Arkansas Best Corp.	14,333	380,541
Avis Budget Group, Inc. (a)	77,814	59,139
Burlington Northern Santa Fe Corp.	180,750	13,847,258
Celadon Group, Inc. (a)	4,374	33,724
Con-way, Inc.	25,695	718,689
Covenant Transport Group, Inc. Class A (a)	2,866	4,299
CSX Corp.	257,866	9,602,930
Dollar Thrifty Automotive Group, Inc. (a)(d)	11,579	14,358
Genesee & Wyoming, Inc. Class A (a)	22,228	675,287
Heartland Express, Inc. (d)	37,647	581,270
Hertz Global Holdings, Inc. (a)	82,332	287,339
J.B. Hunt Transport Services, Inc.	66,854	1,792,356
Kansas City Southern (a)	61,540	1,348,957
Knight Transportation, Inc.	37,691	594,010
Landstar System, Inc.	33,162	1,065,827
Marten Transport Ltd. (a)	18,707	352,627
Norfolk Southern Corp.	238,489	11,798,051
Old Dominion Freight Lines, Inc. (a)	16,944	403,267
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Quality Distribution, Inc. (a)	633	$ 1,222
Ryder System, Inc.	31,077	1,115,975
Saia, Inc. (a)	3,559	31,711
Union Pacific Corp.	328,114	16,418,825
Werner Enterprises, Inc.	38,825	674,779
YRC Worldwide, Inc. (a)(d)	30,734	122,321
		62,128,278
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	141,316
Aircastle Ltd. (d)	24,900	135,456
Applied Industrial Technologies, Inc.	27,153	517,536
Beacon Roofing Supply, Inc. (a)	32,220	380,840
BlueLinx Corp.	10,747	23,321
Fastenal Co. (d)	90,017	3,466,555
GATX Corp.	22,906	644,804
H&E Equipment Services, Inc. (a)(d)	6,730	45,293
Houston Wire & Cable Co.	12,212	95,009
Huttig Building Products, Inc. (a)	1,077	754
Interline Brands, Inc. (a)	23,660	218,618
Kaman Corp.	15,960	376,018
Lawson Products, Inc.	2,164	49,404
MSC Industrial Direct Co., Inc. Class A	24,416	845,038
RSC Holdings, Inc. (a)(d)	36,805	299,593
Rush Enterprises, Inc. Class A (a)	27,360	240,221
TAL International Group, Inc.	19,431	219,376
United Rentals, Inc. (d)	30,398	245,312
W.W. Grainger, Inc.	37,017	2,612,290
Watsco, Inc. (d)	15,220	598,755
WESCO International, Inc. (a)	22,577	333,914
Willis Lease Finance Corp. (a)	1,200	10,644
		11,500,067
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,624	119,408
Quixote Corp.	700	3,850
		123,258
TOTAL INDUSTRIALS		687,059,477
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.2%
3Com Corp. (a)	209,846	421,790
Acme Packet, Inc. (a)(d)	28,974	112,999
ADC Telecommunications, Inc. (a)(d)	65,644	466,729
Adtran, Inc.	39,636	562,831
Alliance Fiber Optic Products, Inc. (a)	2,400	1,632
AltiGen Communications, Inc. (a)	3,200	2,240
Anaren, Inc. (a)	13,791	147,977
Arris Group, Inc. (a)	64,448	463,381
Aruba Networks, Inc. (a)(d)	15,800	37,446
Avanex Corp. (a)	2,328	2,654

	Shares	Value
Avocent Corp. (a)	37,291	$ 701,444
Aware, Inc. (a)	7,998	14,316
Bel Fuse, Inc. Class B (non-vtg.)	8,180	159,428
BigBand Networks, Inc. (a)	20,235	73,655
Black Box Corp.	20,932	512,415
Blonder Tongue Laboratories, Inc. (a)	3,900	3,510
Blue Coat Systems, Inc. (a)	19,836	176,342
Bookham, Inc. (a)	59,145	26,911
Brocade Communications Systems, Inc. (a)	249,563	803,593
Channell Commercial Corp. (a)	800	256
Ciena Corp. (a)(d)	88,447	654,508
Cisco Systems, Inc. (a)	3,853,931	63,744,019
Comarco, Inc. (a)	450	495
CommScope, Inc. (a)	37,340	421,569
Communications Systems, Inc.	2,718	22,478
Comtech Telecommunications Corp. (a)	13,730	651,214
Corning, Inc.	1,012,235	9,120,237
DG FastChannel, Inc. (a)(d)	16,845	282,154
Digi International, Inc. (a)	5,248	48,387
Ditech Networks, Inc. (a)	8,447	8,025
EchoStar Holding Corp. Class A (a)	40,085	684,251
EMS Technologies, Inc. (a)	24,115	583,824
Emulex Corp. (a)	47,139	336,101
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	170,150
F5 Networks, Inc. (a)	56,869	1,416,038
Finisar Corp. (a)	154,118	67,812
Foundry Networks, Inc. (a)	98,330	1,523,132
Globecomm Systems, Inc. (a)	13,582	70,491
Harmonic, Inc. (a)	57,982	298,607
Harris Corp.	79,752	2,781,750
Harris Stratex Networks, Inc. Class A (a)	18,880	94,211
Hughes Communications, Inc. (a)	3,000	52,500
Infinera Corp. (a)(d)	69,196	675,353
InterDigital, Inc. (a)	34,017	902,131
ISCO International, Inc. (a)	1,800	84
Ixia (a)	18,466	113,381
JDS Uniphase Corp. (a)	143,863	391,307
Juniper Networks, Inc. (a)	348,831	6,062,683
KVH Industries, Inc. (a)	1,838	8,234
Lantronix, Inc. (a)	500	275
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	1
Loral Space & Communications Ltd. (a)	7,589	64,127
Motorola, Inc.	1,351,837	5,826,417
MRV Communications, Inc. (a)	107,785	65,749
NETGEAR, Inc. (a)(d)	56,887	688,333
Network Engines, Inc. (a)	2,300	851
Network Equipment Technologies, Inc. (a)(d)	17,660	60,397
Neutral Tandem, Inc.	16,732	246,128
Nextwave Wireless, Inc. (a)	16,900	2,028
NMS Communications Corp. (a)	2,800	238
NumereX Corp. Class A (a)	3,105	10,215
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Occam Networks, Inc. (a)	85	$ 194
Oplink Communications, Inc. (a)	17,767	134,141
Opnext, Inc. (a)	11,814	24,455
Optelecom Nkf, Inc. (a)	529	2,724
Optical Cable Corp. (a)	656	1,843
ORBCOMM, Inc. (a)(d)	23,301	43,107
Parkervision, Inc. (a)(d)	17,441	64,532
PC-Tel, Inc.	2,627	15,867
Pegasus Wireless Corp. warrants 3/15/09 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	11,566
Plantronics, Inc.	29,154	370,547
Polycom, Inc. (a)	61,510	1,158,233
Powerwave Technologies, Inc. (a)	103,954	49,898
Proxim Wireless Corp. (a)	610	98
QUALCOMM, Inc.	1,059,049	35,552,275
Riverbed Technology, Inc. (a)	27,694	260,047
SCM Microsystems, Inc. (a)	600	792
SeaChange International, Inc. (a)	5,553	43,980
Sonus Networks, Inc. (a)	232,659	360,621
Starent Networks Corp. (a)	17,710	176,215
Sycamore Networks, Inc. (a)	161,765	496,619
Symmetricom, Inc. (a)	9,258	38,698
Tekelec (a)	39,611	485,235
Tellabs, Inc. (a)	242,872	1,012,776
Telular Corp. (a)	2,100	2,961
Tollgrade Communications, Inc. (a)	2,548	12,358
UTStarcom, Inc. (a)	75,765	143,954
Veramark Technologies, Inc. (a)	2,300	690
ViaSat, Inc. (a)	15,135	324,343
Wegener Corp. (a)	3,500	1,295
Westell Technologies, Inc. Class A (a)	4,212	1,175
		143,632,673
Computers & Peripherals - 3.5%
ActivIdentity Corp. (a)	55,312	98,455
Adaptec, Inc. (a)	86,311	242,534
Apple, Inc. (a)	565,658	52,419,527
Astro-Med, Inc.	5,359	30,975
Avid Technology, Inc. (a)(d)	17,853	223,520
Concurrent Computer Corp. (a)	1,148	3,731
Cray, Inc. (a)	27,805	52,273
Data Domain, Inc. (a)(d)	34,795	565,419
Datalink Corp. (a)	2,627	7,645
Dataram Corp.	3,881	4,657
Dell, Inc. (a)	1,153,184	12,881,065
Diebold, Inc.	44,317	1,240,876
Dot Hill Systems Corp. (a)	5,816	5,234
Electronics for Imaging, Inc. (a)	64,810	633,194
EMC Corp. (a)	1,323,393	13,988,264
En Pointe Technologies, Inc. (a)	1,400	854
Hauppauge Digital, Inc. (a)	500	440

	Shares	Value
Hewlett-Packard Co.	1,595,451	$ 56,287,511
Hutchinson Technology, Inc. (a)	11,789	33,009
Hypercom Corp. (a)(d)	9,287	7,337
iGO, Inc. (a)	6,906	6,975
Imation Corp.	17,514	232,586
Immersion Corp. (a)(d)	36,085	139,649
InFocus Corp. (a)	6,448	3,482
Intermec, Inc. (a)	33,285	442,025
International Business Machines Corp.	879,211	71,743,618
Interphase Corp. (a)	2,276	5,667
Intevac, Inc. (a)	15,683	77,474
LaserCard Corp. (a)	2,369	9,002
Lexmark International, Inc. Class A (a)	57,487	1,505,010
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	102,146	1,550,576
NetApp, Inc. (a)	220,052	2,970,702
Novatel Wireless, Inc. (a)	24,485	93,778
Overland Storage, Inc. (a)	2,079	1,060
Palm, Inc. (d)	46,540	111,231
Presstek, Inc. (a)(d)	8,481	20,778
QLogic Corp. (a)	95,448	1,013,658
Quantum Corp. (a)	145,293	17,435
Rackable Systems, Inc. (a)(d)	10,523	41,987
Rimage Corp. (a)	7,000	98,840
SanDisk Corp. (a)(d)	138,226	1,105,808
Scan-Optics, Inc. (a)	300	0
Seagate Technology	305,539	1,286,319
STEC, Inc. (a)(d)	9,195	50,113
Stratasys, Inc. (a)	11,359	126,766
Sun Microsystems, Inc. (a)	459,495	1,456,599
Super Micro Computer, Inc. (a)	15,000	78,150
Synaptics, Inc. (a)(d)	22,711	498,961
Teradata Corp. (a)	108,000	1,450,440
Video Display Corp. (a)	3,439	26,790
ViewCast.com, Inc. (a)	13,700	4,658
Western Digital Corp. (a)	131,685	1,606,557
		226,503,214
Electronic Equipment & Components - 0.6%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	101,015
Advanced Photonix, Inc. Class A (a)(d)	5,286	3,912
Agilent Technologies, Inc. (a)	233,602	4,398,726
Agilysys, Inc. (d)	29,574	112,085
American Technology Corp. (a)	900	360
Amphenol Corp. Class A	102,205	2,373,200
Anixter International, Inc. (a)(d)	15,510	424,974
Arrow Electronics, Inc. (a)	67,105	926,049
Avnet, Inc. (a)	87,563	1,246,897
AVX Corp.	28,540	249,440
Axcess, Inc. (a)	1,600	640
Benchmark Electronics, Inc. (a)	61,344	777,842
Brightpoint, Inc. (a)	34,802	143,384
CalAmp Corp. (a)	3,621	2,354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Checkpoint Systems, Inc. (a)	28,100	$ 324,836
Clearfield, Inc. (a)	2,800	2,100
Cogent, Inc. (a)	35,833	481,596
Cognex Corp.	28,237	384,870
Coherent, Inc. (a)	16,000	398,240
CTS Corp.	21,333	117,971
Daktronics, Inc.	37,452	341,188
Dolby Laboratories, Inc. Class A (a)	26,681	795,627
DTS, Inc. (a)	18,993	314,714
Echelon Corp. (a)(d)	24,222	154,779
Electro Rent Corp.	2,627	28,976
Electro Scientific Industries, Inc. (a)	25,174	171,435
Entorian Technologies, Inc. (a)	558	145
FARO Technologies, Inc. (a)(d)	4,416	63,546
FLIR Systems, Inc. (a)	89,963	2,790,652
Frequency Electronics, Inc.	500	1,265
Gerber Scientific, Inc. (a)	4,538	10,891
Giga-Tronics, Inc. (a)	3,000	2,250
GTSI Corp. (a)	2,376	12,498
IEC Electronics Corp. (a)	100	145
Ingram Micro, Inc. Class A (a)	100,872	1,086,391
InPlay Technologies, Inc. (a)	1,500	210
Insight Enterprises, Inc. (a)	30,442	123,899
IPG Photonics Corp. (a)(d)	11,815	160,566
Iteris, Inc. (a)	1,200	1,800
Itron, Inc. (a)(d)	25,099	1,189,191
Jabil Circuit, Inc.	105,558	694,572
Jaco Electronics, Inc. (a)	1,950	1,287
Keithley Instruments, Inc.	11,433	25,496
KEMET Corp. (a)	62,217	26,131
L-1 Identity Solutions, Inc. (a)	45,000	262,800
LeCroy Corp. (a)	2,030	7,085
LightPath Technologies, Inc. Class A (a)	437	280
Littelfuse, Inc. (a)	19,009	285,895
LoJack Corp. (a)	24,509	96,811
Mace Security International, Inc. (a)	1,100	913
Maxwell Technologies, Inc. (a)	1,314	6,412
MDI, Inc. (a)	3,700	592
Measurement Specialties, Inc. (a)	9,947	58,389
Mercury Computer Systems, Inc. (a)	16,844	46,153
Merix Corp. (a)	1,450	508
Merrimac Industries, Inc. (a)	500	1,170
Mesa Laboratories, Inc.	2,540	46,990
Methode Electronics, Inc. Class A	32,238	272,733
Mettler-Toledo International, Inc. (a)	23,066	1,897,179
Micronetics, Inc. (a)	1,137	3,525
MOCON, Inc.	2,570	19,789
Molex, Inc.	80,651	1,096,854
MTS Systems Corp.	10,980	285,590
Multi-Fineline Electronix, Inc. (a)	2,695	28,136
National Instruments Corp.	42,603	1,027,158

	Shares	Value
Newport Corp. (a)	27,067	$ 157,259
NU Horizons Electronics Corp. (a)	4,122	5,647
OSI Systems, Inc. (a)	12,633	175,346
Park Electrochemical Corp.	11,387	202,461
PC Connection, Inc. (a)	2,687	13,784
PC Mall, Inc. (a)	500	1,840
Planar Systems, Inc. (a)	2,649	2,199
Plexus Corp. (a)	30,922	515,779
RadiSys Corp. (a)(d)	4,060	24,360
Research Frontiers, Inc. (a)(d)	2,000	3,940
Richardson Electronics Ltd.	2,923	8,944
Rofin-Sinar Technologies, Inc. (a)(d)	19,978	474,278
Rogers Corp. (a)	16,541	466,456
Sanmina-SCI Corp. (a)	238,408	152,581
ScanSource, Inc. (a)	12,961	220,467
SMART Modular Technologies (WWH), Inc. (a)	9,803	8,823
Spectrum Control, Inc. (a)	1,791	7,468
StockerYale, Inc. (a)	1,200	251
SYNNEX Corp. (a)(d)	6,678	69,852
Tech Data Corp. (a)	35,292	615,492
Technitrol, Inc.	21,812	76,342
Trimble Navigation Ltd. (a)	84,063	1,711,523
TTM Technologies, Inc. (a)	52,954	270,595
Tyco Electronics Ltd.	306,546	5,051,878
Universal Display Corp. (a)(d)	21,705	158,229
Vishay Intertechnology, Inc. (a)	175,993	767,329
X-Rite, Inc. (a)(d)	29,750	71,103
Zones, Inc. (a)	4,777	29,379
Zygo Corp. (a)	11,433	75,572
		37,252,284
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	118,490	1,453,872
Ariba, Inc. (a)	57,748	464,871
Art Technology Group, Inc. (a)	66,310	127,315
Autobytel, Inc. (a)	6,680	4,008
Bankrate, Inc. (a)(d)	10,845	297,912
Chordiant Software, Inc. (a)	6,787	18,664
Communication Intelligence Corp. (a)	3,800	342
DealerTrack Holdings, Inc. (a)	56,207	666,053
Digital River, Inc. (a)	26,281	555,318
DivX, Inc. (a)(d)	15,267	73,587
EarthLink, Inc. (a)	92,443	615,670
EasyLink Services International Corp. (a)	600	1,008
eBay, Inc. (a)	729,990	9,584,769
Equinix, Inc. (a)	20,609	935,855
Google, Inc. Class A (sub. vtg.) (a)	146,544	42,931,530
GSI Commerce, Inc. (a)(d)	6,423	51,127
I-Many, Inc. (a)	5,700	912
IAC/InterActiveCorp (a)	57,159	845,382
iMergent, Inc.	7,660	47,109
InfoSpace, Inc.	22,445	175,295
Innodata Isogen, Inc. (a)	10,986	19,445
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internap Network Services Corp. (a)(d)	31,452	$ 86,178
Internet America, Inc. (a)	4,200	546
Internet Capital Group, Inc. (a)	38,165	140,447
Interwoven, Inc. (a)	35,357	459,995
iPass, Inc. (a)(d)	26,101	38,107
j2 Global Communications, Inc. (a)	26,750	522,160
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	324
Keynote Systems, Inc. (a)	20,911	159,342
Liquidity Services, Inc. (a)	10,000	73,600
LoopNet, Inc. (a)	31,319	201,068
Marchex, Inc. Class B	33,368	186,193
MIVA, Inc. (a)	3,079	831
ModusLink Global Solutions, Inc. (a)	27,194	120,741
Move, Inc. (a)	41,866	49,821
NaviSite, Inc. (a)	344	172
NIC, Inc.	15,017	69,529
Omniture, Inc. (a)(d)	58,093	577,444
On2.Com, Inc. (a)(d)	22,666	5,440
Onstream Media Corp. (a)	206	62
Openwave Systems, Inc. (a)	28,230	15,244
Perficient, Inc. (a)	16,992	51,826
RealNetworks, Inc. (a)	49,719	188,932
S1 Corp. (a)	50,691	379,169
Saba Software, Inc. (a)	3,088	3,736
SAVVIS, Inc. (a)(d)	49,706	391,186
Selectica, Inc. (a)	6,434	5,791
SonicWALL, Inc. (a)	60,735	238,081
Supportsoft, Inc. (a)	12,011	24,142
Switch & Data Facilities Co., Inc. (a)	16,274	84,788
Terremark Worldwide, Inc. (a)	7,893	28,652
The Knot, Inc. (a)	15,066	113,296
TheStreet.com, Inc.	4,299	14,574
United Online, Inc.	83,735	555,163
ValueClick, Inc. (a)	52,554	324,258
VeriSign, Inc. (a)	133,410	2,880,322
Vignette Corp. (a)	23,657	205,816
VistaPrint Ltd. (a)	23,150	378,503
Vocus, Inc. (a)	13,408	243,623
Web.com, Inc. (a)	15,761	39,875
WebMD Health Corp. Class A (a)(d)	8,782	168,439
Websense, Inc. (a)	27,212	440,018
Yahoo!, Inc. (a)(d)	829,131	9,543,298
Zix Corp. (a)(d)	10,905	16,248
		77,897,024
IT Services - 1.5%
Accenture Ltd. Class A (d)	351,143	10,878,410
Acxiom Corp.	35,587	267,258
Affiliated Computer Services, Inc. Class A (a)	56,500	2,285,425
Alliance Data Systems Corp. (a)(d)	44,989	1,948,474

	Shares	Value
Automatic Data Processing, Inc.	336,251	$ 13,806,466
Broadridge Financial Solutions, Inc.	83,191	948,377
CACI International, Inc. Class A (a)	15,702	697,326
Ciber, Inc. (a)	37,145	159,352
Cognizant Technology Solutions Corp. Class A (a)	193,929	3,723,437
Computer Sciences Corp. (a)	91,349	2,544,983
Convergys Corp. (a)	67,686	425,745
CSG Systems International, Inc. (a)	20,682	348,285
CSP, Inc. (a)	4,299	12,209
CyberSource Corp. (a)	60,885	565,013
DST Systems, Inc. (a)(d)	27,403	1,036,107
Edgewater Technology, Inc. (a)	3,344	6,855
eLoyalty Corp. (a)	5,011	11,275
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	26,723	227,947
Fidelity National Information Services, Inc.	117,000	2,010,060
Fiserv, Inc. (a)	98,000	3,345,720
Forrester Research, Inc. (a)	9,538	218,611
Gartner, Inc. Class A (a)(d)	46,439	713,303
Genpact Ltd. (a)	29,700	235,521
Gevity HR, Inc.	6,603	10,499
Global Cash Access Holdings, Inc. (a)	20,102	62,115
Global Payments, Inc.	47,265	1,709,575
Hackett Group, Inc. (a)	2,704	8,058
Heartland Payment Systems, Inc. (d)	35,890	616,590
Hewitt Associates, Inc. Class A (a)	55,712	1,592,249
iGate Corp. (a)	5,233	31,921
infoGROUP, Inc.	18,601	73,102
Integral Systems, Inc. (a)	21,096	506,304
Lender Processing Services, Inc.	67,792	1,495,492
Lionbridge Technologies, Inc. (a)	21,896	21,239
ManTech International Corp. Class A (a)	16,496	897,712
Mastech Holdings, Inc. (a)	348	612
MasterCard, Inc. Class A (d)	55,154	8,013,876
Maximus, Inc.	18,351	576,221
Metavante Holding Co. (a)	59,150	1,021,521
MoneyGram International, Inc.	39,244	40,421
NeuStar, Inc. Class A (a)	50,349	964,183
New Century Equity Holdings Corp. (a)	1,200	156
Online Resources Corp. (a)	30,570	97,213
Paychex, Inc.	207,322	5,858,920
Perot Systems Corp. Class A (a)	55,000	686,400
PFSweb, Inc. (a)	2,111	1,689
RightNow Technologies, Inc. (a)	14,127	113,864
Safeguard Scientifics, Inc. (a)	143,814	100,670
SAIC, Inc. (a)	112,000	1,993,600
Sapient Corp. (a)	39,014	153,715
SI International, Inc. (a)	12,611	385,140
SM&A (a)	4,601	25,029
SRA International, Inc. Class A (a)	17,782	267,086
StarTek, Inc. (a)	2,269	5,219
Storage Engine, Inc. (a)	434	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc. (d)	6,687	$ 160,622
Technology Solutions Co. (a)	455	569
Teletech Holdings, Inc. (a)	22,443	197,947
The Management Network Group, Inc. (a)	1,200	804
The Western Union Co.	461,446	6,123,388
TNS, Inc. (a)	21,195	181,217
Total System Services, Inc.	141,339	2,016,908
TSR, Inc.	100	188
Unisys Corp. (a)	238,680	159,916
VeriFone Holdings, Inc. (a)	28,844	118,549
Visa, Inc.	285,628	15,012,608
Wright Express Corp. (a)	24,382	277,467
		97,996,733
Office Electronics - 0.1%
Xerox Corp.	533,793	3,731,213
Zebra Technologies Corp. Class A (a)	42,299	895,047
		4,626,260
Semiconductors & Semiconductor Equipment - 2.0%
Actel Corp. (a)	19,572	181,237
Advanced Analogic Technologies, Inc. (a)	28,971	72,717
Advanced Energy Industries, Inc. (a)	22,632	176,077
Advanced Micro Devices, Inc. (a)(d)	325,938	769,214
AEHR Test Systems (a)	3,637	7,965
Aetrium, Inc. (a)	2,400	5,136
Altera Corp.	179,824	2,645,211
Amkor Technology, Inc. (a)	62,259	136,970
Amtech Systems, Inc. (a)	4,180	14,505
ANADIGICS, Inc. (a)(d)	46,131	57,202
Analog Devices, Inc.	176,155	3,012,251
Applied Materials, Inc.	871,265	8,346,719
Applied Micro Circuits Corp. (a)	44,590	164,983
Asyst Technologies, Inc. (a)	6,605	2,906
Atheros Communications, Inc. (a)	40,105	585,533
Atmel Corp. (a)	282,925	792,190
ATMI, Inc. (a)	20,924	249,414
Axcelis Technologies, Inc. (a)	87,927	51,877
AXT, Inc. (a)	6,090	6,943
Broadcom Corp. Class A (a)	287,787	4,406,019
Brooks Automation, Inc. (a)	54,086	208,772
Cabot Microelectronics Corp. (a)	28,192	698,316
California Micro Devices Corp. (a)	1,400	2,436
Cavium Networks, Inc. (a)(d)	42,346	459,454
Ceva, Inc. (a)	3,705	27,380
Cirrus Logic, Inc. (a)	72,913	307,693
Cohu, Inc.	16,269	182,213
Conexant Systems, Inc. (a)	15,804	16,120
Cree, Inc. (a)(d)	55,499	881,324
Cymer, Inc. (a)	29,899	702,328
Cypress Semiconductor Corp. (a)	92,993	346,864

	Shares	Value
Diodes, Inc. (a)(d)	58,821	$ 274,694
DSP Group, Inc. (a)	29,152	166,749
Electroglas, Inc. (a)	5,581	3,628
EMCORE Corp. (a)(d)	46,234	90,619
Entegris, Inc. (a)	120,306	167,225
Exar Corp. (a)(d)	31,629	213,179
Fairchild Semiconductor International, Inc. (a)	82,940	330,931
FEI Co. (a)	29,919	607,954
FormFactor, Inc. (a)(d)	40,019	541,457
FSI International, Inc. (a)	5,015	2,447
Hi/fn, Inc. (a)	1,922	4,555
Hittite Microwave Corp. (a)	10,757	314,320
Ikanos Communications, Inc. (a)	40,760	48,097
Implant Sciences Corp. (a)	200	56
Integrated Device Technology, Inc. (a)	92,539	478,427
Integrated Silicon Solution, Inc. (a)	3,011	5,540
Intel Corp.	3,621,951	49,982,924
International Rectifier Corp. (a)	34,327	401,283
Intersil Corp. Class A	90,212	817,321
Intest Corp. (a)	2,530	886
IXYS Corp.	4,418	32,163
KLA-Tencor Corp.	100,573	1,891,778
Kopin Corp. (a)	11,225	23,573
Kulicke & Soffa Industries, Inc. (a)	45,820	64,606
Lam Research Corp. (a)	69,262	1,399,092
Lattice Semiconductor Corp. (a)	90,325	137,294
Leadis Technology, Inc. (a)	8,517	4,173
Linear Technology Corp.	129,395	2,581,430
LSI Corp. (a)(d)	463,843	1,243,099
LTX-Credence Corp. (a)	32,421	11,996
Marvell Technology Group Ltd. (a)	321,396	1,864,097
Mattson Technology, Inc. (a)	45,794	82,429
Maxim Integrated Products, Inc.	192,000	2,375,040
MEMC Electronic Materials, Inc. (a)	135,448	2,034,429
Micrel, Inc.	15,707	116,232
Micro Component Technology, Inc. (a)	4,500	8
Microchip Technology, Inc. (d)	115,884	2,143,854
Micron Technology, Inc. (a)(d)	460,386	1,261,458
Microsemi Corp. (a)	49,522	965,184
Microtune, Inc. (a)	70,701	162,612
Mindspeed Technologies, Inc. (a)(d)	6,021	5,600
MIPS Technologies, Inc. (a)	7,762	10,479
MKS Instruments, Inc. (a)	29,413	420,900
Monolithic Power Systems, Inc. (a)	16,235	155,369
MoSys, Inc. (a)	5,107	12,206
Nanometrics, Inc. (a)	800	904
National Semiconductor Corp.	141,597	1,557,567
Netlogic Microsystems, Inc. (a)(d)	25,704	479,123
Novellus Systems, Inc. (a)	77,164	956,062
NVIDIA Corp. (a)	346,338	2,587,145
Omnivision Technologies, Inc. (a)	37,889	227,334
ON Semiconductor Corp. (a)	240,307	701,696
PDF Solutions, Inc. (a)	5,015	10,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	20,374	$ 110,223
Photronics, Inc. (a)	15,942	7,174
Pixelworks, Inc. (a)	2,229	2,140
PLX Technology, Inc. (a)	4,640	9,698
PMC-Sierra, Inc. (a)	148,931	597,213
Power Integrations, Inc.	34,534	631,972
QuickLogic Corp. (a)	5,724	3,434
Rambus, Inc. (a)(d)	65,764	678,027
Ramtron International Corp. (a)	5,613	9,486
RF Micro Devices, Inc. (a)	130,039	172,952
Rudolph Technologies, Inc. (a)	4,324	14,269
Semitool, Inc. (a)	5,613	20,936
Semtech Corp. (a)	46,483	526,188
Sigma Designs, Inc. (a)(d)	14,725	137,384
Silicon Image, Inc. (a)	50,890	192,364
Silicon Laboratories, Inc. (a)	39,553	829,031
Silicon Storage Technology, Inc. (a)	22,297	67,560
SiRF Technology Holdings, Inc. (a)	35,595	51,613
Skyworks Solutions, Inc. (a)	117,453	633,072
Spansion, Inc. Class A (a)	79,603	19,901
SRS Labs, Inc. (a)	3,224	12,896
Standard Microsystems Corp. (a)	15,940	242,926
Supertex, Inc. (a)	2,545	53,063
Techwell, Inc. (a)	12,000	66,600
Tegal Corp. (a)	508	655
Teradyne, Inc. (a)	98,103	371,810
Tessera Technologies, Inc. (a)	37,851	695,701
Texas Instruments, Inc.	847,116	13,189,596
Transwitch Corp. (a)	19,355	6,000
Trident Microsystems, Inc. (a)	25,747	43,255
Trio-Tech International	4,299	9,243
TriQuint Semiconductor, Inc. (a)	118,241	305,062
Ultra Clean Holdings, Inc. (a)	15,000	31,650
Ultratech, Inc. (a)	32,001	401,613
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	842,223
Veeco Instruments, Inc. (a)	23,319	138,282
Virage Logic Corp. (a)	3,759	12,743
Volterra Semiconductor Corp. (a)	21,029	157,297
White Electronic Designs Corp. (a)	3,800	13,718
Xilinx, Inc.	157,820	2,581,935
Zoran Corp. (a)	59,085	444,319
		129,824,547
Software - 3.5%
ACI Worldwide, Inc. (a)(d)	38,108	598,296
Activision Blizzard, Inc. (a)	372,978	4,363,843
Actuate Corp. (a)	53,146	139,774
Adept Technology, Inc. (a)	680	1,639
Adobe Systems, Inc. (a)	337,943	7,826,760
Advent Software, Inc. (a)(d)	15,807	352,496
American Software, Inc. Class A	4,418	17,981

	Shares	Value
Ansys, Inc. (a)	63,999	$ 1,847,011
Authentidate Holding Corp. (a)	1,900	665
Autodesk, Inc. (a)	145,350	2,411,357
Bitstream, Inc. Class A (a)	6,051	25,051
Blackbaud, Inc.	31,757	396,963
Blackboard, Inc. (a)	20,402	502,501
BMC Software, Inc. (a)	121,417	3,030,568
Borland Software Corp. (a)	26,015	33,820
Bottomline Technologies, Inc. (a)	26,416	179,629
BSQUARE Corp. (a)	300	744
CA, Inc.	270,418	4,553,839
Cadence Design Systems, Inc. (a)	230,461	889,579
Catapult Communications Corp. (a)	1,791	9,689
Citrix Systems, Inc. (a)	112,104	2,988,693
CommVault Systems, Inc. (a)	53,307	546,397
Compuware Corp. (a)	152,129	966,019
Concur Technologies, Inc. (a)(d)	35,353	970,440
Convera Corp. Class A (a)	2,323	1,045
Datawatch Corp. (a)	2,268	2,880
Double-Take Software, Inc. (a)	15,000	118,350
Dynamics Research Corp. (a)	2,841	17,245
Electronic Arts, Inc. (a)	211,492	4,031,038
Entrust, Inc. (a)(d)	15,334	21,621
Epicor Software Corp. (a)(d)	38,816	159,146
EPIQ Systems, Inc. (a)	26,916	437,116
FactSet Research Systems, Inc. (d)	30,000	1,200,000
Fair Isaac Corp.	50,575	715,131
FalconStor Software, Inc. (a)	18,520	53,708
GSE Systems, Inc. (a)(d)	452	2,418
i2 Technologies, Inc. (a)(d)	13,978	116,017
Informatica Corp. (a)	51,545	715,445
Interactive Intelligence, Inc. (a)	2,508	18,685
Intuit, Inc. (a)	173,340	3,841,214
Jack Henry & Associates, Inc.	53,627	987,273
JDA Software Group, Inc. (a)	27,990	368,908
Kenexa Corp. (a)	14,889	89,930
Lawson Software, Inc. (a)	80,623	316,042
Macrovision Solutions Corp. (a)	45,679	537,185
Magma Design Automation, Inc. (a)	31,318	55,746
Manhattan Associates, Inc. (a)	23,929	367,310
McAfee, Inc. (a)	93,775	2,844,196
Mentor Graphics Corp. (a)	54,371	368,635
MICROS Systems, Inc. (a)	65,052	1,083,116
Microsoft Corp.	5,252,240	106,200,293
MicroStrategy, Inc. Class A (a)	14,720	525,210
Midway Games, Inc. (a)(d)	8,708	3,309
MSC.Software Corp. (a)	32,093	240,698
NetScout Systems, Inc. (a)	9,157	72,798
NetSol Technologies, Inc. (a)	20	14
Novell, Inc. (a)	266,027	1,210,423
Nuance Communications, Inc. (a)(d)	113,977	1,046,309
Opnet Technologies, Inc. (a)	5,444	60,102
Oracle Corp. (a)	2,533,313	40,761,006
Parametric Technology Corp. (a)	82,569	954,498
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Peerless Systems Corp. (a)	200	$ 388
Pegasystems, Inc.	4,263	50,517
Pervasive Software, Inc. (a)	4,889	18,823
Phoenix Technologies Ltd. (a)	13,582	45,364
Plato Learning, Inc. (a)	2,149	2,256
Progress Software Corp. (a)	36,598	778,805
PROS Holdings, Inc. (a)	15,000	72,300
QAD, Inc.	4,871	19,825
Quality Systems, Inc. (d)	16,154	485,751
Quest Software, Inc. (a)	35,867	478,824
Radiant Systems, Inc. (a)	15,620	76,538
Red Hat, Inc. (a)	111,599	1,032,291
Renaissance Learning, Inc.	5,254	49,913
Salesforce.com, Inc. (a)	58,325	1,669,262
Smith Micro Software, Inc. (a)(d)	4,403	22,499
Soapstone Networks, Inc. (a)	2,866	6,305
Solera Holdings, Inc. (a)	43,993	860,943
Sonic Foundry, Inc. (a)	1,800	1,044
Sonic Solutions, Inc. (d)	21,391	27,380
Sourcefire, Inc. (a)	3,343	19,323
SourceForge, Inc. (a)	13,735	9,202
SPSS, Inc. (a)	15,992	390,844
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	22,682	65,551
Sybase, Inc. (a)	54,071	1,332,309
Symantec Corp. (a)	540,910	6,507,147
Symyx Technologies, Inc. (a)	19,320	77,666
Synchronoss Technologies, Inc. (a)(d)	14,204	99,712
Synopsys, Inc. (a)	96,141	1,541,140
Take-Two Interactive Software, Inc.	40,097	487,179
Taleo Corp. Class A (a)	14,135	91,312
THQ, Inc. (a)	42,616	202,000
TIBCO Software, Inc. (a)	106,205	514,032
TiVo, Inc. (a)(d)	56,834	285,307
Tyler Technologies, Inc. (a)	34,991	441,936
Ultimate Software Group, Inc. (a)	18,927	289,772
Vasco Data Security International, Inc. (a)	22,415	234,013
Versant Corp. (a)	320	3,869
VMware, Inc. Class A (d)	23,363	452,074
Wayside Technology Group, Inc.	1,433	9,830
Wind River Systems, Inc. (a)	76,130	634,924
		221,585,984
TOTAL INFORMATION TECHNOLOGY		939,318,719
MATERIALS - 3.2%
Chemicals - 1.9%
A. Schulman, Inc.	16,718	226,863
Air Products & Chemicals, Inc.	122,843	5,866,982
Airgas, Inc.	49,122	1,756,112
Albemarle Corp.	56,252	1,143,603

	Shares	Value
American Pacific Corp. (a)	800	$ 8,112
American Vanguard Corp.	9,611	93,803
Arch Chemicals, Inc.	25,671	741,378
Ashland, Inc.	47,187	450,636
Balchem Corp.	13,014	338,754
Cabot Corp.	29,997	620,638
Calgon Carbon Corp. (a)	38,444	490,930
Celanese Corp. Class A	110,825	1,280,029
CF Industries Holdings, Inc.	33,664	1,771,736
Chemtura Corp.	165,560	276,485
Cytec Industries, Inc.	26,348	580,446
Dow Chemical Co.	606,990	11,259,665
E.I. du Pont de Nemours & Co.	579,249	14,515,980
Eastman Chemical Co.	40,350	1,327,515
Ecolab, Inc.	107,107	4,111,838
Eden Bioscience Corp. (a)	930	809
Ferro Corp.	33,071	212,647
Flotek Industries, Inc. (a)	12,942	38,955
FMC Corp.	44,902	1,962,217
GenTek, Inc. (a)	4,202	77,401
Georgia Gulf Corp.	20,139	42,292
H.B. Fuller Co.	28,660	508,428
Hawkins, Inc.	6,199	97,758
Huntsman Corp.	55,789	398,891
ICO, Inc. (a)(d)	28,426	127,633
Innophos Holdings, Inc.	19,698	324,623
International Flavors & Fragrances, Inc.	54,187	1,654,871
Intrepid Potash, Inc. (d)	16,730	321,216
Koppers Holdings, Inc.	29,186	625,164
Kronos Worldwide, Inc.	87	1,007
Landec Corp. (a)	21,495	149,175
LSB Industries, Inc. (a)	15,233	136,792
Lubrizol Corp.	38,646	1,357,248
Material Sciences Corp. (a)	1,552	2,328
Minerals Technologies, Inc.	16,405	770,215
Monsanto Co.	349,314	27,665,669
Nalco Holding Co.	86,882	991,324
Nanophase Technologies Corp. (a)	4,415	4,503
NewMarket Corp.	8,586	287,459
NL Industries, Inc.	6,360	72,886
Olin Corp.	40,214	658,705
OM Group, Inc. (a)	16,631	328,130
OMNOVA Solutions, Inc. (a)	3,702	3,924
Penford Corp.	7,525	84,807
PolyOne Corp. (a)	82,298	232,903
PPG Industries, Inc.	102,466	4,500,307
Praxair, Inc.	204,974	12,103,715
Quaker Chemical Corp.	16,836	215,669
Rockwood Holdings, Inc. (a)	25,618	229,025
Rohm & Haas Co. (d)	80,046	5,475,947
RPM International, Inc.	72,491	869,167
Sensient Technologies Corp.	40,668	977,659
Sigma Aldrich Corp.	65,659	2,830,559
Solutia, Inc. (a)	86,873	590,736
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Spartech Corp.	13,865	$ 80,417
Stepan Co.	9,873	453,961
Terra Industries, Inc.	55,128	810,933
Terra Nitrogen Co. LP	4,070	410,826
The Mosaic Co.	94,579	2,870,473
The Scotts Miracle-Gro Co. Class A	26,966	872,620
Valspar Corp.	56,080	1,100,290
W.R. Grace & Co. (a)	30,882	158,425
Westlake Chemical Corp.	10,398	175,518
Zep, Inc.	16,537	299,485
Zoltek Companies, Inc. (a)(d)	46,821	376,909
		121,404,126
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	841,134
Headwaters, Inc. (a)(d)	58,586	332,768
Martin Marietta Materials, Inc. (d)	26,670	2,337,359
Texas Industries, Inc. (d)	14,848	458,209
U.S. Concrete, Inc. (a)	30,514	98,255
Vulcan Materials Co. (d)	55,160	3,308,497
		7,376,222
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	97,763
Aptargroup, Inc.	39,440	1,318,874
Ball Corp.	58,784	2,142,677
Bemis Co., Inc.	67,911	1,834,955
Caraustar Industries, Inc. (a)	6,248	1,751
Crown Holdings, Inc. (a)	110,480	1,773,204
Graphic Packaging Holding Co. (a)	22,196	36,623
Greif, Inc. Class A	16,522	547,704
MOD-PAC Corp. (sub. vtg.) (a)	1,150	2,473
Myers Industries, Inc.	14,920	90,714
Owens-Illinois, Inc. (a)	101,000	2,042,220
Packaging Corp. of America	79,314	1,184,158
Pactiv Corp. (a)	73,083	1,826,344
Rock-Tenn Co. Class A	21,495	725,886
Sealed Air Corp.	108,108	1,711,350
Silgan Holdings, Inc.	19,066	862,546
Smurfit-Stone Container Corp. (a)	177,211	101,010
Sonoco Products Co.	62,797	1,576,205
Temple-Inland, Inc.	46,513	146,981
		18,023,438
Metals & Mining - 0.7%
A.M. Castle & Co.	9,744	88,476
AK Steel Holding Corp.	63,408	499,655
Alcoa, Inc.	533,625	5,741,805
Allegheny Technologies, Inc. (d)	54,444	1,249,490
Amcol International Corp.	17,731	357,102
Brush Engineered Materials, Inc. (a)(d)	25,983	300,883
Carpenter Technology Corp.	27,979	466,130
Century Aluminum Co. (a)	29,121	237,336

	Shares	Value
Cliffs Natural Resources, Inc.	73,983	$ 1,757,096
Coeur d'Alene Mines Corp. (a)(d)	323,015	219,650
Commercial Metals Co.	66,569	797,497
Compass Minerals International, Inc.	18,739	1,049,197
Freeport-McMoRan Copper & Gold, Inc. Class B	240,886	5,778,855
General Moly, Inc. (a)	29,643	34,089
Haynes International, Inc. (a)	10,049	183,193
Hecla Mining Co. (a)	121,418	281,690
Horsehead Holding Corp. (a)	45,973	142,516
Kaiser Aluminum Corp.	10,073	212,641
Newmont Mining Corp.	281,923	9,486,709
Nucor Corp. (d)	183,587	6,550,384
Olympic Steel, Inc.	11,152	195,160
Reliance Steel & Aluminum Co.	39,000	804,180
Royal Gold, Inc.	20,122	804,880
RTI International Metals, Inc. (a)(d)	17,993	216,276
Schnitzer Steel Industries, Inc. Class A (d)	15,000	405,000
Southern Copper Corp. (d)	143,020	1,967,955
Steel Dynamics, Inc. (d)	136,279	1,125,665
Stillwater Mining Co. (a)	19,745	61,802
Synalloy Corp.	700	3,318
Titanium Metals Corp.	57,698	487,548
United States Steel Corp.	81,682	2,483,133
Universal Stainless & Alloy Products, Inc. (a)	3,224	39,333
Worthington Industries, Inc. (d)	49,734	660,468
		44,689,112
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	25,311	17,465
Buckeye Technologies, Inc. (a)	19,818	89,379
Deltic Timber Corp.	16,733	801,845
Domtar Corp. (a)	273,246	382,544
Glatfelter	43,011	409,465
International Paper Co.	266,417	3,316,892
Louisiana-Pacific Corp.	78,927	182,321
MeadWestvaco Corp.	117,733	1,372,767
Neenah Paper, Inc.	13,013	106,446
Schweitzer-Mauduit International, Inc.	7,459	137,544
Wausau-Mosinee Paper Corp.	43,208	444,610
Weyerhaeuser Co.	132,176	4,972,461
		12,233,739
TOTAL MATERIALS		203,726,637
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.9%
8X8, Inc. (a)(d)	1,000	489
Alaska Communication Systems Group, Inc. (d)	42,393	411,212
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	3,849,703	109,947,518
Atlantic Tele-Network, Inc.	5,000	114,700
Broadcast International, Inc. (a)(d)	270	405
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	40,071	$ 609,480
CenturyTel, Inc.	56,092	1,489,804
Cincinnati Bell, Inc. (a)	143,413	248,104
Cogent Communications Group, Inc. (a)(d)	22,164	121,902
Consolidated Communications Holdings, Inc.	18,380	187,108
D&E Communications, Inc.	4,944	37,031
Embarq Corp.	89,338	2,915,992
FairPoint Communications, Inc.	64,815	226,853
Fonix Corp. (a)	465	0
Frontier Communications Corp.	215,912	1,882,753
General Communications, Inc. Class A (a)	26,997	211,387
Global Crossing Ltd. (a)	20,490	157,158
HickoryTech Corp.	540	3,132
Hungarian Telephone & Cable Corp. (a)	4,924	45,793
iBasis, Inc. (a)	13,800	19,182
IDT Corp. Class B (a)	39,891	17,153
Iowa Telecommunication Services, Inc. (d)	32,482	496,650
Level 3 Communications, Inc. (a)	1,003,843	943,914
NTELOS Holdings Corp.	25,472	565,733
PAETEC Holding Corp. (a)	54,655	79,250
Premiere Global Services, Inc. (a)	22,726	138,629
Qwest Communications International, Inc.	925,286	2,960,915
Shenandoah Telecommunications Co.	16,047	398,928
SureWest Communications	9,983	121,892
tw telecom, inc. (a)	96,977	739,935
Verizon Communications, Inc.	1,852,612	60,487,782
Vonage Holdings Corp. (a)(d)	6,797	7,137
Windstream Corp.	270,084	2,392,944
XETA Technologies, Inc. (a)	2,000	3,940
		187,984,805
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	246,792	6,722,614
Centennial Communications Corp. Class A (a)	69,964	540,822
Clearwire Corp. (a)(d)	85,640	566,937
Crown Castle International Corp. (a)	165,038	2,322,085
FiberTower Corp. (a)	27,468	15,107
IPCS, Inc. (a)	17,565	130,859
Leap Wireless International, Inc. (a)(d)	30,698	613,960
MetroPCS Communications, Inc. (a)	107,489	1,573,639
NII Holdings, Inc. (a)	99,113	1,926,757
SBA Communications Corp. Class A (a)(d)	60,038	948,000
Sprint Nextel Corp.	1,896,765	5,291,974
Syniverse Holdings, Inc. (a)	30,577	298,737
Telephone & Data Systems, Inc.	65,514	2,125,929
Terrestar Corp. (a)(d)	26,200	11,266
U.S. Cellular Corp. (a)	6,963	274,551

	Shares	Value
USA Mobility, Inc.	19,338	$ 210,784
Virgin Mobile USA, Inc. Class A (a)	12,612	12,612
		23,586,633
TOTAL TELECOMMUNICATION SERVICES		211,571,438
UTILITIES - 4.4%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	109,775	3,869,569
Allete, Inc.	24,283	830,964
American Electric Power Co., Inc.	253,930	7,945,470
Brookfield Infrastructure Partners LP	16,800	197,400
Central Vermont Public Service Corp.	9,866	186,369
Cleco Corp.	37,059	873,481
DPL, Inc.	63,302	1,317,948
Duke Energy Corp.	808,761	12,584,321
Edison International	188,047	6,280,770
El Paso Electric Co. (a)	36,448	656,793
Empire District Electric Co.	35,028	614,391
Enernoc, Inc. (a)(d)	6,824	48,860
Entergy Corp.	123,775	10,533,253
Exelon Corp.	428,185	24,068,279
FirstEnergy Corp.	194,479	11,392,580
FPL Group, Inc.	243,749	11,885,201
Great Plains Energy, Inc.	79,381	1,491,569
Hawaiian Electric Industries, Inc. (d)	48,755	1,329,549
IDACORP, Inc.	24,625	748,600
ITC Holdings Corp.	31,307	1,314,894
MGE Energy, Inc.	15,941	564,311
Northeast Utilities	101,710	2,369,843
NV Energy, Inc.	164,486	1,559,327
Pepco Holdings, Inc. (d)	130,425	2,346,346
Pinnacle West Capital Corp.	68,015	2,067,656
Portland General Electric Co.	33,371	611,023
PPL Corp.	238,357	8,077,919
Progress Energy, Inc.	161,787	6,421,326
Southern Co.	497,250	18,060,120
UIL Holdings Corp.	17,871	532,377
Unisource Energy Corp.	26,415	741,469
Unitil Corp.	2,363	56,665
Westar Energy, Inc. (d)	68,366	1,383,044
		142,961,687
Gas Utilities - 0.4%
AGL Resources, Inc.	45,207	1,361,183
Amerigas Partners LP	16,374	438,987
Atmos Energy Corp.	63,192	1,575,377
Chesapeake Utilities Corp.	7,771	245,952
Delta Natural Gas Co., Inc.	1,791	41,891
Energen Corp.	40,000	1,232,000
Equitable Resources, Inc.	84,992	2,836,183
Ferrellgas Partners LP	20,553	286,098
Laclede Group, Inc.	15,031	791,833
National Fuel Gas Co. New Jersey	44,814	1,457,799
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
New Jersey Resources Corp.	26,800	$ 1,076,288
Nicor, Inc.	20,936	853,770
Northwest Natural Gas Co.	23,927	1,195,154
ONEOK, Inc.	56,233	1,649,876
Piedmont Natural Gas Co., Inc.	42,272	1,420,339
Questar Corp.	105,000	3,379,950
South Jersey Industries, Inc.	22,199	865,761
Southwest Gas Corp.	26,857	695,596
Spectra Energy Partners, LP	10,000	200,000
Suburban Propane Partners LP	20,806	618,979
UGI Corp.	59,269	1,384,524
WGL Holdings, Inc.	32,132	1,159,965
		24,767,505
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	439,430	3,379,217
AMEN Properties, Inc. (a)	75	359
Black Hills Corp.	33,948	876,198
Calpine Corp. (a)	220,000	1,971,200
Constellation Energy Group, Inc.	118,540	2,900,674
Dynegy, Inc. Class A (a)	348,704	777,610
Mirant Corp. (a)	148,255	2,552,951
NRG Energy, Inc. (a)(d)	154,552	3,661,337
Ormat Technologies, Inc. (d)	19,662	591,826
Reliant Energy, Inc. (a)(d)	211,029	1,211,306
Renegy Holdings, Inc. (a)	1,129	361
		17,923,039
Multi-Utilities - 1.4%
Alliant Energy Corp.	67,078	2,137,776
Ameren Corp.	129,235	4,598,181
Avista Corp.	36,653	647,659
CenterPoint Energy, Inc.	211,575	2,735,665
CH Energy Group, Inc.	16,309	713,356
CMS Energy Corp.	124,473	1,264,646
Consolidated Edison, Inc.	172,259	6,957,541
Dominion Resources, Inc.	371,900	13,693,358
DTE Energy Co.	101,396	3,770,917
Integrys Energy Group, Inc.	41,684	1,841,599
MDU Resources Group, Inc.	105,095	2,136,581
NiSource, Inc.	184,905	2,228,105
NorthWestern Energy Corp.	40,771	842,329
NSTAR	71,901	2,552,486
OGE Energy Corp.	63,629	1,685,532
PG&E Corp.	225,327	8,571,439
PNM Resources, Inc.	82,308	860,119
Public Service Enterprise Group, Inc.	325,409	10,055,138
Puget Energy, Inc.	80,876	1,979,844
SCANA Corp.	63,062	2,191,405
Sempra Energy	140,593	6,561,475
TECO Energy, Inc. (d)	113,664	1,477,632
Vectren Corp.	58,914	1,659,018

	Shares	Value
Wisconsin Energy Corp.	70,488	$ 3,063,408
Xcel Energy, Inc.	290,432	5,463,026
		89,688,235
Water Utilities - 0.1%
American States Water Co.	24,857	870,741
American Water Works Co., Inc.	32,900	667,212
Aqua America, Inc. (d)	88,219	1,913,470
Artesian Resources Corp. Class A	3,752	59,994
California Water Service Group	20,626	876,605
Middlesex Water Co.	3,274	56,313
SJW Corp.	7,881	220,668
Southwest Water Co.	7,527	31,839
		4,696,842
TOTAL UTILITIES		280,037,308
TOTAL COMMON STOCKS (Cost $8,598,643,724)		6,192,403,412
U.S. Treasury Obligations - 0.6%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.51% 12/26/08 to 4/9/09 (e) (Cost $39,564,349)	$ 39,700,000	39,687,850
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	148,796,677	148,796,677
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	317,595,869	317,595,869
TOTAL MONEY MARKET FUNDS (Cost $466,392,546)		466,392,546
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $9,104,600,619)	6,698,483,808
NET OTHER ASSETS - (4.5)%	(291,473,510)
NET ASSETS - 100%	$ 6,407,010,298
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
144 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 6,446,160	$ (2,172,618)
247 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2008	12,695,800	(2,199,388)
741 CME S&P 500 Index Contracts	Dec. 2008	165,854,325	(8,402,944)
541 Russell 2000 Index Contracts	Dec. 2008	25,573,070	(4,467,072)
TOTAL EQUITY INDEX CONTRACTS		$ 210,569,355	$ (17,242,022)

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 2,843,030	$ (318,042)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,687,850.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,975,698
Fidelity Securities Lending Cash Central Fund	5,249,089
Total	$ 10,224,787
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,698,483,808	$ 6,658,780,561	$ 39,703,247	$ -
Other Financial Instruments*	$ (17,560,064)	$ (17,242,022)	$ (318,042)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $9,143,292,839. Net unrealized depreciation aggregated $2,444,809,031, of which $611,484,303 related to appreciated investment securities and $3,056,293,334 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

November 30, 2008

1.810737.104

UEI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Johnson Controls, Inc.	1,324,309	$ 23,387
The Goodyear Tire & Rubber Co. (a)	537,826	3,458
		26,845
Automobiles - 0.2%
Ford Motor Co. (a)(d)	5,043,592	13,567
General Motors Corp. (d)	1,361,540	7,134
Harley-Davidson, Inc. (d)	524,854	8,928
		29,629
Distributors - 0.1%
Genuine Parts Co.	360,877	14,128
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	236,866	18,201
H&R Block, Inc.	731,748	13,998
		32,199
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	974,548	20,466
Darden Restaurants, Inc.	313,247	5,729
International Game Technology	690,512	7,395
Marriott International, Inc. Class A	659,082	11,066
McDonald's Corp.	2,508,409	147,369
Starbucks Corp. (a)	1,629,479	14,551
Starwood Hotels & Resorts Worldwide, Inc.	416,434	7,021
Wyndham Worldwide Corp.	395,805	1,892
Wynn Resorts Ltd. (d)	137,077	5,458
Yum! Brands, Inc. (d)	1,045,416	28,164
		249,111
Household Durables - 0.4%
Black & Decker Corp.	133,752	5,676
Centex Corp.	275,613	2,525
D.R. Horton, Inc.	614,349	4,221
Fortune Brands, Inc.	334,368	12,639
Harman International Industries, Inc. (d)	130,541	1,965
KB Home	167,879	1,952
Leggett & Platt, Inc.	358,509	5,234
Lennar Corp. Class A	315,266	2,242
Newell Rubbermaid, Inc.	618,028	8,257
Pulte Homes, Inc.	476,519	5,075
Snap-On, Inc.	128,106	4,618
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	175,257	$ 5,571
Whirlpool Corp.	166,023	6,538
		66,513
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	712,461	30,422
Expedia, Inc. (a)	466,707	3,920
		34,342
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	598,762	4,533
Hasbro, Inc.	280,037	7,505
Mattel, Inc.	804,090	10,992
		23,030
Media - 2.4%
CBS Corp. Class B	1,516,448	10,100
Comcast Corp. Class A	6,508,502	112,857
Gannett Co., Inc.	508,764	4,431
Interpublic Group of Companies, Inc. (a)(d)	1,062,701	4,346
McGraw-Hill Companies, Inc. (d)	708,353	17,709
Meredith Corp.	80,736	1,303
News Corp. Class A	5,120,744	40,454
Omnicom Group, Inc.	711,030	20,115
Scripps Networks Interactive, Inc. Class A	200,456	5,571
The DIRECTV Group, Inc. (a)(d)	1,218,092	26,810
The New York Times Co. Class A (d)	259,757	1,959
The Walt Disney Co.	4,185,055	94,247
Time Warner, Inc.	7,990,891	72,318
Viacom, Inc. Class B (non-vtg.) (a)	1,384,852	22,047
Washington Post Co. Class B (d)	13,367	5,292
		439,559
Multiline Retail - 0.6%
Big Lots, Inc. (a)(d)	182,947	3,205
Family Dollar Stores, Inc.	311,573	8,655
JCPenney Co., Inc. (d)	495,315	9,406
Kohl's Corp. (a)	679,265	22,185
Macy's, Inc.	937,962	6,960
Nordstrom, Inc.	355,693	4,044
Sears Holdings Corp. (a)(d)	126,876	4,599
Target Corp.	1,683,141	56,823
		115,877
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	194,124	$ 3,752
AutoNation, Inc. (a)(d)	240,340	2,053
AutoZone, Inc. (a)(d)	85,340	9,321
Bed Bath & Beyond, Inc. (a)	580,803	11,784
Best Buy Co., Inc.	753,368	15,602
Gamestop Corp. Class A (a)	364,338	7,961
Gap, Inc.	1,047,223	13,635
Home Depot, Inc.	3,788,147	87,544
Limited Brands, Inc.	636,504	5,926
Lowe's Companies, Inc.	3,268,957	67,537
Office Depot, Inc. (a)	613,310	1,208
RadioShack Corp.	292,481	2,881
Sherwin-Williams Co.	220,062	12,968
Staples, Inc.	1,585,854	27,530
Tiffany & Co., Inc.	276,580	5,474
TJX Companies, Inc.	935,427	21,346
		296,522
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	751,372	13,450
Jones Apparel Group, Inc.	186,078	955
Liz Claiborne, Inc.	211,377	602
NIKE, Inc. Class B	875,024	46,595
Polo Ralph Lauren Corp. Class A	126,798	5,478
VF Corp.	194,319	10,161
		77,241
TOTAL CONSUMER DISCRETIONARY		1,404,996
CONSUMER STAPLES - 12.7%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	218,722	9,600
Coca-Cola Enterprises, Inc.	707,217	6,492
Constellation Brands, Inc. Class A (sub. vtg.) (a)	432,315	5,516
Dr Pepper Snapple Group, Inc. (a)	565,805	9,132
Molson Coors Brewing Co. Class B	335,972	14,941
Pepsi Bottling Group, Inc.	304,606	5,510
PepsiCo, Inc.	3,491,635	197,976
The Coca-Cola Co.	4,433,655	207,805
		456,972
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	969,692	$ 49,910
CVS Caremark Corp.	3,200,936	92,603
Kroger Co.	1,460,676	40,402
Safeway, Inc.	971,090	21,170
SUPERVALU, Inc.	473,723	5,642
Sysco Corp. (d)	1,342,646	31,485
Wal-Mart Stores, Inc.	5,001,226	279,469
Walgreen Co.	2,207,768	54,620
Whole Foods Market, Inc. (d)	312,882	3,310
		578,611
Food Products - 1.8%
Archer Daniels Midland Co.	1,436,933	39,343
Campbell Soup Co.	472,308	15,137
ConAgra Foods, Inc.	1,010,371	14,903
Dean Foods Co. (a)	339,808	4,948
General Mills, Inc.	749,847	47,368
H.J. Heinz Co.	696,561	27,054
Hershey Co.	369,625	13,307
Kellogg Co.	558,494	24,255
Kraft Foods, Inc. Class A	3,385,901	92,130
McCormick & Co., Inc. (non-vtg.)	287,616	8,562
Sara Lee Corp.	1,575,480	14,463
The J.M. Smucker Co.	263,149	11,939
Tyson Foods, Inc. Class A	669,193	4,490
		317,899
Household Products - 3.2%
Clorox Co. (d)	307,989	18,221
Colgate-Palmolive Co.	1,127,951	73,396
Kimberly-Clark Corp.	926,071	53,518
Procter & Gamble Co.	6,681,313	429,942
		575,077
Personal Products - 0.2%
Avon Products, Inc.	949,444	20,033
Estee Lauder Companies, Inc. Class A	256,087	7,145
		27,178
Tobacco - 1.8%
Altria Group, Inc.	4,593,886	73,870
Lorillard, Inc.	387,915	23,442
Philip Morris International, Inc.	4,597,184	193,817
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.	379,143	$ 15,575
UST, Inc.	329,087	22,625
		329,329
TOTAL CONSUMER STAPLES		2,285,066
ENERGY - 13.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	687,464	23,944
BJ Services Co.	656,057	7,866
Cameron International Corp. (a)	485,506	10,244
ENSCO International, Inc.	319,622	10,359
Halliburton Co.	1,955,728	34,421
Nabors Industries Ltd. (a)	624,837	9,060
National Oilwell Varco, Inc. (a)	930,898	26,335
Noble Corp.	600,249	16,081
Rowan Companies, Inc.	252,036	4,373
Schlumberger Ltd. (NY Shares)	2,675,502	135,755
Smith International, Inc.	481,739	14,086
Transocean, Inc. (a)(d)	711,541	47,588
Weatherford International Ltd. (a)	1,518,074	19,386
		359,498
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	1,044,852	42,891
Apache Corp.	745,937	57,661
Cabot Oil & Gas Corp.	230,512	6,908
Chesapeake Energy Corp. (d)	1,162,557	19,973
Chevron Corp.	4,582,156	362,036
ConocoPhillips	3,389,671	178,026
CONSOL Energy, Inc. (d)	408,569	11,836
Devon Energy Corp.	985,362	71,281
El Paso Corp.	1,563,928	11,557
EOG Resources, Inc.	554,912	47,179
Exxon Mobil Corp.	11,584,364	928,491
Hess Corp.	631,279	34,114
Marathon Oil Corp.	1,573,614	41,197
Massey Energy Co.	188,612	2,946
Murphy Oil Corp.	424,733	18,709
Noble Energy, Inc.	385,172	20,137
Occidental Petroleum Corp.	1,822,356	98,662
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	606,527	$ 14,211
Pioneer Natural Resources Co.	266,878	5,359
Range Resources Corp.	345,930	14,346
Southwestern Energy Co. (a)	765,416	26,307
Spectra Energy Corp.	1,371,288	22,297
Sunoco, Inc. (d)	260,642	10,358
Tesoro Corp.	307,549	2,826
Valero Energy Corp.	1,166,821	21,411
Williams Companies, Inc.	1,285,269	20,847
XTO Energy, Inc.	1,225,177	46,851
		2,138,417
TOTAL ENERGY		2,497,915
FINANCIALS - 13.0%
Capital Markets - 2.3%
American Capital Ltd. (d)	461,687	1,958
Ameriprise Financial, Inc.	483,835	8,932
Bank of New York Mellon Corp.	2,556,116	77,220
Charles Schwab Corp.	2,080,656	38,138
E*TRADE Financial Corp. (a)(d)	1,198,225	1,618
Federated Investors, Inc. Class B (non-vtg.)	195,994	3,890
Franklin Resources, Inc.	339,613	20,631
Goldman Sachs Group, Inc. (d)	968,981	76,540
Invesco Ltd.	862,600	10,826
Janus Capital Group, Inc.	356,436	2,905
Legg Mason, Inc.	316,134	5,697
Merrill Lynch & Co., Inc.	3,415,685	45,155
Morgan Stanley (d)	2,473,476	36,484
Northern Trust Corp.	493,007	22,624
State Street Corp.	962,942	40,549
T. Rowe Price Group, Inc. (d)	577,087	19,742
		412,909
Commercial Banks - 3.2%
BB&T Corp. (d)	1,225,549	36,730
Comerica, Inc.	335,559	7,567
Fifth Third Bancorp (d)	1,288,084	12,314
First Horizon National Corp.	449,969	4,810
Huntington Bancshares, Inc.	816,632	6,533
KeyCorp	1,103,257	10,349
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	172,057	$ 11,055
Marshall & Ilsley Corp.	578,634	8,940
National City Corp. (d)	4,668,014	9,383
PNC Financial Services Group, Inc.	772,804	40,781
Regions Financial Corp.	1,549,631	15,791
SunTrust Banks, Inc.	788,845	25,030
U.S. Bancorp, Delaware (d)	3,885,363	104,827
Wachovia Corp.	4,814,967	27,060
Wells Fargo & Co.	8,288,955	239,468
Zions Bancorp (d)	255,762	8,156
		568,794
Consumer Finance - 0.6%
American Express Co.	2,585,814	60,275
Capital One Financial Corp.	838,014	28,836
Discover Financial Services (d)	1,069,099	10,937
SLM Corp. (a)	1,042,241	9,599
		109,647
Diversified Financial Services - 3.5%
Bank of America Corp.	11,185,380	181,762
CIT Group, Inc.	636,449	2,126
Citigroup, Inc.	12,145,061	100,683
CME Group, Inc.	149,646	31,717
IntercontinentalExchange, Inc. (a)	168,127	12,374
JPMorgan Chase & Co.	8,216,451	260,133
Leucadia National Corp. (d)	394,672	7,716
Moody's Corp.	440,267	9,558
NYSE Euronext	593,266	14,126
The NASDAQ Stock Market, Inc. (a)(d)	303,208	6,519
		626,714
Insurance - 2.4%
AFLAC, Inc.	1,062,111	49,176
Allstate Corp.	1,207,764	30,726
American International Group, Inc.	5,996,987	12,054
Aon Corp.	619,297	28,054
Assurant, Inc.	264,504	5,758
Cincinnati Financial Corp.	362,162	10,590
Genworth Financial, Inc. Class A (non-vtg.)	965,861	1,400
Hartford Financial Services Group, Inc.	671,981	5,678
Lincoln National Corp.	572,807	7,865
Loews Corp.	807,607	22,120
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	1,143,941	$ 29,170
MBIA, Inc. (d)	436,053	2,551
MetLife, Inc.	1,698,811	48,858
Principal Financial Group, Inc.	578,007	7,982
Progressive Corp.	1,506,703	22,631
Prudential Financial, Inc.	952,351	20,666
The Chubb Corp.	804,163	41,302
The Travelers Companies, Inc.	1,317,680	57,517
Torchmark Corp.	194,554	7,033
Unum Group	770,569	11,481
XL Capital Ltd. Class A	737,770	3,711
		426,323
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Class A	190,968	2,190
AvalonBay Communities, Inc.	171,835	10,425
Boston Properties, Inc. (d)	267,219	14,269
Developers Diversified Realty Corp.	268,253	1,288
Equity Residential (SBI)	604,260	18,388
HCP, Inc.	561,243	11,601
Host Hotels & Resorts, Inc. (d)	1,158,589	8,713
Kimco Realty Corp.	506,457	7,166
Plum Creek Timber Co., Inc. (d)	381,672	13,584
ProLogis Trust (d)	585,394	2,242
Public Storage	279,304	19,521
Simon Property Group, Inc.	501,923	23,841
Vornado Realty Trust (d)	305,470	16,327
		149,555
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	478,409	2,182
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,159,043	19,368
People's United Financial, Inc.	773,723	14,755
Sovereign Bancorp, Inc. (d)	1,212,080	2,994
		37,117
TOTAL FINANCIALS		2,333,241
HEALTH CARE - 13.6%
Biotechnology - 2.0%
Amgen, Inc. (a)	2,359,775	131,062
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	647,364	$ 27,390
Celgene Corp. (a)	1,014,543	52,858
Cephalon, Inc. (a)(d)	151,621	11,141
Genzyme Corp. (a)(d)	599,185	38,360
Gilead Sciences, Inc. (a)	2,051,717	91,896
		352,707
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	1,399,891	74,054
Becton, Dickinson & Co.	543,238	34,512
Boston Scientific Corp. (a)	3,346,927	20,651
C.R. Bard, Inc.	221,562	18,175
Covidien Ltd.	1,119,197	41,242
DENTSPLY International, Inc.	331,563	8,647
Hospira, Inc. (a)	355,630	10,680
Intuitive Surgical, Inc. (a)(d)	86,617	11,479
Medtronic, Inc.	2,516,475	76,803
St. Jude Medical, Inc. (a)	762,311	21,368
Stryker Corp. (d)	551,755	21,474
Varian Medical Systems, Inc. (a)(d)	278,452	11,238
Zimmer Holdings, Inc. (a)	502,341	18,747
		369,070
Health Care Providers & Services - 1.8%
Aetna, Inc.	1,051,824	22,951
AmerisourceBergen Corp.	353,422	11,080
Cardinal Health, Inc.	801,031	26,050
CIGNA Corp.	613,023	7,424
Coventry Health Care, Inc. (a)	330,350	4,119
DaVita, Inc. (a)	232,848	11,701
Express Scripts, Inc. (a)	550,062	31,634
Humana, Inc. (a)	376,685	11,387
Laboratory Corp. of America Holdings (a)(d)	248,014	15,714
McKesson Corp.	615,373	21,501
Medco Health Solutions, Inc. (a)	1,127,875	47,371
Patterson Companies, Inc. (a)	203,141	3,823
Quest Diagnostics, Inc.	352,520	16,417
Tenet Healthcare Corp. (a)	925,273	1,120
UnitedHealth Group, Inc.	2,715,760	57,058
WellPoint, Inc. (a)	1,140,443	40,600
		329,950
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	405,635	$ 5,334
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)(d)	380,367	9,928
Millipore Corp. (a)(d)	123,089	6,236
PerkinElmer, Inc.	266,545	4,814
Thermo Fisher Scientific, Inc. (a)	934,539	33,344
Waters Corp. (a)	220,771	9,102
		63,424
Pharmaceuticals - 7.4%
Abbott Laboratories	3,438,165	180,125
Allergan, Inc.	685,853	25,843
Barr Pharmaceuticals, Inc. (a)	242,728	15,872
Bristol-Myers Squibb Co.	4,415,209	91,395
Eli Lilly & Co.	2,231,484	76,205
Forest Laboratories, Inc. (a)	679,952	16,441
Johnson & Johnson	6,232,660	365,109
King Pharmaceuticals, Inc. (a)	549,757	5,283
Merck & Co., Inc.	4,778,433	127,680
Mylan, Inc. (a)(d)	679,115	6,390
Pfizer, Inc.	15,034,667	247,020
Schering-Plough Corp.	3,625,615	60,947
Watson Pharmaceuticals, Inc. (a)	232,994	5,534
Wyeth	2,973,999	107,094
		1,330,938
TOTAL HEALTH CARE		2,451,423
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.6%
General Dynamics Corp.	886,023	45,781
Goodrich Corp.	279,027	9,389
Honeywell International, Inc.	1,660,341	46,257
L-3 Communications Holdings, Inc.	270,812	18,190
Lockheed Martin Corp.	742,558	57,259
Northrop Grumman Corp.	752,807	30,827
Precision Castparts Corp.	310,801	19,487
Raytheon Co.	929,831	45,376
Rockwell Collins, Inc.	355,545	12,117
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,650,994	$ 70,382
United Technologies Corp.	2,150,838	104,380
		459,445
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	379,187	19,369
Expeditors International of Washington, Inc.	475,181	15,885
FedEx Corp.	694,052	49,035
United Parcel Service, Inc. Class B	2,248,539	129,516
		213,805
Airlines - 0.1%
Southwest Airlines Co.	1,636,921	14,159
Building Products - 0.0%
Masco Corp.	802,925	7,692
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	755,817	8,117
Avery Dennison Corp.	237,506	7,386
Cintas Corp.	294,791	7,081
Pitney Bowes, Inc.	463,435	11,451
R.R. Donnelley & Sons Co.	468,366	5,976
Stericycle, Inc. (a)	190,484	10,915
Waste Management, Inc.	1,093,900	31,942
		82,868
Construction & Engineering - 0.2%
Fluor Corp.	399,232	18,181
Jacobs Engineering Group, Inc. (a)	273,028	12,223
		30,404
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	388,064	9,368
Emerson Electric Co.	1,730,611	62,112
Rockwell Automation, Inc.	324,714	10,115
		81,595
Industrial Conglomerates - 3.0%
3M Co.	1,558,981	104,343
General Electric Co.	23,409,268	401,937
Textron, Inc.	554,325	8,442
Tyco International Ltd.	1,059,007	22,133
		536,855
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	1,357,641	$ 55,650
Cummins, Inc.	452,091	11,564
Danaher Corp.	569,071	31,663
Deere & Co.	952,367	33,152
Dover Corp.	418,961	12,498
Eaton Corp.	370,681	17,177
Flowserve Corp.	127,977	6,441
Illinois Tool Works, Inc.	891,937	30,433
Ingersoll-Rand Co. Ltd. Class A (d)	710,419	11,139
ITT Corp.	405,350	16,968
Manitowoc Co., Inc.	290,557	2,290
PACCAR, Inc.	810,380	22,585
Pall Corp.	267,364	7,355
Parker Hannifin Corp.	373,868	15,358
		274,273
Professional Services - 0.1%
Equifax, Inc.	286,035	7,280
Monster Worldwide, Inc. (a)	276,511	3,172
Robert Half International, Inc.	347,736	7,264
		17,716
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	629,874	48,255
CSX Corp.	909,180	33,858
Norfolk Southern Corp.	836,820	41,397
Ryder System, Inc.	125,913	4,522
Union Pacific Corp.	1,135,620	56,826
		184,858
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	288,207	11,099
W.W. Grainger, Inc.	144,526	10,199
		21,298
TOTAL INDUSTRIALS		1,924,968
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.4%
Ciena Corp. (a)(d)	201,441	1,491
Cisco Systems, Inc. (a)	13,174,886	217,913
Corning, Inc.	3,519,277	31,709
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	299,302	$ 10,440
JDS Uniphase Corp. (a)	478,130	1,301
Juniper Networks, Inc. (a)	1,212,275	21,069
Motorola, Inc.	5,052,553	21,777
QUALCOMM, Inc.	3,659,893	122,863
Tellabs, Inc. (a)	886,705	3,698
		432,261
Computers & Peripherals - 4.2%
Apple, Inc. (a)	1,975,800	183,097
Dell, Inc. (a)	3,887,327	43,421
EMC Corp. (a)	4,617,972	48,812
Hewlett-Packard Co.	5,462,320	192,711
International Business Machines Corp.	3,021,747	246,575
Lexmark International, Inc. Class A (a)	174,860	4,578
NetApp, Inc. (a)	730,195	9,858
QLogic Corp. (a)	292,578	3,107
SanDisk Corp. (a)(d)	501,845	4,015
Sun Microsystems, Inc. (a)	1,679,331	5,323
Teradata Corp. (a)	398,113	5,347
		746,844
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	797,434	15,016
Amphenol Corp. Class A	394,334	9,156
Jabil Circuit, Inc.	468,445	3,082
Molex, Inc.	318,182	4,327
Tyco Electronics Ltd.	1,053,408	17,360
		48,941
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	377,192	4,628
eBay, Inc. (a)	2,436,580	31,992
Google, Inc. Class A (sub. vtg.) (a)	533,003	156,149
VeriSign, Inc. (a)	430,924	9,304
Yahoo!, Inc. (a)	3,090,776	35,575
		237,648
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	216,941	8,775
Automatic Data Processing, Inc.	1,134,933	46,600
Cognizant Technology Solutions Corp. Class A (a)	650,419	12,488
Computer Sciences Corp. (a)	337,542	9,404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	271,706	$ 1,709
Fidelity National Information Services, Inc.	423,137	7,269
Fiserv, Inc. (a)(d)	365,860	12,490
MasterCard, Inc. Class A (d)	161,339	23,443
Paychex, Inc.	715,602	20,223
The Western Union Co.	1,626,219	21,580
Total System Services, Inc.	440,887	6,291
		170,272
Office Electronics - 0.1%
Xerox Corp.	1,945,371	13,598
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	1,354,251	3,196
Altera Corp.	670,919	9,869
Analog Devices, Inc.	647,795	11,077
Applied Materials, Inc.	2,992,344	28,667
Broadcom Corp. Class A (a)	984,357	15,071
Intel Corp.	12,538,931	173,037
KLA-Tencor Corp.	386,346	7,267
Linear Technology Corp.	494,087	9,857
LSI Corp. (a)(d)	1,435,494	3,847
MEMC Electronic Materials, Inc. (a)	503,824	7,567
Microchip Technology, Inc. (d)	410,668	7,597
Micron Technology, Inc. (a)(d)	1,697,375	4,651
National Semiconductor Corp.	434,850	4,783
Novellus Systems, Inc. (a)	221,143	2,740
NVIDIA Corp. (a)	1,241,365	9,273
Teradyne, Inc. (a)	376,625	1,427
Texas Instruments, Inc.	2,923,693	45,522
Xilinx, Inc.	616,573	10,087
		355,535
Software - 3.5%
Adobe Systems, Inc. (a)	1,183,088	27,400
Autodesk, Inc. (a)	501,721	8,324
BMC Software, Inc. (a)	423,830	10,579
CA, Inc.	878,469	14,793
Citrix Systems, Inc. (a)(d)	406,770	10,844
Compuware Corp. (a)	568,504	3,610
Electronic Arts, Inc. (a)	711,078	13,553
Intuit, Inc. (a)(d)	715,956	15,866
Microsoft Corp.	17,512,704	354,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Novell, Inc. (a)	770,033	$ 3,504
Oracle Corp. (a)	8,739,428	140,617
Salesforce.com, Inc. (a)(d)	232,088	6,642
Symantec Corp. (a)	1,871,472	22,514
		632,353
TOTAL INFORMATION TECHNOLOGY		2,637,452
MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	472,470	22,565
CF Industries Holdings, Inc.	125,996	6,631
Dow Chemical Co. (d)	2,062,989	38,268
E.I. du Pont de Nemours & Co.	2,012,127	50,424
Eastman Chemical Co.	161,799	5,323
Ecolab, Inc.	391,556	15,032
International Flavors & Fragrances, Inc.	175,225	5,351
Monsanto Co.	1,226,689	97,154
PPG Industries, Inc.	366,049	16,077
Praxair, Inc.	702,522	41,484
Rohm & Haas Co. (d)	276,225	18,897
Sigma Aldrich Corp.	280,951	12,112
		329,318
Construction Materials - 0.1%
Vulcan Materials Co. (d)	244,966	14,693
Containers & Packaging - 0.2%
Ball Corp.	215,644	7,860
Bemis Co., Inc.	222,267	6,006
Pactiv Corp. (a)	291,995	7,297
Sealed Air Corp.	352,594	5,582
		26,745
Metals & Mining - 0.6%
AK Steel Holding Corp.	250,256	1,972
Alcoa, Inc.	1,814,142	19,520
Allegheny Technologies, Inc. (d)	223,676	5,133
Freeport-McMoRan Copper & Gold, Inc. Class B	856,350	20,544
Newmont Mining Corp.	1,018,545	34,274
Nucor Corp.	706,071	25,193
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	189,795	$ 1,604
United States Steel Corp.	262,037	7,966
		116,206
Paper & Forest Products - 0.2%
International Paper Co.	953,591	11,872
MeadWestvaco Corp.	380,966	4,442
Weyerhaeuser Co.	471,235	17,728
		34,042
TOTAL MATERIALS		521,004
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	13,143,355	375,374
CenturyTel, Inc.	228,278	6,063
Embarq Corp.	317,845	10,374
Frontier Communications Corp.	704,711	6,145
Qwest Communications International, Inc. (d)	3,310,548	10,594
Verizon Communications, Inc.	6,351,394	207,373
Windstream Corp.	980,489	8,687
		624,610
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	878,626	23,934
Sprint Nextel Corp.	6,365,800	17,761
		41,695
TOTAL TELECOMMUNICATION SERVICES		666,305
UTILITIES - 4.1%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	376,617	13,276
American Electric Power Co., Inc.	897,173	28,073
Duke Energy Corp.	2,821,134	43,897
Edison International	726,668	24,271
Entergy Corp.	427,277	36,361
Exelon Corp.	1,466,072	82,408
FirstEnergy Corp.	679,884	39,828
FPL Group, Inc.	911,068	44,424
Pepco Holdings, Inc.	481,217	8,657
Pinnacle West Capital Corp.	224,672	6,830
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	835,241	$ 28,306
Progress Energy, Inc.	584,320	23,192
Southern Co.	1,717,775	62,390
		441,913
Gas Utilities - 0.1%
Nicor, Inc.	100,701	4,107
Questar Corp.	386,704	12,448
		16,555
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,500,460	11,539
Constellation Energy Group, Inc.	397,740	9,733
Dynegy, Inc. Class A (a)	1,127,549	2,514
		23,786
Multi-Utilities - 1.4%
Ameren Corp.	468,833	16,681
CenterPoint Energy, Inc.	762,400	9,858
CMS Energy Corp.	502,479	5,105
Consolidated Edison, Inc.	609,307	24,610
Dominion Resources, Inc.	1,293,455	47,625
DTE Energy Co.	363,758	13,528
Integrys Energy Group, Inc.	170,447	7,530
NiSource, Inc.	611,630	7,370
PG&E Corp.	799,700	30,421
Public Service Enterprise Group, Inc.	1,134,081	35,043
Sempra Energy	549,505	25,645
TECO Energy, Inc.	474,482	6,168
Wisconsin Energy Corp.	260,773	11,333
Xcel Energy, Inc.	994,740	18,711
		259,628
TOTAL UTILITIES		741,882
TOTAL COMMON STOCKS (Cost $18,677,226)		17,464,252
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.56% 12/26/08 to 6/4/09 (e) (Cost $62,970)	$ 63,200	$ 63,167
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 1.29% (b)	382,741,183	382,741
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	514,099,323	514,099
TOTAL MONEY MARKET FUNDS (Cost $896,840)		896,840
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $19,637,036)		18,424,259
NET OTHER ASSETS - (2.5)%		(447,435)
NET ASSETS - 100%		$ 17,976,824
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,275 CME S&P 500 Index Contracts	Dec. 2008	$ 509,202	$ (45,479)
The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $63,167,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,417
Fidelity Securities Lending Cash Central Fund	7,975
Total	$ 13,392
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,424,259	$ 18,361,092	$ 63,167	$ -
Other Financial Instruments*	$ (45,479)	$ (45,479)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,726,113,000. Net unrealized depreciation aggregated $1,301,854,000, of which $4,757,314,000 related to appreciated investment securities and $6,059,168,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009